          As filed with the Securities and Exchange Commission on April 19, 2013

                                            1933 Act Registration No. 333-112927

                                             1940 Act Registration No. 811-03214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 18 /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 131 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                          Multi-Fund (Reg. TM) Select

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Adam C. Ciongoli, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/x/ on May 1, 2013, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on ____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

Multi-Fund (Reg. TM) Select
Lincoln National Variable Annuity Account C Individual Variable Annuity
Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
1-800-454-6265
www.LincolnFinancial.com


This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This prospectus is primarily for use with qualified retirement plans. Generally, you do not pay federal income tax on the Contract's Value until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be no reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the Annuity Commencement Date, we will pay your Beneficiary a Death Benefit.

Purchase Payments must be at least $25 per payment, and at least $600 annually. Purchase Payments allocated to any Subaccount or to the fixed side of the contract must be at least $20.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account.

All Purchase Payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.


The available funds are listed below:


AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio
     AllianceBernstein VPS Growth and Income Portfolio**

American Century Variable Portfolios II, Inc. (Class II):
     American Century VP Inflation Protection Fund**

American Funds Insurance Series (Reg. TM) (Class 2):
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

BlackRock Variable Series Funds, Inc. (Class III):
     BlackRock Global Allocation V.I. Fund

Delaware VIP (Reg. TM) Trust (Service Class):
     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) High Yield Series
     Delaware VIP (Reg. TM) REIT Series
     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series

     Delaware VIP (Reg. TM) Value Series

DWS Investments VIT Funds (Class B):
     DWS Equity 500 Index VIP Portfolio**
     DWS Small Cap Index VIP Portfolio**

DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio

     Fidelity (Reg. TM) VIP Growth Portfolio


Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP BlackRock Equity Dividend RPM Fund
     (formerly LVIP Wells Fargo Intrinsic Value Fund)
     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Clarion Global Real Estate Fund
     (formerly LVIP Cohen & Steers Global Real Estate Fund)
     LVIP Delaware Bond Fund
     LVIP Delaware Diversified Floating Rate Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

     LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund

     LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund
     LVIP Delaware Growth and Income Fund
     LVIP Delaware Social Awareness Fund
     LVIP Delaware Special Opportunities Fund
     LVIP Global Income Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund
     (formerly LVIP SSgA Global Tactical Allocation Fund)
     LVIP SSgA International Index Fund
     LVIP SSgA S&P 500 Index Fund***
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP UBS Large Cap Growth RPM Fund
     (formerly LVIP Janus Capital Appreciation Fund)
     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund
     LVIP Protected Profile 2010 Fund
     LVIP Protected Profile 2020 Fund
     LVIP Protected Profile 2030 Fund

     LVIP Protected Profile 2040 Fund
     LVIP Protected Profile 2050 Fund
     LVIP Protected Profile Conservative Fund
     LVIP Protected Profile Growth Fund
     LVIP Protected Profile Moderate Fund

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) Utilities Series


Neuberger Berman Advisers Management Trust (I Class):
     Mid-Cap Growth Portfolio**

PIMCO Variable Insurance Trust (Administrative Class):
     PIMCO VIT Total Return Portfolio

* Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

**It is currently anticipated that during on or about May 17, 2013, we will close and replace these investment options. See the Description of the Funds section for further information.

*** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.




This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2340, Fort Wayne, IN 46801-2340, or call 1-800-454-6265. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2013

Table of Contents




Item                                                        Page
Special Terms                                                4
Expense Tables                                               6
Summary of Common Questions                                  7
The Lincoln National Life Insurance Company                  9
Fixed Side of the Contract                                  10
Variable Annuity Account (VAA)                              10
Investments of the Variable Annuity Account                 11
Charges and Other Deductions                                15
The Contracts                                               17
 Purchase Payments                                          18
 Transfers On or Before the Annuity Commencement Date       19
 Transfers After the Annuity Commencement Date              21
 Death Benefit Before the Annuity Commencement Date         22
 Investment Requirements                                    23
 Surrenders and Withdrawals                                 24
 i4LIFE (Reg. TM) Advantage for Qualified Contracts         26
 Annuity Payouts                                            30
Distribution of the Contracts                               32
Federal Tax Matters                                         33
Additional Information                                      36
 Voting Rights                                              36
 Return Privilege                                           36
 Other Information                                          37
Legal Proceedings                                           37
Contents of the Statement of Additional Information (SAI)
for Lincoln National Variable Annuity Account C             38
Appendix A - Condensed Financial Information                A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:


Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.

Account or Variable Annuity Account (VAA)-The segregated investment account, Account C, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant-The person upon whose life the annuity payments are based.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).

Annuity Payout-A regularly Scheduled Payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.

Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.

Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value -At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.

Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit - The amount payable to your designated beneficiary if the owner dies before the annuity commencement date. If the contract is owned by a non-natural person, the death benefit will be paid on the death of the annuitant.

FINRA-Financial Industry Regulatory Authority.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.


Guaranteed Income Benefit - A feature integrated into i4LIFE (Reg. TM) Advantage that provides a guaranteed minimum payout floor for the i4LIFE (Reg.
TM) Advantage regular income payments.


i4LIFE (Reg. TM) Advantage-An Annuity Payout option which combines periodic variable Regular Income Payments for life and a Death Benefit with the ability to make withdrawals during a defined period, the Access Period.

Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own i4LIFE (Reg. TM) Advantage.

Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.


Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Purchase Payments - Amounts paid into the contract.


Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.

SEC-Securities and Exchange Commission.


Secondary Life-Under i4LIFE (Reg. TM) Advantage, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the
                                       contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.



                       CONTRACTOWNER TRANSACTION EXPENSES




The maximum surrender charge (contingent deferred sales charge)(as a percentage of
Contract Value surrendered /
withdrawn):                                                                            6.0%*




*The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. The cumulative surrender charge will never exceed 9% of the Purchase Payments applied to the contract. See Charges and Other Deductions - Surrender Charge.




The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.



                                    TABLE A






Annual Account Fee1.......................................................................      $           25.00
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):
  Mortality and Expense Risk Charge.......................................................                  1.002%
Loan Set-up Fee (if you participate in a group retirement plan that allows for loans and such fee is
permissible by law):......................................................................    $35.00 (per loan)
Loan Interest (annually of the amount held in the loan account):..........................                    7.0%




1 The Account Fee may be reduced or eliminated for any particular contract.






Optional Rider Charge
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(as a percentage of average daily net assets in the Subaccounts):1
  Guaranteed Annual Charge........................................    1.50%
  Current Annual Charge...........................................    0.48%




1 As an annualized percentage of average Account Value, computed daily. This charge is deducted from the Account Value on a monthly basis at a rate of 0.04% and only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage of 1.50%. During the Lifetime Income Period, the i4LIFE (Reg. TM) Advantage charge will be computed daily based on the net asset value in the Subaccounts and added to the mortality and expense risk charge.




The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2012. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.50%     2.16%
      Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.50%     1.85%



* Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2014.

EXAMPLES


This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

This Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year you have elected i4LIFE (Reg. TM) Advantage and assumes the maximum fees and expenses of the contract and any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,080       $2,043       $2,808       $4,834


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $479      $1,439       $2,404       $4,834



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See the Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specific period of time of purchase ("redemption fees") not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability.

What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.


What are Investment Requirements? If you elect i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. We do not plan to enforce these Investment Requirements at this time. See The Contracts - Investment Requirements.


What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds. You may also allocate Purchase Payments to the fixed account.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.


How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw Contract Value, you pay a surrender charge from 0% to 6.0% of the surrendered or withdrawn Contract Value, depending upon how many contract years have elapsed. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.


An annual account fee of $25 may be assessed on certain types of contracts.

We apply a charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk and administrative charge equal to an annual rate of 1.002%. See Charges and Other Deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectus for the funds.

For information about the compensation we pay for sales of the contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the owner and/or Annuitant. See The Contracts - Purchase Payments.

How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive a Death benefit. Your Beneficiary has options as to how the Death Benefit is paid. See The Contracts - Death Benefit Before the Annuity Commencement Date.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract .

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase.


What is Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. You will receive the Guaranteed Income Benefit when you elect i4LIFE (Reg. TM) Advantage. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.




Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.


Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2340, Fort Wayne, IN 46801-2340, or call 1-800-454-6265. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Fixed Side of the Contract
Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 1.5%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. We may vary the way in which we credit interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED.


Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.




Variable Annuity Account (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.




Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-454-6265.

Investments of the Variable Annuity Account

You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.



Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds. Funds of funds structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

We currently anticipate closing and replacing the following funds on or about May 17, 2013:
 o Alliance Bernstein VPS Growth and Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o American CenturyVP Inflation Protection Fund with LVIP BlackRock Inflation Protected Bond Fund
 o DWS Equity 500 Index VIP Portfolio with LVIP SSgA S&P 500 Index Fund
 o DWS Small Cap Index VIP Portfolio with LVIP SSgA Small-Cap Index Fund
 o Neuberger Berman AMT Mid-Cap Growth Portfolio with LVIP SSgA S&P 500 Index
Fund



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.

  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth of capital.


  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth of capital.


American Century Variable Portfolios II, Inc., advised by American Century
    Investment Management, Inc.

  o American Century VP Inflation Protection Fund: Long-term total return using a strategy that seeks to protect against U.S. inflation.


American Funds Insurance Series (Reg. TM), advised by Capital Research and
    Management Company


  o Global Growth Fund: Long-term growth of capital.

  o Growth Fund: Growth of capital.

  o Growth-Income Fund: Long-term growth of capital and income.

  o International Fund: Long-term growth of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund: High total investment return.


Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series: Maximum long-term total return consistent with reasonable risk.

  o High Yield Series: Total return and, as a secondary objective, high current income.

  o REIT Series: Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series: Capital appreciation.

  o Smid Cap Growth Series: Long-term capital appreciation.


  o Value Series: Long-term capital appreciation.



DWS Investments VIT Funds, advised by Deutsche Asset Investment Management Americas, Inc. and sub-advised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP Portfolio: To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 (Reg. TM) Index"), which emphasizes stocks of large US companies.

  o DWS Small Cap Index VIP Portfolio: To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies.


DWS Variable Series II, advised by Deutsche Asset Investment Management Americas, Inc. and sub-advised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation VIP Portfolio: Capital appreciation; a fund of funds.



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company

  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.


  o Growth Portfolio: To achieve capital appreciation.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP Baron Growth Opportunities Fund: Capital appreciation.
     (Sub-advised by BAMCO, Inc.)

  o LVIP BlackRock Equity Dividend RPM Fund: Reasonable income by investing primarily in income-producing equity securities.
    (Sub-advised by BlackRock Investment Management LLC)
     (formerly LVIP Wells Fargo Intrinsic Value Fund)

  o LVIP BlackRock Inflation Protected Bond Fund: To maximize real return, consistent with preservation of real capital and prudent investment management.

  o LVIP Clarion Global Real Estate Fund: Total return through a combination of current income and long-term capital appreciation.
    (Sub-advised by CBRE Clarion Securities LLC)
     (formerly LVIP Cohen & Steers Global Real Estate Fund)

  o LVIP Delaware Bond Fund: Maximum current income (yield) consistent with a prudent investment strategy.*
     (Sub-advised by Delaware Management Company)


  o LVIP Delaware Diversified Floating Rate Fund: Total return.*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.

     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund: A combination of current income and preservation of capital with capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund: Capital appreciation with current income as a secondary objective.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*


  o LVIP Global Income Fund: Current income consistent with preservation of capital.

     (Sub-advised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
     (Sub-advised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund: To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*

  o LVIP SSgA Bond Index Fund: To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Global Tactical Allocation RPM Fund: Long-term growth of capital; a fund of funds.
    (Sub-advised by SSgA Funds Management, Inc.)
     (formerly LVIP SSgA Global Tactical Allocation Fund)

  o LVIP SSgA International Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

    (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index*, which emphasizes stocks of small U.S. companies.
    (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: To maximize capital appreciation.
     (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP Vanguard Domestic Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP UBS Large Cap Growth RPM Fund: Long-term growth of capital in a manner consistent with the preservation of capital.
    (Sub-advised by UBS Global Asset Management (Americas) Inc.)
     (formerly LVIP Janus Capital Appreciation Fund)

  o LVIP Protected Profile 2010 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2020 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2030 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2040 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2050 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile Conservative Fund: A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP Protected Profile Growth Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP Protected Profile Moderate Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Utilities Series: Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC

  o Mid-Cap Growth Portfolio: Growth of capital.



PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT Total Return Portfolio: Maximum total return, consistent with preservation of capital and prudent investment management.


* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.


Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.


The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.

Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.



Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.


We also may:

 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;

 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.


We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;

 o administering Annuity Payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:

 o the risk that Annuitants receiving Annuity Payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that Death Benefits paid will exceed the actual Contract Value;

 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA


We apply to the average daily net asset value of the Subaccounts, a mortality and expense risk and administrative charge which is equal to an annual rate of 1.002%.



Account Fee


We will deduct $25 from the Contract Value on the last Valuation Date of each Contract Year to compensate us for the administrative services provided to you. This $25 account fee will also be deducted from the Contract Value upon surrender. This account fee may be reduced or eliminated for any particular contract.



Loan Fee

A one-time fee of up to $35 may be charged to set up a loan.


Surrender Charge



A surrender charge applies (except as described below) to surrenders and withdrawals of Contract Value as follows:




                                                         Contract year in which
                                                      surrender/withdrawal occurs
                                            ------------------------------------------------
                                             1    2    3    4    5    6    7    8    9+
      Surrender charge as a percentage of th6%   6    6    5    4    3    2    1    0
      surrendered or withdrawn proceeds


The surrender charge will never exceed 9% of the Purchase Payments applied to the contract.



A surrender charge does not apply to:

 o A surrender or withdrawal of Contract Value after eight full contract years.
 o Withdrawals during a Contract Year to the extent that the total Contract Value withdrawn during that year does not exceed the free amount which is equal to 15% of the Contract Value. This exception does not apply to a surrender of the contract.
 o A surrender or withdrawal as a result of the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies.
 o A surrender of the contract as a result of the death of the Contractowner or Annuitant. See The Contracts - Death Benefit before Annuity Commencement Date.
 o Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by Lincoln Life.
 o Periodic payments made under any Annuity Payout option made available by us.


Some contracts may also waive surrender charges in the event of:


A surrender or withdrawal due to financial hardship or unforeseeable emergency as allowed by the plan.

A surrender or withdrawal due to the Contractowner or Annuitant's retirement or termination of employment, excluding termination of employment due to plan termination, plant shutdown or any other program instituted by the employer which would reduce the work force by more than 20%.
 o A surrender or withdrawal after 5 complete contract years due to separation from service if the Participant is at least age 55.

 o A surrender or withdrawal due to a Qualified Domestic Relations Order
(QDRO).

Your contract will contain the specific circumstances regarding when the surrender charges will apply.


The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant will be considered the Contractowner for purposes of determining when a surrender charge does not apply.


Rider Charges

i4LIFE (Reg. TM) Advantage Rider Charge. The annual rate of the i4LIFE (Reg.
TM) Advantage charge is currently 0.48% of the Account Value. During the Access Period, an amount equal to the monthly i4LIFE (Reg. TM) Advantage percentage charge multiplied by the Account Value will be deducted from the Subaccounts on a monthly basis at a rate of 0.04%. The amount we deduct will increase or decrease as the Account Value increases or decreases, because the charge is based on the Account Value. The i4LIFE (Reg. TM) Advantage rider charge is in addition to the other charges applicable to your contract as set forth in the Expense Table. During the Lifetime Income Period, the i4LIFE (Reg. TM) Advantage charge will be computed daily based on the net asset value in the Subaccounts and added to the mortality and expense risk charge. If you purchase i4LIFE (Reg. TM) Advantage in the future, the annual percentage charge and the maximum annual percentage charge will be the charges in effect at the time you elect i4LIFE (Reg. TM) Advantage.

Each time you elect to begin a new 15-year step-up period, the i4LIFE (Reg. TM) Advantage charge will be the current charge in effect at the time up to the maximum i4LIFE (Reg. TM) Advantage charge of 1.50%. If you do not elect a new 15-year step-up period, your charge will not change.



Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.


Other Charges and Deductions

The mortality and expense risk and administrative charge of 1.002% of the contract value will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has an additional charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the funds that are more fully described elsewhere in this booklet and in the prospectuses for the funds respectively. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and /or the interest rate declared on the fixed account may be enhanced for certain contracts. However, these reductions or enhancements may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.

When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.

Who Can Invest

To apply for a contract, you must be of legal age in a state where the contract may be lawfully sold and also be eligible to participate in the type of contract for which you're applying. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.


In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.

The Contractowner, joint owner and Annuitant cannot be older than age 74.


Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other collective investment scheme. The contract may not be traded on any stock exchange or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should carefully consider the cost and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments


You may make Purchase Payments to the contract at any time, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum annual amount for Purchase Payments is $600. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you. Purchase Payments totaling $1 million or more are subject to Home Office approval. This takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner and/or Annuitant. If you stop making Purchase Payments, the contract will remain in force; however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit Purchase Payments made to the contract.



Valuation Date


Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.



Allocation of Purchase Payments


Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a fixed account is $20,, subject to state approval.

If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to 4:00 p.m., New York time, we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on the next Valuation Date.

The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1. The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2. The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


After the first thirty days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. We reserve the right to waive these restrictions. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or cross-reinvestment elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $500 (or the entire amount in the Subaccount, if less than $500). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.

A transfer request may be made to our Home Office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act up instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the Contractowner on the next Valuation Date. If you determine that a transfer was made in error, you must notify us within 30 days of the confirmation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office.

Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the end of the Valuation Date (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date.

If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $500 or the total amount in the Subaccount if less than $500. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:

 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $500 or, if less, the amount in the fixed account.


Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing


Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions

(which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan Participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one Subaccount to another Subaccount in the VAA or to the fixed side of the contract as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the Subaccounts.



Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), cross-reinvestment service, portfolio rebalancing and automatic withdrawal service. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value.

The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.


Death Benefit Before the Annuity Commencement Date


If the Contractowner or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. If you have elected i4LIFE (Reg. TM) Advantage, a different Death Benefit option will apply.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option.

The Death Benefit paid to your designated Beneficiary will be the greater of:

1. The Contract Value on the Valuation Date the Death Benefit is approved by us for payment; or

2. The sum of all Purchase Payments minus all withdrawals, including any applicable charges and any premium tax incurred.

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:

1. If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or

2. If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit has elected a lump sum settlement and the Death Benefit is over $10,000, the proceeds will be placed into a SecureLine (Reg.
TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service we offer to help the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account is established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.

Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg. TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


Contractowners who have elected i4LIFE (Reg. TM) with the Guaranteed Income Benefit will be subject to the following requirements on variable Subaccount investments. If you do not elect i4LIFE (Reg. TM), the Investment Requirements will not apply to your contract.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the Subaccount investments of the Contractowners who have this rider and market conditions.

No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts"):


o

 o AllianceBernstein Global Thematic Growth Portfolio
 o American Funds Global Growth Fund
 o American Funds International Fund
 o Delaware VIP High Yield
 o Delaware VIP REIT Series
 o Delaware VIP Small Cap Value Series
 o Delaware VIP Smid Cap Growth Series
 o DWS Small Cap Index VIP
 o LVIP Baron Growth Opportunities Fund
 o LVIP Clarion Global Real Estate Fund
 o LVIP Delaware Special Opportunities Fund o LVIP Foundation Aggressive Allocation Fund
 o LVIP Mondrian International Value Fund
 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA Global Tactical Allocation RPM Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small Cap Index Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Vanguard International Equity ETF Fund
 o LVIP Protected Profile 2040 Fund
 o LVIP Protected Profile 2050 Fund
 o MFS VIT Utilities Series
 o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except for the DWS Alternative Asset Allocation VIP Portfolio which is not available for investment.

You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of i4LIFE (Reg. TM) Advantage, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the LVIP Money Market Subaccount. We reserve the right to designate a different investment option other than the LVIP Money Market Subaccount as the default investment option should there be not Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change.

We may move Subaccounts on or off the Limited Subaccount list, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;


2. submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or


3. take no action and be subject to the quarterly rebalancing as described above.

Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner.

As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Surrenders and Withdrawals


Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), subject to the rules below. A surrender/withdrawal after the Annuity Commencement Date depends upon the annuity option selected. See Annuity Payouts
- Annuity Options.

The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at or after 4:00 p.m. New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total Contract Value. The minimum amount which can be withdrawn is $100. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and Other Deductions.

As of January 17, 2012, we will no longer offer SecureLine (Reg. TM) for withdrawals or surrenders. SecureLine (Reg. TM) is an interest bearing account established from the proceeds payable on a policy or contract administered by us. We will, however, continue to offer SecureLine (Reg. TM) for Death Benefit proceeds. Please see the General Death Benefit Information section in this prospectus for more information about SecureLine (Reg. TM).


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant:


a. attains age 59 1/2
b. separates from service
c. dies
d. becomes totally and permanently disabled and/or
e. experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions. Participants in the Texas Optional Retirement Program should refer to the Restrictions Under the Texas Optional Retirement Program, later in this prospectus.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:

 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for two (2) full, consecutive Contract Years; and

 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders.



Loans


If the Plan permits loans, then during the Participant's accumulation period, the Participant may apply for a loan by completing a loan application that we provide. The Participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the Participant's Plan. For plans subject to the IRC and Title I of ERISA, the initial amount of a Participant loan cannot exceed the lesser of 50% of the Participant's vested account balance in the fixed account or $50,000 and, pursuant to the terms of the contract, must be at least $1,000. For plans subject to the IRC, but not subject to Title I of ERISA, a Participant is subject to the same $50,000 maximum, but may borrow up to $10,000 of his or her vested account balance even if that would be greater than 50% of his or her vested account balance. The annual interest rate for loans is 7.0% of the amount held in the loan account. We will credit interest at an annual rate of 4.5% on the loan value.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or

 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.


Abandoned Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be "escheated". This means that the Death Benefit will paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.

To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by filing a written request with our Home Office.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-800-454-6265.


i4LIFE (Reg. TM) Advantage for Qualified Contracts


i4LIFE (Reg. TM) Advantage (the Variable Annuity Income rider in your contract) is an optional Annuity Payout rider you may elect and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus.


In order to elect the i4LIFE (Reg. TM) Advantage benefit, you may need to surrender your existing base contract and apply for a new contract. The surrender charges and fees applicable to the new base contract will not be higher than such fees applicable to the base contract being surrendered. However, an additional charge will be incurred on the new base contract for i4LIFE (Reg. TM) Advantage; just as it would be for a contract that need not be surrendered to elect i4LIFE (Reg. TM) Advantage. Enhanced interest rates will not be offered on the fixed account(s) of the new base contract. Please contact your sales representative to determine if it is necessary to surrender your contract in order to elect i4LIFE (Reg. TM) Advantage.


i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, regular monthly income payments for life. These payouts begin and are made during an Access Period, where you have access to the Account Value. After the Access Period ends, Regular Income Payments continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular monthly income payment is based on the Account Value on the Periodic Income Commencement Date. This date is no more than 14 days prior to the date you begin receiving the regular monthly income payments. This option is available for Participants in 401(k), 403(b) and most 457 plans ("tax-deferred retirement plans"). This option, when available in your state, is subject to a charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges for Qualified Contracts.

i4LIFE (Reg. TM) Advantage may be elected at the time of application or at any time before another Annuity Payout option is elected by sending a written request to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you make certain choices about your Regular Income Payments. The Annuitant, or Secondary Life, if applicable, may not be changed after i4LIFE (Reg. TM) Advantage is elected. The Periodic Income Commencement Date will be within one month of when your i4LIFE (Reg. TM) Advantage election form is approved by us.

i4LIFE (Reg. TM) Advantage for tax-deferred retirement plans is only available if the Annuitant is eligible to receive a payout pursuant to the terms and conditions of his or her plan at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions.

If i4LIFE (Reg. TM) Advantage is selected, in addition to the Investment Requirements imposed by electing this option, the applicable transfer provisions among Subaccounts and the fixed account during the access period will continue to be those specified in your prospectus. See The Contracts - Transfers on or Before the Annuity Commencement Date. During the Lifetime Income Period, the transfer provisions are those specified in your prospectus. See The Contracts - Transfers after the Annuity Commencement Date. Once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Additional Services.

When you elect i4LIFE (Reg. TM) Advantage, you will receive the i4LIFE (Reg.
TM) Advantage Guarantee of Principal Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefit.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, regular monthly income payments and provide a Death Benefit, and during which you may surrender the contract and make additional withdrawals from your Account Value. During the Access Period, the Account Value is available as a minimum Death Benefit, or for additional withdrawals or surrender of the contract. At the end of the Access Period, the remaining Account Value is used to determine the amount of regular monthly income payments for the rest of your life (and the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently the greater of 15 years or to age 85) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend the Access Period by sending us notice. Additional restrictions may apply if you are under 591/2 when you request a change to the Access Period. A request to extend the Access Period will be effective on the next Periodic Income Commencement Date anniversary. Currently, if you extend the Access Period, it must be extended at least 5 years.

If you extend the Access Period, subsequent Regular Income Payments and the Guaranteed Income Benefit will be reduced accordingly. The Guaranteed Income Benefit will be adjusted in proportion to the reduction in the new Regular Income Payment. Extending the Access Period lowers the regular payment and Guaranteed Income Benefit because these payments are spread out over a longer period of time. For example, assume you have an access period of 25 years, a Regular Income Payment of $433 a month and a Guaranteed Income Benefit of $332 per month. If you extend your Access Period to 30 years, the Regular Income Payment decreases to $428 per month (a reduction of 1.15%) and the Guaranteed Income Benefit is also reduced by 1.15% for a payment of $328.


We may reduce or terminate the Access Period for tax-deferred retirement plans in order to keep the Regular Income Payments in compliance with Internal Revenue Code ("IRC") provisions for required minimum distributions. You may not shorten your Access Period.

Account Value. The initial Account Value is equal to the total of the dollar value of the fixed and variable options contained in the contract in which you are invested on the Periodic Income Commencement Date. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by Regular Income Payments made, any Guaranteed Income Benefit payments made, and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life, if applicable) and the Account Value will be reduced to zero.


Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living; and access to your Account Value during the Access Period. Such payments will not vary during the year unless there is a withdrawal. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the length of the Access Period. This choice will influence the amount of your Regular Income Payments. Regular Income Payments will begin within 14 days of the Periodic Income Commencement Date. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.


Regular Income Payments for tax-deferred retirement plans will be paid monthly, and are only recalculated once per year, at the beginning of each calendar year. An assumed investment return rate of 4% will be available. Regular Income Payments are not subject to any surrender charges or applicable Interest Adjustments. For information regarding income tax consequences of Regular Income Payments, See Federal Tax Matters.

The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Account Value by 1000 and multiplying the result by an annuity factor. In the absence of excess withdrawals this amount will remain constant throughout the calendar year. The annuity factor is based upon:

  o The age and sex (unless unisex rates are required by law) of the Annuitant and Secondary Life, if applicable;

  o the length of the Access Period selected;
  o the monthly Regular Income Payments;
  o the assumed investment return of 4%; and
  o the Individual Annuity Mortality table specified in your contract.


The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

Subsequent Regular Income Payments during the Access Period are determined by dividing the Account Value, on the applicable Valuation Date (December 31) by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. You will receive the same payment each month throughout the year. The Account Value continues to vary with the performance of the Subaccounts selected and the interest credited on the fixed account. The assumed investment return is the measuring point for subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be reduced in the same proportion that withdrawals reduce the Account Value. For example, a Contractowner has an Account Value of $100,000 and an income payment of $400 per month. If the Contractowner makes a withdrawal of $25,000 (resulting in a 25% reduction of Account Value), there would be a corresponding 25% reduction to the Regular Income Payment. The Regular Income Payment of $400 would be reduced to $300 [$400 - (25% x $400)]. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Advantage Provisions for more information on withdrawals.


For a joint life option, the Secondary Life must be the Annuitant's spouse and must be the primary Beneficiary. If either the Annuitant or Secondary Life dies during the Access Period, the surviving life may elect to continue Regular Income Payments. We may adjust the Access Period length to ensure the regular monthly income payments conform to the required minimum distribution requirements of Section 401(a)(9) of the IRC. Regular Income Payments will continue for the remainder of the Access Period and then, if there is a surviving life, for the Lifetime Income Period. As an alternative, upon the death of the Annuitant, the Secondary Life may choose to take the Death Benefit, and the i4LIFE (Reg. TM) Advantage rider will terminate. The Account Value less any contingent deferred sales charge may be paid upon the death of the Secondary Life during the Access Period, if applicable. If there is no surviving life, then the Regular Income Payments will cease and this rider will terminate.

For a single life option, if the Annuitant dies during the Access Period, a Death Benefit will be paid and the Regular Income Payments will cease and this rider will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. The frequency of Regular Income Payments, the assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex (unless unisex rates are required by law) of the Annuitant and Secondary Life (if living);

  o the monthly Regular Income Payments;
  o the assumed investment return of 4%; and
  o the Individual Annuity Mortality table specified in your contract.


The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Your Regular Income Payments are adjusted on an annual basis, and the total of the annual payment is transferred to Lincoln Life's general account in January to be paid out monthly. During the Lifetime Income Period monies deposited to the general account will receive the then current crediting rate. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will vary on an annual basis for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your annuity units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable.



i4LIFE (Reg. TM) Advantage Death Benefit


i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available for qualified contracts during the Access Period and will be equal to the greater of:
  o the Account Value as of the Valuation Date we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other additional withdrawals (including withdrawals to provide the Guaranteed Income Benefit).

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force prior to that election. Regular Income Payments are deducted from the Death Benefit before any additional withdrawals when determining the Death Benefit.

The following example demonstrates the impact of a withdrawal on your Death
Benefit:


Total Purchase Payments $200,000
Total i4LIFE (Reg. TM) Advantage Regular Income Payments $25,000
Additional Withdrawal $15,000

Death Benefit value after i4LIFE (Reg. TM) Advantage withdrawal = $200,000 - $25,000 = $175,000

Death Benefit value after additional withdrawal = $175,000 - $15,000 = $160,000


General Death Benefit Provisions. Following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

During the access period, if the single life option has been elected, then upon the death of the Annuitant, the Regular Income Payments will cease and this rider will terminate. If the joint life option has been elected, then upon the death of the Annuitant, the Secondary Life, if still surviving, as spouse and primary Beneficiary, may terminate the contract and this rider and receive full payment of the Death Benefit or elect to continue the contract and this rider and receive Regular Income Payments for his/her lifetime. Upon the death of the Secondary Life, the Annuitant if still surviving, may continue to receive Regular Income Payments for the remainder of the access period and for the Lifetime Income Period or may elect to terminate this rider. If neither the Annuitant nor the Secondary Life is still surviving, the Regular Income Payments will cease and this rider will terminate.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:


     1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
     2. written authorization for payment; and
     3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with IRC
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to Lincoln Life of the death, Regular Income Payments may be suspended until the death claim is approved. If this rider is continued, upon approval of the death claim the excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time and a lump sum payment for the value of any suspended payments, as of the date the death claim is approved, will be made and the Regular Income Payments will restart. Otherwise, this rider terminates.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The Interest Adjustment may apply.

The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit Payments:

i4LIFE (Reg. TM) Advantage Regular Income Payment before Withdrawal $1,200 Guaranteed Income Benefit before Withdrawal $750
Account Value at time of Additional Withdrawal $150,000
Additional Withdrawal $15,000 (a 10% withdrawal)
Reduction in i4LIFE (Reg. TM) Advantage Regular Income Payment for Withdrawal = $1,200 x 10% = $120
i4LIFE (Reg. TM) Advantage Regular Income Payment after Withdrawal = $1,200 - $120 = $1,080
Reduction in Guaranteed Income Benefit for Withdrawal = $750 x 10% = $75 Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges.


Termination. You may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and assess the mortality and expense risk charge and administrative charge associated with the contract without this feature. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.


Availability. The availability of i4LIFE (Reg. TM) Advantage will depend upon your state's approval of the i4LIFE (Reg. TM) Advantage contract rider. Please check with your registered representative for availability.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage for Qualified
Contracts

The Guaranteed Income Benefit ensures that your Regular Income Payments will never be less than a minimum amount, adjusted for withdrawals, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is in effect during both the access period and the Lifetime Income Period.

The Guaranteed Income Benefit is initially equal to 75% of the initial Regular Income Payment. If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit. This additional amount will be withdrawn from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero as a result of the payment of the Guaranteed Income Benefit, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant, or Secondary Life, if applicable, is living.

The Guaranteed Income Benefit has an automatic step-up feature that works as follows: During the 15-year step-up period, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The 15-year period will run from the Periodic Income Commencement Date, or the date of the most recent reset of the 15-year step-up period. Each 3-year step-up occurs on the Valuation Date of the first Regular Income Payment in the first calendar year of each 3-year period. . At the end of a 15-year step-up period, the Contractowner may continue with the current Guaranteed Income Benefit amount at the current fee with no further step-ups or alternatively elect a new 15-year step-up period by submitting a written request to the Home Office. If a new 15-year step-up period is elected, the i4LIFE (Reg. TM) Advantage fee will be the current charge in effect at the time of the step-up election period. A new step-up period may be elected during the Access and Lifetime Income periods, but the new step-up period must be elected at or before the end of the previous step-up period or no new step-up period may be elected in the future. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer the election of a new 15-year step-up period for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. If a new 15-year step-up period is elected, the i4LIFE (Reg. TM) Advantage charge may increase subject to the guaranteed maximum annual percentage charge of 1.50%.


The Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments or Guaranteed Income Benefit payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Advantage Provisions to see the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years up to the maximum available) thereby reducing your Regular Income Payment, your Guaranteed Income Benefit will also be reduced. The Guaranteed Income Benefit will be reduced in proportion to the reduction in the Regular Income Payment. You may not shorten your Access Period.


Annuity Payouts

When you apply for a contract, you may select any Annuity Commencement Date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)


The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if he or she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two-Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (See Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. This option provides fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk and administrative charge of 1.002% will be assessed on all variable Annuity Payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.



Variable Annuity Payouts


Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less applicable premium taxes;

 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then


2. Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3. Calculate the value of the Annuity Units each period thereafter.

Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore; please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.



General Information


The Annuity Commencement Date is usually on or before the Contractowner's 90th birthday. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a Beneficiary in a lump sum, the Beneficiary may choose any Annuity Payout option. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for Guaranteed Period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission we pay to LFN is 9.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFN is 4.25% of annuitized value and/or ongoing annual compensation of up to 0.75% of annuity value or statutory reserves.


We also pay for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission we pay to Selling Firms, other than LFN, is 9.00% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission paid to Selling Firms is 4.25% of annuitized value and/or ongoing annual compensation of up to 0.75% of annuity value or statutory reserves.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.


Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2012 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Qualified Retirement Plans


We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts


Qualified retirement plans may include the following:

 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)

 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)

 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.


If your contract was issued pursuant to a 403(b) plan, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that contributions (purchase payments), as well as surrenders, loans or transfers you request, comply with applicable tax requirements and to decline purchase payments or requests that are not in compliance. We will defer crediting purchase payments we receive or processing payments you request until all information required under the tax law has been received. By directing purchase payments to the contract or requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Also, for 403(b) contracts issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer's 403(b) plan, in order to comply with new tax regulations (previously, only amounts attributable to your salary-reduction contributions were subject to withdrawal restrictions). Amounts transferred to a 403(b) contract from other 403(b) contracts or accounts must generally be subject to the same restrictions on withdrawals applicable under the prior contract or account.

Tax Deferral on Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Investments in the VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the plan Participant's specific circumstances (e.g., the Participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 70 1/2 or retire, if later as described below.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the Participant to take required distributions upon the later of reaching age 70 1/2 or retirement.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.


Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the Participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions (RMDs)


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit, if any, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the contract value or a return of purchase payments. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The tax code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or annuity payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the tax law)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income," or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Taxation of Death Benefits


We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your Beneficiaries. If your spouse is your Beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse Beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions. The Pension Protection Act of 2006 ("PPA") permits non-spouse Beneficiary rollovers to an "inherited IRA" (effective January 1, 2007).


Transfers and Direct Rollovers

As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The PPA permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distribution after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers or after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Nonqualified Annuity Contracts

A nonqualified annuity is a contract not issued in connection with an IRA or a qualified retirement plan receiving special tax treatment under the tax code. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a tax advisor.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.



Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2340, Fort Wayne, IN 46801-2340. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return Purchase Payments. With respect to the VAA, except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any account charge and any premium taxes which had been deducted. No surrender charge will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, in the manner specified above, except that we will return only the Purchase Payment(s). IRA purchasers will receive Purchase Payments only.

State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Restrictions Under the Texas Optional Retirement Program


Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits Participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

 o Termination of employment in all institutions of higher education as defined in Texas law;
 o Retirement; or
 o Death.


Accordingly, a Participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.



Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Special Arrangements

At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.



Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln National Variable Annuity Account C


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                          Multi-Fund (Reg. TM) Select
                  Lincoln National Variable Annuity Account C










   .
Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity
Account C (Multi-Fund (Reg. TM) Select).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 2340, Fort Wayne, IN 46801-2340.^

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.





             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
ABVPSF Global Thematic Growth
2004  .          9.161       10.933             2
2005  .         10.933       11.219            24
2006  .         11.219       12.038            50
2007  .         12.038       14.289            91
2008  .         14.289        7.432           139
2009  .          7.432       11.267           207
2010  .         11.267       13.228           225
2011  .         13.228       10.030           235
2012  .         10.030       11.245           254
---------       ------       ------           ---
ABVPSF Growth and Income
2004  .         10.082       11.133             6
2005  .         11.133       11.528            61
2006  .         11.528       13.352           117
2007  .         13.352       13.861           174
2008  .         13.861        8.138           243
2009  .          8.138        9.697           292
2010  .          9.697       10.829           342
2011  .         10.829       11.371           376
2012  .         11.371       13.199           396
---------       ------       ------           ---
American Century VP Inflation Protection
2009  .          9.967       10.599            60
2010  .         10.599       11.028           158
2011  .         11.028       12.201           323
2012  .         12.201       12.971           465
---------       ------       ------           ---
American Funds Global Growth
2004  .          9.798       11.310            13
2005  .         11.310       12.773           107
2006  .         12.773       15.229           227
2007  .         15.229       17.316           410
2008  .         17.316       10.562           636
2009  .         10.562       14.881           857
2010  .         14.881       16.463           984
2011  .         16.463       14.850         1,034
2012  .         14.850       18.020         1,101
---------       ------       ------         -----
American Funds Growth
2004  .          9.591       11.148           114
2005  .         11.148       12.824           796
2006  .         12.824       13.993         1,722
2007  .         13.993       15.564         2,532
2008  .         15.564        8.634         3,395
2009  .          8.634       11.916         4,349
2010  .         11.916       14.001         4,821
2011  .         14.001       13.269         5,092
2012  .         13.269       15.487         5,107
---------       ------       ------         -----
American Funds Growth-Income
2004  .          9.794       10.978            74
2005  .         10.978       11.502           504
2006  .         11.502       13.119         1,060
2007  .         13.119       13.643         1,617
2008  .         13.643        8.395         2,224
2009  .          8.395       10.907         2,914
2010  .         10.907       12.032         3,315
2011  .         12.032       11.694         3,560
2012  .         11.694       13.602         3,660
---------       ------       ------         -----

             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
American Funds International
2004  .          9.918       11.729            35
2005  .         11.729       14.109           273
2006  .         14.109       16.619           708
2007  .         16.619       19.748         1,152
2008  .         19.748       11.315         1,637
2009  .         11.315       16.028         2,116
2010  .         16.028       17.016         2,362
2011  .         17.016       14.493         2,503
2012  .         14.493       16.919         2,548
---------       ------       ------         -----
BlackRock Global Allocation V.I.
2009  .         10.050       11.616            45
2010  .         11.616       12.622           285
2011  .         12.622       12.042           493
2012  .         12.042       13.110           659
---------       ------       ------         -----
Delaware VIP Diversified Income
2004  .         10.269       10.914            22
2005  .         10.914       10.742           193
2006  .         10.742       11.439           410
2007  .         11.439       12.165           768
2008  .         12.165       11.454         1,082
2009  .         11.454       14.363         1,405
2010  .         14.363       15.338         1,711
2011  .         15.338       16.119         1,903
2012  .         16.119       17.056         2,044
---------       ------       ------         -----
Delaware VIP High Yield
2005  .          9.982       10.274             9
2006  .         10.274       11.412            68
2007  .         11.412       11.586           170
2008  .         11.586        8.668           243
2009  .          8.668       12.757           377
2010  .         12.757       14.513           405
2011  .         14.513       14.703           476
2012  .         14.703       17.083           575
---------       ------       ------         -----
Delaware VIP REIT
2004  .         10.831       13.277            52
2005  .         13.277       14.046           205
2006  .         14.046       18.400           411
2007  .         18.400       15.634           539
2008  .         15.634       10.017           668
2009  .         10.017       12.221           802
2010  .         12.221       15.319           888
2011  .         15.319       16.777           921
2012  .         16.777       19.368           916
---------       ------       ------         -----
Delaware VIP Small Cap Value
2004  .          9.879       12.117            56
2005  .         12.117       13.094           355
2006  .         13.094       15.022           706
2007  .         15.022       13.855         1,021
2008  .         13.855        9.593         1,265
2009  .          9.593       12.495         1,541
2010  .         12.495       16.318         1,701
2011  .         16.318       15.898         1,744
2012  .         15.898       17.886         1,720
---------       ------       ------         -----

             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
Delaware VIP Smid Cap Growth(3)
2004  .          8.855       10.985            21
2005  .         10.985       11.486           119
2006  .         11.486       12.206           227
2007  .         12.206       13.348           311
2008  .         13.348        7.022           401
2009  .          7.022       10.733           511
2010  .         12.822       14.524           602
2011  .         14.524       15.516           702
2012  .         15.516       17.006           744
---------       ------       ------           ---
Delaware VIP Value
2004  .          9.935       11.343            10
2005  .         11.343       11.881           101
2006  .         11.881       14.561           283
2007  .         14.561       13.984           507
2008  .         13.984        9.197           646
2009  .          9.197       10.712           813
2010  .         10.712       12.231           896
2011  .         12.231       13.230           987
2012  .         13.230       14.989         1,095
---------       ------       ------         -----
DWS Alternative Asset Allocation
2009  .         10.005       11.534             6
2010  .         11.534       12.806            29
2011  .         12.806       12.284            67
2012  .         12.284       13.300           119
---------       ------       ------         -----
DWS VIT Equity 500 Index
2004  .          9.881       11.081            12
2005  .         11.081       11.455            88
2006  .         11.455       13.070           193
2007  .         13.070       13.591           314
2008  .         13.591        8.431           469
2009  .          8.431       10.520           679
2010  .         10.520       11.927           875
2011  .         11.927       11.985         1,062
2012  .         11.985       13.695         1,168
---------       ------       ------         -----
DWS VIT Small Cap Index
2004  .          9.360       11.770             9
2005  .         11.770       12.118            56
2006  .         12.118       14.060           125
2007  .         14.060       13.619           189
2008  .         13.619        8.855           266
2009  .          8.855       11.070           339
2010  .         11.070       13.820           384
2011  .         13.820       13.056           400
2012  .         13.056       14.979           403
---------       ------       ------         -----
Fidelity VIP Contrafund
2004  .          9.608       11.299            28
2005  .         11.299       13.051           293
2006  .         13.051       14.398           734
2007  .         14.398       16.721         1,192
2008  .         16.721        9.487         1,717
2009  .          9.487       12.724         2,205
2010  .         12.724       14.729         2,489
2011  .         14.729       14.176         2,664
2012  .         14.176       16.300         2,810
---------       ------       ------         -----

             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
Fidelity VIP Growth
2004  .          9.599       10.590             6
2005  .         10.590       11.061            36
2006  .         11.061       11.670            79
2007  .         11.670       14.634           147
2008  .         14.634        7.634           264
2009  .          7.634        9.672           342
2010  .          9.672       11.860           404
2011  .         11.860       11.738           474
2012  .         11.738       13.295           524
---------       ------       ------           ---
LVIP Baron Growth Opportunities**
2004  .          9.172       11.803            38
2005  .         11.803       12.079           308
2006  .         12.079       13.815           601
2007  .         13.815       14.145           833
2008  .         14.145        8.523         1,046
2009  .          8.523       11.672         1,266
2010  .         11.672       14.605         1,361
2011  .         14.605       15.041         1,452
2012  .         15.041       17.608         1,420
---------       ------       ------         -----
LVIP BlackRock Equity Dividend RPM
2004  .          9.904       11.314            21
2005  .         11.314       11.676           141
2006  .         11.676       12.830           280
2007  .         12.830       13.222           388
2008  .         13.222        8.053           462
2009  .          8.053        9.806           514
2010  .          9.806       11.421           546
2011  .         11.421       10.989           555
2012  .         10.989       12.694           570
---------       ------       ------         -----
LVIP BlackRock Inflation Protected Bond
2012  .         10.071       10.243            21
---------       ------       ------         -----
LVIP Clarion Global Real Estate
2007  .         10.089        8.251            12
2008  .          8.251        4.723            55
2009  .          4.723        6.429           142
2010  .          6.429        7.490           225
2011  .          7.490        6.755           280
2012  .          6.755        8.318           340
---------       ------       ------         -----
LVIP Delaware Bond
2004  .         10.288       10.536            44
2005  .         10.536       10.680           277
2006  .         10.680       11.044           590
2007  .         11.044       11.499           905
2008  .         11.499       11.013         1,142
2009  .         11.013       12.918         1,354
2010  .         12.918       13.828         1,601
2011  .         13.828       14.684         1,762
2012  .         14.684       15.444         1,822
---------       ------       ------         -----
LVIP Delaware Diversified Floating Rate
2011  .          9.998        9.762             6
2012  .          9.762       10.047            17
---------       ------       ------         -----
LVIP Delaware Foundation Aggressive Allocation(1)
2004  .         10.106       11.433             8
2005  .         11.433       12.058            37
2006  .         12.058       13.636            71
2007  .         13.636       14.325           108
2008  .         14.325        9.447           158
2009  .          9.447       12.313           192
2010  .         12.313       13.678           214
2011  .         13.678       13.235           243
2012  .         13.235       14.808           280
---------       ------       ------         -----

             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
LVIP Delaware Foundation Conservative Allocation(2)
2004  .          9.977       10.996            17
2005  .         10.996       11.350            90
2006  .         11.350       12.395           166
2007  .         12.395       12.801           233
2008  .         12.801        9.224           280
2009  .          9.224       11.186           322
2010  .         11.186       12.198           358
2011  .         12.198       12.316           373
2012  .         12.316       13.456           404
---------       ------       ------           ---
LVIP Delaware Foundation Moderate Allocation
2009  .         10.156       11.777             2
2010  .         11.777       12.910            29
2011  .         12.910       12.784            82
2012  .         12.784       14.053           190
---------       ------       ------           ---
LVIP Delaware Growth and Income
2004  .          9.839       11.264            11
2005  .         11.264       11.740            88
2006  .         11.740       13.028           155
2007  .         13.028       13.653           209
2008  .         13.653        8.651           252
2009  .          8.651       10.641           298
2010  .         10.641       11.856           313
2011  .         11.856       11.837           349
2012  .         11.837       13.467           370
---------       ------       ------           ---
LVIP Delaware Social Awareness
2004  .          9.736       11.224            13
2005  .         11.224       12.418           113
2006  .         12.418       13.773           266
2007  .         13.773       14.005           411
2008  .         14.005        9.063           578
2009  .          9.063       11.623           715
2010  .         11.623       12.793           767
2011  .         12.793       12.702           820
2012  .         12.702       14.447           863
---------       ------       ------           ---
LVIP Delaware Special Opportunities
2004  .         10.118       12.163            19
2005  .         12.163       13.891           236
2006  .         13.891       15.920           526
2007  .         15.920       16.321           762
2008  .         16.321       10.203           962
2009  .         10.203       13.131         1,135
2010  .         13.131       16.923         1,239
2011  .         16.923       15.828         1,317
2012  .         15.828       17.948         1,313
---------       ------       ------         -----
LVIP Global Income
2009  .          9.922       10.713            13
2010  .         10.713       11.605            55
2011  .         11.605       11.584           113
2012  .         11.584       12.321           152
---------       ------       ------         -----
LVIP Mondrian International Value
2004  .         10.262       12.237             7
2005  .         12.237       13.600           130
2006  .         13.600       17.461           310
2007  .         17.461       19.225           540
2008  .         19.225       12.027           712
2009  .         12.027       14.398           876
2010  .         14.398       14.570           934
2011  .         14.570       13.782           988
2012  .         13.782       14.919         1,012
---------       ------       ------         -----

                                 Accumulation unit value
                                 -----------------------
                                                              Number of
                                  Beginning      End of      accumulation
                                  of period      period         units
                                 -----------    --------    -------------
                                 (Accumulation unit value in dollars and
                                     Number of accumulation units in
                                                thousands)
LVIP Money Market
2004  .                              9.986        9.990             4
2005  .                              9.990       10.141            35
2006  .                             10.141       10.484           104
2007  .                             10.484       10.867           233
2008  .                             10.867       10.984           529
2009  .                             10.984       10.883           613
2010  .                             10.883       10.779           630
2011  .                             10.779       10.675           699
2012  .                             10.675       10.571           686
-----------------------------       ------       ------           ---
LVIP Protected Profile 2010
2007  .                             10.060       10.476             1*
2008  .                             10.476        7.872            45
2009  .                              7.872        9.671            85
2010  .                              9.671       10.646           131
2011  .                             10.646       10.644           129
2012  .                             10.644       11.410           136
-----------------------------       ------       ------           ---
LVIP Protected Profile 2020
2007  .                              9.992       10.321            16
2008  .                             10.321        7.452           131
2009  .                              7.452        9.248           309
2010  .                              9.248       10.232           505
2011  .                             10.232       10.125           619
2012  .                             10.125       10.836           770
-----------------------------       ------       ------           ---
LVIP Protected Profile 2030
2007  .                             10.179       10.428             8
2008  .                             10.428        7.129           140
2009  .                              7.129        9.009           309
2010  .                              9.009       10.012           502
2011  .                             10.012        9.832           701
2012  .                              9.832       10.477           936
-----------------------------       ------       ------           ---
LVIP Protected Profile 2040
2007  .                              9.803       10.253            17
2008  .                             10.253        6.526           125
2009  .                              6.526        8.440           342
2010  .                              8.440        9.474           547
2011  .                              9.474        9.219           743
2012  .                              9.219        9.753           961
-----------------------------       ------       ------           ---
LVIP Protected Profile 2050
2011  .                             19.633        9.197             8
2012  .                              9.197        9.629            43
-----------------------------       ------       ------           ---
LVIP Protected Profile Conservative
2005  .                             10.013       10.290            11
2006  .                             10.290       11.111            79
2007  .                             11.111       11.826           227
2008  .                             11.826        9.524           437
2009  .                              9.524       11.744           662
2010  .                             11.744       12.816           828
2011  .                             12.816       13.123           932
2012  .                             13.123       14.227           961
-----------------------------       ------       ------           ---
LVIP Protected Profile Growth
2005  .                             10.010       10.686            65
2006  .                             10.686       12.045           349
2007  .                             12.045       13.062           830
2008  .                             13.062        8.589         1,412
2009  .                              8.589       10.945         2,040
2010  .                             10.945       12.182         2,457
2011  .                             12.182       12.031         2,621
2012  .                             12.031       12.969         2,778
-----------------------------       ------       ------         -----

             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
LVIP Protected Profile Moderate
2005  .          9.999       10.508            71
2006  .         10.508       11.627           374
2007  .         11.627       12.547           837
2008  .         12.547        9.092         1,392
2009  .          9.092       11.497         1,924
2010  .         11.497       12.712         2,322
2011  .         12.712       12.700         2,468
2012  .         12.700       13.745         2,714
---------       ------       ------         -----
LVIP SSgA Bond Index
2009  .          9.918       10.294            11
2010  .         10.294       10.773            35
2011  .         10.773       11.427            68
2012  .         11.427       11.720            98
---------       ------       ------         -----
LVIP SSgA Emerging Markets 100
2009  .         10.357       14.243            47
2010  .         14.243       17.971           129
2011  .         17.971       15.096           200
2012  .         15.096       16.796           286
---------       ------       ------         -----
LVIP SSgA Global Tactical Allocation RPM(4)
2005  .         10.033       10.922            24
2006  .         10.922       12.570           139
2007  .         12.570       13.782           331
2008  .         13.782        8.103           713
2009  .          8.103       10.466         1,064
2010  .         10.466       11.240         1,258
2011  .         11.240       11.124         1,289
2012  .         11.124       12.211         1,330
---------       ------       ------         -----
LVIP SSgA International Index
2009  .         10.339       12.443             5
2010  .         12.443       13.154            15
2011  .         13.154       11.383            30
2012  .         11.383       13.277            44
---------       ------       ------         -----
LVIP SSgA S&P 500 Index
2007  .          9.938        9.651             4
2008  .          9.651        5.987            65
2009  .          5.987        7.455           135
2010  .          7.455        8.447           217
2011  .          8.447        8.496           316
2012  .          8.496        9.703           423
---------       ------       ------         -----
LVIP SSgA Small-Cap Index
2007  .          9.955        9.181             6
2008  .          9.181        5.986            23
2009  .          5.986        7.450            52
2010  .          7.450        9.284            98
2011  .          9.284        8.750           120
2012  .          8.750       10.015           130
---------       ------       ------         -----
LVIP T. Rowe Price Structured Mid-Cap Growth
2004  .          9.600       11.133             3
2005  .         11.133       12.074            29
2006  .         12.074       13.030            75
2007  .         13.030       14.615           119
2008  .         14.615        8.259           156
2009  .          8.259       11.936           262
2010  .         11.936       15.133           329
2011  .         15.133       14.366           388
2012  .         14.366       16.500           413
---------       ------       ------         -----

             Accumulation unit value
             -----------------------
                                          Number of
              Beginning      End of      accumulation
              of period      period         units
             -----------    --------    -------------
             (Accumulation unit value in dollars and
                 Number of accumulation units in
                            thousands)
LVIP UBS Large Cap Growth RPM
2004  .          9.840       10.808             1*
2005  .         10.808       11.122            14
2006  .         11.122       12.047            30
2007  .         12.047       14.326            47
2008  .         14.326        8.372            78
2009  .          8.372       11.453           116
2010  .         11.453       12.595           117
2011  .         12.595       11.730           127
2012  .         11.730       13.483           141
---------       ------       ------           ---
LVIP Vanguard Domestic Equity ETF
2011  .          9.982        9.385            14
2012  .          9.385       10.674            41
---------       ------       ------           ---
LVIP Vanguard International Equity ETF
2011  .         10.022        8.374             7
2012  .          8.374        9.869            26
---------       ------       ------           ---
MFS VIT Utilities
2004  .         10.406       12.718            21
2005  .         12.718       14.677           125
2006  .         14.677       19.030           274
2007  .         19.030       24.032           530
2008  .         24.032       14.797           802
2009  .         14.797       19.464         1,007
2010  .         19.464       21.874         1,105
2011  .         21.874       23.065         1,135
2012  .         23.065       25.852         1,161
---------       ------       ------         -----
NB AMT Mid Cap Growth
2004  .          9.404       11.591             8
2005  .         11.591       13.053            63
2006  .         13.053       14.821           154
2007  .         14.821       17.979           292
2008  .         17.979       10.080           411
2009  .         10.080       13.133           515
2010  .         13.133       16.785           578
2011  .         16.785       16.697           604
2012  .         16.697       18.582           600
---------       ------       ------         -----
PIMCO VIT Total Return
2011  .         10.000       10.027            44
2012  .         10.027       10.879           214
---------       ------       ------         -----



* The numbers of accumulation units less than 500 were rounded up to one.

** Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron
   Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(1) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(2) Effective June 15, 2009, the LVIP Delaware Managed Fund was reorganized into the LVIP Delaware Foundation Conservative Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP Delaware Managed Fund.

(3) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(4) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.

Multi-Fund (Reg. TM) Select
Lincoln National
Variable Annuity Account C  (Registrant)

The Lincoln National Life Insurance Company  (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Multi-Fund (Reg. TM) Select prospectus of Lincoln National Variable Annuity Account C dated May 1, 2013. You may obtain a copy of the Multi-Fund (Reg. TM) Select prospectus on request and without charge. Please write Multi-Fund (Reg. TM) Customer Service, The Lincoln National Life Insurance Company, PO Box 2340, Fort Wayne, IN 46802, or call 1-800-454-6265.




Table of Contents





Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Annuity Payouts                                 B-2
Determination of Accumulation and Annuity Unit
Value                                           B-3


Item                                             Page
Capital Markets                                 B-3
Advertising & Ratings                           B-4
About the S&P 500 Index                         B-4
Additional Services                             B-4
Other Information                               B-5
Financial Statements                            B-5


This SAI is not a prospectus.

The date of this SAI is May 1, 2013.

Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln National Variable Annuity Account C as of December 31, 2012 and for the year then ended and the statement of changes in net assets in the year ended December 31, 2011; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $52,413,537, $51,505,596 and $53,734,805 to LFA and Selling Firms in 2010, 2011 and 2012 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender chargemay be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.


The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.




Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is positive for Moody's and stable for A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.


About the S&P 500 Index


Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Annuity Payout Illustrations. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a subaccount of the VAA.

Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet - An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.


Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life appear on the following pages.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2012 AND 2011

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Lincoln National Life Insurance Company at December 31, 2012 and 2011, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2012 and retrospectively applied to all periods presented, the Company changed its method of accounting for costs relating to the acquisition of insurance contracts. Also as discussed in Note 2 to the consolidated financial statements, in 2010 the Company changed its method of accounting for the consolidation of variable interest entities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 2, 2013

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

(IN MILLIONS)



                                                                                                     AS OF DECEMBER 31,
                                                                                                  --------------------------
                                                                                                    2012           2011
                                                                                                  -----------   ------------

ASSETS
Investments:
    Available-for-sale securities, at fair value:
      Fixed maturity securities (amortized cost: 2012 - $71,221; 2011 - $67,366)                  $  80,254     $   73,607
      Variable interest entities' fixed maturity securities (amortized cost: 2012 - $677;
        2011 - $673)                                                                                    708            700
      Equity securities (cost: 2012 - $137; 2011 - $135)                                                157            139
    Trading securities                                                                                2,437          2,538
    Mortgage loans on real estate                                                                     6,792          6,589
    Real estate                                                                                          39            112
    Policy loans                                                                                      2,740          2,855
    Derivative investments                                                                            2,263          2,846
    Other investments                                                                                 1,089          1,059
                                                                                                    ---------     ----------
        Total investments                                                                            96,479         90,445
Cash and invested cash                                                                                3,278          3,844
Deferred acquisition costs and value of business acquired                                             6,732          6,942
Premiums and fees receivable                                                                            382            409
Accrued investment income                                                                               986            949
Reinsurance recoverables                                                                              8,284          9,033
Funds withheld reinsurance assets                                                                       842            874
Goodwill                                                                                              2,273          2,273
Other assets                                                                                          3,751          3,107
Separate account assets                                                                              95,373         83,477
                                                                                                  -----------   ------------
        Total assets                                                                              $ 218,380     $  201,353
                                                                                                  ===========   ============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                          $  18,415     $   18,399
Other contract holder funds                                                                          71,615         68,823
Short-term debt                                                                                          32             10
Long-term debt                                                                                        1,925          2,429
Reinsurance related embedded derivatives                                                                184             12
Funds withheld reinsurance liabilities                                                                5,192          4,708
Deferred gain on business sold through reinsurance                                                      124            425
Payables for collateral on investments                                                                4,121          3,747
Variable interest entities' liabilities                                                                  92            193
Other liabilities                                                                                     4,738          4,173
Separate account liabilities                                                                         95,373         83,477
                                                                                                  -----------   ------------
          Total liabilities                                                                         201,811        186,396
                                                                                                  -----------   ------------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)

STOCKHOLDER'S EQUITY
Common stock - 10,000,000 shares authorized, issued and outstanding                                  10,620         10,605
Retained earnings                                                                                     2,089          1,532
Accumulated other comprehensive income (loss)                                                         3,860          2,820
                                                                                                  -----------   ------------
          Total stockholder's equity                                                                 16,569         14,957
                                                                                                  -----------   ------------
           Total liabilities and stockholder's equity                                             $ 218,380     $  201,353
                                                                                                  ===========   ============

         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(IN MILLIONS)




                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011          2010
                                                                                       ----------    ----------    -----------
REVENUES
Insurance premiums                                                                     $  2,290      $  2,017       $  1,929
Insurance fees                                                                            3,537         3,228          3,070
Investment advisory fees                                                                     86             -              -
Net investment income                                                                     4,551         4,490          4,362
Realized gain (loss):
    Total other-than-temporary impairment losses on securities                             (242)         (160)          (237)
    Portion of loss recognized in other comprehensive income                                103            42             82
                                                                                       ----------    ----------     ----------
      Net other-than-temporary impairment losses on securities recognized in earnings      (139)         (118)          (155)
      Realized gain (loss), excluding other-than-temporary impairment losses on
        securities                                                                           16          (132)           (83)
                                                                                       ----------    ----------     ----------
         Total realized gain (loss)                                                        (123)         (250)          (238)
                                                                                       ----------    ----------     ----------
Amortization of deferred gain on business sold through reinsurance                           77           110             55
Other revenues and fees                                                                     396           376            360
                                                                                       ----------    ----------     ----------

    Total revenues                                                                       10,814         9,971          9,538
                                                                                       ----------    ----------     ----------
EXPENSES
Interest credited                                                                         2,424         2,444          2,438
Benefits                                                                                  2,936         2,204          2,567
Commissions and other expenses                                                            3,838         3,938          3,134
Interest and debt expense                                                                   110           108             99
Impairment of intangibles                                                                     -           744              -
                                                                                       ----------    ----------     ----------
      Total expenses                                                                      9,308         9,438          8,238
                                                                                       ----------    ----------     ----------
      Income (loss) before taxes                                                          1,506           533          1,300
      Federal income tax expense (benefit)                                                  344           270            305
                                                                                       ----------    ----------     ----------
         Net income (loss)                                                                1,162           263            995
         Other comprehensive income (loss), net of tax:
          Unrealized gain (loss) on available-for-sale securities                         1,071         1,686          1,083
          Unrealized other-than-temporary impairment on available-for-sale securities        (2)           23            (18)
          Unrealized gain (loss) on derivative instruments                                  (31)          146             (1)
          Funded status of employee benefit plans                                             2             0              3
                                                                                       ----------    ----------     ----------
            Total other comprehensive income (loss), net of tax                           1,040         1,855          1,067
                                                                                       ----------    ----------     ----------
              Comprehensive income (loss)                                              $  2,202      $  2,118       $  2,062
                                                                                       ==========    ==========     ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(IN MILLIONS)






                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
COMMON STOCK
Balance as of beginning-of-year                                                        $  10,605     $  10,585      $  10,588
Stock compensation/issued for benefit plans                                                   15            10             (3)
Capital contribution from Lincoln National Corporation                                         -            10              -
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                             10,620        10,605         10,585
                                                                                       -----------   -----------    -----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                            1,532         2,069          2,915
Cumulative effect from adoption of new accounting standards                                    -             -         (1,157)
    Net income (loss)                                                                      1,162           263            995
Dividends declared                                                                          (605)         (800)          (684)
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                              2,089         1,532          2,069
                                                                                       -----------   -----------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                            2,820           965           (102)
Cumulative effect from adoption of new accounting standards                                    -             -            181
Other comprehensive income (loss), net of tax                                              1,040         1,855            886
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                              3,860         2,820            965
                                                                                       -----------   -----------    -----------
      Total stockholder's equity as of end-of-year                                     $  16,569     $  14,957      $  13,619
                                                                                       ===========   ===========    ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

(IN MILLIONS)





                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                     $   1,162      $     263       $   995
Adjustments to reconcile net income (loss) to net cash provided by operating activities:

  Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of
     amortization                                                                          (283)          (151)         (170)
  Trading securities purchases, sales and maturities, net                                   202             86            39
  Change in premiums and fees receivable                                                     27            (75)          (32)
  Change in accrued investment income                                                       (37)           (45)          (44)
  Change in future contract benefits and other contract holder funds                     (1,277)         1,241          (202)
  Change in reinsurance related assets and liabilities                                    1,438            405           888
  Change in federal income tax accruals                                                     208            111           650
  Realized (gain) loss                                                                      123            250           238
  (Income) loss attributable to equity method investments                                  (125)           (90)          (93)
  Amortization of deferred gain on business sold through reinsurance                        (77)          (110)          (55)
  Impairment of intangibles                                                                   -            744             -
  Change in accounts receivable                                                            (359)            60           115
  Other                                                                                      53            (72)           42
                                                                                        ---------    -----------     ---------
      Net cash provided by (used in) operating activities                                 1,055          2,617         2,371
                                                                                        ---------    -----------     ---------

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of available-for-sale securities                                              (11,021)       (10,359)      (12,816)
Sales of available-for-sale securities                                                    1,098          1,331         2,642
Maturities of available-for-sale securities                                               5,757          5,055         4,429
Purchases of other investments                                                           (2,112)        (4,434)       (2,775)
Sales or maturities of other investments                                                  2,009          2,784         3,099
Increase (decrease) in payables for collateral on investments                               374          2,035          (212)
Proceeds from reinsurance recapture                                                          35            204            25
Other                                                                                      (130)          (114)          (74)
                                                                                        ---------      ---------     ---------
      Net cash provided by (used in) investing activities                                (3,990)        (3,498)       (5,682)
                                                                                        ---------    -----------     ---------

CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of issuance costs                                             -              -           504
Increase (decrease) in short-term debt                                                       18              -           (11)
Deposits of fixed account values, including the fixed portion of variable                10,667         10,925        11,051
Withdrawals of fixed account values, including the fixed portion of variable             (5,618)        (4,976)       (5,225)
Transfers to and from separate accounts, net                                             (2,091)        (2,324)       (2,958)
Common stock issued for benefit plans and excess tax benefits                                (2)            (4)          (15)
Dividends paid to stockholders                                                             (605)          (800)         (684)
                                                                                        ---------    -----------     ---------
      Net cash provided by (used in) financing activities                                 2,369          2,821         2,662
                                                                                        ---------    -----------     ---------

Net increase (decrease) in cash and invested cash, including discontinued operations       (566)         1,940          (649)
Cash and invested cash, including discontinued operations, as of beginning-of-year        3,844          1,904         2,553
                                                                                        ---------    -----------     ---------

      Cash and invested cash, including discontinued operations, as of end-of-year      $ 3,278      $   3,844       $ 1,904
                                                                                        =========    ===========     =========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States of America and several U.S. territories. See Note 22 for additional details.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

In addition, we adopted the provisions of Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts" ("ASU 2010-26") as discussed in Note 2 as of January 1, 2012, and elected to retrospectively restate all prior periods.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. The carrying value of our investments that we account for using the equity method on our Consolidated Balance Sheets and equity in earnings on our Consolidated Statements of Comprehensive Income (Loss) is not material. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

o Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;

o Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

o Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES - FAIR VALUATION METHODOLOGIES AND ASSOCIATED
INPUTS

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

o Corporate bonds and U.S. Government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. Government bonds.

o Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment informationand monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS") and collateralized debt obligations ("CDOs").

o State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

o Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities, including banking, insurance, other financial services and other securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS SECURITIES - EVALUATION FOR RECOVERY OF AMORTIZED COST

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

o  The estimated range and average period until recovery;
o  The estimated range and average holding period to maturity;
o  Remaining payment terms of the security;
o  Current delinquencies and nonperforming assets of underlying collateral;
o  Expected future default rates;
o Collateral value by vintage, geographic region, industry concentration or property type;
o Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
o  Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

o  The current economic environment and market conditions;
o  Our business strategy and current business plans;
o The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
o Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
o The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
o  The capital risk limits approved by management; and
o  Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

o  Historical and implied volatility of the security;
o Length of time and extent to which the fair value has been less than amortized cost;
o Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
o  Failure, if any, of the issuer of the security to make scheduled payments;
   and

o Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

o Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
o  Fundamentals of the industry in which the issuer operates;
o Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
o Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations); o Expectations regarding defaults and recovery rates;
o  Changes to the rating of the security by a rating agency; and
o Additional market information (e.g., if there has been a replacement of the corporate debt security).


Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

o Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
o Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
o Susceptibility to fair value fluctuations for changes in the interest rate environment;
o Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
o Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
o Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
o  Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

ALTERNATIVE INVESTMENTS

Alternative investments, which consist primarily of investments in Limited Partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE

Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND CASH EQUIVALENTS

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of UL insurance, VUL insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions
and other expenses on our Consolidated Statements of Comprehensive Income
(Loss). DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within insurance fees on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years and 30 years, respectively, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over periods of 7 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE

Our insurance companies enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. We perform a two-step test in our evaluation of the carrying value of goodwill for impairment, although we do have the option to first assess qualitative factors to determine if it is necessary to complete the two-step goodwill impairment test. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value is deemed to be sufficient and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist and Step 2 is required to be performed. In Step 2, the implied fair value of the reporting unit's goodwill is determined by assigning the reporting unit's fair value as determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value, and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs and other prepaid expenses. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte-Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 38 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.00% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review: overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2012 and 2011, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $71 million, $79 million and $82 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Future contract benefits on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our nonperformance risk. Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these items in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS

LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.

Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

INSURANCE FEES

Insurance fees for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within insurance fees on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CDOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivative and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES AND FEES

Other revenues and fees consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2010 through 2012 ranged from 1.00% to 9.00%.

BENEFITS

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

STOCK-BASED COMPENSATION

In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSES

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest expense during the period of the change.


INCOME TAXES

We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Subsidiaries operating outside of the U.S. are taxed, and income tax expense is recorded based on applicable foreign statutes. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

COMPREHENSIVE INCOME TOPIC

In June 2011, the FASB issued (ASU) No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), with an objective of increasing the prominence of items reported in other comprehensive income ("OCI"). The amendments in ASU 2011-05 provided entities with the option to present the total of comprehensive income, the components of net income and the components of OCI in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB deferred certain requirements in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated OCI by issuing ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." The FASB reconsidered these presentation requirements based on input from financial statements users and preparers. The deferral did not affect the adoption of the other requirements in ASU 2011-05. We adopted the remaining provisions of ASU 2011-05 as of January 1, 2012, and have included a single continuous statement of comprehensive income.

CONSOLIDATIONS TOPIC

In June 2009, the FASB issued ASU No. 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17"), which replaced the consolidation guidance for VIEs with new consolidation guidance whereby entities perform a qualitative assessment of the VIE to identify the variable interest that is the primary beneficiary and ultimately required to consolidate the VIE. In February 2010, the FASB deferred application of the guidance in ASU 2009-17 for reporting entities with interests in an entity that applies the specialized accounting guidance for investment companies.

Effective January 1, 2010, we adopted the amendments in ASU 2009-17 and accordingly reconsidered our involvement with all our VIEs and the primary beneficiary of the VIEs. We concluded we are the primary beneficiary of the VIEs associated with our investments in credit-linked notes ("CLNs"), and, as such, consolidated all of the assets and liabilities of these VIEs and recorded a cumulative effect adjustment of $169 million, after-tax, to the beginning balance of retained earnings as of January 1, 2010. In addition, we considered our investments in LPs and other alternative investments, and concluded these investments are within the scope of the FASB's February 2010 deferral, and, as such, they are not currently subject to the amended consolidation guidance in ASU 2009-17. As a result, we will continue to account for our alternative investments consistent with the accounting policy in Note 1. See Note 4 for more detail regarding the consolidation of our VIEs.

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("ASU 2011-04"), which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include wording changes to GAAP in order to clarify the FASB's intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. There were no additional fair value measurements required upon the adoption of ASU 2011-04. We adopted the provisions of ASU 2011-04 effective January 1, 2012, and have included the additional disclosures required for fair value measurements in Note 21.

FINANCIAL SERVICES - INSURANCE INDUSTRY TOPIC

In October 2010, the FASB issued ASU No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts", which clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred that result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized as deferrable acquisition costs. The determination of deferability must be made on a contract-level basis.

Prior to the adoption of ASU 2010-26, we defined DAC as commissions and other costs of acquiring UL insurance, VUL insurance, traditional life insurance, annuities and other investments contracts that vary with and are related primarily to new or renewal business, regardless of whether the acquisition efforts were successful or unsuccessful. Upon the adoption of ASU 2010-26, we revised our accounting policy to only defer acquisition costs directly related to successful contract acquisitions or renewals, and excluded from DAC those costs incurred for soliciting potential customers, market research, training, administration, management of distribution and underwriting functions, unsuccessful acquisition or renewal efforts and product development. In addition, indirect acquisition costs including administrative costs, rent, depreciation, occupancy costs, equipment costs and other general overhead are excluded from DAC. The costs that are considered non-deferrable acquisition costs under ASU 2010-26 are expensed in the period incurred.

We adopted the provisions of ASU 2010-26 as of January 1, 2012, and elected to retrospectively restate all prior periods.

The following table summarizes the effect of the restatement (in millions) on our previously reported Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income:


                                                                AS OF
                                                            DECEMBER 31,
                                                                2011
                                                            ------------
Deferred acquisition costs and value of business acquired    $  (1,394)
Total assets                                                    (1,394)
Other liabilities                                                 (479)
Total liabilities                                                 (489)
Retained earnings                                               (1,137)
Accumulated other comprehensive income (loss)                      231
Total stockholders' equity                                        (904)


                                                 FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                              --------------------------
                                                2011           2010
                                              -----------    -----------
Realized gain (loss)                          $       8      $      10
Total revenues                                        9             13
Commissions and other expenses                      117            134
Total expenses                                      117            134
Income (loss) from continuing operations
    before taxes                                   (108)          (122)
Federal income tax expense (benefit)                (39)           (43)
Income (loss) from continuing operations            (70)           (78)
Net income (loss)                                   (70)           (78)

INTANGIBLES - GOODWILL AND OTHER TOPIC

In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which provides an option to first assess qualitative factors to determine if it is necessary to complete the two-step goodwill impairment test. If the assessment of relevant events and circumstances leads to a conclusion that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then performing the two-step impairment test is unnecessary. However, if a conclusion is reached otherwise, the two-step impairment test must be completed. An entity has an unconditional option to bypass the qualitative assessment for any reporting unit and proceed directly to the two-step goodwill impairment test, and resume qualitative assessment for the same reporting unit in a subsequent reporting period. We adopted the provisions of ASU 2011-08 effective January 1, 2012. The adoption did not have a material effect on our consolidated financial condition and results of operations.

In July 2012, the FASB issued ASU No. 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment" ("ASU 2012-02"), which provides an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If based on the qualitative assessment an entity determines that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the quantitative impairment test is not required. In addition, an entity has the option to bypass the qualitative assessment in any period and proceed directly to the quantitative assessment, with the option to return to the qualitative assessment in any subsequent period. We adopted the provisions of ASU 2012-02 effective October 1, 2012. The adoption did not have a material effect on our consolidated financial condition and results of operations.

TRANSFERS AND SERVICING TOPIC

In April 2011, the FASB issued ASU No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"), which revises the criteria for assessing effective control for repurchase agreements and other similar agreements. The determination of whether the transfer of a financial asset subject to a repurchase agreement is a sale is based, in part, on whether the entity maintains effective control over the financial asset. ASU 2011-03 removes: the criterion requiring the transferor to have the ability to repurchase or redeem the financial asset on substantially the agreed terms, even in the event of default by the transferee; and the related requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. We adopted the provisions of ASU 2011-03 effective January 1, 2012. The adoption did not have a material effect on our consolidated financial condition and results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards. In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 will require an entity to provide enhanced disclosures about certain financial instruments and derivatives, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. The amendments in ASU 2011-11 and ASU 2013-01, are effective for annual and interim reporting periods beginning on or after January 1, 2013, with respective disclosures required for all comparative periods presented. We will adopt the requirements in ASU 2011-11 and ASU 2013-01 for the quarterly period ending March 31, 2013, and will include the required disclosures in the notes to our consolidated financial statements.

COMPREHENSIVE INCOME TOPIC

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. The amendments in ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. We will adopt the requirements of ASU 2013-02 beginning with our financial statements for the quarterly period ending March 31, 2013, and will include the enhanced disclosures in the notes to our consolidated financial statements.

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, CAPITAL CONTRIBUTIONS AND REINSURANCE NOVATED

REINSURANCE CEDED TO LINCOLN NATIONAL REINSURANCE COMPANY (BARBADOS) LIMITED ("LNBAR")

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR, a wholly-owned subsidiary of LNC, which resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:


ASSETS
Cash and invested cash                                                            $    (32)
Deferred acquisition costs and value of business acquired                             (148)
Reinsurance recoverables                                                               547
                                                                                  ----------
    Total assets                                                                  $    367
                                                                                  ==========

LIABILITIES
Other contract holder funds                                                       $    (44)
Deferred gain on indemnity reinsurance                                                (233)
Funds withheld reinsurance liabilities                                                 676
Other liabilities                                                                      (32)
                                                                                  ----------
    Total liabilities                                                             $    367
                                                                                  ==========

REINSURANCE RECAPTURED FROM LNBAR

During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income as of and for the year ended December 31, 2012:


ASSETS
Cash and invested cash                                                            $    119
Other assets                                                                           (34)
                                                                                  ----------
      Total assets                                                                $     85
                                                                                  ==========
LIABILITIES
Reinsurance related embedded derivatives                                          $     39
Other liabilities                                                                       45
                                                                                  ----------
      Total liabilies                                                             $     84
                                                                                  ==========

REVENUES AND EXPENSES
Benefits                                                                          $    290
Commissions and other expenses                                                        (289)
                                                                                  ----------
      Net income (loss)                                                           $      1
                                                                                  ==========


During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income as of and for the year ended December 31, 2011:


ASSETS
Cash                                                                              $    204
Deferred acquisition costs                                                             243
                                                                                  ----------
      Total assets                                                                $    447
                                                                                  ==========

LIABILITIES
Future contract benefits                                                          $    613
Other contract holder funds                                                             18
Funds withheld reinsurance liabilities                                                (300)
Deferred gain (loss) on business sold through reinsurance                              106
Other liabilities                                                                        4
                                                                                  ----------
      Total liabilities                                                           $    441
                                                                                  ==========

REVENUES AND EXPENSES
Amortization of deferred gain (loss) on business sold through reinsurance:

Write-off of unamortized deferred gain (loss)                                     $     34
Benefits                                                                               (24)
Federal income tax expense                                                              (4)
                                                                                  ----------
      Net income                                                                  $      6
                                                                                  ==========

REINSURANCE NOVATED FROM LRCVII TO LNBAR

During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:


ASSETS
Cash and invested cash                                                            $    (52)
                                                                                  ----------
    Total assets                                                                  $    (52)
                                                                                  ==========

LIABILITIES
Reinsurance related embedded derivatives                                               (18)
Deferred gain on indemnity reinsurance                                                   8
Long-term debt                                                                        (500)
Funds withheld reinsurance liabilities                                                 500
Other liabilities                                                                      (16)
                                                                                  ----------
    Total liabilities                                                             $    (26)
                                                                                  ==========

REVENUES AND EXPENSES
Net investment income                                                             $    (13)
Benefits                                                                                13
                                                                                  ----------
    Net Income                                                                    $    (26)
                                                                                  ==========

CAPITAL CONTRIBUTIONS

On December 30, 2011, LNC transferred ownership of LIAC to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):


                                                                                      FOR THE YEARS ENDED
                                                                                         DECEMBER 31,
                                                                                   --------------------------
                                                                                     2011         2011
                                                                                   ----------   ----------
                                                                                     LIAC         OTHER
                                                                                   ----------   ----------
Cash and invested cash                                                             $      1     $      -
Other assets                                                                              9            -
Other liabilities                                                                        (5)           5
                                                                                   ----------     --------
    Total(1)                                                                       $      5     $      5
                                                                                   ==========   ==========


(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity.

4. VARIABLE INTEREST ENTITIES

CONSOLIDATED VIES

CLNS

We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolio underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflected the assets and liabilities on our Consolidated Balance Sheets and recognized the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss) since adopting new accounting guidance in the first quarter of 2010. See "Consolidations Topic" in Note 2 for more detail regarding the effect of the adoption.

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2012:


                                                        AMOUNT AND DATE OF ISSUANCE
                                                        ---------------------------
                                                             $400          $200
                                                           DECEMBER       APRIL
                                                             2006          2007
                                                        -------------   -----------
Original attachment point (subordination)                     5.50 %        2.05 %
Current attachment point (subordination)                      4.17 %        1.48 %
Maturity                                                  12/20/2016     3/20/2017
Current rating of tranche                                        BB-           Ba2
Current rating of underlying collateral pool                  Aa1-B3      Aaa-Caa2
Number of defaults in underlying collateral pool                  2             2
Number of entities                                              123            99
Number of countries                                              20            21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

The following summarizes the exposure of the CLN structures' underlying collateral by industry and rating as of December 31, 2012:

                             AAA          AA            A           BBB          BB            B           CCC         TOTAL
                          ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

INDUSTRY
Financial intermediaries      - %        2.1 %        7.0 %        1.4 %          - %          - %          - %       10.5 %
Telecommunications            - %          - %        5.5 %        4.5 %          - %        0.5 %          - %       10.5 %
Oil and gas                 0.3 %        2.1 %        1.0 %        4.6 %          - %          - %          - %        8.0 %
Utilities                     - %          - %        2.6 %        2.0 %          - %          - %          - %        4.6 %
Chemicals and plastics        - %          - %        2.3 %        1.2 %        0.4 %          - %          - %        3.9 %
Drugs                       0.3 %        2.2 %        1.2 %          - %          - %          - %          - %        3.7 %
Retailers (except food
    and drug)                 - %          - %        2.1 %        0.9 %        0.5 %          - %          - %        3.5 %
Industrial equipment          - %          - %        3.0 %        0.3 %          - %          - %          - %        3.3 %
Sovereign                     - %        0.7 %        1.2 %        1.3 %          - %          - %          - %        3.2 %
Conglomerates                 - %        2.3 %        0.9 %          - %          - %          - %          - %        3.2 %
Forest products               - %          - %          - %        1.6 %        1.4 %          - %          - %        3.0 %
Other                         - %        4.5 %       15.4 %       17.4 %        4.1 %        0.9 %        0.3 %       42.6 %
                          ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      Total                 0.6 %       13.9 %       42.2 %       35.2 %        6.4 %        1.4 %        0.3 %      100.0 %
                          =========    =========    =========    =========    =========    =========    =========    =========

STATUTORY TRUST NOTE

In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.


Asset and liability information (dollars in millions) for these consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                   AS OF DECEMBER 31, 2012                     AS OF DECEMBER 31, 2011
                                           ----------------------------------------    ----------------------------------------
                                             NUMBER                                      NUMBER
                                               OF          NOTIONAL      CARRYING          OF         NOTIONAL       CARRYING
                                           INSTRUMENTS     AMOUNTS         VALUE       INSTRUMENTS    AMOUNTS         VALUE
                                           -----------    -----------    ----------    -----------    ----------    -----------
ASSETS
Fixed maturity securities:
    Asset-backed credit card loan                 N/A     $       -      $    598             N/A     $      -      $     592
    U.S. government bonds                         N/A             -           110             N/A            -            108
Excess mortality swap                              1            100             -              1           100              -
                                           -----------    -----------    ----------    -----------    ----------    -----------
        Total assets(1)                            1      $     100      $    708              1      $    100      $     700
                                           ===========    ===========    ==========    ===========    ==========    ===========

LIABILITIES
Non-qualifying hedges:
    Credit default swaps                           2      $     600      $    129              2      $    600      $     295
    Contingent forwards                            2              -            (1)             2             -             (4)
                                           -----------    -----------    ----------    -----------    ----------    -----------
      Total non-qualifying hedges                  4            600           128              4           600            291
                                           -----------    -----------    ----------    -----------    ----------    -----------
Federal income tax                                N/A             -           (36)            N/A            -            (98)
                                           -----------    -----------    ----------    -----------    ----------    -----------
        Total liabilities(2)                       4      $     600      $     92              4      $    600      $     193
                                           ===========    ===========    ==========    ===========    ==========    ===========



(1) Reported in VIEs' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in VIEs' liabilities on our Consolidated Balance Sheets.


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the fixed maturity securities were not other-than-temporarily impaired as of December 31, 2012.

The gains (losses) for these consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:


                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                             2012           2011
                                           -----------    ----------

NON-QUALIFYING HEDGES
Credit default swaps                       $     166      $    (80)
Contingent forwards                               (3)           (2)
                                           -----------    ----------
    Total non-qualifying hedges(1)         $     163      $    (82)
                                           ===========    ==========



(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Effective December 31, 2010, we issued a $500 million long-term senior note in exchange for a corporate bond AFS security of like principal and duration from a non-affiliated VIE whose primary activities are to acquire, hold and issue notes and loans, as well as pay and collect interest on the notes and loans. We have concluded that we are not the primary beneficiary of this VIE because we do not have power over the activities that most significantly affect its economic performance. In addition, the terms of the senior note provide us with a set-off right to the corporate bond AFS security we purchased from the VIE; therefore, neither appears on our Consolidated Balance Sheets. We assigned the corporate bond AFS security to one of our subsidiaries and issued a guarantee to our subsidiary for the timely payment of the corporate bond's principal.

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

5.  INVESTMENTS

AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:


                                                                                AS OF DECEMBER 31, 2012
                                                          --------------------------------------------------------------------
                                                                                   GROSS UNREALIZED
                                                           AMORTIZED    ----------------------------------------      FAIR
                                                             COST         GAINS         LOSSES          OTTI          VALUE
                                                          -----------   -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                                           $  59,127     $   7,977      $    216      $     104      $ 66,784
U.S. government bonds                                           339            54             -              -           393
Foreign government bonds                                        549            91             -              -           640
RMBS                                                          5,494           449             3             57         5,883
CMBS                                                            925            63            14             19           955
CDOs                                                            189             2             3              8           180
State and municipal bonds                                     3,455           795             7              -         4,243
Hybrid and redeemable preferred securities                    1,143           103            70              -         1,176
VIEs' fixed maturity securities                                 677            31             -              -           708
                                                          -----------   -----------    ----------    -----------    ----------
  Total fixed maturity securities                            71,898         9,565           313            188        80,962
Equity securities                                               137            22             2              -           157
                                                          -----------   -----------    ----------    -----------    ----------
        Total AFS securities                              $  72,035     $   9,587      $    315      $     188      $ 81,119
                                                          ===========   ===========    ==========    ===========    ==========



                                                                                AS OF DECEMBER 31, 2011
                                                          --------------------------------------------------------------------
                                                                                   GROSS UNREALIZED
                                                           AMORTIZED    ----------------------------------------      FAIR
                                                             COST         GAINS         LOSSES          OTTI          VALUE
                                                          -----------   -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                                           $  52,665     $   5,989      $    507      $      60      $ 58,087
U.S. government bonds                                           395            50             -              -           445
Foreign government bonds                                        654            64             -              -           718
RMBS                                                          7,331           522            70            119         7,664
CMBS                                                          1,563            68            93              9         1,529
CDOs                                                            120             -            19              -           101
State and municipal bonds                                     3,399           553             9              -         3,943
Hybrid and redeemable preferred securities                    1,239            47           166              -         1,120
VIEs' fixed maturity securities                                 673            27             -              -           700
                                                          -----------   -----------    ----------    -----------    ----------
  Total fixed maturity securities                            68,039         7,320           864            188        74,307
Equity securities                                               135            16            12              -           139
                                                          -----------   -----------    ----------    -----------    ----------
        Total AFS securities                              $  68,174     $   7,336      $    876      $     188      $ 74,446
                                                          ===========   ===========    ==========    ===========    ==========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2012, were as follows:


                                                          AMORTIZED        FAIR
                                                             COST          VALUE
                                                          -----------  ------------
Due in one year or less                                   $   2,872    $    2,922
Due after one year through five years                        12,334        13,470
Due after five years through ten years                       23,662        26,520
Due after ten years                                          26,422        31,032
                                                          -----------  ------------
    Subtotal                                                 65,290        73,944
                                                          -----------  ------------
MBS                                                           6,419         6,838
CDOs                                                            189           180
                                                          -----------  ------------
      Total fixed maturity AFS securities                 $  71,898    $   80,962
                                                          ===========  ============

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:


                                                                        AS OF DECEMBER 31, 2012
                                           -----------------------------------------------------------------------------------
                                              LESS THAN OR EQUAL              GREATER THAN
                                               TO TWELVE MONTHS              TWELVE MONTHS                    TOTAL
                                           -------------------------    -------------------------    -------------------------
                                                            GROSS                        GROSS                        GROSS
                                                          UNREALIZED                   UNREALIZED                   UNREALIZED
                                                           LOSSES                       LOSSES                       LOSSES
                                              FAIR           AND           FAIR           AND           FAIR           AND
                                             VALUE          OTTI          VALUE          OTTI          VALUE          OTTI
                                           -----------    ----------    -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                            $   2,814      $    142      $     918      $    178      $   3,732      $    320
RMBS                                             253            36            196            24            449            60
CMBS                                              63            16            104            17            167            33
CDOs                                              10             8             53             3             63            11
State and municipal bonds                         64             1             24             6             88             7
Hybrid and redeemable
  preferred securities                            71             3            281            67            352            70
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Total fixed maturity securities            3,275           206          1,576           295          4,851           501
Equity securities                                  7             2              -             -              7             2
                                           -----------    ----------    -----------    ----------    -----------    ----------
      Total AFS securities                 $   3,282      $    208      $   1,576      $    295      $   4,858      $    503
                                           ===========    ==========    ===========    ==========    ===========    ==========

Total number of AFS securities in an unrealized loss position                                                            617
                                                                                                                    ==========


                                                                        AS OF DECEMBER 31, 2011
                                           -----------------------------------------------------------------------------------
                                              LESS THAN OR EQUAL              GREATER THAN
                                               TO TWELVE MONTHS              TWELVE MONTHS                    TOTAL
                                           -------------------------    -------------------------    -------------------------
                                                            GROSS                        GROSS                        GROSS
                                                          UNREALIZED                   UNREALIZED                   UNREALIZED
                                                          LOSSES                       LOSSES                       LOSSES
                                              FAIR           AND           FAIR           AND           FAIR           AND
                                             VALUE          OTTI          VALUE          OTTI          VALUE          OTTI
                                           -----------    ----------    -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                            $   2,764      $    152      $   1,420      $    415      $   4,184      $    567
RMBS                                             525           118            408            71            933           189
CMBS                                             173            15            136            87            309           102
CDOs                                               9             1             80            18             89            19
State and municipal bonds                         31             -             30             9             61             9
Hybrid and redeemable
  preferred securities                           315            23            340           143            655           166
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Total fixed maturity securities            3,817           309          2,414           743          6,231         1,052
Equity securities                                 38            12              -             -             38            12
                                           -----------    ----------    -----------    ----------    -----------    ----------
      Total AFS securities                 $   3,855      $    321      $   2,414      $    743      $   6,269      $  1,064
                                           ===========    ==========    ===========    ==========    ===========    ==========

Total number of AFS securities in an unrealized loss position                                                            891
                                                                                                                    ==========


For information regarding our investments in VIEs, see Note 4.

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:


                                                                                        AS OF DECEMBER 31, 2012
                                                                         --------------------------------------------------------
                                                                                           GROSS UNREALIZED           NUMBER
                                                                           FAIR        -------------------------        OF
                                                                           VALUE         LOSSES         OTTI        SECURITIES(1)
                                                                         ----------    -----------   -----------    -------------
Less than six months                                                     $     34      $       9     $       1             14
Nine months or greater, but less than twelve months                            15             10             -              3
Twelve months or greater                                                      385            175           125            131
                                                                         ----------    -----------   -----------    -------------
    Total                                                                $    434      $     194     $     126            148
                                                                         ==========    ===========   ===========    =============


                                                                                        AS OF DECEMBER 31, 2011
                                                                         --------------------------------------------------------
                                                                                           GROSS UNREALIZED           NUMBER
                                                                           FAIR        -------------------------        OF
                                                                           VALUE         LOSSES         OTTI        SECURITIES(1)
                                                                         ----------    -----------   -----------    -------------
Less than six months                                                     $    378      $     123     $      29             56
Six months or greater, but less than nine months                               51             28            12             18
Nine months or greater, but less than twelve months                             2              -             1              7
Twelve months or greater                                                      596            454           102            175
                                                                         ----------    -----------   -----------    -------------
    Total                                                                $  1,027      $     605     $     144            256
                                                                         ==========    ===========   ===========    =============

(1) We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI. Our gross unrealized losses on AFS securities as of December 31, 2012, decreased $561 million in comparison to December 31, 2011. As discussed further below, we believe the unrealized loss position as of December 31, 2012, did not represent OTTI as we did not intend to sell these fixed maturity AFS securities, it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities, or we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2012, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2012, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2012, the unrealized losses associated with our MBS and CDOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model as discussed above. The key assumptions included default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2012, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:


                                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                                       -----------------------------------------
                                                                                          2012           2011          2010
                                                                                       ------------    ----------    -----------
Balance as of beginning-of-year                                                        $      380      $    309      $     260
    Increases attributable to:
      Credit losses on securities for which an OTTI was not
        previously recognized                                                                  98            54             13
      Credit losses on securities for which an OTTI was
        previously recognized                                                                  59            68             61
    Decreases attributable to:
      Securities sold                                                                        (135)          (51)           (25)
                                                                                       ------------    ----------    -----------
          Balance as of end-of-year                                                    $      402      $    380      $     309
                                                                                       ============    ==========    ===========

During 2012, 2011 and 2010, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

o  Failure of the issuer of the security to make scheduled payments;
o  Deterioration of creditworthiness of the issuer;
o  Deterioration of conditions specifically related to the security;
o  Deterioration of fundamentals of the industry in which the issuer operates;
o Deterioration of fundamentals in the economy including, but not limited to, higher unemployment and lower housing prices; and
o  Deterioration of the rating of the security by a rating agency.


We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:


                                                                                                        AS OF DECEMBER 31,
                                                                                                     -------------------------
                                                                                                       2012           2011
                                                                                                     -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                                                                                      $   1,817      $  1,780
U.S. government bonds                                                                                      310           376
Foreign government bonds                                                                                    32            39
RMBS                                                                                                       188           237
CMBS                                                                                                        17            31
CDOs                                                                                                         4             4
State and municipal bonds                                                                                   25            24
Hybrid and redeemable preferred securities                                                                  42            45
                                                                                                     -----------    ----------
  Total fixed maturity securities                                                                        2,435         2,536
Equity securities                                                                                            2             2
                                                                                                     -----------    ----------
     Total trading securities                                                                        $   2,437      $  2,538
                                                                                                     ===========    ==========

The portion of the market adjustment for losses that relate to trading securities still held as of December 31, 2012, 2011 and 2010, was $53 million, $115 million and $86 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 31% and 32% of mortgage loans on real estate as of December 31, 2012 and 2011, respectively.

The following provides the composition of our mortgage loans on real estate (in millions):


                                                                                                       AS OF DECEMBER 31,
                                                                                                    -------------------------
                                                                                                      2012           2011
                                                                                                    -----------    ----------
Current                                                                                             $   6,791      $  6,579
Valuation allowance associated with impaired mortgage loans on real estate                                 (6)           (3)
Unamortized premium (discount)                                                                              7            13
                                                                                                    -----------    ----------
    Total carrying value                                                                            $   6,792      $  6,589
                                                                                                    ===========    ==========

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:


                                                                                                        AS OF DECEMBER 31,
                                                                                                     --------------------------
                                                                                                       2012           2011
                                                                                                     -----------    -----------

Number of impaired mortgage loans on real estate                                                             4              3
                                                                                                     ===========    ===========

Principal balance of impaired mortgage loans on real estate                                          $      38      $      11
Valuation allowance associated with impaired mortgage loans on real estate                                  (6)            (3)
                                                                                                     -----------    -----------
    Carrying value of impaired mortgage loans on real estate                                         $      32      $       8
                                                                                                     ===========    ===========



The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Average carrying value for impaired mortgage loans on real estate                      $      17     $      15      $      29
Interest income recognized on impaired mortgage loans on real estate                           1             1              3
Interest income collected on impaired mortgage loans on real estate                            1             1              3



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):



                                                   AS OF DECEMBER 31, 2012                     AS OF DECEMBER 31, 2011
                                            ---------------------------------------    ----------------------------------------
                                                                           DEBT-                                      DEBT-
                                                                          SERVICE                                    SERVICE
                                            PRINCIPAL        % OF        COVERAGE      PRINCIPAL        % OF         COVERAGE
                                             AMOUNT         TOTAL          RATIO         AMOUNT        TOTAL          RATIO
                                            ----------    -----------    ----------    -----------   -----------    -----------
LOAN-TO-VALUE
Less than 65%                               $  5,526        81.3 %         1.68        $   5,173        78.6 %        1.61
65% to 74%                                       869        12.8 %         1.39            1,130        17.2 %        1.38
75% to 100%                                      350         5.2 %         0.82              256         3.9 %        0.95
Greater than 100%                                 46         0.7 %         0.79               20         0.3 %        0.73
                                            ----------    -----------                  -----------   ------------
    Total mortgage loans on real estate     $  6,791       100.0 %                     $   6,579       100.0 %
                                            ==========    ===========                  ===========   ============

ALTERNATIVE INVESTMENTS

As of December 31, 2012 and 2011, alternative investments included investments in 98 and 96 different partnerships, respectively, and the portfolio represented less than 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Fixed maturity AFS securities                                                          $   3,813     $   3,724      $   3,577
Equity AFS securities                                                                          6             5              5
Trading securities                                                                           138           145            148
Mortgage loans on real estate                                                                381           392            407
Real estate                                                                                   11            18             16
Standby real estate equity commitments                                                         -             1              1
Policy loans                                                                                 163           161            167
Invested cash                                                                                  4             3              5
Commercial mortgage loan prepayment
    and bond make-whole premiums                                                              39            75             61
Alternative investments                                                                      125            90             93
Consent fees                                                                                   3             3              8
Other investments                                                                             (5)            -              7
                                                                                       -----------   -----------    -----------
      Investment income                                                                    4,678         4,617          4,495
Investment expense                                                                          (127)         (127)          (133)
                                                                                       -----------   -----------    -----------
        Net investment income                                                          $   4,551     $   4,490      $   4,362
                                                                                       ===========   ===========    ===========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Fixed maturity AFS securities:
    Gross gains                                                                        $      14     $      84      $     100
    Gross losses                                                                            (187)         (218)          (241)
Equity AFS securities:
    Gross gains                                                                                1            10              9
    Gross losses                                                                              (9)            -             (4)
Gain (loss) on other investments                                                              15            27             (4)
Associated amortization of DAC, VOBA, DSI and DFEL
    and changes in other contract holder funds                                                 2            (9)             8
                                                                                       -----------   -----------    -----------
      Total realized gain (loss) related to certain investments                        $    (164)    $    (106)     $    (132)
                                                                                       ===========   ===========    ===========


Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
OTTI RECOGNIZED IN NET INCOME (LOSS)
Fixed maturity securities:
    Corporate bonds                                                                    $    (62)     $     (13)     $    (88)
    RMBS                                                                                    (50)           (76)          (61)
    CMBS                                                                                    (47)           (56)          (41)
    CDOs                                                                                     (2)            (1)           (1)
    Hybrid and redeemable preferred securities                                                -             (2)           (5)
                                                                                         --------      ---------      --------
      Total fixed maturity securities                                                      (161)          (148)         (196)
Equity securities                                                                            (8)             -            (3)
                                                                                         --------      ---------      --------
        Gross OTTI recognized in net income (loss)                                         (169)          (148)         (199)
        Associated amortization of DAC, VOBA, DSI and DFEL                                   30             30            44
                                                                                       ----------    -----------    ----------
          Net OTTI recognized in net income (loss), pre-tax                            $   (139)     $    (118)     $   (155)
                                                                                       ==========    ===========    ==========

PORTION OF OTTI RECOGNIZED IN OCI
Gross OTTI recognized in OCI                                                           $    118      $      54      $     93
Change in DAC, VOBA, DSI and DFEL                                                           (15)           (12)          (11)
                                                                                       ----------    -----------    ----------
    Net portion of OTTI recognized in OCI, pre-tax                                     $    103      $      42      $     82
                                                                                       ==========    ===========    ==========


DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CDOS

As of December 31, 2012 and 2011, we reviewed our corporate bond and CDO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

DETERMINATION OF CREDIT LOSSES ON MBS

As of December 31, 2012 and 2011, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further housing price depreciation. With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying values of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:


                                                                         AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                                         -------------------------   --------------------------
                                                                         CARRYING         FAIR        CARRYING         FAIR
                                                                           VALUE         VALUE         VALUE          VALUE
                                                                         ----------    -----------   -----------    -----------
Collateral payable held for derivative investments(1)                    $  2,507      $   2,507     $   2,994      $   2,994
Securities pledged under securities lending agreements(2)                     197            189           200            193
Securities pledged under reverse repurchase agreements(3)                     280            294           280            294
Securities pledged for Term Asset-Backed Securities
    Loan Facility ("TALF")(4)                                                  37             52           173            199
Investments pledged for Federal Home Loan Bank of
    Indianapolis ("FHLBI")(5)                                               1,100          1,936           100            142
                                                                         ----------    -----------   -----------    -----------
      Total payables for collateral on investments                       $  4,121      $   4,978     $   3,747      $   3,822
                                                                         ==========    ===========   ===========    ===========


(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for details about maximum collateral potentially required to post on our credit default swaps.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under reverse repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our reverse repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Collateral payable held for derivative investments                                     $    (487)    $   2,141      $     219
Securities pledged under securities lending agreements                                        (3)            1           (302)
Securities pledged under reverse repurchase agreements                                         -             -            (64)
Securities pledged for TALF                                                                 (136)         (107)           (65)
Investments pledged for FHLBI                                                              1,000             -              -
                                                                                       -----------   -----------    -----------
    Total increase (decrease) in payables for collateral on investments                $     374     $   2,035      $    (212)
                                                                                       ===========   ===========    ===========


INVESTMENT COMMITMENTS

As of December 31, 2012, our investment commitments were $536 million, which included $226 million of LPs, $146 million of private placement securities and $164 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2012 and 2011, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $3.6 billion and $4.7 billion, respectively, or 4% and 5% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $2.2 billion and $2.5 billion, respectively, or 2% and 3% of our invested assets portfolio, respectively. These investments are included in corporate bonds in the tables above.

As of December 31, 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.4 billion, or 9% of our invested assets portfolio and our investment securities in the banking industry with a fair value of $5.3 billion, or 5% of our invested assets portfolio. As of December 31, 2011, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $7.5 billion, or 8% of our invested assets portfolio and our investment securities in the collateralized mortgage and other obligations industry with a fair value of $5.3 billion, or 6% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

6. DERIVATIVE INSTRUMENTS

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our financial instruments and see Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS

We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.

For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating rate bond coupon payments by replicating a fixed rate bond, or hedge our exposure to fixed rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

TREASURY AND REVERSE TREASURY LOCKS

We use treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to our issuance of fixed rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates. In addition, we use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS

We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")

We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.


PUT OPTIONS

We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS

We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating rate of interest.

VARIANCE SWAPS

We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS - BUYING PROTECTION

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

CREDIT DEFAULT SWAPS - SELLING PROTECTION

We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives as well as the cash flow activity to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES

We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES

We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:




                                                   AS OF DECEMBER 31, 2012                    AS OF DECEMBER 31, 2011
                                           ----------------------------------------   ----------------------------------------
                                                                 FAIR VALUE                                 FAIR VALUE
                                            NOTIONAL      -------------------------    NOTIONAL      -------------------------
                                            AMOUNTS         ASSET       LIABILITY      AMOUNTS         ASSET       LIABILITY
                                           -----------    ----------    -----------   -----------    ----------    -----------
QUALIFYING HEDGES
Cash flow hedges:
    Interest rate contracts(1)             $   2,001    $      353      $     224     $   2,212      $    385      $     241
    Foreign currency contracts(1)                420            39             26           340            52             14
                                           -----------   -----------    -----------   -----------    ----------    -----------
      Total cash flow hedges                   2,421           392            250         2,552           437            255
                                           -----------   -----------    -----------   -----------    ----------    -----------
NON-QUALIFYING HEDGES
Interest rate contracts(1)                    35,539         1,030            474        30,232         1,042            475
Foreign currency contracts(1)                     48             -              -             4             -              -
Equity market contracts(1)                    19,744         1,734            170        16,300         2,152             55
Equity collar(1)                                   9             1              -             -             -              -
Credit contracts(1)                                -             -              -            48             -              -
Credit contracts(2)                              149             -             11           148             -             16
Embedded derivatives:
    Indexed annuity contracts(3)                   -             -            732             -             -            399
    Guaranteed living benefits ("GLB")
      reserves(3)                                  -             -            909             -             -          2,217
    Reinsurance related(4)                         -             -            184             -                           12
                                           -----------   -----------    -----------   -----------    ----------    -----------
        Total derivative instruments       $  57,910      $  3,157      $   2,730     $  49,284      $  3,631      $   3,429
                                           ===========   ===========    ===========   ===========    ==========    ===========

(1) Reported in derivative investments on our Consolidated Balance Sheets.
(2) Reported in other liabilities on our Consolidated Balance Sheets.
(3) Reported in future contract benefits on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:


                                                                 REMAINING LIFE AS OF DECEMBER 31, 2012
                                           -----------------------------------------------------------------------------------
                                           LESS THAN        1 - 5         6 - 10        11 - 30       OVER 30
                                             1 YEAR         YEARS         YEARS          YEARS         YEARS          TOTAL
                                           -----------    ----------    -----------    ----------    -----------    ----------
Interest rate contracts(1)                 $   2,834      $ 19,828      $   5,901      $  8,977      $       -      $ 37,540
Foreign currency contracts(2)                     48           205            200            15              -           468
Equity market contracts                       10,667         3,895          5,165            23              3        19,753
Credit contracts                                   -           149              -             -              -           149
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Total derivative instruments
      with notional amounts                $  13,549      $ 24,077      $  11,266      $  9,015      $       3      $ 57,910
                                           ===========    ==========    ===========    ==========    ===========    ==========

(1) As of December 31, 2012, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2012, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

The change in our unrealized gain (loss) on derivative instruments in accumulated OCI (in millions) was as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year                                                        $    132      $     (14)     $    (13)
Cumulative effect from adoption of new accounting standards                                   -              -             3
Other comprehensive income (loss):
    Unrealized holding gains (losses) arising during the year:
      Cash flow hedges:
        Interest rate contracts                                                             (41)           201           (18)
        Foreign currency contracts                                                          (22)             3            14
      AFS securities embedded derivatives                                                     -              -             2
    Change in foreign currency exchange rate adjustment                                     (12)             7             4
    Change in DAC, VOBA, DSI and DFEL                                                        14              1            (1)
    Income tax benefit (expense)                                                             20            (74)           (1)
    Less:
     Reclassification adjustment for gains (losses) included in net income (loss):
        Cash flow hedges:
          Interest rate contracts(1)                                                        (21)           (15)            4
          Foreign currency contracts(1)                                                       3              2             2
     Associated amortization of DAC, VOBA, DSI and DFEL                                       3              1             -
     Income tax benefit (expense)                                                             5              4            (2)
                                                                                       ----------    -----------    ----------
           Balance as of end-of-year                                                   $    101      $     132      $    (14)
                                                                                       ==========    ===========    ==========


(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).


The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          ----------    -----------    ----------
QUALIFYING HEDGES
Cash flow hedges:
    Interest rate contracts(1)                            $    (22)     $     (15)     $      3
    Foreign currency contracts(1)                                3              2             2
                                                          ----------    -----------    ----------
      Total cash flow hedges                                   (19)           (13)            5
                                                          ----------    -----------    ----------
NON-QUALIFYING HEDGES
Interest rate contracts(1)                                     (26)           (44)            5
Interest rate contracts(2)                                      52          1,144           175
Foreign currency contracts(1)                                    -              -            43
Foreign currency contracts(2)                                   (8)           (12)          (13)
Equity market contracts(2)                                  (1,014)           315          (386)
Equity market contracts(3)                                    (362)            26          (118)
Credit contracts(1)                                              -              -             1
Credit contracts(2)                                              2             (7)            7
Embedded derivatives:
    Indexed annuity contracts(2)                              (136)             5           (81)
    GLB reserves(2)                                          1,308         (1,809)          268
    Reinsurance related(2)                                     (50)           (47)          (71)
    AFS securities(1)                                            -              -            (4)
                                                          ----------    -----------    ----------
        Total derivative instruments                      $  (253)      $    (442)     $   (169)
                                                          ==========    ===========    ==========


(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:



                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Gain (loss) recognized as a component of OCI with
    the offset to net investment income                   $     (18)    $     (13)     $      6


As of December 31, 2012, $21 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to the interest rate variances related to the interest rate swap agreements.

For the years ended December 31, 2012 and 2011, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:


                                            AS OF DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------
                                                            CREDIT
                               REASON        NATURE       RATING OF          NUMBER                      MAXIMUM
                                FOR            OF         UNDERLYING           OF            FAIR       POTENTIAL
        MATURITY              ENTERING      RECOURSE      OBLIGATION(1)    INSTRUMENTS     VALUE(2)      PAYOUT
-------------------------    -----------    ----------    -------------    -----------    -----------   ---------
     12/20/2016(3)               (4)            (5)          BBB-               3          $  (4)       $    68

     03/20/2017(3)               (4)            (5)          BBB-               4             (7)            81
                                                                           -----------    -----------   ---------
                                                                                7          $ (11)       $   149
                                                                           ===========    ===========   =========




                                            AS OF DECEMBER 31, 2011
-----------------------------------------------------------------------------------------------------------------
                                                            CREDIT
                               REASON        NATURE       RATING OF          NUMBER                      MAXIMUM
                                FOR            OF         UNDERLYING           OF            FAIR       POTENTIAL
        MATURITY              ENTERING      RECOURSE      OBLIGATION(1)    INSTRUMENTS     VALUE(2)       PAYOUT
-------------------------    -----------    ----------    -------------    -----------    -----------   ---------
     12/20/2012(6)               (4)            (5)          BBB+               4         $    -        $   40

     12/20/2016(3)               (4)            (5)          BBB+               3            (12)           68

     03/20/2017(3)               (4)            (5)          BBB                2             (4)           40
                                                                           -----------    -----------   ---------
                                                                                9         $  (16)       $  148
                                                                           ===========    ===========   =========


(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of credit default swaps.
(3) These credit default swaps were sold to a counter-party of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.
(6) These credit default swaps were sold to our contract holders, prior to 2007, where we determined there was a spread versus premium mismatch.

Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions) are as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Maximum potential payout                                                 $      149      $     148
Less:
    Counterparty thresholds                                                       -              -
                                                                         ----------    -----------
      Maximum collateral potentially required to post                    $      149      $     148
                                                                         ==========    ===========

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post approximately $11 million as of December 31, 2012, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of nonperformance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2012, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2012, our exposure was $13 million.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:


                              AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                             --------------------------   --------------------------
                             COLLATERAL     COLLATERAL    COLLATERAL     COLLATERAL
                             POSTED BY      POSTED BY     POSTED BY      POSTED BY
           S&P                COUNTER-         LNC         COUNTER-         LNC
         CREDIT                PARTY         (HELD BY       PARTY         (HELD BY
        RATING OF             (HELD BY       COUNTER-      (HELD BY       COUNTER-
      COUNTERPARTY              LNC)          PARTY)         LNC)          PARTY)
--------------------------   -----------    -----------   -----------    -----------
           AA                $      41      $       -     $      35      $       -
           AA-                      58              -           219              -
           A+                      551              -           826              -
            A                      762            (68)        1,613            (69)
           A-                    1,113              -           373              -
           BBB                       4              -             -              -
                             -----------    -----------   -----------    -----------
                             $   2,529      $     (68)    $   3,066      $     (69)
                             ===========    ===========   ===========    ===========


7. FEDERAL INCOME TAXES

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Current                                                   $    (320)    $     (84)     $    (74)
Deferred                                                        664           354           379
                                                          -----------   -----------    ----------
    Federal income tax expense (benefit)                  $     344     $     270      $    305
                                                          ===========   ===========    ==========

A reconciliation of the effective tax rate differences (in millions) was as follows:



                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Tax rate times pre-tax income                             $     527     $     186      $    456
Effect of:
    Separate account dividend received deduction               (128)         (135)         (109)
    Tax credits                                                 (34)          (46)          (39)
    Goodwill                                                     (2)          260             -
    Change in uncertain tax positions                           (88)            7             3
    Other items                                                  69            (2)           (6)
                                                          -----------   -----------    ----------
      Federal income tax expense (benefit)                $     344     $     270      $    305
                                                          ===========   ===========    ==========
Effective tax rate                                             23 %          51 %          23 %
                                                          ===========   ===========    ==========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The change in uncertain tax positions relates primarily to the lapse of statute of limitations for prior year tax returns. Other items include corrections of immaterial errors in prior period.

The federal income tax asset (liability) (in millions) was as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Current                                                                  $    173      $    (276)
Deferred                                                                   (3,391)        (2,233)
                                                                         ----------    -----------
    Total federal income tax asset (liability)                           $ (3,218)     $  (2,509)
                                                                         ==========    ===========



Significant components of our deferred tax assets and liabilities (in millions) were as follows:


                                                                           AS OF DECEMBER 31,
                                                                        -------------------------
                                                                          2012           2011
                                                                        -----------    ----------
DEFERRED TAX ASSETS
Future contract benefits and other contract holder funds                $     900      $  1,034
Deferred gain on business sold through reinsurance                             27           136
Reinsurance related embedded derivative asset                                 141           123
Investments                                                                   448           222
Compensation and benefit plans                                                141           130
Net operating loss                                                              4             -
Net capital loss                                                               32            59
Tax credits                                                                   205           200
VIE                                                                            36            98
Other                                                                          44           197
                                                                        -----------    ----------
    Total deferred tax assets                                               1,978         2,199
                                                                        -----------    ----------


                                                                           AS OF DECEMBER 31,
                                                                        -------------------------
                                                                          2012           2011
                                                                        -----------    ----------
DEFERRED TAX LIABILITIES
DAC                                                                     $   1,393      $  1,412
VOBA                                                                          239           370
Net unrealized gain on AFS securities                                       3,283         2,188
Net unrealized gain on trading securities                                     150           126
Intangibles                                                                   172           173
Other                                                                         132           163
                                                                        -----------    ----------
    Total deferred tax liabilities                                          5,369         4,432
                                                                        -----------    ----------
      Net deferred tax asset (liability)                                $  (3,391)     $ (2,233)
                                                                        ===========    ==========

As of December 31, 2012, the Company had $11 million of net operating loss carryforwards that begin to expire in 2031 and $90 million of capital loss carryforwards that begin to expire in 2014. In addition, the Company had $139 million of alternative minimum tax credits that are not subject to expiration and $66 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that the Company will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.


As of December 31, 2012 and 2011, $59 million and $191 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. The Company is not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:


                                                                  FOR THE
                                                                YEARS ENDED
                                                                DECEMBER 31,
                                                          -------------------------
                                                            2012          2011
                                                          -----------   -----------
Balance as of beginning-of-year                           $     275     $     278
    Increases for prior year tax positions                        -             2
    Decreases for prior year tax positions                     (145)          (11)
    Increases for current year tax positions                      3            12
    Decreases for current year tax positions                      -            (6)
    Decreases for settlements with taxing authorities            (2)            -
    Decreases for lapse of statute of limitations               (64)            -
                                                          -----------   -----------
      Balance as of end-of-year                           $      67     $     275
                                                          ===========   ===========

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2012, 2011 and 2010, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(78) million, $8 million and $6 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $11 million and $89 million as of December 31, 2012 and 2011, respectively.

The Company is subject to examination by U.S. federal, state, local and non-U.S. income authorities. The Company is currently under examination by the IRS for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. The Company has protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. The Company believes a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. The Company does not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

8.  DAC, VOBA, DSI AND DFEL

Changes in DAC (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $  5,887      $   6,029      $  7,310
    Cumulative effect from adoption of new accounting standards                               -              -        (1,483)
    Business acquired (sold) through reinsurance                                           (126)           184           (14)
    Deferrals                                                                             1,294          1,368         1,353
    Amortization, net of interest:
      Unlocking                                                                             (71)          (130)           93
      Amortization, excluding unlocking, net of interest                                   (760)          (666)         (654)
    Adjustment related to realized (gains) losses                                           (49)           (39)          (51)
    Adjustment related to unrealized (gains) losses                                        (145)          (859)         (525)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $  6,030      $   5,887      $  6,029
                                                                                       ==========    ===========    ==========

Changes in VOBA (in millions) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011          2010
                                                                                       ----------    -----------   -----------
Balance as of beginning-of-year                                                        $  1,055      $   1,378     $   2,086
    Business acquired (sold) through reinsurance                                            (20)            12             -
    Deferrals                                                                                12             20            26
    Amortization:
      Unlocking                                                                             (23)           174           (48)
      Amortization, excluding unlocking                                                    (225)          (279)         (350)
    Accretion of interest(1)                                                                 73             78            89
    Adjustment related to realized (gains) losses                                             9             (6)           (7)
    Adjustment related to unrealized (gains) losses                                        (179)          (322)         (418)
                                                                                       ----------    -----------   -----------
        Balance as of end-of-year                                                      $    702      $   1,055     $   1,378
                                                                                       ==========    ===========   ===========

(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 3.30% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2012, was as follows:



2013                         $      94
2014                                72
2015                                64
2016                                57
2017                                52

Changes in DSI (in millions) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $    309      $     324      $    361
    Deferrals                                                                                39             39            66
    Amortization, net of interest:
      Unlocking                                                                              14             (2)           (3)
      Amortization, excluding unlocking, net of interest                                    (43)           (36)          (48)
    Adjustment related to realized (gains) losses                                            (5)            (3)          (11)
    Adjustment related to unrealized (gains) losses                                         (18)           (13)          (41)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $    296      $     309      $    324
                                                                                       ==========    ===========    ==========

Changes in DFEL (in millions) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $  1,360      $   1,472      $  1,273
    Business acquired (sold) through reinsurance                                            (44)            18            22
    Deferrals                                                                               348            544           546
    Amortization, net of interest:
      Unlocking                                                                             (69)            31            (1)
      Amortization, excluding unlocking, net of interest                                   (206)          (160)         (190)
    Adjustment related to realized (gains) losses                                            (5)            (8)           (4)
    Adjustment related to unrealized (gains) losses                                         (42)          (537)         (174)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $  1,342      $   1,360      $  1,472
                                                                                       ==========    ===========    ==========

9.  REINSURANCE

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Direct insurance premiums and fees                                                     $  7,096      $   6,735      $  6,338
Reinsurance assumed                                                                          18             21            22
Reinsurance ceded                                                                        (1,287)        (1,511)       (1,361)
                                                                                       ----------    -----------    ----------
    Total insurance premiums and fees                                                  $  5,827      $   5,245      $  4,999
                                                                                       ==========    ===========    ==========

Direct insurance benefits                                                              $  4,714      $   4,828      $  4,321
Reinsurance recoveries netted against benefits                                           (1,778)        (2,624)       (1,754)
                                                                                       ----------    -----------    ----------
    Total benefits                                                                     $  2,936      $   2,204      $  2,567
                                                                                       ==========    ===========    ==========


We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance and annuities in order to limit our exposure to mortality losses and enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

Under our reinsurance program, we reinsure approximately 30% to 35% of the mortality risk on newly issued non-term life insurance contracts and approximately 25% to 30% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2012, the reserves associated with these reinsurance arrangements totaled $809 million. To cover products other than life insurance, we acquire other reinsurance coverages with retentions and limits.

We obtain reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001, through a series of indemnity reinsurance transactions. Swiss Re represents our largest reinsurance exposure. Under the indemnity reinsurance agreements, Swiss Re reinsured certain of our liabilities and obligations. As we are not relieved of our legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.4 billion and $3.5 billion as of December 31, 2012 and 2011, respectively. Swiss Re has funded a trust, with a balance of $1.8 billion as of December 31, 2012, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets are reported within trading securities or mortgage loans on real estate on our Consolidated Balance Sheets. Our liabilities for funds withheld and embedded derivatives as of December 31, 2012, included $1.5 billion and $176 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

During 2012, 2011 and 2010, we amortized $48 million, $49 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.

10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:



                                                   FOR THE YEAR ENDED DECEMBER 31, 2012
                                          -------------------------------------------------------
                                          ACQUISITION    CUMULATIVE
                                            BALANCE      IMPAIRMENT
                                             AS OF          AS OF                      BALANCE
                                           BEGINNING-    BEGINNING-                   AS OF END-
                                            OF-YEAR        OF-YEAR      IMPAIRMENT     OF-YEAR
                                          ------------    -----------  -------------  -----------
Annuities                                  $   1,040      $    (600)   $       -      $     440
Retirement Plan Services                          20              -            -             20
Life Insurance                                 2,186           (647)           -          1,539
Group Protection                                 274              -            -            274
Other Operations - Media                         176           (176)           -              -
                                          ------------    -----------  -----------    -----------
    Total goodwill                         $   3,696      $  (1,423)   $       -      $   2,273
                                          ============    ===========  ===========    ===========

                                                   FOR THE YEAR ENDED DECEMBER 31, 2011
                                          -------------------------------------------------------
                                          ACQUISITION    CUMULATIVE
                                            BALANCE      IMPAIRMENT
                                             AS OF          AS OF                      BALANCE
                                           BEGINNING-    BEGINNING-                   AS OF END-
                                            OF-YEAR        OF-YEAR      IMPAIRMENT     OF-YEAR
                                          ------------    -----------  -------------  -----------
Annuities                                  $   1,040      $    (600)   $       -      $     440
Retirement Plan Services                          20              -            -             20
Life Insurance                                 2,186              -         (647)         1,539
Group Protection                                 274              -            -            274
Other Operations - Media                         176            (79)         (97)             -
                                          ------------    -----------  -------------  -----------
    Total goodwill                         $   3,696      $    (679)   $    (744)     $   2,273
                                          ============    ===========  =============  ===========

We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

As of October 1, 2010, all of our reporting units passed the Step 1 analysis, and although the carrying value of the net assets was within the estimated fair value range for our Life Insurance reporting unit, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. In our Step 2 analysis of the Life Insurance reporting unit, we determined there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:


                                                          AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                          -------------------------    -------------------------
                                                            GROSS                        GROSS
                                                           CARRYING     ACCUMULATED     CARRYING     ACCUMULATED
                                                            AMOUNT     AMORTIZATION      AMOUNT     AMORTIZATION
                                                          -----------  ------------    -----------  ------------
Life Insurance:
    Sales force                                           $     100    $       27      $     100      $     23
Retirement Plan Services:
    Mutual fund contract rights(1)                                5             -              2             -
Other Operations:
    FCC licenses(1)                                             129             -            118             -
    Other                                                         4             3              4             3
                                                          -----------  ------------    -----------  ------------
      Total                                               $     238    $       30      $     224      $     26
                                                          ===========  ============    ===========  ============

(1) No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2012, was as follows:


2013                         $       4
2014                                 4
2015                                 4
2016                                 4
2017                                 4




11. GUARANTEED BENEFIT FEATURES

Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):


                                                             AS OF DECEMBER 31,
                                                          -------------------------
                                                            2012           2011
                                                          -----------  ------------
RETURN OF NET DEPOSITS
Total account value                                       $   63,478   $    54,004
Net amount at risk(1)                                            392         1,379
Average attained age of contract holders                    60 years      59 years
MINIMUM RETURN
Total account value                                       $      149   $       155
Net amount at risk(1)                                             37            48
Average attained age of contract holders                    73 years      72 years
Guaranteed minimum return                                        5 %           5 %
ANNIVERSARY CONTRACT VALUE
Total account value                                       $   23,019   $    21,648
Net amount at risk(1)                                          1,133         2,939
Average attained age of contract holders                    67 years      67 years


(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2012, to December 31, 2011, was attributable primarily to the increase in equity markets during 2012.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDB (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------

Balance as of beginning-of-year                           $      84     $      44      $     71
    Changes in reserves                                          64            93            57
    Benefits paid                                               (44)          (53)          (84)
                                                          -----------   -----------    ----------
      Balance as of end-of-year                           $     104     $      84      $     44
                                                          ===========   ===========    ==========

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:


                                                             AS OF DECEMBER 31,
                                                          -------------------------
                                                            2012           2011
                                                          -----------    ----------
ASSET TYPE
Domestic equity                                           $  37,899      $ 34,286
International equity                                         14,850        13,095
Bonds                                                        21,174        17,735
Money market                                                  7,747         5,892
                                                          -----------    ----------
    Total                                                 $  81,670      $ 71,008
                                                          ===========    ==========

Percent of total variable annuity separate account
  values                                                       98 %          98 %


Future contract benefits also includes reserves for our products with secondary guarantees for our products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 38% of permanent life insurance in force as of December 31, 2012, and 29% of total sales for these products for the year ended December 31, 2012.

12.  SHORT-TERM AND LONG-TERM DEBT

Details underlying short-term and long-term debt (in millions) were as follows:


                                                                                                        AS OF DECEMBER 31,
                                                                                                     -------------------------
                                                                                                       2012           2011
                                                                                                     -----------    ----------
Short-Term Debt
  Short-term notes payable to LNC                                                                    $      28      $     10
  Current maturities of long-term debt                                                                       4             -
                                                                                                     -----------    ----------
    Total short-term debt                                                                            $      32      $     10
                                                                                                     ===========    ==========

Long-Term Debt, Excluding Current Portion
  2.75% note, due 2013                                                                               $       -      $      4
  LIBOR + 3 bps notes, due 2017                                                                            250           250
  LIBOR + 100 bps loan, due 2037                                                                           375           375
  LIBOR + 341 bps loan, due 2040                                                                             -           500
  Surplus notes due LNC:
    9.76% surplus note, due 2024                                                                            50            50
    6.56% surplus note, due 2028                                                                           500           500
    6.03% surplus note, due 2028                                                                           750           750
                                                                                                     -----------    ----------
      Total surplus notes                                                                                1,300         1,300
                                                                                                     -----------    ----------
        Total long-term debt                                                                         $   1,925      $  2,429
                                                                                                     ===========    ==========

Future principal payments due on long-term debt (in millions) as of December 31, 2012, were as follows:


2013                                                                                   $      4
2014                                                                                          -
2015                                                                                          -
2016                                                                                          -
2017                                                                                        250
Thereafter                                                                                1,675
                                                                                       ----------
    Total                                                                              $  1,929
                                                                                       ==========


On September 10, 2010, LNC issued a note of $4 million to LFM. This note calls for us to pay the principal amount of the note on or before September 10, 2013, and interest to be paid semiannually at an annual rate of 2.75%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the Federal Home Loan Bank of Indianapolis due June 20, 2017.

We issued a surplus note for $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note for $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a note of $375 million to LNC. This note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.

On July 1, 2010, we issued a note of $500 million to LNC. This note calls for us to pay the principal amount of the note on or before June 5, 2040, and interest to be paid annually at an annual rate of LIBOR + 341 bps. On July 1, 2012, we repaid all of our LIBOR + 341 bps note due 2040.

13. CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2012. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2012, we estimate the aggregate range of reasonably possible losses, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $200 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. The parties are conducting fact discovery, and no class certification motion has yet been filed. We dispute the allegations and are vigorously defending this matter.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("Adversary Proceeding") captioned LEHMAN BROTHERS SPECIAL FINANCING, INC. V.

BANK OF AMERICA, N.A. ET AL., Adv. Pro. No. 10-03547 (JMP) and instituted under IN RE LEHMAN BROTHERS HOLDINGS INC. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. ("LBSF") seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to Noteholders in accordance with the Note agreements. The Adversary proceeding is stayed through July 20, 2013, and LNL's response is currently due to be filed on September 5, 2013.

We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we subsidiaries are the subject of multiple regulatory inquiries and examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property.

COMMITMENTS

LEASES

We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2012, 2011 and 2010, was $37 million, $36 million and $40 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2012, were as follows:



2013                         $      31
2014                                31
2015                                26
2016                                22
2017                                16

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2012, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 19%, 22% and 25% of Annuities' variable annuity product deposits in 2012, 2011 and 2010, respectively, and represented approximately 50%, 54% and 58% of the segment's total variable annuity product account values as of December 31, 2012, 2011 and 2010, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 21%, 27% and 29% of variable annuity product deposits in 2012, 2011 and 2010, respectively, and represented 58%, 62% and 66% of the segment's total variable annuity product account values as of December 31, 2012, 2011 and 2010, respectively.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions of $32 million and $29 million as of December 31, 2012 and 2011, respectively.

14. SHARES AND STOCKHOLDER'S EQUITY

All authorized and issued shares of LNL are owned by LNC.


ACCUMULATED OCI

The following summarizes the components and changes in accumulated OCI (in millions):



                                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                                          -------------------------------------
                                                                                            2012          2011         2010
                                                                                          ----------    ----------    ---------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year                                                           $  2,805      $  1,119    $      36
    Cumulative effect from adoption of new accounting standards                                  -             -          183
    Unrealized holding gains (losses) arising during the year                                2,631         3,292        2,322
    Change in foreign currency exchange rate adjustment                                         14            (5)          (6)
    Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds      (1,233)         (798)      (1,038)
    Income tax benefit (expense)                                                              (459)         (890)        (461)
    Less:
      Reclassification adjustment for gains (losses) included in net income (loss)            (181)         (124)        (136)
      Associated amortization of DAC, VOBA, DSI and DFEL                                        (1)          (10)           8
      Income tax benefit (expense)                                                              64            47           45
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $  3,876      $  2,805    $   1,119
                                                                                          ==========    ==========  ===========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year                                                           $   (103)     $   (126)   $    (108)
(Increases) attributable to:
    Cumulative effect from adoption of new accounting standards                                  -             -           (5)
    Gross OTTI recognized in OCI during the year                                              (118)          (54)         (93)
    Change in DAC, VOBA, DSI and DFEL                                                           15            12           11
    Income tax benefit (expense)                                                                35            15           28
Decreases attributable to:
    Sales, maturities or other settlements of AFS securities                                   118            99           81
    Change in DAC, VOBA, DSI and DFEL                                                          (17)          (21)         (19)
    Income tax benefit (expense)                                                               (35)          (28)         (21)
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $   (105)     $   (103)   $    (126)
                                                                                          ==========    ==========  ===========
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year                                                           $    132      $    (14)   $     (13)
    Cumulative effect from adoption of new accounting standards                                  -             -            3
    Unrealized holding gains (losses) arising during the year                                  (63)          204           (2)
    Change in foreign currency exchange rate adjustment                                        (12)            7            4
    Change in DAC, VOBA, DSI and DFEL                                                           14             1           (1)
    Income tax benefit (expense)                                                                20           (74)          (1)
    Less:
      Reclassification adjustment for gains (losses) included in net income (loss)             (18)          (13)           6
      Associated amortization of DAC, VOBA, DSI and DFEL                                         3             1            -
      Income tax benefit (expense)                                                               5             4           (2)
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $    101      $    132    $     (14)
                                                                                          ==========    ==========  ===========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year                                                           $    (14)     $    (14)   $     (17)
    Adjustment arising during the year                                                           3             1            4
    Income tax benefit (expense)                                                                (1)           (1)          (1)
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $    (12)     $    (14)   $     (14)
                                                                                          ==========    ==========  ===========

15. REALIZED GAIN (LOSS)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:


                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                   2012          2011           2010
                                                                                 ----------    -----------    ----------
Total realized gain (loss) related to certain investments(1)                     $   (164)     $    (106)     $   (132)
Realized gain (loss) on the mark-to-market on certain instruments(2)                  138            (65)          (41)
Indexed annuity net derivative results:(3)
    Gross gain (loss)                                                                  16              2            34
    Associated amortization of DAC, VOBA, DSI and DFEL                                 (5)            (2)          (14)
Variable annuity net derivatives results:(4)
    Gross gain (loss)                                                                 (77)           (51)          (30)
    Associated amortization of DAC, VOBA, DSI and DFEL                                (31)           (28)          (55)
                                                                                 ----------    -----------    ----------
      Total realized gain (loss)                                                 $   (123)     $    (250)     $   (238)
                                                                                 ==========    ===========    ==========

(1) See "Realized Gain (Loss) Related to Certain Investments" section in Note 5.
(2) Represents changes in the fair values of certain derivative investments (including those associated with our consolidated VIEs), total return swaps (embedded derivatives that are theoretically included in our various modified coinsurance and coinsurance with funds withheld reinsurance arrangements that have contractual returns related to various assets and liabilities associated with these arrangements) and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB products and the change in the fair value of the derivative instruments we own to hedge GDB and GLB products, including the cost of purchasing the hedging instruments.

16. COMMISSIONS AND OTHER EXPENSES

Details underlying commissions and other expenses (in millions) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Commissions                                                                            $   1,972     $   2,534      $   1,859
General and administrative expenses                                                        1,553         1,392          1,293
Expenses associated with reserve financing and unrelated LOCs                                 40            24             16
DAC and VOBA deferrals and interest, net of amortization                                    (300)         (565)          (509)
Broker-dealer expenses                                                                       243           236            212
Specifically identifiable intangible asset amortization                                        4             4              4
Media expenses                                                                                66            69             59
Taxes, licenses and fees                                                                     244           244            192
Merger-related expenses                                                                        -             -              9
Restructuring charges (recoveries)                                                            16             -             (1)
                                                                                       -----------   -----------    -----------
    Total                                                                              $   3,838     $   3,938      $   3,134
                                                                                       ===========   ===========    ===========

17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS

LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.


The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:


                                                 AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------
                                             2012           2011          2012           2011
                                           -----------    ----------    -----------    ----------
                                                                                 OTHER
                                               PENSION BENEFITS         POSTRETIREMENT BENEFITS
                                           -------------------------    -------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year         $     137     $     128      $       5    $        5
Actual return on plan assets                      17            17              -             -
Company and participant contributions              -             -              4             4
Benefits paid                                     (9)           (8)            (4)           (4)
                                           -----------   -----------    -----------  ------------
    Fair value as of end-of-year                 145           137              5             5
                                           -----------   -----------    -----------  ------------

CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year                  121           116             21            21
Interest cost                                      5             6              1             1
Company and participant contributions              -             -              1             1
Actuarial (gains) losses                           9             7             (2)            1
Benefits paid                                     (9)           (8)            (4)           (3)
                                           -----------   -----------    -----------  ------------
    Balance as of end-of-year                    126           121             17            21
                                           -----------   -----------    -----------  ------------
      Funded status of the plans           $      19     $      16      $     (12)   $      (16)
                                           ===========   ===========    ===========  ============

AMOUNTS RECOGNIZED ON THE
    CONSOLIDATED BALANCE SHEETS
Other assets                               $      21     $      18      $       -    $        -
Other liabilities                                 (2)           (2)           (12)          (16)
                                           -----------   -----------    -----------  ------------
    Net amount recognized                  $      19     $      16      $     (12)   $      (16)
                                           ===========   ===========    ===========  ============

AMOUNTS RECOGNIZED IN
    ACCUMULATED OCI, NET OF TAX
Net (gain) loss                            $      13      $     14      $      (1)   $        -
Prior service credit                               -             -              -             -
                                           -----------   -----------    -----------  ------------
    Net amount recognized                  $      13      $     14      $      (1)   $        -
                                           ===========   ===========    ===========  ============

RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan                     N/A            N/A          4.00 %       4.00 %
All other plans                                 N/A            N/A             N/A          N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
    Weighted-average discount rate           3.93 %         4.25 %          4.03 %       4.25 %
    Expected return on plan assets           6.50 %         8.00 %          6.50 %       6.50 %
Net periodic benefit cost:
    Weighted-average discount rate           4.25 %         5.25 %          4.25 %       5.00 %
    Expected return on plan assets           6.50 %         8.00 %          6.50 %       6.50 %

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2012, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2013, our discount rate for the pension plans will be 3.93%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target allocation. We reevaluate this assumption each plan year. For 2013, our expected return on plan assets is 6.50% for the plans.

The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:


                                                                       AS OF OR FOR THE
                                                                    YEARS ENDED DECEMBER 31,
                                                            ----------- -- ---------- -- -----------
                                                              2012           2011          2010
                                                            -----------    ----------    -----------
Pre-65 health care cost trend rate                            8.00 %         8.50 %        9.50 %
Post-65 health care cost trend rate                           8.00 %         8.50 %        9.50 %
Ultimate trend rate                                           4.50 %         4.50 %        5.00 %
Year that the rate reaches the ultimate trend rate             2020           2021          2020


We expect the health care cost trend rate for 2013 to be 8.00% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                              AS OF DECEMBER 31,
                                           --------------------------
                                             2012           2011
                                           -----------    -----------
Accumulated benefit obligation             $       2      $       2
Projected benefit obligation                       2              2
Fair value of plan assets                          -              -

COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------
                                                      PENSION BENEFITS                     OTHER POSTRETIREMENT BENEFITS
                                           ----------------------------------------    ---------------------------------------
                                             2012           2011          2010           2012          2011           2010
                                           -----------    ----------    -----------    ----------    -----------    ----------
Interest cost                              $       5      $      6      $       7      $      1      $       1      $      1
Expected return on plan assets                    (9)          (10)            (9)            -              -             -
Recognized net actuarial loss (gain)               1             2              2             -              -             -
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Net periodic benefit expense           $      (3)     $     (2)     $       -      $      1      $       1      $      1
    (recovery)                             ===========    ==========    ===========    ==========    ===========    ==========


We expect our 2013 pension plans' income to be approximately $3 million.

For 2013, the estimated amount of amortization from accumulated OCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $1 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:


                                             2012           2011
                                           -----------    -----------
Fixed maturity securities                       80 %        80 %
Common stock:
    Domestic equity                             14 %        14 %
    International equity                         6 %         6 %




The investment objectives for the assets related to our pension plans are to:

o Maintain sufficient liquidity to pay obligations of the plans as they come due;
o Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
o  Maintain an appropriate asset allocation policy;
o Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
o  Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed income investments as funding levels increase.

We currently target asset weightings as follows: domestic equity allocations (14%) are split into large cap (10%), small cap (2%) and hedge funds (2%). Fixed maturity securities represent core fixed income investments. The performance of the pension trust assets is monitored on a quarterly basis relative to the plans' objectives.

Our qualified pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.

FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:



                                                            AS OF DECEMBER 31,
                                           ------------------------------------------------------
                                              2012          2011           2012          2011
                                           -----------    -----------   -----------    ----------
                                                                                 OTHER
                                                 PENSION PLANS          POSTRETIREMENT BENEFITS
                                           --------------------------   -------------------------
Fixed maturity securities:
    Corporate bonds                        $      48      $      53     $       -      $      -
    U.S. government bonds                         26             16             -             -
    Foreign government bonds                       2              3             -             -
    RMBS                                           -              -             -             -
    CMBS                                           -              1             -             -
    CDOs                                           -              -             -             -
Common stock                                      66             61             -             -
Cash and invested cash                             3              3             5             5
                                           -----------    -----------   -----------    ----------
        Total                              $     145      $     137     $       5      $      5
                                           ===========    ===========   ===========    ==========

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker-dealer quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2012 or 2011. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2013 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2013 is less than $1 million.

We expect the following benefit payments (in millions):


                                             DEFINED          OTHER
                                             BENEFIT          POST-
                                             PENSION        RETIREMENT
                                              PLANS           PLANS
                                           -------------    ----------
2013                                       $        10    $        2
2014                                                10             2
2015                                                10             2
2016                                                 9             1
2017                                                 9             1
Following five years thereafter                     41             6

18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS

DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for these plans were $68 million, $65 million and $60 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:


                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       -----------   -----------
Total liabilities(1)                                                                   $     335     $     304
Investments held to fund liabilities(2)                                                      146           133


(1) Reported in other liabilities on our Consolidated Balance Sheets.
(2) Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES

Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Employer matching contributions                                                        $       7     $       6      $       6
Increase (decrease) in measurement of liabilities, net of total return swap                   11             1              1
                                                                                       -----------   -----------    -----------
    Total plan expenses (income)                                                       $      18     $       7      $       7
                                                                                       ===========   ===========    ===========

DEFERRED COMPENSATION PLANS FOR AGENTS

We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amounts of our contributions are calculated in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Employer matching contributions                                                        $       1     $       1      $       3
Increase (decrease) in measurement of liabilities, net of total return swap                    5             -              3
                                                                                       -----------   -----------    -----------
    Total plan expenses (income)                                                       $       6     $       1      $       6
                                                                                       ===========   ===========    ===========

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS

Non-employee directors may defer a portion of their annual retainers, and we credit deferred stock units annually to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for this plan were $2 million, less than ($1) million and $2 million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS

Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Participants may not receive the returns on these funds until attaining a specified age or in the event of a significant lifestyle change. The funded amount is rebalanced to match the funds that have been elected under the deferred compensation plan. The plan obligation increases with contributions, deferrals and investment gains, and decreases with withdrawals and investment losses. The plan assets increase with investment gains and decrease with investment losses and payouts of benefits. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for this plan were $3 million, $4 million and $2 million, respectively.

19. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), SARs, restricted stock units and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive compensation plans was as follows:


                                              FOR THE YEARS ENDED DECEMBER 31,
                                           ----------------------------------------
                                             2012           2011          2010
                                           -----------    -----------   -----------
Stock options                              $       8      $       8     $       5
Performance shares                                 5              2            (1)
SARs                                               1              -             -
RSUs and nonvested stock                          17             12            11
                                           -----------    -----------   -----------
    Total                                  $      31      $      22     $      15
                                           ===========    ===========   ===========

Recognized tax benefit                     $      11      $       8     $       5
                                           ===========    ===========   ===========

20.  STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC amounts (in millions) below consists of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III and Lincoln Reinsurance Company of Vermont IV.


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Capital and surplus                                                      $    6,457    $   7,054

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                         ---------------------------------------
                                                                           2012          2011          2010
                                                                         ----------    -----------   -----------
Net gain (loss) from operations, after-tax                               $    649      $     291     $     553
Net income (loss)                                                             600            104           430
Dividends to LNC                                                              605            800           684


The increase in statutory net income (loss) for the year ended December 31, 2012, from that of 2011, was primarily due to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

The decrease in statutory net income (loss) for the year ended December 31, 2011, from that of 2010, was primarily due to increased realized losses in invested assets, an increase in reserves on UL secondary guarantee products and prior year favorable tax items that did not repeat in 2011.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006 and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, it is accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2012 and 2011.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Calculation of reserves using the Indiana universal life method          $    249      $     270
Calculation of reserves using continuous CARVM                                 (2)            (2)
Conservative valuation rate on certain annuities                              (26)           (20)
Lesser of LOC and XXX additional reserve as surplus                         2,483          1,731

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. We expect that we could pay dividends of approximately $643 million in 2013 without prior approval from the respective state commissioner.

All payments of principal and interest on the surplus notes must be approved by the respective Commissioner of Insurance.

21. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:


                                                                        AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                                        -------------------------    -------------------------
                                                                         CARRYING        FAIR         CARRYING        FAIR
                                                                          VALUE          VALUE         VALUE          VALUE
                                                                        -----------    ----------    -----------    ----------
ASSETS
AFS securities:
    Fixed maturity securities                                           $  80,254      $ 80,254      $  73,607      $ 73,607
    VIEs' fixed maturity securities                                           708           708            700           700
    Equity securities                                                         157           157            139           139
Trading securities                                                          2,437         2,437          2,538         2,538
Mortgage loans on real estate                                               6,792         7,446          6,589         7,233
Derivative investments                                                      2,263         2,263          2,846         2,846
Other investments                                                           1,089         1,089          1,059         1,059
Cash and invested cash                                                      3,278         3,278          3,844         3,844
Separate account assets                                                    95,373        95,373         83,477        83,477

LIABILITIES
Future contract benefits:
    Indexed annuity contracts embedded derivatives                           (732)         (732)          (399)         (399)
    GLB reserves embedded derivatives                                        (909)         (909)        (2,217)       (2,217)
Other contract holder funds:
    Remaining guaranteed interest and similar contracts                      (867)         (867)        (1,114)       (1,114)
    Account values of certain investment contracts                        (28,480)      (32,620)       (27,403)      (30,739)
Short-term debt                                                               (32)          (32)           (10)          (10)
Long-term debt                                                             (1,925)       (1,972)        (2,429)       (2,466)
Reinsurance related embedded derivatives                                     (184)         (184)           (12)          (12)
VIEs' liabilities - derivative instruments                                   (128)         (128)          (291)         (291)
Other liabilities:
    Credit default swaps                                                      (11)          (11)           (16)          (16)

BENEFIT PLANS' ASSETS(1)                                                      150           150            142           142


(1) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.


OTHER INVESTMENTS

The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

OTHER CONTRACT HOLDER FUNDS

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2012 and 2011, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

SHORT-TERM AND LONG-TERM DEBT

The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 or 2011, and we noted no changes in our valuation methodologies between these periods.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:


                                                                                      AS OF DECEMBER 31, 2012
                                                                      --------------------------------------------------------
                                                                         QUOTED
                                                                         PRICES
                                                                       IN ACTIVE
                                                                      MARKETS FOR     SIGNIFICANT   SIGNIFICANT
                                                                       IDENTICAL     OBSERVABLE    UNOBSERVABLE      TOTAL
                                                                         ASSETS        INPUTS         INPUTS          FAIR
                                                                       (LEVEL 1)      (LEVEL 2)     (LEVEL 3)        VALUE
                                                                      ------------   ------------  -------------   -----------
ASSETS
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                  $      65      $ 64,654      $   2,065      $  66,784
      U.S. government bonds                                                  362            30              1            393
      Foreign government bonds                                                 -           594             46            640
      RMBS                                                                     -         5,880              3          5,883
      CMBS                                                                     -           928             27            955
      CDOs                                                                     -            26            154            180
      State and municipal bonds                                                -         4,211             32          4,243
      Hybrid and redeemable preferred securities                              30         1,030            116          1,176
    VIEs' fixed maturity securities                                          110           598              -            708
    Equity AFS securities                                                     44            26             87            157
    Trading securities                                                         2         2,379             56          2,437
    Derivative investments                                                     -           347          1,916          2,263
Cash and invested cash                                                         -         3,278              -          3,278
Separate account assets                                                    1,519        93,854              -         95,373
                                                                      ------------   ------------  -------------   -----------
        Total assets                                                   $   2,132      $177,835      $   4,503      $  184,470
                                                                      ============   ============  =============   ===========

LIABILITIES
Future contract benefits:
    Indexed annuity contracts embedded derivatives                     $       -      $      -      $    (732)     $    (732)
    GLB reserves embedded derivatives                                          -             -           (909)          (909)
Reinsurance related embedded derivatives                                       -          (184)             -           (184)
VIEs' liabilities - derivative instruments                                     -             -           (128)          (128)
Other liabilities:
    Credit default swaps                                                       -             -            (11)           (11)
                                                                      ------------   ------------  -------------   -----------
        Total liabilities                                              $       -      $   (184)     $  (1,780)     $  (1,964)
                                                                      ============   ============  =============   ===========

BENEFIT PLANS' ASSETS                                                  $      16      $    134      $       -      $     150
                                                                      ============   ============  =============   ===========


                                                                                      AS OF DECEMBER 31, 2011
                                                                     ---------------------------------------------------------
                                                                         QUOTED
                                                                         PRICES
                                                                       IN ACTIVE
                                                                      MARKETS FOR     SIGNIFICANT   SIGNIFICANT
                                                                       IDENTICAL     OBSERVABLE    UNOBSERVABLE      TOTAL
                                                                         ASSETS        INPUTS         INPUTS          FAIR
                                                                       (LEVEL 1)      (LEVEL 2)     (LEVEL 3)        VALUE
                                                                     -------------   ------------  -------------   -----------
ASSETS
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                  $      61     $  55,603      $   2,423      $  58,087
      U.S. government bonds                                                  426            18              1            445
      Foreign government bonds                                                 -           621             97            718
      RMBS                                                                     -         7,506            158          7,664
      CMBS                                                                     -         1,498             31          1,529
      CDOs                                                                     -             -            101            101
      State and municipal bonds                                                -         3,943              -          3,943
      Hybrid and redeemable preferred securities                              15         1,006             99          1,120
    VIEs' fixed maturity securities                                          108           592              -            700
    Equity AFS securities                                                     37            46             56            139
    Trading securities                                                         2         2,469             67          2,538
    Derivative investments                                                     -           362          2,484          2,846
Cash and invested cash                                                         -         3,844              -          3,844
Separate account assets                                                    1,582        81,895              -         83,477
                                                                     -------------   ------------  -------------   -----------
        Total assets                                                   $   2,231     $ 159,403      $   5,517      $ 167,151
                                                                     =============   ============  =============   ===========

LIABILITIES
Future contract benefits:
    Indexed annuity contracts embedded derivatives                     $       -     $       -      $    (399)     $    (399)
    GLB reserves embedded derivatives                                          -             -         (2,217)        (2,217)
Reinsurance related embedded derivatives                                       -           (12)             -            (12)
VIEs' liabilities - derivative instruments                                     -             -           (291)          (291)
Other liabilities:
    Credit default swaps                                                       -             -            (16)           (16)
                                                                     -------------   ------------  -------------   -----------
        Total liabilities                                              $       -     $     (12)     $  (2,923)     $  (2,935)
                                                                     =============   ============  =============   ===========
BENEFIT PLANS' ASSETS                                                  $      14     $     128      $       -      $     142
                                                                     =============   ============  =============   ===========

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2012
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------    -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $   2,423      $    (25)     $      35      $    274      $    (642)     $   2,065
      U.S. government bonds                        1             -              -             -              -              1
      Foreign government bonds                    97             -              -            (5)           (46)            46
      RMBS                                       158            (3)             3            (8)          (147)             3
      CMBS                                        31           (11)            16           (11)             2             27
      CDOs                                       101            (2)             8            61            (14)           154
      State and municipal bonds                    -             -              -            32              -             32
      Hybrid and redeemable
        preferred securities                      99            (1)            23             -             (5)           116
    Equity AFS securities                         56            (8)            13            26              -             87
    Trading securities                            67             3              4            (2)           (16)            56
    Derivative investments                     2,484          (823)            73           182              -          1,916
Future contract benefits:(4)
    Indexed annuity contracts embedded
      derivatives                               (399)         (136)             -          (197)             -           (732)
    GLB reserves embedded derivatives         (2,217)        1,308              -             -              -           (909)
VIEs' liabilities - derivative
    instruments(5)                              (291)          163              -             -              -           (128)
Other liabilities:
    Credit default swaps(6)                      (16)            5              -             -              -            (11)
                                           -----------    ----------    -----------  ------------    -----------    -----------
          Total, net                       $   2,594      $    470      $     175      $    352      $    (868)     $   2,723
                                           ===========    ==========    ===========  ============    ===========    ===========


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2011
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------    -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $   2,353      $      3      $      42      $   (134)     $     159      $   2,423
      U.S. government bonds                        2             -              -            (1)             -              1
      Foreign government bonds                   113             -              4            (3)           (17)            97
      RMBS                                       119            (3)             6            36              -            158
      CMBS                                       102           (62)            61           (74)             4             31
      CDOs                                       171            19            (17)          (72)             -            101
      Hybrid and redeemable
        preferred securities                     114            (1)            (5)           (7)            (2)            99
    Equity AFS securities                         91             8            (12)            3            (34)            56
    Trading securities                            74             3              1            (7)            (4)            67
    Derivative investments                     1,494           495            383           112              -          2,484
Future contract benefits:(4)
    Indexed annuity contracts embedded
      derivatives                               (497)            5              -            93              -           (399)
    GLB reserves embedded derivatives           (408)       (1,809)             -             -              -         (2,217)
VIEs' liabilities - derivative
      instruments(5)                            (209)          (82)             -             -              -           (291)
Other liabilities:
    Credit default swaps(6)                      (16)           (6)             -             6              -            (16)
                                           -----------    ----------    -----------  ------------    -----------    -----------
          Total, net                       $   3,503      $ (1,430)     $     463      $    (48)     $     106      $   2,594
                                           ===========    ==========    ===========  ============    ===========    ===========

Benefit plans' assets(7)                   $       6      $      -      $       -      $     (6)     $       -      $       -
                                           ===========    ==========    ===========  ============    ===========    ===========



                                                                  FOR THE YEAR ENDED DECEMBER 31, 2010
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------    -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $   2,117      $    (42)     $      53      $    279      $     (54)     $   2,353
      U.S. government bonds                        3             -              -            (4)             3              2
      Foreign government bonds                    92             -              8            (4)            17            113
      RMBS                                       135            (5)            10           (17)            (4)           119
      CMBS                                       252           (47)            84           (72)          (115)           102
      CDOs                                       153             1             30           (13)             -            171
      CLNs                                       322             -            278             -           (600)             -
      Hybrid and redeemable
        preferred securities                     150             2            (23)          (15)             -            114
    Equity AFS securities                         88             -              8            (5)             -             91
    Trading securities                            90             2            (10)           (7)            (1)            74
    Derivative investments                     1,238          (166)             7           415              -          1,494
Future contract benefits:(4)
    Indexed annuity contracts embedded
      derivatives                               (419)          (81)             -             3              -           (497)
    GLB reserves embedded derivatives           (676)          268              -             -              -           (408)
VIEs' liabilities - derivative
      instruments(5)                               -            16              -             -           (225)          (209)
Other liabilities:
    Credit default swaps(6)                      (65)            7              -            42              -            (16)
                                           -----------    ----------    -----------  ------------    -----------    -----------
          Total, net                       $   3,480      $    (45)     $     445      $    602      $    (979)     $   3,503
                                           ===========    ==========    ===========  ============    ===========    ===========

Benefit plans' assets (7)                  $       -      $      -      $       -      $      6      $       -      $       6
                                           ===========    ==========    ===========  ============    ===========    ===========


(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
    (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(4) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income
    (Loss).
(5) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income
    (Loss).
(7) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements, calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits (in millions) as reported above:

                                                                  FOR THE YEAR ENDED DECEMBER 31, 2012
                                           ------------------------------------------------------------------------------------
                                           ISSUANCES        SALES       MATURITIES    SETTLEMENTS      CALLS          TOTAL
                                           -----------    ----------    -----------   -----------    -----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                      $     363      $    (26)     $      (6)     $    (51)     $      (6)     $     274
      Foreign government bonds                     -             -             (5)            -              -             (5)
      RMBS                                         -             -             (6)           (2)             -             (8)
      CMBS                                         -             -              -           (11)             -            (11)
      CDOs                                        72             -              -           (11)             -             61
      State and municipal bonds                   32             -              -             -              -             32
    Equity AFS securities                         26             -              -             -              -             26
    Trading securities                             -             -              -            (2)             -             (2)
    Derivative investments                       454           (34)          (238)            -              -            182
Future contract benefits:
    Indexed annuity contracts embedded
      derivatives                                (99)            -              -           (98)             -           (197)
                                           -----------    ----------    -----------   -----------    -----------    -----------
          Total, net                       $     848      $    (60)     $    (255)     $   (175)     $      (6)     $     352
                                           ===========    ==========    ===========   ===========    ===========    ===========


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2011
                                           ------------------------------------------------------------------------------------
                                           ISSUANCES        SALES       MATURITIES    SETTLEMENTS      CALLS          TOTAL
                                           -----------    ----------    -----------   -----------    -----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                      $     237      $   (216)     $     (15)     $    (51)     $     (89)     $    (134)
      U.S. government bonds                        -             -              -            (1)             -             (1)
      Foreign government bonds                     -            (3)             -             -              -             (3)
      RMBS                                        51             -              -           (15)             -             36
      CMBS                                         -           (50)             -           (24)             -            (74)
      CDOs                                         -           (33)             -           (39)             -            (72)
      Hybrid and redeemable preferred
        securities                                 9           (16)             -             -              -             (7)
    Equity AFS securities                         19           (16)             -             -              -              3
    Trading securities                             -            (2)             -            (5)             -             (7)
    Derivative investments                       396            (7)          (277)            -              -            112
Future contract benefits:
    Indexed annuity contracts embedded
      derivatives                                (59)            -              -           152              -             93
Other liabilities:
    Credit default swaps                           -             6              -             -              -              6
                                           -----------    ----------    -----------   -----------    -----------    -----------
          Total, net                       $     653      $   (337)     $    (292)     $     17      $     (89)     $     (48)
                                           ===========    ==========    ===========    ==========    ===========    ===========

Benefit plans' assets                      $       -      $     (3)     $      (3)     $      -      $       -      $      (6)
                                           ===========    ==========    ===========    ==========    ===========    ===========

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):


                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                      ----------------------------------------
                                                                        2012           2011          2010
                                                                      -----------    ----------    -----------
Investments:(1)
    Derivative investments                                            $    (823)     $    472      $    (163)
Future contract benefits:(1)
    Indexed annuity contracts embedded derivatives                          (10)           (1)            44
    GLB reserves embedded derivatives                                     1,472        (1,615)           419
VIEs' liabilities - derivative instruments(1)                               163           (82)            16
Other liabilities:
    Credit default swaps(2)                                                   6            (8)           (12)
                                                                      -----------    ----------    -----------
      Total, net                                                      $     808      $ (1,234)     $     304
                                                                      ===========    ==========    ===========


(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $      35      $   (677)     $    (642)
      Foreign government bonds                                                  -           (46)           (46)
      RMBS                                                                      -          (147)          (147)
      CMBS                                                                      5            (3)             2
      CDOs                                                                      6           (20)           (14)
      Hybrid and redeemable preferred securities                               35           (40)            (5)
    Trading securities                                                          2           (18)           (16)
                                                                        -----------    ----------    -----------
        Total, net                                                      $      83      $   (951)     $    (868)
                                                                        ===========    ==========    ===========


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2011
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $     246      $    (87)     $     159
      Foreign government bonds                                                  -           (17)           (17)
      CMBS                                                                      4             -              4
      Hybrid and redeemable preferred securities                               18           (20)            (2)
    Equity AFS securities                                                       1           (35)           (34)
    Trading securities                                                          1            (5)            (4)
                                                                        -----------    ----------    -----------
        Total, net                                                      $     270      $   (164)     $     106
                                                                        ===========    ==========    ===========


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2010
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $     144      $   (198)     $     (54)
      U.S. government bonds                                                     3             -              3
      Foreign government bonds                                                 17             -             17
      RMBS                                                                      -            (4)            (4)
      CMBS                                                                      3          (118)          (115)
      CLNs                                                                      -          (600)          (600)
    Trading securities                                                          -            (1)            (1)
    VIEs' liabilities - derivative instruments                               (225)            -           (225)
                                                                        -----------    ----------    -----------
        Total, net                                                      $     (58)     $   (921)     $    (979)
                                                                        ===========    ==========    ===========


Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2012, 2011 and 2010, our corporate bonds, RMBS and CMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. For the year ended December 31, 2010, the CLNs transfers out of Level 3 and VIEs' liabilities - derivative instruments transfer into Level 3 were related to new accounting guidance that is discussed in Note 2. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. There were no significant transfers between Levels 1 and 2 of the fair value during 2012, 2011 and 2010.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2012:



                                     FAIR              VALUATION                      SIGNIFICANT                  INPUT
                                     VALUE             TECHNIQUE                  UNOBSERVABLE INPUTS              RANGES
                                   ----------    -----------------------    --------------------------------   ---------------
ASSETS
Investments:
    Fixed maturity AFS and
      trading securities

        Corporate bonds            $    902      Discounted cash flow       Liquidity/duration adjustment(1)   1.7% - 13.5%
        Foreign government bonds         46      Discounted cash flow       Liquidity/duration adjustment(1)   2.3% - 5.3%
        Hybrid and redeemable
          preferred stock                21      Discounted cash flow       Liquidity/duration adjustment(1)   2.7% - 2.9%
    Equity AFS and trading
      securities                         24      Discounted cash flow       Liquidity/duration adjustment(1)   4.3% - 4.5%

LIABILITIES
Future contract benefits:
    Indexed annuity contracts
      embedded derivatives             (732)     Discounted cash flow       Lapse rate(2)                      1.0% - 15.0%(7)
                                                                            Mortality rate(5)
    GLB reserves embedded
      derivatives                      (858)     Monte Carlo simulation     Long-term lapse rate(2)            1.0% - 27.0%
                                                                            Utilization of guaranteed
                                                                             withdrawal(3)                     90.0% - 100.0%
                                                                            NPR(4)                             0.03% - 0.54%(7)
                                                                            Mortality rate(5)
                                                                            Volatility(6)                      1.0% - 35.0%

(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(5) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(6) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(7) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

o INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
o INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
o GLB RESERVES EMBEDDED DERIVATIVES - An increase in our lapse rate, wait period, NPR or mortality rate inputs would result in a decrease in the fair value measurement. An increase in the percent of maximum withdrawal amount input would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.

22. SEGMENT INFORMATION

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed), and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit, and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to the excess capital in our insurance subsidiaries; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

o Realized gains and losses associated with the following ("excluded realized gain (loss)"):
     - Sales or disposals of securities;
     - Impairments of securities;
     - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and our trading securities;
     - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
     - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
     - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value.
o Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
o Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
o   Gains (losses) on early extinguishment of debt;
o   Losses from the impairment of intangible assets;
o   Income (loss) from discontinued operations; and
o   Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

o   Excluded realized gain (loss);
o   Revenue adjustments from the initial adoption of new accounting standards;
o Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
o Amortization of deferred gains arising from the reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.


Segment information (in millions) was as follows:


                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        -----------------------------------------
                                                                          2012            2011           2010
                                                                        -----------    ------------    ----------
REVENUES
Operating revenues:
    Annuities                                                           $   2,713      $    2,588    $    2,415
    Retirement Plan Services                                                1,015             988           971
    Life Insurance                                                          4,817           4,347         4,160
    Group Protection                                                        2,090           1,938         1,831
    Other Operations                                                          411             449           470
Excluded realized gain (loss), pre-tax                                       (235)           (342)         (312)
Amortization of deferred gain arising from reserve changes on business
    sold through reinsurance, pre-tax                                           3               3             3
                                                                        -----------    ------------     ---------
      Total revenues                                                    $  10,814      $    9,971    $    9,538
                                                                        ===========    ============     =========



                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        -----------------------------------------
                                                                          2012            2011           2010
                                                                        -----------    ------------    ----------
NET INCOME (LOSS)
Income (loss) from operations:
    Annuities                                                           $     608      $      549    $      450
    Retirement Plan Services                                                  131             146           143
    Life Insurance                                                            538             463           533
    Group Protection                                                           72              97            68
    Other Operations                                                          (39)            (28)            3
Excluded realized gain (loss), after-tax                                     (152)           (222)         (204)
Gain (loss) on early extinguishment of debt, after-tax                          -               -             -
Income (expense) from reserve changes (net of related
    amortization) on business sold through reinsurance, after-tax               2               2             2
Impairment of intangibles, after-tax                                            2            (744)            -
Benefit ratio unlocking, after-tax                                              -               -             -
                                                                        -----------    ------------     ---------
      Income (loss) from continuing operations, after-tax                   1,162             263           995
                                                                        -----------    ------------     ---------
        Net income (loss)                                               $   1,162      $      263    $      995
                                                                        ===========    ============     =========




                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
NET INVESTMENT INCOME
Annuities                                                               $   1,058      $  1,091      $   1,107
Retirement Plan Services                                                      797           792            769
Life Insurance                                                              2,297         2,168          2,040
Group Protection                                                              161           152            141
Other Operations                                                              238           287            305
                                                                        -----------    ----------    -----------
    Total net investment income                                         $   4,551      $  4,490      $   4,362
                                                                        ===========    ==========    ===========


                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
AMORTIZATION OF DAC AND VOBA, NET OF INTEREST
Annuities                                                               $     307      $    335      $     346
Retirement Plan Services                                                       42            33             53
Life Insurance                                                                609           416            431
Group Protection                                                               48            39             40
                                                                        -----------    ----------    -----------
    Total amortization of DAC and VOBA, net of interest                 $   1,006      $    823      $     870
                                                                        ===========    ==========    ===========

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
Annuities                                                               $     117      $     92      $      83
Retirement Plan Services                                                       29            56             53
Life Insurance                                                                326           202            246
Group Protection                                                               38            52             37
Other Operations                                                              (82)          (13)            (6)
Excluded realized gain (loss)                                                 (83)         (120)          (109)
Reserve changes (net of related amortization)
    on business sold through reinsurance                                        1             1              1
Impairment of intangibles                                                      (2)            -              -
                                                                        -----------    ----------    -----------
      Total federal income tax expense (benefit)                        $     344      $    270      $     305
                                                                        ===========    ==========    ===========

                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       ----------    -----------
ASSETS
Annuities                                                                              $ 107,872     $  99,010
Retirement Plan Services                                                                  30,654        28,633
Life Insurance                                                                            62,867        57,623
Group Protection                                                                           3,733         3,429
Other Operations                                                                          13,254        12,658
                                                                                       ----------    -----------
    Total assets                                                                       $ 218,380     $ 201,353
                                                                                       ==========    ===========

23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following summarizes our supplemental cash flow data (in millions):



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
Interest paid                                                           $     134      $     88      $      94
Income taxes paid (received)                                                  136           159           (345)
Significant non-cash investing and financing transactions:
    Reinsurance ceded:
      Carrying value of assets                                          $     367      $      -      $     188
      Carrying value of liabilities                                          (367)            -           (188)
                                                                        -----------    ----------    -----------
        Total reinsurance ceded                                         $       -      $      -      $       -
                                                                        ===========    ==========    ===========
    Reinsurance recaptured:
      Carrying value of assets                                          $     (34)     $    243      $     110
      Carrying value of liabilities                                           (84)         (441)          (115)
                                                                        -----------    ----------    -----------
        Total reinsurance recaptured                                    $    (118)     $   (198)     $      (5)
                                                                        ===========    ==========    ===========
    Reinsurance novated:
      Carrying value of assets                                          $       0      $      -      $       -
      Carrying value of liabilities                                           (26)            -              -
                                                                        -----------    ----------    -----------
        Total reinsurance novated                                       $     (26)     $      -      $       -
                                                                        ===========    ==========    ===========
    Capital contributions:
      Carrying value of assets (includes cash and invested cash)        $       -      $     10      $       -
      Carrying value of liabilities                                             -             -              -
                                                                        -----------    ----------    -----------
        Total capital contributions                                     $       -      $     10      $       -
                                                                        ===========    ==========    ===========

24. TRANSACTIONS WITH AFFILIATES

Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       -----------   -----------
Assets with affiliates:
    Corporate bonds(1)                                                                 $     100     $     100
    Ceded reinsurance contracts(2)                                                         2,887         3,318
    Ceded reinsurance contracts(3)                                                             9           340
    Cash management agreement investment(4)                                                  748           394
    Service agreement receivable(4)                                                           15             1

Liabilities with affiliates:
    Assumed reinsurance contracts(5)                                                         438           432
    Assumed reinsurance contracts(3)                                                         183           181
    Ceded reinsurance contracts(6)                                                         4,252         3,668
    Inter-company short-term debt(7)                                                          28            10
    Inter-company long-term debt(8)                                                        1,679         2,179

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Revenues with affiliates:
    Premiums received on assumed (paid on ceded) reinsurance contracts(9)              $    (188)    $    (335)     $    (268)
    Fees for management of general account(10)                                               (92)            -              -

Benefits and expenses with affiliates:
    Reinsurance (recoveries) benefits on ceded reinsurance contracts(11)                    (433)       (1,181)          (638)
    Service agreement payments(12)                                                           114            75             58
    Interest expense on inter-company debt(13)                                               109           107             98


(1) Reported in fixed maturity AFS securities on our Consolidated Balance
    Sheets.

(2)  Reported in reinsurance recoverables on our Consolidated Balance Sheets.
(3) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(4)  Reported in other assets on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.
(6) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
(7)  Reported in short-term debt on our Consolidated Balance Sheets.
(8)  Reported in long-term debt on our Consolidated Balance Sheets.
(9) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(10) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(11) Reported in benefits on our Consolidated Statements of Comprehensive Income
     (Loss).
(12) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

CORPORATE BONDS

LNC issues corporate bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate. We purchase these investments for our segmented portfolios that have yield, duration and other characteristics.

CASH MANAGEMENT AGREEMENT

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently the lesser of 3% of our admitted assets and 25% of our surplus, in both cases, as of our most recent year end.

SERVICE AGREEMENT

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: investments by product, assets under management, weighted policies in force, headcount and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT

On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS

As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of letters of credit aggregating $76 million and $71 million as of December 31, 2012 and 2011, respectively. The letters of credit are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25. SUBSEQUENT EVENTS

On March 25, 2013, LNL paid a cash dividend in the amount of $150 million to LNC.

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                                             CONTRACT
                                                                                             PURCHASES
                                                                                             DUE FROM
                                                                                            THE LINCOLN
                                                                                           NATIONAL LIFE
                                                                                             INSURANCE
SUBACCOUNT                                                                 INVESTMENTS        COMPANY       TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                    $    22,203,508  $            --  $    22,203,508
ABVPSF Growth and Income Class B                                              32,739,159               --       32,739,159
ABVPSF International Value Class B                                               175,494               --          175,494
ABVPSF Small/Mid Cap Value Class A                                               912,280               --          912,280
American Century VP Inflation Protection Class I                              34,448,791               --       34,448,791
American Century VP Inflation Protection Class II                             16,389,349           10,431       16,399,780
American Century VP International Class I                                         27,216               --           27,216
American Funds Global Growth Class 2                                          90,338,705               --       90,338,705
American Funds Growth Class 2                                                583,895,684               --      583,895,684
American Funds Growth-Income Class 2                                         208,164,633               --      208,164,633
American Funds International Class 2                                         248,006,935               --      248,006,935
BlackRock Global Allocation V.I. Class I                                      24,855,474               --       24,855,474
BlackRock Global Allocation V.I. Class III                                    11,919,542           23,126       11,942,668
Delaware VIP Diversified Income Standard Class                               170,242,941               --      170,242,941
Delaware VIP Diversified Income Service Class                                 57,466,138           45,128       57,511,266
Delaware VIP Emerging Markets Service Class                                    2,720,158               --        2,720,158
Delaware VIP High Yield Standard Class                                        45,195,394               --       45,195,394
Delaware VIP High Yield Service Class                                          9,846,119               --        9,846,119
Delaware VIP Limited-Term Diversified Income Service Class                     2,500,938               --        2,500,938
Delaware VIP REIT Standard Class                                             128,607,082               --      128,607,082
Delaware VIP REIT Service Class                                               17,732,422           11,253       17,743,675
Delaware VIP Small Cap Value Service Class                                   213,096,945               --      213,096,945
Delaware VIP Smid Cap Growth Standard Class                                  217,504,215               --      217,504,215
Delaware VIP Smid Cap Growth Service Class                                    12,706,674               --       12,706,674
Delaware VIP U.S. Growth Service Class                                           111,859               --          111,859
Delaware VIP Value Standard Class                                            124,985,902               --      124,985,902
Delaware VIP Value Service Class                                              16,385,009           35,182       16,420,191
DWS Alternative Asset Allocation VIP Class A                                   4,037,619               --        4,037,619
DWS Alternative Asset Allocation VIP Class B                                   1,735,130            4,602        1,739,732
DWS Equity 500 Index VIP Class A                                             159,451,653               --      159,451,653
DWS Equity 500 Index VIP Class B                                              15,975,960           24,661       16,000,621
DWS Small Cap Index VIP Class A                                               36,567,976               --       36,567,976
DWS Small Cap Index VIP Class B                                                6,028,232           10,523        6,038,755
Fidelity VIP Contrafund Service Class                                        207,172,417               --      207,172,417
Fidelity VIP Contrafund Service Class 2                                       45,769,499           33,447       45,802,946
Fidelity VIP Growth Service Class                                             60,276,748               --       60,276,748
Fidelity VIP Growth Service Class 2                                            7,013,510               --        7,013,510
Fidelity VIP Mid Cap Service Class 2                                           2,622,330               --        2,622,330
FTVIPT Franklin Income Securities Class 2                                      2,300,821               --        2,300,821
FTVIPT Mutual Shares Securities Class 2                                        1,879,944              704        1,880,648
FTVIPT Templeton Global Bond Securities Class 2                                5,347,832               --        5,347,832
Invesco V.I. Core Equity Series I                                                 33,026               --           33,026
Invesco V.I. International Growth Series I                                        52,976               --           52,976
Janus Aspen Series Worldwide Institutional Class                                 220,541               --          220,541
LVIP Baron Growth Opportunities Service Class                                146,616,213               --      146,616,213
LVIP BlackRock Equity Dividend RPM Standard Class                            296,995,778               --      296,995,778
LVIP BlackRock Equity Dividend RPM Service Class                               7,232,793            7,496        7,240,289
LVIP BlackRock Inflation Protected Bond Standard Class                         1,395,402           12,172        1,407,574

                                                                                            MORTALITY &
                                                                                              EXPENSE
                                                                            CONTRACT         GUARANTEE
                                                                           REDEMPTIONS        CHARGES
                                                                             DUE TO         PAYABLE TO
                                                                           THE LINCOLN      THE LINCOLN
                                                                          NATIONAL LIFE    NATIONAL LIFE
                                                                           INSURANCE        INSURANCE
SUBACCOUNT                                                                  COMPANY           COMPANY          NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                    $        89,621  $         1,797  $    22,112,090
ABVPSF Growth and Income Class B                                                  89,794            2,658       32,646,707
ABVPSF International Value Class B                                                    41               17          175,436
ABVPSF Small/Mid Cap Value Class A                                                   623               83          911,574
American Century VP Inflation Protection Class I                                  30,347            2,879       34,415,565
American Century VP Inflation Protection Class II                                     --            1,515       16,398,265
American Century VP International Class I                                             --                1           27,215
American Funds Global Growth Class 2                                             121,035            7,413       90,210,257
American Funds Growth Class 2                                                    609,662           47,596      583,238,426
American Funds Growth-Income Class 2                                             187,845           17,268      207,959,520
American Funds International Class 2                                             393,358           20,388      247,593,189
BlackRock Global Allocation V.I. Class I                                          36,348            2,034       24,817,092
BlackRock Global Allocation V.I. Class III                                            --            1,057       11,941,611
Delaware VIP Diversified Income Standard Class                                   282,276           14,159      169,946,506
Delaware VIP Diversified Income Service Class                                         --            5,093       57,506,173
Delaware VIP Emerging Markets Service Class                                        2,244              253        2,717,661
Delaware VIP High Yield Standard Class                                           138,508            3,730       45,053,156
Delaware VIP High Yield Service Class                                             15,537              809        9,829,773
Delaware VIP Limited-Term Diversified Income Service Class                        33,559              253        2,467,126
Delaware VIP REIT Standard Class                                                 313,200           10,514      128,283,368
Delaware VIP REIT Service Class                                                       --            1,441       17,742,234
Delaware VIP Small Cap Value Service Class                                       277,500           17,230      212,802,215
Delaware VIP Smid Cap Growth Standard Class                                      880,175           17,740      216,606,300
Delaware VIP Smid Cap Growth Service Class                                        53,315            1,033       12,652,326
Delaware VIP U.S. Growth Service Class                                                --               12          111,847
Delaware VIP Value Standard Class                                                134,028            9,755      124,842,119
Delaware VIP Value Service Class                                                      --            1,328       16,418,863
DWS Alternative Asset Allocation VIP Class A                                       7,848              330        4,029,441
DWS Alternative Asset Allocation VIP Class B                                          --              143        1,739,589
DWS Equity 500 Index VIP Class A                                                 568,645           12,911      158,870,097
DWS Equity 500 Index VIP Class B                                                      --            1,290       15,999,331
DWS Small Cap Index VIP Class A                                                   87,530            2,977       36,477,469
DWS Small Cap Index VIP Class B                                                       --              485        6,038,270
Fidelity VIP Contrafund Service Class                                            577,560           16,998      206,577,859
Fidelity VIP Contrafund Service Class 2                                               --            3,691       45,799,255
Fidelity VIP Growth Service Class                                                173,759            4,859       60,098,130
Fidelity VIP Growth Service Class 2                                               50,507              564        6,962,439
Fidelity VIP Mid Cap Service Class 2                                                 185              246        2,621,899
FTVIPT Franklin Income Securities Class 2                                            431              240        2,300,150
FTVIPT Mutual Shares Securities Class 2                                               --              177        1,880,471
FTVIPT Templeton Global Bond Securities Class 2                                    2,116              536        5,345,180
Invesco V.I. Core Equity Series I                                                     --                3           33,023
Invesco V.I. International Growth Series I                                            --                6           52,970
Janus Aspen Series Worldwide Institutional Class                                     237               12          220,292
LVIP Baron Growth Opportunities Service Class                                    539,244           11,903      146,065,066
LVIP BlackRock Equity Dividend RPM Standard Class                              1,703,209           24,239      295,268,330
LVIP BlackRock Equity Dividend RPM Service Class                                      --              588        7,239,701
LVIP BlackRock Inflation Protected Bond Standard Class                                --              116        1,407,458

See accompanying notes.

                                                                                             CONTRACT
                                                                                             PURCHASES
                                                                                             DUE FROM
                                                                                            THE LINCOLN
                                                                                           NATIONAL LIFE
                                                                                             INSURANCE
SUBACCOUNT                                                                 INVESTMENTS        COMPANY       TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Inflation Protected Bond Service Class                    $       215,285  $         3,113  $       218,398
LVIP Capital Growth Service Class                                                 41,379               --           41,379
LVIP Clarion Global Real Estate Standard Class                                10,615,071               --       10,615,071
LVIP Clarion Global Real Estate Service Class                                  4,120,210            8,161        4,128,371
LVIP Columbia Small-Mid Cap Growth RPM Service Class                             280,564               --          280,564
LVIP Delaware Bond Standard Class                                            321,899,931               --      321,899,931
LVIP Delaware Bond Service Class                                              28,167,154               --       28,167,154
LVIP Delaware Diversified Floating Rate Service Class                          1,279,341              992        1,280,333
LVIP Delaware Foundation Aggressive Allocation Standard Class                119,927,741               --      119,927,741
LVIP Delaware Foundation Aggressive Allocation Service Class                   4,150,433            2,507        4,152,940
LVIP Delaware Foundation Conservative Allocation Standard Class              257,136,852               --      257,136,852
LVIP Delaware Foundation Conservative Allocation Service Class                 5,473,199               --        5,473,199
LVIP Delaware Foundation Moderate Allocation Standard Class                    3,520,883              357        3,521,240
LVIP Delaware Foundation Moderate Allocation Service Class                     2,653,697           11,095        2,664,792
LVIP Delaware Growth and Income Standard Class                               907,295,707               --      907,295,707
LVIP Delaware Growth and Income Service Class                                  4,975,894            5,281        4,981,175
LVIP Delaware Social Awareness Standard Class                                480,994,499               --      480,994,499
LVIP Delaware Social Awareness Service Class                                  12,474,152               --       12,474,152
LVIP Delaware Special Opportunities Standard Class                           403,370,067               --      403,370,067
LVIP Delaware Special Opportunities Service Class                             23,549,548           26,404       23,575,952
LVIP Global Income Standard Class                                              8,641,276               --        8,641,276
LVIP Global Income Service Class                                               3,863,419            6,023        3,869,442
LVIP JPMorgan Mid Cap Value RPM Service Class                                    212,344               --          212,344
LVIP MFS International Growth Service Class                                      474,979               --          474,979
LVIP MFS Value Service Class                                                   1,956,930            1,042        1,957,972
LVIP Mid-Cap Value Service Class                                                 301,689               --          301,689
LVIP Mondrian International Value Standard Class                             229,789,505               --      229,789,505
LVIP Mondrian International Value Service Class                               15,077,327           15,647       15,092,974
LVIP Money Market Standard Class                                              61,178,805          456,519       61,635,324
LVIP Money Market Service Class                                                7,250,351            4,764        7,255,115
LVIP Protected Profile 2010 Standard Class                                     4,048,477               --        4,048,477
LVIP Protected Profile 2010 Service Class                                      1,566,699            1,191        1,567,890
LVIP Protected Profile 2020 Standard Class                                    11,449,046               --       11,449,046
LVIP Protected Profile 2020 Service Class                                      9,016,958           10,329        9,027,287
LVIP Protected Profile 2030 Standard Class                                     6,184,509               --        6,184,509
LVIP Protected Profile 2030 Service Class                                      9,932,811           23,686        9,956,497
LVIP Protected Profile 2040 Standard Class                                     2,125,499               --        2,125,499
LVIP Protected Profile 2040 Service Class                                      9,388,343               --        9,388,343
LVIP Protected Profile 2050 Standard Class                                       108,120               --          108,120
LVIP Protected Profile 2050 Service Class                                        414,664            2,029          416,693
LVIP Protected Profile Conservative Standard Class                            23,607,083               --       23,607,083

                                                                                            MORTALITY &
                                                                                              EXPENSE
                                                                            CONTRACT         GUARANTEE
                                                                           REDEMPTIONS        CHARGES
                                                                             DUE TO         PAYABLE TO
                                                                           THE LINCOLN      THE LINCOLN
                                                                          NATIONAL LIFE    NATIONAL LIFE
                                                                            INSURANCE        INSURANCE
SUBACCOUNT                                                                   COMPANY          COMPANY        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Inflation Protected Bond Service Class                    $            --  $            18  $       218,380
LVIP Capital Growth Service Class                                                     --                3           41,376
LVIP Clarion Global Real Estate Standard Class                                    95,584              868       10,518,619
LVIP Clarion Global Real Estate Service Class                                         --              358        4,128,013
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                  --               24          280,540
LVIP Delaware Bond Standard Class                                              1,730,108           26,809      320,143,014
LVIP Delaware Bond Service Class                                                  20,094            2,315       28,144,745
LVIP Delaware Diversified Floating Rate Service Class                                 --              112        1,280,221
LVIP Delaware Foundation Aggressive Allocation Standard Class                    777,089            9,769      119,140,883
LVIP Delaware Foundation Aggressive Allocation Service Class                          --              337        4,152,603
LVIP Delaware Foundation Conservative Allocation Standard Class                  432,007           21,065      256,683,780
LVIP Delaware Foundation Conservative Allocation Service Class                    30,437              447        5,442,315
LVIP Delaware Foundation Moderate Allocation Standard Class                           --              294        3,520,946
LVIP Delaware Foundation Moderate Allocation Service Class                            --              216        2,664,576
LVIP Delaware Growth and Income Standard Class                                 2,292,509           73,420      904,929,778
LVIP Delaware Growth and Income Service Class                                         --              402        4,980,773
LVIP Delaware Social Awareness Standard Class                                  3,044,940           38,980      477,910,579
LVIP Delaware Social Awareness Service Class                                       2,340            1,008       12,470,804
LVIP Delaware Special Opportunities Standard Class                             2,099,028           32,627      401,238,412
LVIP Delaware Special Opportunities Service Class                                     --            1,900       23,574,052
LVIP Global Income Standard Class                                                  3,228              725        8,637,323
LVIP Global Income Service Class                                                      --              346        3,869,096
LVIP JPMorgan Mid Cap Value RPM Service Class                                         --               20          212,324
LVIP MFS International Growth Service Class                                           99               43          474,837
LVIP MFS Value Service Class                                                          --              169        1,957,803
LVIP Mid-Cap Value Service Class                                                      --               28          301,661
LVIP Mondrian International Value Standard Class                               1,121,663           18,795      228,649,047
LVIP Mondrian International Value Service Class                                       --            1,226       15,091,748
LVIP Money Market Standard Class                                                      --            5,068       61,630,256
LVIP Money Market Service Class                                                       --              595        7,254,520
LVIP Protected Profile 2010 Standard Class                                       162,482              330        3,885,665
LVIP Protected Profile 2010 Service Class                                             --              128        1,567,762
LVIP Protected Profile 2020 Standard Class                                       271,721              933       11,176,392
LVIP Protected Profile 2020 Service Class                                             --              735        9,026,552
LVIP Protected Profile 2030 Standard Class                                        13,988              503        6,170,018
LVIP Protected Profile 2030 Service Class                                             --              809        9,955,688
LVIP Protected Profile 2040 Standard Class                                         2,677              173        2,122,649
LVIP Protected Profile 2040 Service Class                                         14,956              763        9,372,624
LVIP Protected Profile 2050 Standard Class                                         2,053                9          106,058
LVIP Protected Profile 2050 Service Class                                             --               34          416,659
LVIP Protected Profile Conservative Standard Class                               206,998            2,008       23,398,077

See accompanying notes.

                                                                                             CONTRACT
                                                                                             PURCHASES
                                                                                             DUE FROM
                                                                                            THE LINCOLN
                                                                                           NATIONAL LIFE
                                                                                             INSURANCE
SUBACCOUNT                                                                 INVESTMENTS        COMPANY       TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
LVIP Protected Profile Conservative Service Class                        $    17,984,513  $       155,260  $    18,139,773
LVIP Protected Profile Growth Standard Class                                  27,740,365               --       27,740,365
LVIP Protected Profile Growth Service Class                                   41,237,063               --       41,237,063
LVIP Protected Profile Moderate Standard Class                                42,549,800               --       42,549,800
LVIP Protected Profile Moderate Service Class                                 47,620,439               --       47,620,439
LVIP SSgA Bond Index Standard Class                                            6,218,405               --        6,218,405
LVIP SSgA Bond Index Service Class                                             1,831,223               --        1,831,223
LVIP SSgA Developed International 150 Service Class                               84,820               --           84,820
LVIP SSgA Emerging Markets 100 Standard Class                                 25,117,098          111,147       25,228,245
LVIP SSgA Emerging Markets 100 Service Class                                   5,514,644           18,493        5,533,137
LVIP SSgA Global Tactical Allocation RPM Standard Class                       10,410,748               --       10,410,748
LVIP SSgA Global Tactical Allocation RPM Service Class                        17,147,807               --       17,147,807
LVIP SSgA International Index Standard Class                                   1,745,541              206        1,745,747
LVIP SSgA International Index Service Class                                      754,290               --          754,290
LVIP SSgA Large Cap 100 Service Class                                             72,892               --           72,892
LVIP SSgA S&P 500 Index Standard Class                                        13,130,804               --       13,130,804
LVIP SSgA S&P 500 Index Service Class                                          4,115,417               --        4,115,417
LVIP SSgA Small-Cap Index Standard Class                                       6,318,863            3,391        6,322,254
LVIP SSgA Small-Cap Index Service Class                                        2,858,785            4,387        2,863,172
LVIP SSgA Small-Mid Cap 200 Service Class                                        581,591               --          581,591
LVIP T. Rowe Price Growth Stock Service Class                                    652,467               --          652,467
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                  146,413,149               --      146,413,149
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                     6,806,804            2,523        6,809,327
LVIP Templeton Growth RPM Service Class                                          342,735               --          342,735
LVIP UBS Large Cap Growth RPM Standard Class                                 247,935,539               --      247,935,539
LVIP UBS Large Cap Growth RPM Service Class                                    1,905,615            2,406        1,908,021
LVIP Vanguard Domestic Equity ETF Service Class                                2,541,866              331        2,542,197
LVIP Vanguard International Equity ETF Service Class                           1,925,829           10,886        1,936,715
MFS VIT Core Equity Initial Class                                                  8,833               --            8,833
MFS VIT Total Return Initial Class                                             1,700,002               --        1,700,002
MFS VIT Utilities Initial Class                                              166,052,367               --      166,052,367
MFS VIT Utilities Service Class                                               30,036,335               --       30,036,335
NB AMT Large Cap Value I Class                                                    26,162               --           26,162
NB AMT Mid Cap Growth I Class                                                108,608,739               --      108,608,739
NB AMT Mid Cap Intrinsic Value I Class                                           156,497               --          156,497
PIMCO VIT CommodityRealReturn Strategy Advisor Class                             129,237               --          129,237
PIMCO VIT Total Return Administrative Class                                   16,925,998               --       16,925,998
Putnam VT Global Health Care Class IB                                             77,462               --           77,462
Wells Fargo Advantage VT Intrinsic Value Class 2                                 179,850               --          179,850
Wells Fargo Advantage VT Omega Growth Class 2                                     91,672               --           91,672
Wells Fargo Advantage VT Small Cap Growth Class 2                                282,768               --          282,768

                                                                                            MORTALITY &
                                                                                              EXPENSE
                                                                            CONTRACT         GUARANTEE
                                                                           REDEMPTIONS        CHARGES
                                                                             DUE TO         PAYABLE TO
                                                                           THE LINCOLN      THE LINCOLN
                                                                          NATIONAL LIFE    NATIONAL LIFE
                                                                            INSURANCE        INSURANCE
SUBACCOUNT                                                                   COMPANY          COMPANY        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
LVIP Protected Profile Conservative Service Class                        $            --  $         1,527  $    18,138,246
LVIP Protected Profile Growth Standard Class                                     133,756            2,259       27,604,350
LVIP Protected Profile Growth Service Class                                        3,576            3,499       41,229,988
LVIP Protected Profile Moderate Standard Class                                    22,936            3,586       42,523,278
LVIP Protected Profile Moderate Service Class                                     13,127            4,131       47,603,181
LVIP SSgA Bond Index Standard Class                                               30,123              518        6,187,764
LVIP SSgA Bond Index Service Class                                                28,387              163        1,802,673
LVIP SSgA Developed International 150 Service Class                                   --                7           84,813
LVIP SSgA Emerging Markets 100 Standard Class                                         --            2,043       25,226,202
LVIP SSgA Emerging Markets 100 Service Class                                          --              453        5,532,684
LVIP SSgA Global Tactical Allocation RPM Standard Class                           53,038              848       10,356,862
LVIP SSgA Global Tactical Allocation RPM Service Class                            51,693            1,405       17,094,709
LVIP SSgA International Index Standard Class                                          --              142        1,745,605
LVIP SSgA International Index Service Class                                        3,482               61          750,747
LVIP SSgA Large Cap 100 Service Class                                                 --                6           72,886
LVIP SSgA S&P 500 Index Standard Class                                            23,082            1,078       13,106,644
LVIP SSgA S&P 500 Index Service Class                                              8,996              332        4,106,089
LVIP SSgA Small-Cap Index Standard Class                                              --              511        6,321,743
LVIP SSgA Small-Cap Index Service Class                                               --              251        2,862,921
LVIP SSgA Small-Mid Cap 200 Service Class                                            602               50          580,939
LVIP T. Rowe Price Growth Stock Service Class                                         --               56          652,411
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                    1,504,111           11,835      144,897,203
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                            --              549        6,808,778
LVIP Templeton Growth RPM Service Class                                              598               33          342,104
LVIP UBS Large Cap Growth RPM Standard Class                                     969,706           20,166      246,945,667
LVIP UBS Large Cap Growth RPM Service Class                                           --              155        1,907,866
LVIP Vanguard Domestic Equity ETF Service Class                                       --              206        2,541,991
LVIP Vanguard International Equity ETF Service Class                                  --              156        1,936,559
MFS VIT Core Equity Initial Class                                                     --                1            8,832
MFS VIT Total Return Initial Class                                                    --              159        1,699,843
MFS VIT Utilities Initial Class                                                  263,609           13,598      165,775,160
MFS VIT Utilities Service Class                                                   17,882            2,440       30,016,013
NB AMT Large Cap Value I Class                                                        --                1           26,161
NB AMT Mid Cap Growth I Class                                                    418,423            8,795      108,181,521
NB AMT Mid Cap Intrinsic Value I Class                                                --               16          156,481
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                  --               11          129,226
PIMCO VIT Total Return Administrative Class                                      103,310            1,399       16,821,289
Putnam VT Global Health Care Class IB                                                 --                6           77,456
Wells Fargo Advantage VT Intrinsic Value Class 2                                      --               19          179,831
Wells Fargo Advantage VT Omega Growth Class 2                                         --                9           91,663
Wells Fargo Advantage VT Small Cap Growth Class 2                                     --               26          282,742

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

                                                                             DIVIDENDS        MORTALITY AND
                                                                                FROM             EXPENSE              NET
                                                                             INVESTMENT         GUARANTEE          INVESTMENT
SUBACCOUNT                                                                     INCOME            CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                     $             --   $       (232,771)  $       (232,771)
ABVPSF Growth and Income Class B                                                   447,340           (332,781)           114,559
ABVPSF International Value Class B                                                   2,336             (2,104)               232
ABVPSF Small/Mid Cap Value Class A                                                   5,193            (10,397)            (5,204)
American Century VP Inflation Protection Class I                                   891,588           (341,393)           550,195
American Century VP Inflation Protection Class II                                  370,715           (169,847)           200,868
American Century VP International Class I                                              354               (176)               178
American Funds Global Growth Class 2                                               772,818           (871,924)           (99,106)
American Funds Growth Class 2                                                    4,588,898         (5,953,093)        (1,364,195)
American Funds Growth-Income Class 2                                             3,298,119         (2,103,111)         1,195,008
American Funds International Class 2                                             3,532,438         (2,458,204)         1,074,234
BlackRock Global Allocation V.I. Class I                                           376,101           (247,006)           129,095
BlackRock Global Allocation V.I. Class III                                         174,392           (115,882)            58,510
Delaware VIP Diversified Income Standard Class                                   5,549,656         (1,762,876)         3,786,780
Delaware VIP Diversified Income Service Class                                    1,621,255           (604,527)         1,016,728
Delaware VIP Emerging Markets Service Class                                         19,914            (30,373)           (10,459)
Delaware VIP High Yield Standard Class                                           3,399,362           (412,956)         2,986,406
Delaware VIP High Yield Service Class                                              674,187            (83,719)           590,468
Delaware VIP Limited-Term Diversified Income Service Class                          38,382            (32,131)             6,251
Delaware VIP REIT Standard Class                                                 1,935,786         (1,299,584)           636,202
Delaware VIP REIT Service Class                                                    221,759           (174,176)            47,583
Delaware VIP Small Cap Value Service Class                                         761,139         (2,187,902)        (1,426,763)
Delaware VIP Smid Cap Growth Standard Class                                        576,722         (2,387,178)        (1,810,456)
Delaware VIP Smid Cap Growth Service Class                                             955           (124,847)          (123,892)
Delaware VIP U.S. Growth Service Class                                                  --             (1,333)            (1,333)
Delaware VIP Value Standard Class                                                2,814,961         (1,193,658)         1,621,303
Delaware VIP Value Service Class                                                   294,741           (148,753)           145,988
DWS Alternative Asset Allocation VIP Class A                                       119,691            (35,169)            84,522
DWS Alternative Asset Allocation VIP Class B                                        40,852            (13,857)            26,995
DWS Equity 500 Index VIP Class A                                                 2,840,559         (1,620,203)         1,220,356
DWS Equity 500 Index VIP Class B                                                   216,779           (149,287)            67,492
DWS Small Cap Index VIP Class A                                                    335,040           (378,038)           (42,998)
DWS Small Cap Index VIP Class B                                                     36,328            (58,145)           (21,817)
Fidelity VIP Contrafund Service Class                                            2,574,890         (2,149,585)           425,305
Fidelity VIP Contrafund Service Class 2                                            507,165           (432,113)            75,052
Fidelity VIP Growth Service Class                                                  305,353           (625,917)          (320,564)
Fidelity VIP Growth Service Class 2                                                 25,108            (67,407)           (42,299)
Fidelity VIP Mid Cap Service Class 2                                                10,106            (31,904)           (21,798)
FTVIPT Franklin Income Securities Class 2                                          130,795            (26,904)           103,891
FTVIPT Mutual Shares Securities Class 2                                             39,837            (22,799)            17,038
FTVIPT Templeton Global Bond Securities Class 2                                    344,913            (65,298)           279,615
Invesco V.I. Core Equity Series I                                                      489               (627)              (138)
Invesco V.I. International Growth Series I                                             740               (729)                11
Janus Aspen Series Worldwide Institutional Class                                     1,713             (1,308)               405
LVIP Baron Growth Opportunities Service Class                                    1,661,547         (1,454,341)           207,206
LVIP BlackRock Equity Dividend RPM Standard Class                                1,944,176         (3,051,387)        (1,107,211)
LVIP BlackRock Equity Dividend RPM Service Class                                    29,407            (69,462)           (40,055)
LVIP BlackRock Inflation Protected Bond Standard Class                                  --             (4,819)            (4,819)
LVIP BlackRock Inflation Protected Bond Service Class                                   --               (453)              (453)
LVIP Capital Growth Service Class                                                       --               (701)              (701)
LVIP Clarion Global Real Estate Standard Class                                          --            (90,975)           (90,975)
LVIP Clarion Global Real Estate Service Class                                           --            (38,368)           (38,368)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                    --             (3,295)            (3,295)
LVIP Delaware Bond Standard Class                                                6,518,810         (3,359,823)         3,158,987
LVIP Delaware Bond Service Class                                                   464,912           (271,974)           192,938
LVIP Delaware Diversified Floating Rate Service Class                               14,682             (9,925)             4,757
LVIP Delaware Foundation Aggressive Allocation Standard Class                    2,109,021         (1,225,079)           883,942

See accompanying notes.

                                                                                                DIVIDENDS
                                                                                                   FROM              TOTAL
                                                                            NET REALIZED       NET REALIZED       NET REALIZED
                                                                            GAIN (LOSS)          GAIN ON          GAIN (LOSS)
SUBACCOUNT                                                                 ON INVESTMENTS      INVESTMENTS       ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                     $       (117,625)  $             --   $       (117,625)
ABVPSF Growth and Income Class B                                                  (328,965)                --           (328,965)
ABVPSF International Value Class B                                                 (25,889)                --            (25,889)
ABVPSF Small/Mid Cap Value Class A                                                  18,867             30,266             49,133
American Century VP Inflation Protection Class I                                   426,721            733,010          1,159,731
American Century VP Inflation Protection Class II                                  169,910            319,601            489,511
American Century VP International Class I                                           (1,901)                --             (1,901)
American Funds Global Growth Class 2                                               553,327                 --            553,327
American Funds Growth Class 2                                                    5,588,620                 --          5,588,620
American Funds Growth-Income Class 2                                               541,168                 --            541,168
American Funds International Class 2                                              (798,288)                --           (798,288)
BlackRock Global Allocation V.I. Class I                                            93,363             72,847            166,210
BlackRock Global Allocation V.I. Class III                                          (7,598)            39,206             31,608
Delaware VIP Diversified Income Standard Class                                   1,902,803          5,425,986          7,328,789
Delaware VIP Diversified Income Service Class                                      298,004          1,714,037          2,012,041
Delaware VIP Emerging Markets Service Class                                        (21,475)                --            (21,475)
Delaware VIP High Yield Standard Class                                             461,439                 --            461,439
Delaware VIP High Yield Service Class                                               67,526                 --             67,526
Delaware VIP Limited-Term Diversified Income Service Class                          14,259             20,487             34,746
Delaware VIP REIT Standard Class                                                (1,613,881)                --         (1,613,881)
Delaware VIP REIT Service Class                                                    (22,333)                --            (22,333)
Delaware VIP Small Cap Value Service Class                                       5,962,459         15,104,665         21,067,124
Delaware VIP Smid Cap Growth Standard Class                                      6,252,502         13,033,913         19,286,415
Delaware VIP Smid Cap Growth Service Class                                         233,021            647,770            880,791
Delaware VIP U.S. Growth Service Class                                               7,535                 --              7,535
Delaware VIP Value Standard Class                                                1,143,814                 --          1,143,814
Delaware VIP Value Service Class                                                    57,124                 --             57,124
DWS Alternative Asset Allocation VIP Class A                                         6,992             28,178             35,170
DWS Alternative Asset Allocation VIP Class B                                           575             10,379             10,954
DWS Equity 500 Index VIP Class A                                                 2,392,772                 --          2,392,772
DWS Equity 500 Index VIP Class B                                                   143,891                 --            143,891
DWS Small Cap Index VIP Class A                                                    459,831              8,887            468,718
DWS Small Cap Index VIP Class B                                                     69,530              1,342             70,872
Fidelity VIP Contrafund Service Class                                                4,848                 --              4,848
Fidelity VIP Contrafund Service Class 2                                             81,763                 --             81,763
Fidelity VIP Growth Service Class                                                 (553,390)                --           (553,390)
Fidelity VIP Growth Service Class 2                                                119,094                 --            119,094
Fidelity VIP Mid Cap Service Class 2                                                73,453            209,160            282,613
FTVIPT Franklin Income Securities Class 2                                            4,031                 --              4,031
FTVIPT Mutual Shares Securities Class 2                                             17,349                 --             17,349
FTVIPT Templeton Global Bond Securities Class 2                                     76,308              8,659             84,967
Invesco V.I. Core Equity Series I                                                    4,899                 --              4,899
Invesco V.I. International Growth Series I                                           1,283                 --              1,283
Janus Aspen Series Worldwide Institutional Class                                     1,925                 --              1,925
LVIP Baron Growth Opportunities Service Class                                    6,016,729          6,947,960         12,964,689
LVIP BlackRock Equity Dividend RPM Standard Class                               (2,987,301)                --         (2,987,301)
LVIP BlackRock Equity Dividend RPM Service Class                                     3,825                 --              3,825
LVIP BlackRock Inflation Protected Bond Standard Class                                 375             15,695             16,070
LVIP BlackRock Inflation Protected Bond Service Class                                  (45)             1,345              1,300
LVIP Capital Growth Service Class                                                   (4,075)                --             (4,075)
LVIP Clarion Global Real Estate Standard Class                                     163,373                 --            163,373
LVIP Clarion Global Real Estate Service Class                                       61,660                 --             61,660
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                (2,012)                --             (2,012)
LVIP Delaware Bond Standard Class                                                4,173,519          7,433,209         11,606,728
LVIP Delaware Bond Service Class                                                   171,651            625,504            797,155
LVIP Delaware Diversified Floating Rate Service Class                                 (409)                --               (409)
LVIP Delaware Foundation Aggressive Allocation Standard Class                       12,817                 --             12,817

                                                                             NET CHANGE        NET INCREASE
                                                                           IN UNREALIZED        (DECREASE)
                                                                            APPRECIATION      IN NET ASSETS
                                                                                 OR             RESULTING
                                                                            DEPRECIATION           FROM
SUBACCOUNT                                                                 ON INVESTMENTS       OPERATIONS
-------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                     $      2,753,831   $      2,403,435
ABVPSF Growth and Income Class B                                                 5,022,750          4,808,344
ABVPSF International Value Class B                                                  44,462             18,805
ABVPSF Small/Mid Cap Value Class A                                                 103,543            147,472
American Century VP Inflation Protection Class I                                   364,242          2,074,168
American Century VP Inflation Protection Class II                                  184,316            874,695
American Century VP International Class I                                            6,370              4,647
American Funds Global Growth Class 2                                            16,002,424         16,456,645
American Funds Growth Class 2                                                   85,972,438         90,196,863
American Funds Growth-Income Class 2                                            28,824,955         30,561,131
American Funds International Class 2                                            37,262,700         37,538,646
BlackRock Global Allocation V.I. Class I                                         1,809,996          2,105,301
BlackRock Global Allocation V.I. Class III                                         754,652            844,770
Delaware VIP Diversified Income Standard Class                                    (760,375)        10,355,194
Delaware VIP Diversified Income Service Class                                       61,433          3,090,202
Delaware VIP Emerging Markets Service Class                                        367,693            335,759
Delaware VIP High Yield Standard Class                                           2,787,222          6,235,067
Delaware VIP High Yield Service Class                                              566,779          1,224,773
Delaware VIP Limited-Term Diversified Income Service Class                          (4,910)            36,087
Delaware VIP REIT Standard Class                                                19,283,218         18,305,539
Delaware VIP REIT Service Class                                                  2,361,483          2,386,733
Delaware VIP Small Cap Value Service Class                                       5,732,277         25,372,638
Delaware VIP Smid Cap Growth Standard Class                                      4,638,292         22,114,251
Delaware VIP Smid Cap Growth Service Class                                         296,199          1,053,098
Delaware VIP U.S. Growth Service Class                                               9,828             16,030
Delaware VIP Value Standard Class                                               12,996,859         15,761,976
Delaware VIP Value Service Class                                                 1,609,765          1,812,877
DWS Alternative Asset Allocation VIP Class A                                       157,218            276,910
DWS Alternative Asset Allocation VIP Class B                                        62,418            100,367
DWS Equity 500 Index VIP Class A                                                18,199,099         21,812,227
DWS Equity 500 Index VIP Class B                                                 1,675,623          1,887,006
DWS Small Cap Index VIP Class A                                                  4,811,674          5,237,394
DWS Small Cap Index VIP Class B                                                    733,601            782,656
Fidelity VIP Contrafund Service Class                                           29,030,563         29,460,716
Fidelity VIP Contrafund Service Class 2                                          5,613,100          5,769,915
Fidelity VIP Growth Service Class                                                8,377,924          7,503,970
Fidelity VIP Growth Service Class 2                                                668,981            745,776
Fidelity VIP Mid Cap Service Class 2                                                94,662            355,477
FTVIPT Franklin Income Securities Class 2                                          111,916            219,838
FTVIPT Mutual Shares Securities Class 2                                            206,769            241,156
FTVIPT Templeton Global Bond Securities Class 2                                    321,501            686,083
Invesco V.I. Core Equity Series I                                                    1,352              6,113
Invesco V.I. International Growth Series I                                           5,441              6,735
Janus Aspen Series Worldwide Institutional Class                                    30,793             33,123
LVIP Baron Growth Opportunities Service Class                                    9,617,956         22,789,851
LVIP BlackRock Equity Dividend RPM Standard Class                               48,382,869         44,288,357
LVIP BlackRock Equity Dividend RPM Service Class                                   997,043            960,813
LVIP BlackRock Inflation Protected Bond Standard Class                              (2,317)             8,934
LVIP BlackRock Inflation Protected Bond Service Class                               (1,152)              (305)
LVIP Capital Growth Service Class                                                    1,557             (3,219)
LVIP Clarion Global Real Estate Standard Class                                   1,773,897          1,846,295
LVIP Clarion Global Real Estate Service Class                                      704,978            728,270
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                17,374             12,067
LVIP Delaware Bond Standard Class                                                3,089,858         17,855,573
LVIP Delaware Bond Service Class                                                   366,668          1,356,761
LVIP Delaware Diversified Floating Rate Service Class                               20,332             24,680
LVIP Delaware Foundation Aggressive Allocation Standard Class                   13,075,415         13,972,174

                                                                             DIVIDENDS        MORTALITY AND
                                                                                FROM             EXPENSE              NET
                                                                             INVESTMENT         GUARANTEE          INVESTMENT
SUBACCOUNT                                                                     INCOME            CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class              $         61,104   $        (37,687)  $         23,417
LVIP Delaware Foundation Conservative Allocation Standard Class                  6,245,299         (2,623,253)         3,622,046
LVIP Delaware Foundation Conservative Allocation Service Class                     118,046            (50,734)            67,312
LVIP Delaware Foundation Moderate Allocation Standard Class                         80,053            (31,179)            48,874
LVIP Delaware Foundation Moderate Allocation Service Class                          47,126            (17,641)            29,485
LVIP Delaware Growth and Income Standard Class                                   9,894,164         (9,344,865)           549,299
LVIP Delaware Growth and Income Service Class                                       37,110            (47,074)            (9,964)
LVIP Delaware Social Awareness Standard Class                                    3,660,860         (4,932,221)        (1,271,361)
LVIP Delaware Social Awareness Service Class                                        50,544           (118,341)           (67,797)
LVIP Delaware Special Opportunities Standard Class                               3,198,558         (4,176,051)          (977,493)
LVIP Delaware Special Opportunities Service Class                                   99,324           (228,398)          (129,074)
LVIP Global Income Standard Class                                                  167,186            (87,406)            79,780
LVIP Global Income Service Class                                                    62,341            (38,314)            24,027
LVIP JPMorgan Mid Cap Value RPM Service Class                                           --             (2,197)            (2,197)
LVIP MFS International Growth Service Class                                          2,337             (5,384)            (3,047)
LVIP MFS Value Service Class                                                        18,603            (21,810)            (3,207)
LVIP Mid-Cap Value Service Class                                                       385             (3,404)            (3,019)
LVIP Mondrian International Value Standard Class                                 6,528,409         (2,327,172)         4,201,237
LVIP Mondrian International Value Service Class                                    387,252           (142,251)           245,001
LVIP Money Market Standard Class                                                    16,919           (670,506)          (653,587)
LVIP Money Market Service Class                                                      1,850            (73,110)           (71,260)
LVIP Protected Profile 2010 Standard Class                                          85,137            (40,518)            44,619
LVIP Protected Profile 2010 Service Class                                           27,110            (14,932)            12,178
LVIP Protected Profile 2020 Standard Class                                         236,528           (116,755)           119,773
LVIP Protected Profile 2020 Service Class                                          133,620            (78,602)            55,018
LVIP Protected Profile 2030 Standard Class                                         112,787            (61,203)            51,584
LVIP Protected Profile 2030 Service Class                                          125,938            (85,478)            40,460
LVIP Protected Profile 2040 Standard Class                                          35,308            (21,066)            14,242
LVIP Protected Profile 2040 Service Class                                          109,108            (83,133)            25,975
LVIP Protected Profile 2050 Standard Class                                           1,000               (640)               360
LVIP Protected Profile 2050 Service Class                                            2,668             (2,135)               533
LVIP Protected Profile Conservative Standard Class                                 926,465           (252,658)           673,807
LVIP Protected Profile Conservative Service Class                                  637,376           (179,417)           457,959
LVIP Protected Profile Growth Standard Class                                       722,484           (285,285)           437,199
LVIP Protected Profile Growth Service Class                                        921,178           (403,108)           518,070
LVIP Protected Profile Moderate Standard Class                                   1,414,137           (450,473)           963,664
LVIP Protected Profile Moderate Service Class                                    1,375,641           (476,144)           899,497
LVIP SSgA Bond Index Standard Class                                                151,521            (65,801)            85,720
LVIP SSgA Bond Index Service Class                                                  40,302            (18,477)            21,825
LVIP SSgA Developed International 150 Service Class                                  1,926               (859)             1,067
LVIP SSgA Emerging Markets 100 Standard Class                                      642,559           (252,617)           389,942
LVIP SSgA Emerging Markets 100 Service Class                                       123,997            (49,035)            74,962
LVIP SSgA Global Tactical Allocation RPM Standard Class                            353,703           (105,670)           248,033
LVIP SSgA Global Tactical Allocation RPM Service Class                             526,309           (162,821)           363,488
LVIP SSgA International Index Standard Class                                        30,342            (13,955)            16,387
LVIP SSgA International Index Service Class                                         11,627             (6,388)             5,239
LVIP SSgA Large Cap 100 Service Class                                                  983             (1,274)              (291)
LVIP SSgA S&P 500 Index Standard Class                                             126,101           (132,664)            (6,563)
LVIP SSgA S&P 500 Index Service Class                                               28,035            (33,384)            (5,349)
LVIP SSgA Small-Cap Index Standard Class                                            43,211            (59,388)           (16,177)
LVIP SSgA Small-Cap Index Service Class                                             12,404            (30,084)           (17,680)
LVIP SSgA Small-Mid Cap 200 Service Class                                           12,836             (6,146)             6,690
LVIP T. Rowe Price Growth Stock Service Class                                           --             (6,423)            (6,423)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                             --         (1,510,039)        (1,510,039)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                              --            (63,912)           (63,912)
LVIP Templeton Growth RPM Service Class                                              5,604             (3,757)             1,847
LVIP UBS Large Cap Growth RPM Standard Class                                            --         (2,577,053)        (2,577,053)

See accompanying notes.

                                                                                                DIVIDENDS
                                                                                                   FROM              TOTAL
                                                                            NET REALIZED       NET REALIZED       NET REALIZED
                                                                            GAIN (LOSS)          GAIN ON          GAIN (LOSS)
SUBACCOUNT                                                                 ON INVESTMENTS      INVESTMENTS       ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class              $         14,244   $             --   $         14,244
LVIP Delaware Foundation Conservative Allocation Standard Class                   (671,930)                --           (671,930)
LVIP Delaware Foundation Conservative Allocation Service Class                      (4,018)                --             (4,018)
LVIP Delaware Foundation Moderate Allocation Standard Class                         16,939              4,276             21,215
LVIP Delaware Foundation Moderate Allocation Service Class                           4,113              2,675              6,788
LVIP Delaware Growth and Income Standard Class                                   8,030,218            838,317          8,868,535
LVIP Delaware Growth and Income Service Class                                       30,275              4,369             34,644
LVIP Delaware Social Awareness Standard Class                                    6,597,637         33,736,578         40,334,215
LVIP Delaware Social Awareness Service Class                                        48,128            848,800            896,928
LVIP Delaware Special Opportunities Standard Class                               8,918,274         47,240,885         56,159,159
LVIP Delaware Special Opportunities Service Class                                  (26,006)         2,665,327          2,639,321
LVIP Global Income Standard Class                                                    5,390             15,700             21,090
LVIP Global Income Service Class                                                     1,375              6,444              7,819
LVIP JPMorgan Mid Cap Value RPM Service Class                                        6,062                 --              6,062
LVIP MFS International Growth Service Class                                          8,376                 --              8,376
LVIP MFS Value Service Class                                                        78,372                 --             78,372
LVIP Mid-Cap Value Service Class                                                     8,252                 --              8,252
LVIP Mondrian International Value Standard Class                                 1,550,314                 --          1,550,314
LVIP Mondrian International Value Service Class                                   (189,055)                --           (189,055)
LVIP Money Market Standard Class                                                        --                286                286
LVIP Money Market Service Class                                                         --                 33                 33
LVIP Protected Profile 2010 Standard Class                                         152,178                 --            152,178
LVIP Protected Profile 2010 Service Class                                           38,036                 --             38,036
LVIP Protected Profile 2020 Standard Class                                         292,719                 --            292,719
LVIP Protected Profile 2020 Service Class                                           72,765                 --             72,765
LVIP Protected Profile 2030 Standard Class                                          84,762                 --             84,762
LVIP Protected Profile 2030 Service Class                                           38,736                 --             38,736
LVIP Protected Profile 2040 Standard Class                                          28,010                 --             28,010
LVIP Protected Profile 2040 Service Class                                           56,655                 --             56,655
LVIP Protected Profile 2050 Standard Class                                            (109)                --               (109)
LVIP Protected Profile 2050 Service Class                                              339                 --                339
LVIP Protected Profile Conservative Standard Class                                 588,610            114,314            702,924
LVIP Protected Profile Conservative Service Class                                  266,474             83,664            350,138
LVIP Protected Profile Growth Standard Class                                       154,274                 --            154,274
LVIP Protected Profile Growth Service Class                                        126,307                 --            126,307
LVIP Protected Profile Moderate Standard Class                                     671,802                 --            671,802
LVIP Protected Profile Moderate Service Class                                      332,001                 --            332,001
LVIP SSgA Bond Index Standard Class                                                102,148                776            102,924
LVIP SSgA Bond Index Service Class                                                  23,188                215             23,403
LVIP SSgA Developed International 150 Service Class                                   (640)                --               (640)
LVIP SSgA Emerging Markets 100 Standard Class                                     (360,664)         2,322,247          1,961,583
LVIP SSgA Emerging Markets 100 Service Class                                       (92,273)           487,796            395,523
LVIP SSgA Global Tactical Allocation RPM Standard Class                            (66,226)                --            (66,226)
LVIP SSgA Global Tactical Allocation RPM Service Class                              46,657                 --             46,657
LVIP SSgA International Index Standard Class                                       (15,748)                --            (15,748)
LVIP SSgA International Index Service Class                                         (3,416)                --             (3,416)
LVIP SSgA Large Cap 100 Service Class                                               14,316                 --             14,316
LVIP SSgA S&P 500 Index Standard Class                                             612,699                 --            612,699
LVIP SSgA S&P 500 Index Service Class                                               59,523                 --             59,523
LVIP SSgA Small-Cap Index Standard Class                                           200,482                 --            200,482
LVIP SSgA Small-Cap Index Service Class                                            104,497                 --            104,497
LVIP SSgA Small-Mid Cap 200 Service Class                                           13,271             45,919             59,190
LVIP T. Rowe Price Growth Stock Service Class                                       22,747                 --             22,747
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                      2,077,698          4,243,263          6,320,961
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                         185,754            188,314            374,068
LVIP Templeton Growth RPM Service Class                                              1,528                 --              1,528
LVIP UBS Large Cap Growth RPM Standard Class                                     3,152,492                 --          3,152,492

                                                                                               NET INCREASE
                                                                             NET CHANGE         (DECREASE)
                                                                           IN UNREALIZED      IN NET ASSETS
                                                                            APPRECIATION        RESULTING
                                                                          OR DEPRECIATION          FROM
SUBACCOUNT                                                                 ON INVESTMENTS       OPERATIONS
-------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class              $        368,013   $        405,674
LVIP Delaware Foundation Conservative Allocation Standard Class                 20,851,344         23,801,460
LVIP Delaware Foundation Conservative Allocation Service Class                     380,238            443,532
LVIP Delaware Foundation Moderate Allocation Standard Class                        221,948            292,037
LVIP Delaware Foundation Moderate Allocation Service Class                         116,494            152,767
LVIP Delaware Growth and Income Standard Class                                 113,553,512        122,971,346
LVIP Delaware Growth and Income Service Class                                      553,440            578,120
LVIP Delaware Social Awareness Standard Class                                   25,661,772         64,724,626
LVIP Delaware Social Awareness Service Class                                       628,515          1,457,646
LVIP Delaware Special Opportunities Standard Class                              (1,596,197)        53,585,469
LVIP Delaware Special Opportunities Service Class                                  287,605          2,797,852
LVIP Global Income Standard Class                                                  427,288            528,158
LVIP Global Income Service Class                                                   167,868            199,714
LVIP JPMorgan Mid Cap Value RPM Service Class                                       20,393             24,258
LVIP MFS International Growth Service Class                                         77,203             82,532
LVIP MFS Value Service Class                                                       202,657            277,822
LVIP Mid-Cap Value Service Class                                                    54,150             59,383
LVIP Mondrian International Value Standard Class                                13,081,853         18,833,404
LVIP Mondrian International Value Service Class                                  1,098,091          1,154,037
LVIP Money Market Standard Class                                                        --           (653,301)
LVIP Money Market Service Class                                                         --            (71,227)
LVIP Protected Profile 2010 Standard Class                                          74,004            270,801
LVIP Protected Profile 2010 Service Class                                           52,511            102,725
LVIP Protected Profile 2020 Standard Class                                         396,142            808,634
LVIP Protected Profile 2020 Service Class                                          394,738            522,521
LVIP Protected Profile 2030 Standard Class                                         250,006            386,352
LVIP Protected Profile 2030 Service Class                                          452,956            532,152
LVIP Protected Profile 2040 Standard Class                                          76,910            119,162
LVIP Protected Profile 2040 Service Class                                          365,138            447,768
LVIP Protected Profile 2050 Standard Class                                           3,228              3,479
LVIP Protected Profile 2050 Service Class                                           11,844             12,716
LVIP Protected Profile Conservative Standard Class                                 638,269          2,015,000
LVIP Protected Profile Conservative Service Class                                  550,916          1,359,013
LVIP Protected Profile Growth Standard Class                                     1,649,723          2,241,196
LVIP Protected Profile Growth Service Class                                      2,225,319          2,869,696
LVIP Protected Profile Moderate Standard Class                                   1,902,424          3,537,890
LVIP Protected Profile Moderate Service Class                                    2,235,432          3,466,930
LVIP SSgA Bond Index Standard Class                                                 (6,762)           181,882
LVIP SSgA Bond Index Service Class                                                  (3,929)            41,299
LVIP SSgA Developed International 150 Service Class                                  9,010              9,437
LVIP SSgA Emerging Markets 100 Standard Class                                      (70,840)         2,280,685
LVIP SSgA Emerging Markets 100 Service Class                                       (27,967)           442,518
LVIP SSgA Global Tactical Allocation RPM Standard Class                            845,264          1,027,071
LVIP SSgA Global Tactical Allocation RPM Service Class                           1,096,068          1,506,213
LVIP SSgA International Index Standard Class                                       208,649            209,288
LVIP SSgA International Index Service Class                                         96,062             97,885
LVIP SSgA Large Cap 100 Service Class                                               (5,845)             8,180
LVIP SSgA S&P 500 Index Standard Class                                           1,106,326          1,712,462
LVIP SSgA S&P 500 Index Service Class                                              360,395            414,569
LVIP SSgA Small-Cap Index Standard Class                                           620,292            804,597
LVIP SSgA Small-Cap Index Service Class                                            278,316            365,133
LVIP SSgA Small-Mid Cap 200 Service Class                                           (2,568)            63,312
LVIP T. Rowe Price Growth Stock Service Class                                       68,164             84,488
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     16,141,846         20,952,768
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                         534,748            844,904
LVIP Templeton Growth RPM Service Class                                             54,983             58,358
LVIP UBS Large Cap Growth RPM Standard Class                                    35,415,960         35,991,399

                                                                             DIVIDENDS        MORTALITY AND
                                                                                FROM             EXPENSE              NET
                                                                             INVESTMENT         GUARANTEE          INVESTMENT
SUBACCOUNT                                                                     INCOME            CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Service Class                               $             --   $        (17,628)  $        (17,628)
LVIP Vanguard Domestic Equity ETF Service Class                                     29,439            (17,665)            11,774
LVIP Vanguard International Equity ETF Service Class                                67,444            (13,331)            54,113
MFS VIT Core Equity Initial Class                                                       67                (86)               (19)
MFS VIT Total Return Initial Class                                                  48,061            (19,887)            28,174
MFS VIT Utilities Initial Class                                                 11,254,478         (1,703,256)         9,551,222
MFS VIT Utilities Service Class                                                  1,837,159           (283,110)         1,554,049
NB AMT Large Cap Value I Class                                                         257               (321)               (64)
NB AMT Mid Cap Growth I Class                                                           --         (1,160,542)        (1,160,542)
NB AMT Mid Cap Intrinsic Value I Class                                                 932             (2,218)            (1,286)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                 3,134             (1,402)             1,732
PIMCO VIT Total Return Administrative Class                                        281,769           (111,738)           170,031
Putnam VT Global Health Care Class IB                                                  967               (747)               220
Wells Fargo Advantage VT Intrinsic Value Class 2                                     2,193             (2,139)                54
Wells Fargo Advantage VT Omega Growth Class 2                                           --             (1,091)            (1,091)
Wells Fargo Advantage VT Small Cap Growth Class 2                                       --             (3,519)            (3,519)

See accompanying notes.

                                                                                                DIVIDENDS
                                                                                                   FROM              TOTAL
                                                                            NET REALIZED       NET REALIZED       NET REALIZED
                                                                            GAIN (LOSS)          GAIN ON          GAIN (LOSS)
SUBACCOUNT                                                                 ON INVESTMENTS      INVESTMENTS       ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Service Class                               $         24,972   $             --   $         24,972
LVIP Vanguard Domestic Equity ETF Service Class                                     33,035                 --             33,035
LVIP Vanguard International Equity ETF Service Class                                (3,697)                19             (3,678)
MFS VIT Core Equity Initial Class                                                       67                 --                 67
MFS VIT Total Return Initial Class                                                   9,082                 --              9,082
MFS VIT Utilities Initial Class                                                  1,968,608                 --          1,968,608
MFS VIT Utilities Service Class                                                    127,823                 --            127,823
NB AMT Large Cap Value I Class                                                      (2,621)                --             (2,621)
NB AMT Mid Cap Growth I Class                                                    4,174,763                 --          4,174,763
NB AMT Mid Cap Intrinsic Value I Class                                               6,594             40,112             46,706
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                (4,105)             4,318                213
PIMCO VIT Total Return Administrative Class                                         38,055            311,601            349,656
Putnam VT Global Health Care Class IB                                                  544              6,241              6,785
Wells Fargo Advantage VT Intrinsic Value Class 2                                    (1,039)                --             (1,039)
Wells Fargo Advantage VT Omega Growth Class 2                                       14,350              5,114             19,464
Wells Fargo Advantage VT Small Cap Growth Class 2                                    9,426             15,667             25,093

                                                                                               NET INCREASE
                                                                             NET CHANGE         (DECREASE)
                                                                           IN UNREALIZED      IN NET ASSETS
                                                                            APPRECIATION        RESULTING
                                                                          OR DEPRECIATION          FROM
SUBACCOUNT                                                                 ON INVESTMENTS       OPERATIONS
-------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Service Class                               $        214,076   $        221,420
LVIP Vanguard Domestic Equity ETF Service Class                                    129,621            174,430
LVIP Vanguard International Equity ETF Service Class                               121,363            171,798
MFS VIT Core Equity Initial Class                                                    1,136              1,184
MFS VIT Total Return Initial Class                                                 124,846            162,102
MFS VIT Utilities Initial Class                                                  8,121,608         19,641,438
MFS VIT Utilities Service Class                                                  1,566,574          3,248,446
NB AMT Large Cap Value I Class                                                      11,390              8,705
NB AMT Mid Cap Growth I Class                                                    9,358,814         12,373,035
NB AMT Mid Cap Intrinsic Value I Class                                             (22,191)            23,229
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                 2,988              4,933
PIMCO VIT Total Return Administrative Class                                        282,994            802,681
Putnam VT Global Health Care Class IB                                                6,764             13,769
Wells Fargo Advantage VT Intrinsic Value Class 2                                    28,983             27,998
Wells Fargo Advantage VT Omega Growth Class 2                                        1,884             20,257
Wells Fargo Advantage VT Small Cap Growth Class 2                                    1,224             22,798

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2012

                                                                            ABVPSF
                                                                            GLOBAL         ABVPSF         ABVPSF         ABVPSF
                                                                           THEMATIC      GROWTH AND    INTERNATIONAL    SMALL/MID
                                                                            GROWTH         INCOME          VALUE        CAP VALUE
                                                                            CLASS B        CLASS B        CLASS B        CLASS A
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $  33,715,620  $  30,776,000  $     221,965  $     980,981
Changes From Operations:
 - Net investment income (loss)                                               (191,116)        23,163          6,339         (6,748)
 - Net realized gain (loss) on investments                                     774,132       (971,113)       (14,771)        14,432
 - Net change in unrealized appreciation or depreciation on investments     (7,816,406)     2,460,334        (45,024)      (103,735)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (7,233,390)     1,512,384        (53,456)       (96,051)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        1,802,515      1,910,826         18,233         81,434
 - Contract withdrawals & transfers to annuity reserves                     (2,618,604)    (2,996,127)        (6,519)      (112,852)
 - Contract transfers                                                       (3,758,944)    (1,093,438)         5,111         22,145
                                                                         -------------  -------------  -------------  -------------
                                                                            (4,575,033)    (2,178,739)        16,825         (9,273)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                       (5,917)            --             --           (249)
 - Annuity Payments                                                             (5,521)        (6,857)            --           (253)
 - Receipt (reimbursement) of mortality guarantee adjustment                       450             74             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                               (10,988)        (6,783)            --           (502)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (4,586,021)    (2,185,522)        16,825         (9,775)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (11,819,411)      (673,138)       (36,631)      (105,826)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             21,896,209     30,102,862        185,334        875,155
Changes From Operations:
 - Net investment income (loss)                                               (232,771)       114,559            232         (5,204)
 - Net realized gain (loss) on investments                                    (117,625)      (328,965)       (25,889)        49,133
 - Net change in unrealized appreciation or depreciation on investments      2,753,831      5,022,750         44,462        103,543
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,403,435      4,808,344         18,805        147,472
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        1,494,597      1,912,120            214          1,522
 - Contract withdrawals & transfers to annuity reserves                     (2,762,511)    (4,212,969)        (9,349)       (43,889)
 - Contract transfers                                                         (915,917)        46,300        (19,568)       (68,686)
                                                                         -------------  -------------  -------------  -------------
                                                                            (2,183,831)    (2,254,549)       (28,703)      (111,053)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --             --
 - Annuity Payments                                                             (4,131)       (10,219)            --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                       408            269             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                (3,723)        (9,950)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (2,187,554)    (2,264,499)       (28,703)      (111,053)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        215,881      2,543,845         (9,898)        36,419
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  22,112,090  $  32,646,707  $     175,436  $     911,574
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                             AMERICAN          AMERICAN
                                                                            CENTURY VP        CENTURY VP         AMERICAN
                                                                             INFLATION         INFLATION        CENTURY VP
                                                                            PROTECTION        PROTECTION       INTERNATIONAL
                                                                              CLASS I          CLASS II           CLASS I
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $    15,914,894   $    10,163,897   $        23,362
Changes From Operations:
 - Net investment income (loss)                                                   731,553           338,759               107
 - Net realized gain (loss) on investments                                        325,709           280,730               246
 - Net change in unrealized appreciation or depreciation on investments         1,163,624           542,094            (6,941)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 2,220,886         1,161,583            (6,588)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                             967,183         2,046,281             1,320
 - Contract withdrawals & transfers to annuity reserves                        (2,180,396)       (1,007,382)           (3,959)
 - Contract transfers                                                          16,042,607           744,373            24,558
                                                                          ---------------   ---------------   ---------------
                                                                               14,829,394         1,783,272            21,919
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --           149,891                --
 - Annuity Payments                                                                93,398          (143,253)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          915                75                --
                                                                          ---------------   ---------------   ---------------
                                                                                   94,313             6,713                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         14,923,707         1,789,985            21,919
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        17,144,593         2,951,568            15,331
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                33,059,487        13,115,465            38,693
Changes From Operations:
 - Net investment income (loss)                                                   550,195           200,868               178
 - Net realized gain (loss) on investments                                      1,159,731           489,511            (1,901)
 - Net change in unrealized appreciation or depreciation on investments           364,242           184,316             6,370
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 2,074,168           874,695             4,647
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           1,313,153         1,781,365             1,320
 - Contract withdrawals & transfers to annuity reserves                        (3,789,870)       (1,481,997)           (1,310)
 - Contract transfers                                                           1,732,799         2,119,386           (16,135)
                                                                          ---------------   ---------------   ---------------
                                                                                 (743,918)        2,418,754           (16,125)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --            63,645                --
 - Annuity Payments                                                                27,379           (73,854)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                       (1,551)             (440)               --
                                                                          ---------------   ---------------   ---------------
                                                                                   25,828           (10,649)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           (718,090)        2,408,105           (16,125)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,356,078         3,282,800           (11,478)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    34,415,565   $    16,398,265   $        27,215
                                                                          ===============   ===============   ===============

                                                                             AMERICAN
                                                                               FUNDS           AMERICAN          AMERICAN
                                                                              GLOBAL             FUNDS             FUNDS
                                                                              GROWTH            GROWTH         GROWTH-INCOME
                                                                              CLASS 2           CLASS 2           CLASS 2
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $    95,794,172   $   650,467,064   $   213,796,579
Changes From Operations:
 - Net investment income (loss)                                                   244,623        (2,551,906)        1,008,295
 - Net realized gain (loss) on investments                                        333,901         1,823,344        (1,354,127)
 - Net change in unrealized appreciation or depreciation on investments        (9,453,466)      (29,895,232)       (5,311,007)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (8,874,942)      (30,623,794)       (5,656,839)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           6,664,178        34,147,299        15,380,685
 - Contract withdrawals & transfers to annuity reserves                        (8,896,518)      (60,934,002)      (20,203,199)
 - Contract transfers                                                          (4,424,668)      (32,844,636)      (11,664,331)
                                                                          ---------------   ---------------   ---------------
                                                                               (6,657,008)      (59,631,339)      (16,486,845)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          (5,015)            5,556            93,839
 - Annuity Payments                                                               (72,055)         (627,889)         (257,361)
 - Receipt (reimbursement) of mortality guarantee adjustment                        2,865           (12,354)           (6,050)
                                                                          ---------------   ---------------   ---------------
                                                                                  (74,205)         (634,687)         (169,572)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (6,731,213)      (60,266,026)      (16,656,417)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (15,606,155)      (90,889,820)      (22,313,256)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                80,188,017       559,577,244       191,483,323
Changes From Operations:
 - Net investment income (loss)                                                   (99,106)       (1,364,195)        1,195,008
 - Net realized gain (loss) on investments                                        553,327         5,588,620           541,168
 - Net change in unrealized appreciation or depreciation on investments        16,002,424        85,972,438        28,824,955
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                16,456,645        90,196,863        30,561,131
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           5,581,027        29,533,855        14,099,711
 - Contract withdrawals & transfers to annuity reserves                        (8,740,856)      (63,403,120)      (21,581,613)
 - Contract transfers                                                          (3,200,760)      (31,958,082)       (6,346,450)
                                                                          ---------------   ---------------   ---------------
                                                                               (6,360,589)      (65,827,347)      (13,828,352)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --           (57,334)           (2,115)
 - Annuity Payments                                                               (72,512)         (596,188)         (260,800)
 - Receipt (reimbursement) of mortality guarantee adjustment                       (1,304)          (54,812)            6,333
                                                                          ---------------   ---------------   ---------------
                                                                                  (73,816)         (708,334)         (256,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (6,434,405)      (66,535,681)      (14,084,934)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        10,022,240        23,661,182        16,476,197
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    90,210,257   $   583,238,426   $   207,959,520
                                                                          ===============   ===============   ===============

                                                                             AMERICAN          BLACKROCK         BLACKROCK
                                                                               FUNDS            GLOBAL            GLOBAL
                                                                           INTERNATIONAL    ALLOCATION V.I.   ALLOCATION V.I.
                                                                              CLASS 2           CLASS I          CLASS III
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $   304,105,987   $    19,126,536   $     5,422,177
Changes From Operations:
 - Net investment income (loss)                                                 1,929,454           318,454           130,175
 - Net realized gain (loss) on investments                                        847,036           613,026           262,045
 - Net change in unrealized appreciation or depreciation on investments       (44,874,194)       (2,023,035)         (886,500)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (42,097,704)       (1,091,555)         (494,280)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          18,408,962         1,755,816         2,546,625
 - Contract withdrawals & transfers to annuity reserves                       (26,903,115)       (1,495,635)         (443,307)
 - Contract transfers                                                         (17,081,703)        4,655,663         1,769,094
                                                                          ---------------   ---------------   ---------------
                                                                              (25,575,856)        4,915,844         3,872,412
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          18,199                --           244,523
 - Annuity Payments                                                              (217,881)           77,861          (109,050)
 - Receipt (reimbursement) of mortality guarantee adjustment                       (1,368)           (7,783)               17
                                                                          ---------------   ---------------   ---------------
                                                                                 (201,050)           70,078           135,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (25,776,906)        4,985,922         4,007,902
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (67,874,610)        3,894,367         3,513,622
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               236,231,377        23,020,903         8,935,799
Changes From Operations:
 - Net investment income (loss)                                                 1,074,234           129,095            58,510
 - Net realized gain (loss) on investments                                       (798,288)          166,210            31,608
 - Net change in unrealized appreciation or depreciation on investments        37,262,700         1,809,996           754,652
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                37,538,646         2,105,301           844,770
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          15,078,533         1,400,479         2,574,769
 - Contract withdrawals & transfers to annuity reserves                       (25,501,489)       (2,331,115)         (743,232)
 - Contract transfers                                                         (15,528,348)          622,973           361,810
                                                                          ---------------   ---------------   ---------------
                                                                              (25,951,304)         (307,663)        2,193,347
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                            (595)               --                --
 - Annuity Payments                                                              (199,083)           (2,305)          (32,140)
 - Receipt (reimbursement) of mortality guarantee adjustment                      (25,852)              856              (165)
                                                                          ---------------   ---------------   ---------------
                                                                                 (225,530)           (1,449)          (32,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (26,176,834)         (309,112)        2,161,042
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        11,361,812         1,796,189         3,005,812
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   247,593,189   $    24,817,092   $    11,941,611
                                                                          ===============   ===============   ===============

                                                                           DELAWARE       DELAWARE       DELAWARE       DELAWARE
                                                                              VIP            VIP            VIP            VIP
                                                                          DIVERSIFIED    DIVERSIFIED     EMERGING      HIGH YIELD
                                                                            INCOME         INCOME         MARKETS       STANDARD
                                                                         STANDARD CLASS SERVICE CLASS  SERVICE CLASS      CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $ 180,588,126  $  49,106,868  $   3,291,673  $  38,060,859
Changes From Operations:
 - Net investment income (loss)                                              5,497,412      1,435,104         15,343      3,010,507
 - Net realized gain (loss) on investments                                   9,406,800      2,414,727         58,900        419,418
 - Net change in unrealized appreciation or depreciation on investments     (5,753,493)    (1,325,576)      (748,777)    (2,979,149)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              9,150,719      2,524,255       (674,534)       450,776
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        6,998,187      7,643,435        320,829      1,448,995
 - Contract withdrawals & transfers to annuity reserves                    (17,927,809)    (4,938,858)      (137,643)    (4,907,932)
 - Contract transfers                                                       (3,867,937)    (1,181,931)      (194,400)     1,297,141
                                                                         -------------  -------------  -------------  -------------
                                                                           (14,797,559)     1,522,646        (11,214)    (2,161,796)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                      478,546         77,983             --         95,397
 - Annuity Payments                                                           (354,435)       (16,847)        (1,766)       (24,745)
 - Receipt (reimbursement) of mortality guarantee adjustment                    12,262         (2,421)            11         (6,533)
                                                                         -------------  -------------  -------------  -------------
                                                                               136,373         58,715         (1,755)        64,119
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (14,661,186)     1,581,361        (12,969)    (2,097,677)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (5,510,467)     4,105,616       (687,503)    (1,646,901)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                            175,077,659     53,212,484      2,604,170     36,413,958
Changes From Operations:
 - Net investment income (loss)                                              3,786,780      1,016,728        (10,459)     2,986,406
 - Net realized gain (loss) on investments                                   7,328,789      2,012,041        (21,475)       461,439
 - Net change in unrealized appreciation or depreciation on investments       (760,375)        61,433        367,693      2,787,222
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             10,355,194      3,090,202        335,759      6,235,067
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        6,329,035      6,269,091         13,097      1,288,215
 - Contract withdrawals & transfers to annuity reserves                    (20,279,773)    (5,568,728)      (227,966)    (5,590,004)
 - Contract transfers                                                       (1,241,075)       527,484         (5,854)     6,737,346
                                                                         -------------  -------------  -------------  -------------
                                                                           (15,191,813)     1,227,847       (220,723)     2,435,557
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                       12,991             --             --          6,362
 - Annuity Payments                                                           (310,636)       (23,845)        (1,526)       (37,177)
 - Receipt (reimbursement) of mortality guarantee adjustment                     3,111           (515)           (19)          (611)
                                                                         -------------  -------------  -------------  -------------
                                                                              (294,534)       (24,360)        (1,545)       (31,426)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (15,486,347)     1,203,487       (222,268)     2,404,131
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (5,131,153)     4,293,689        113,491      8,639,198
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 169,946,506  $  57,506,173  $   2,717,661  $  45,053,156
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                               DELAWARE
                                                                                                  VIP
                                                                             DELAWARE        LIMITED-TERM
                                                                                VIP           DIVERSIFIED        DELAWARE
                                                                            HIGH YIELD          INCOME           VIP REIT
                                                                           SERVICE CLASS     SERVICE CLASS    STANDARD CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $     5,883,107   $     2,618,555   $   116,160,606
Changes From Operations:
 - Net investment income (loss)                                                   448,923            12,244           688,008
 - Net realized gain (loss) on investments                                         30,924            54,666        (4,148,171)
 - Net change in unrealized appreciation or depreciation on investments          (421,763)          (27,126)       14,382,568
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    58,084            39,784        10,922,405
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           1,550,282           217,037         4,516,422
 - Contract withdrawals & transfers to annuity reserves                          (630,292)         (528,142)      (10,739,907)
 - Contract transfers                                                             144,808           323,791        (2,259,408)
                                                                          ---------------   ---------------   ---------------
                                                                                1,064,798            12,686        (8,482,893)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --                --           115,154
 - Annuity Payments                                                                    --                --           (84,864)
 - Receipt (reimbursement) of mortality guarantee adjustment                           --                --            (2,160)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --            28,130
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          1,064,798            12,686        (8,454,763)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,122,882            52,470         2,467,642
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 7,005,989         2,671,025       118,628,248
Changes From Operations:
 - Net investment income (loss)                                                   590,468             6,251           636,202
 - Net realized gain (loss) on investments                                         67,526            34,746        (1,613,881)
 - Net change in unrealized appreciation or depreciation on investments           566,779            (4,910)       19,283,218
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,224,773            36,087        18,305,539
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           1,600,453             7,547         3,935,272
 - Contract withdrawals & transfers to annuity reserves                        (1,030,707)         (199,097)      (13,892,682)
 - Contract transfers                                                           1,029,265           (48,436)        1,364,783
                                                                          ---------------   ---------------   ---------------
                                                                                1,599,011          (239,986)       (8,592,627)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --                --            30,003
 - Annuity Payments                                                                    --                --           (89,131)
 - Receipt (reimbursement) of mortality guarantee adjustment                           --                --             1,336
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --           (57,792)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          1,599,011          (239,986)       (8,650,419)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,823,784          (203,899)        9,655,120
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     9,829,773   $     2,467,126   $   128,283,368
                                                                          ===============   ===============   ===============

                                                                                               DELAWARE          DELAWARE
                                                                             DELAWARE          VIP SMALL         VIP SMID
                                                                             VIP REIT          CAP VALUE        CAP GROWTH
                                                                           SERVICE CLASS     SERVICE CLASS    STANDARD CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $    13,597,791   $   241,206,266   $   226,698,063
Changes From Operations:
 - Net investment income (loss)                                                    47,645        (1,616,414)          (71,325)
 - Net realized gain (loss) on investments                                       (187,971)        6,417,267        11,529,227
 - Net change in unrealized appreciation or depreciation on investments         1,433,339       (10,748,944)        4,353,238
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,293,013        (5,948,091)       15,811,140
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           2,178,912        12,182,058         6,917,363
 - Contract withdrawals & transfers to annuity reserves                        (1,510,702)      (22,544,480)      (23,058,268)
 - Contract transfers                                                            (101,371)      (13,517,732)          179,029
                                                                          ---------------   ---------------   ---------------
                                                                                  566,839       (23,880,154)      (15,961,876)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --           180,020           118,237
 - Annuity Payments                                                                    --          (163,310)         (121,644)
 - Receipt (reimbursement) of mortality guarantee adjustment                           --              (796)           (7,581)
                                                                          ---------------   ---------------   ---------------
                                                                                       --            15,914           (10,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            566,839       (23,864,240)      (15,972,864)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,859,852       (29,812,331)         (161,724)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                15,457,643       211,393,935       226,536,339
Changes From Operations:
 - Net investment income (loss)                                                    47,583        (1,426,763)       (1,810,456)
 - Net realized gain (loss) on investments                                        (22,333)       21,067,124        19,286,415
 - Net change in unrealized appreciation or depreciation on investments         2,361,483         5,732,277         4,638,292
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 2,386,733        25,372,638        22,114,251
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           2,247,235        10,411,166         6,640,225
 - Contract withdrawals & transfers to annuity reserves                        (2,441,408)      (23,809,868)      (25,796,579)
 - Contract transfers                                                              92,031       (10,408,333)      (12,902,882)
                                                                          ---------------   ---------------   ---------------
                                                                                 (102,142)      (23,807,035)      (32,059,236)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --            13,481           116,145
 - Annuity Payments                                                                    --          (160,202)          (90,043)
 - Receipt (reimbursement) of mortality guarantee adjustment                           --           (10,602)          (11,156)
                                                                          ---------------   ---------------   ---------------
                                                                                       --          (157,323)           14,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           (102,142)      (23,964,358)      (32,044,290)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,284,591         1,408,280        (9,930,039)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    17,742,234   $   212,802,215   $   216,606,300
                                                                          ===============   ===============   ===============

                                                                             DELAWARE          DELAWARE
                                                                             VIP SMID          VIP U.S.          DELAWARE
                                                                            CAP GROWTH          GROWTH           VIP VALUE
                                                                           SERVICE CLASS     SERVICE CLASS    STANDARD CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $     8,747,116   $        76,235   $   114,397,671
Changes From Operations:
 - Net investment income (loss)                                                   (25,164)           (1,189)        1,156,113
 - Net realized gain (loss) on investments                                        379,909             2,777          (194,894)
 - Net change in unrealized appreciation or depreciation on investments           183,429             1,180         8,477,341
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   538,174             2,768         9,438,560
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           1,679,191                65         4,562,100
 - Contract withdrawals & transfers to annuity reserves                        (1,066,282)           (4,478)      (10,869,795)
 - Contract transfers                                                             996,380            33,824         1,875,833
                                                                          ---------------   ---------------   ---------------
                                                                                1,609,289            29,411        (4,431,862)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --                --           (22,392)
 - Annuity Payments                                                                    --                --          (171,651)
 - Receipt (reimbursement) of mortality guarantee adjustment                           --                --             5,677
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --          (188,366)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          1,609,289            29,411        (4,620,228)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,147,463            32,179         4,818,332
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                10,894,579           108,414       119,216,003
Changes From Operations:
 - Net investment income (loss)                                                  (123,892)           (1,333)        1,621,303
 - Net realized gain (loss) on investments                                        880,791             7,535         1,143,814
 - Net change in unrealized appreciation or depreciation on investments           296,199             9,828        12,996,859
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,053,098            16,030        15,761,976
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           2,609,335               126         4,153,859
 - Contract withdrawals & transfers to annuity reserves                        (1,615,553)          (10,170)      (12,581,961)
 - Contract transfers                                                            (289,133)           (2,553)       (1,574,664)
                                                                          ---------------   ---------------   ---------------
                                                                                  704,649           (12,597)      (10,002,766)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --                --            22,114
 - Annuity Payments                                                                    --                --          (165,852)
 - Receipt (reimbursement) of mortality guarantee adjustment                           --                --            10,644
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --          (133,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            704,649           (12,597)      (10,135,860)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,757,747             3,433         5,626,116
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    12,652,326   $       111,847   $   124,842,119
                                                                          ===============   ===============   ===============

                                                                                            DWS            DWS
                                                                                        ALTERNATIVE    ALTERNATIVE
                                                                                           ASSET          ASSET           DWS
                                                                           DELAWARE      ALLOCATION     ALLOCATION     EQUITY 500
                                                                           VIP VALUE         VIP            VIP         INDEX VIP
                                                                         SERVICE CLASS     CLASS A        CLASS B        CLASS A
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $  10,958,433  $   2,105,191  $     392,391  $ 166,413,117
Changes From Operations:
 - Net investment income (loss)                                                 80,982          7,805           (850)     1,142,528
 - Net realized gain (loss) on investments                                     (12,253)        36,467          3,777        876,193
 - Net change in unrealized appreciation or depreciation on investments        865,019       (168,014)       (39,677)      (522,843)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                933,748       (123,742)       (36,750)     1,495,878
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,158,512        292,740        444,425      6,454,743
 - Contract withdrawals & transfers to annuity reserves                     (1,180,822)      (314,083)       (21,000)   (15,559,907)
 - Contract transfers                                                          193,835      1,118,147        176,355     (4,825,484)
                                                                         -------------  -------------  -------------  -------------
                                                                             1,171,525      1,096,804        599,780    (13,930,648)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --             --
 - Annuity Payments                                                                 --             --             --       (245,877)
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --             --            592
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --       (245,285)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       1,171,525      1,096,804        599,780    (14,175,933)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      2,105,273        973,062        563,030    (12,680,055)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             13,063,706      3,078,253        955,421    153,733,062
Changes From Operations:
 - Net investment income (loss)                                                145,988         84,522         26,995      1,220,356
 - Net realized gain (loss) on investments                                      57,124         35,170         10,954      2,392,772
 - Net change in unrealized appreciation or depreciation on investments      1,609,765        157,218         62,418     18,199,099
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              1,812,877        276,910        100,367     21,812,227
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,499,716        243,147        595,604      5,872,551
 - Contract withdrawals & transfers to annuity reserves                     (1,393,022)      (290,107)      (100,546)   (17,741,544)
 - Contract transfers                                                          435,586        683,396        188,743     (4,566,621)
                                                                         -------------  -------------  -------------  -------------
                                                                             1,542,280        636,436        683,801    (16,435,614)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --         40,646             --         22,645
 - Annuity Payments                                                                 --         (2,907)            --       (256,952)
 - Receipt (reimbursement) of mortality guarantee adjustment                        --            103             --         (5,271)
                                                                         -------------  -------------  -------------  -------------
                                                                                    --         37,842             --       (239,578)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       1,542,280        674,278        683,801    (16,675,192)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      3,355,157        951,188        784,168      5,137,035
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  16,418,863  $   4,029,441  $   1,739,589  $ 158,870,097
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                               DWS               DWS               DWS
                                                                           EQUITY 500         SMALL CAP         SMALL CAP
                                                                            INDEX VIP         INDEX VIP         INDEX VIP
                                                                             CLASS B           CLASS A           CLASS B
                                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $    10,441,532   $    43,875,812   $     5,307,027
Changes From Operations:
 - Net investment income (loss)                                                   42,387           (53,331)          (22,139)
 - Net realized gain (loss) on investments                                        35,853           181,912            26,969
 - Net change in unrealized appreciation or depreciation on investments          (46,780)       (2,261,318)         (299,957)
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   31,460        (2,132,737)         (295,127)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          3,041,031         1,356,462           834,544
 - Contract withdrawals & transfers to annuity reserves                         (755,771)       (3,782,378)         (439,602)
 - Contract transfers                                                            (32,198)       (2,787,579)         (190,211)
                                                                         ---------------   ---------------   ---------------
                                                                               2,253,062        (5,213,495)          204,731
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --            24,559                --
 - Annuity Payments                                                                   --           (39,085)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --               955                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --           (13,571)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         2,253,062        (5,227,066)          204,731
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,284,522        (7,359,803)          (90,396)
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               12,726,054        36,516,009         5,216,631
Changes From Operations:
 - Net investment income (loss)                                                   67,492           (42,998)          (21,817)
 - Net realized gain (loss) on investments                                       143,891           468,718            70,872
 - Net change in unrealized appreciation or depreciation on investments        1,675,623         4,811,674           733,601
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                1,887,006         5,237,394           782,656
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          2,958,796         1,152,470           750,987
 - Contract withdrawals & transfers to annuity reserves                       (1,221,411)       (3,745,534)         (528,909)
 - Contract transfers                                                           (351,114)       (2,619,312)         (183,095)
                                                                         ---------------   ---------------   ---------------
                                                                               1,386,271        (5,212,376)           38,983
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --           (20,010)               --
 - Annuity Payments                                                                   --           (46,523)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --             2,975                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --           (63,558)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         1,386,271        (5,275,934)           38,983
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        3,273,277           (38,540)          821,639
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                          $    15,999,331   $    36,477,469   $     6,038,270
                                                                         ===============   ===============   ===============

                                                                                            FIDELITY VIP
                                                                          FIDELITY VIP       CONTRAFUND       FIDELITY VIP
                                                                           CONTRAFUND          SERVICE           GROWTH
                                                                          SERVICE CLASS        CLASS 2        SERVICE CLASS
                                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $   225,221,520   $    36,664,509   $    62,750,757
Changes From Operations:
 - Net investment income (loss)                                                 (272,304)          (65,957)         (478,564)
 - Net realized gain (loss) on investments                                    (1,794,592)          (46,611)       (1,373,851)
 - Net change in unrealized appreciation or depreciation on investments       (5,442,421)       (1,378,974)        1,310,680
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (7,509,317)       (1,491,542)         (541,735)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          8,805,020         6,997,039         2,599,339
 - Contract withdrawals & transfers to annuity reserves                      (20,689,988)       (3,488,819)       (5,859,663)
 - Contract transfers                                                         (6,320,863)         (922,063)       (1,415,071)
                                                                         ---------------   ---------------   ---------------
                                                                             (18,205,831)        2,586,157        (4,675,395)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                        (40,635)               --           141,148
 - Annuity Payments                                                             (204,905)               --           (35,866)
 - Receipt (reimbursement) of mortality guarantee adjustment                       3,548                --            (7,819)
                                                                         ---------------   ---------------   ---------------
                                                                                (241,992)               --            97,463
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (18,447,823)        2,586,157        (4,577,932)
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (25,957,140)        1,094,615        (5,119,667)
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                              199,264,380        37,759,124        57,631,090
Changes From Operations:
 - Net investment income (loss)                                                  425,305            75,052          (320,564)
 - Net realized gain (loss) on investments                                         4,848            81,763          (553,390)
 - Net change in unrealized appreciation or depreciation on investments       29,030,563         5,613,100         8,377,924
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               29,460,716         5,769,915         7,503,970
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          7,472,259         6,842,491         2,057,961
 - Contract withdrawals & transfers to annuity reserves                      (22,607,000)       (4,332,917)       (7,077,989)
 - Contract transfers                                                         (6,697,173)         (239,358)           23,532
                                                                         ---------------   ---------------   ---------------
                                                                             (21,831,914)        2,270,216        (4,996,496)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                        (55,911)               --            (3,409)
 - Annuity Payments                                                             (261,131)               --           (38,148)
 - Receipt (reimbursement) of mortality guarantee adjustment                       1,719                --             1,123
                                                                         ---------------   ---------------   ---------------
                                                                                (315,323)               --           (40,434)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (22,147,237)        2,270,216        (5,036,930)
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        7,313,479         8,040,131         2,467,040
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                          $   206,577,859   $    45,799,255   $    60,098,130
                                                                         ===============   ===============   ===============

                                                                                                                 FTVIPT
                                                                          FIDELITY VIP      FIDELITY VIP        FRANKLIN
                                                                             GROWTH            MID CAP           INCOME
                                                                             SERVICE           SERVICE         SECURITIES
                                                                             CLASS 2           CLASS 2           CLASS 2
                                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $     4,786,152   $     3,201,804   $     1,975,515
Changes From Operations:
 - Net investment income (loss)                                                  (46,538)          (35,336)           84,606
 - Net realized gain (loss) on investments                                        84,780            94,758             1,899
 - Net change in unrealized appreciation or depreciation on investments         (110,727)         (430,264)          (64,987)
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (72,485)         (370,842)           21,518
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          1,202,448           188,744            23,593
 - Contract withdrawals & transfers to annuity reserves                         (394,112)         (182,257)         (219,518)
 - Contract transfers                                                             45,262           (73,320)          107,788
                                                                         ---------------   ---------------   ---------------
                                                                                 853,598           (66,833)          (88,137)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --            20,052                --
 - Annuity Payments                                                                   --            (2,887)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --                 2                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --            17,167                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           853,598           (49,666)          (88,137)
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          781,113          (420,508)          (66,619)
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                5,567,265         2,781,296         1,908,896
Changes From Operations:
 - Net investment income (loss)                                                  (42,299)          (21,798)          103,891
 - Net realized gain (loss) on investments                                       119,094           282,613             4,031
 - Net change in unrealized appreciation or depreciation on investments          668,981            94,662           111,916
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  745,776           355,477           219,838
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          1,333,964            23,709             2,322
 - Contract withdrawals & transfers to annuity reserves                         (929,714)         (232,371)         (197,665)
 - Contract transfers                                                            245,148          (302,243)          366,759
                                                                         ---------------   ---------------   ---------------
                                                                                 649,398          (510,905)          171,416
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --                --                --
 - Annuity Payments                                                                   --            (3,948)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --               (21)               --
                                                                         ---------------   ---------------   ---------------
                                                                                      --            (3,969)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           649,398          (514,874)          171,416
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,395,174          (159,397)          391,254
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                          $     6,962,439   $     2,621,899   $     2,300,150
                                                                         ===============   ===============   ===============

                                                                            FTVIPT         FTVIPT
                                                                            MUTUAL        TEMPLETON                    INVESCO V.I.
                                                                            SHARES       GLOBAL BOND    INVESCO V.I.  INTERNATIONAL
                                                                          SECURITIES     SECURITIES     CORE EQUITY      GROWTH
                                                                            CLASS 2        CLASS 2       SERIES I       SERIES I
                                                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $   1,594,839  $   5,057,989  $      48,179  $      55,655
Changes From Operations:
 - Net investment income (loss)                                                 23,521        223,150           (136)            92
 - Net realized gain (loss) on investments                                      (1,554)       105,767            618            940
 - Net change in unrealized appreciation or depreciation on investments        (67,666)      (457,333)          (884)        (4,870)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (45,699)      (128,416)          (402)        (3,838)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          368,168         24,134             --             70
 - Contract withdrawals & transfers to annuity reserves                        (55,580)      (273,868)        (5,364)        (1,532)
 - Contract transfers                                                           57,949        453,949          9,896          3,794
                                                                         -------------  -------------  -------------  -------------
                                                                               370,537        204,215          4,532          2,332
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --            136
 - Annuity Payments                                                                 --             --             --           (136)
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         370,537        204,215          4,532          2,332
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        324,838         75,799          4,130         (1,506)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              1,919,677      5,133,788         52,309         54,149
Changes From Operations:
 - Net investment income (loss)                                                 17,038        279,615           (138)            11
 - Net realized gain (loss) on investments                                      17,349         84,967          4,899          1,283
 - Net change in unrealized appreciation or depreciation on investments        206,769        321,501          1,352          5,441
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                241,156        686,083          6,113          6,735
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            3,337         15,155             --             69
 - Contract withdrawals & transfers to annuity reserves                       (150,465)      (399,575)        (2,237)        (1,240)
 - Contract transfers                                                         (133,234)       (90,271)       (23,162)        (6,743)
                                                                         -------------  -------------  -------------  -------------
                                                                              (280,362)      (474,691)       (25,399)        (7,914)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (280,362)      (474,691)       (25,399)        (7,914)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (39,206)       211,392        (19,286)        (1,179)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $   1,880,471  $   5,345,180  $      33,023  $      52,970
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                                                   LVIP
                                                                            JANUS ASPEN                          BLACKROCK
                                                                              SERIES          LVIP BARON          EQUITY
                                                                             WORLDWIDE          GROWTH         DIVIDEND RPM
                                                                           INSTITUTIONAL     OPPORTUNITIES       STANDARD
                                                                               CLASS         SERVICE CLASS        CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                                $       187,915   $   145,271,885   $   336,944,711
Changes From Operations:
 - Net investment income (loss)                                                      (195)       (1,474,425)         (247,194)
 - Net realized gain (loss) on investments                                          2,073         4,598,568        (5,783,629)
 - Net change in unrealized appreciation or depreciation on investments           (26,810)        1,091,861        (4,254,997)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (24,932)        4,216,004       (10,285,820)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              23,651         8,476,239         9,515,391
 - Contract withdrawals & transfers to annuity reserves                            (3,296)      (13,466,475)      (31,801,768)
 - Contract transfers                                                             (13,868)       (4,940,691)      (14,336,797)
                                                                          ---------------   ---------------   ---------------
                                                                                    6,487        (9,930,927)      (36,623,174)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --             1,567            34,078
 - Annuity Payments                                                                (2,886)          (49,475)         (347,468)
 - Receipt (reimbursement) of mortality guarantee adjustment                          504             1,522           (26,133)
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,382)          (46,386)         (339,523)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS              4,105        (9,977,313)      (36,962,697)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (20,827)       (5,761,309)      (47,248,517)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                   167,088       139,510,576       289,696,194
Changes From Operations:
 - Net investment income (loss)                                                       405           207,206        (1,107,211)
 - Net realized gain (loss) on investments                                          1,925        12,964,689        (2,987,301)
 - Net change in unrealized appreciation or depreciation on investments            30,793         9,617,956        48,382,869
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    33,123        22,789,851        44,288,357
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              24,611         7,477,253         7,801,885
 - Contract withdrawals & transfers to annuity reserves                            (2,410)      (16,048,507)      (34,405,457)
 - Contract transfers                                                                  --        (7,607,307)      (11,701,703)
                                                                          ---------------   ---------------   ---------------
                                                                                   22,201       (16,178,561)      (38,305,275)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                              --           (12,337)          (64,084)
 - Annuity Payments                                                                (2,683)          (44,131)         (307,345)
 - Receipt (reimbursement) of mortality guarantee adjustment                          563              (332)          (39,517)
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,120)          (56,800)         (410,946)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             20,081       (16,235,361)      (38,716,221)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            53,204         6,554,490         5,572,136
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $       220,292   $   146,065,066   $   295,268,330
                                                                          ===============   ===============   ===============

                                                                                                LVIP              LVIP
                                                                              LVIP            BLACKROCK         BLACKROCK
                                                                            BLACKROCK         INFLATION         INFLATION
                                                                             EQUITY           PROTECTED         PROTECTED
                                                                          DIVIDEND RPM          BOND              BOND
                                                                          SERVICE CLASS    STANDARD CLASS     SERVICE CLASS
                                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $     6,230,585   $            --   $            --
Changes From Operations:
 - Net investment income (loss)                                                  (16,279)               --                --
 - Net realized gain (loss) on investments                                       (38,648)               --                --
 - Net change in unrealized appreciation or depreciation on investments         (174,063)               --                --
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (228,990)               --                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            882,113                --                --
 - Contract withdrawals & transfers to annuity reserves                         (582,334)               --                --
 - Contract transfers                                                           (204,498)               --                --
                                                                         ---------------   ---------------   ---------------
                                                                                  95,281                --                --
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --                --                --
 - Annuity Payments                                                                   --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --                --                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --                --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            95,281                --                --
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (133,709)               --                --
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                6,096,876                --                --
Changes From Operations:
 - Net investment income (loss)                                                  (40,055)           (4,819)             (453)
 - Net realized gain (loss) on investments                                         3,825            16,070             1,300
 - Net change in unrealized appreciation or depreciation on investments          997,043            (2,317)           (1,152)
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  960,813             8,934              (305)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            906,815            53,448            30,330
 - Contract withdrawals & transfers to annuity reserves                         (698,145)          (22,915)          (41,873)
 - Contract transfers                                                            (26,658)        1,367,991           230,228
                                                                         ---------------   ---------------   ---------------
                                                                                 182,012         1,398,524           218,685
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --                --                --
 - Annuity Payments                                                                   --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --                --                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --                --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           182,012         1,398,524           218,685
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,142,825         1,407,458           218,380
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                          $     7,239,701   $     1,407,458   $       218,380
                                                                         ===============   ===============   ===============

                                                                                                LVIP              LVIP
                                                                          LVIP CAPITAL     CLARION GLOBAL    CLARION GLOBAL
                                                                             GROWTH          REAL ESTATE       REAL ESTATE
                                                                          SERVICE CLASS    STANDARD CLASS     SERVICE CLASS
                                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $        11,208   $     8,017,360   $     2,956,711
Changes From Operations:
 - Net investment income (loss)                                                     (117)          (81,262)          (33,971)
 - Net realized gain (loss) on investments                                            38            86,271            48,155
 - Net change in unrealized appreciation or depreciation on investments           (1,245)         (830,376)         (346,420)
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (1,324)         (825,367)         (332,236)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                 --           412,510           603,931
 - Contract withdrawals & transfers to annuity reserves                             (252)       (1,010,426)         (228,026)
 - Contract transfers                                                              2,000           937,101            64,939
                                                                         ---------------   ---------------   ---------------
                                                                                   1,748           339,185           440,844
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --             4,504                --
 - Annuity Payments                                                                   --           (10,109)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --               498                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --            (5,107)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             1,748           334,078           440,844
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              424          (491,289)          108,608
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                   11,632         7,526,071         3,065,319
Changes From Operations:
 - Net investment income (loss)                                                     (701)          (90,975)          (38,368)
 - Net realized gain (loss) on investments                                        (4,075)          163,373            61,660
 - Net change in unrealized appreciation or depreciation on investments            1,557         1,773,897           704,978
                                                                         ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (3,219)        1,846,295           728,270
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              5,975           394,768           584,363
 - Contract withdrawals & transfers to annuity reserves                           (3,330)         (933,031)         (284,761)
 - Contract transfers                                                             30,318         1,690,569            34,822
                                                                         ---------------   ---------------   ---------------
                                                                                  32,963         1,152,306           334,424
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --             3,935                --
 - Annuity Payments                                                                   --           (10,177)               --
 - Receipt (reimbursement) of mortality guarantee adjustment                          --               189                --
                                                                         ---------------   ---------------   ---------------
                                                                                      --            (6,053)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            32,963         1,146,253           334,424
                                                                         ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           29,744         2,992,548         1,062,694
                                                                         ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                          $        41,376   $    10,518,619   $     4,128,013
                                                                         ===============   ===============   ===============

                                                                            LVIP                                          LVIP
                                                                          COLUMBIA         LVIP            LVIP         DELAWARE
                                                                        SMALL-MID CAP    DELAWARE        DELAWARE      DIVERSIFIED
                                                                         GROWTH RPM        BOND            BOND       FLOATING RATE
                                                                        SERVICE CLASS  STANDARD CLASS  SERVICE CLASS  SERVICE CLASS
                                                                         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $     303,885  $  348,818,183  $  22,134,772  $          --
Changes From Operations:
 - Net investment income (loss)                                                (3,945)      7,811,857        527,449          6,730
 - Net realized gain (loss) on investments                                     24,571      12,134,028        651,026           (112)
 - Net change in unrealized appreciation or depreciation on investments       (40,642)      1,443,386        235,603        (13,466)
                                                                        -------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (20,016)     21,389,271      1,414,078         (6,848)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          12,041      10,526,029      4,479,446         61,297
 - Contract withdrawals & transfers to annuity reserves                       (20,788)    (33,507,624)    (2,216,793)        (9,025)
 - Contract transfers                                                          16,005     (11,956,295)        56,107        529,187
                                                                        -------------  --------------  -------------  -------------
                                                                                7,258     (34,937,890)     2,318,760        581,459
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --         (91,624)            --             --
 - Annuity Payments                                                                --        (736,329)            --         17,883
 - Receipt (reimbursement) of mortality guarantee adjustment                       --         (59,667)            --         (1,230)
                                                                        -------------  --------------  -------------  -------------
                                                                                   --        (887,620)            --         16,653
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          7,258     (35,825,510)     2,318,760        598,112
                                                                        -------------  --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (12,758)    (14,436,239)     3,732,838        591,264
                                                                        -------------  --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                               291,127     334,381,944     25,867,610        591,264
Changes From Operations:
 - Net investment income (loss)                                                (3,295)      3,158,987        192,938          4,757
 - Net realized gain (loss) on investments                                     (2,012)     11,606,728        797,155           (409)
 - Net change in unrealized appreciation or depreciation on investments        17,374       3,089,858        366,668         20,332
                                                                        -------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                12,067      17,855,573      1,356,761         24,680
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           2,455       8,578,411      4,459,313         79,012
 - Contract withdrawals & transfers to annuity reserves                       (26,916)    (34,890,119)    (3,592,178)       (75,843)
 - Contract transfers                                                           1,807      (5,013,438)        53,239        612,514
                                                                        -------------  --------------  -------------  -------------
                                                                              (22,654)    (31,325,146)       920,374        615,683
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --         (15,321)            --         10,358
 - Annuity Payments                                                                --        (700,068)            --         38,046
 - Receipt (reimbursement) of mortality guarantee adjustment                       --         (53,968)            --            190
                                                                        -------------  --------------  -------------  -------------
                                                                                   --        (769,357)            --         48,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (22,654)    (32,094,503)       920,374        664,277
                                                                        -------------  --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (10,587)    (14,238,930)     2,277,135        688,957
                                                                        -------------  --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $     280,540  $  320,143,014  $  28,144,745  $   1,280,221
                                                                        =============  ==============  =============  =============

See accompanying notes.

                                                                             LVIP           LVIP            LVIP
                                                                           DELAWARE       DELAWARE        DELAWARE
                                                                          FOUNDATION     FOUNDATION      FOUNDATION
                                                                          AGGRESSIVE     AGGRESSIVE     CONSERVATIVE
                                                                          ALLOCATION     ALLOCATION      ALLOCATION
                                                                        STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $  141,737,955  $   2,924,667  $  289,557,453
Changes From Operations:
 - Net investment income (loss)                                              1,389,669         31,346      14,795,848
 - Net realized gain (loss) on investments                                    (333,651)         4,482        (816,777)
 - Net change in unrealized appreciation or depreciation on investments     (4,703,283)      (148,548)    (10,249,422)
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (3,647,265)      (112,720)      3,729,649
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,862,305        759,746       5,068,204
 - Contract withdrawals & transfers to annuity reserves                    (14,359,386)      (241,682)    (28,425,294)
 - Contract transfers                                                       (5,516,092)      (118,224)     (8,611,526)
                                                                        --------------  -------------  --------------
                                                                           (17,013,173)       399,840     (31,968,616)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                       11,879             --          30,337
 - Annuity Payments                                                           (129,028)            --        (313,247)
 - Receipt (reimbursement) of mortality guarantee adjustment                   (43,953)            --         (16,503)
                                                                        --------------  -------------  --------------
                                                                              (161,102)            --        (299,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (17,174,275)       399,840     (32,268,029)
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (20,821,540)       287,120     (28,538,380)
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                            120,916,415      3,211,787     261,019,073
Changes From Operations:
 - Net investment income (loss)                                                883,942         23,417       3,622,046
 - Net realized gain (loss) on investments                                      12,817         14,244        (671,930)
 - Net change in unrealized appreciation or depreciation on investments     13,075,415        368,013      20,851,344
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             13,972,174        405,674      23,801,460
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,446,295      1,048,404       4,102,379
 - Contract withdrawals & transfers to annuity reserves                    (13,098,931)      (352,413)    (24,855,611)
 - Contract transfers                                                       (4,996,631)      (160,849)     (7,092,745)
                                                                        --------------  -------------  --------------
                                                                           (15,649,267)       535,142     (27,845,977)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                       (8,075)            --          (2,173)
 - Annuity Payments                                                           (103,675)            --        (230,694)
 - Receipt (reimbursement) of mortality guarantee adjustment                    13,311             --         (57,909)
                                                                        --------------  -------------  --------------
                                                                               (98,439)            --        (290,776)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (15,747,706)       535,142     (28,136,753)
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (1,775,532)       940,816      (4,335,293)
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $  119,140,883  $   4,152,603  $  256,683,780
                                                                        ==============  =============  ==============

                                                                            LVIP            LVIP           LVIP
                                                                          DELAWARE        DELAWARE       DELAWARE
                                                                         FOUNDATION      FOUNDATION     FOUNDATION
                                                                        CONSERVATIVE      MODERATE       MODERATE
                                                                         ALLOCATION      ALLOCATION     ALLOCATION
                                                                        SERVICE CLASS  STANDARD CLASS  SERVICE CLASS
                                                                         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $   4,368,681  $    1,193,855  $     372,699
Changes From Operations:
 - Net investment income (loss)                                               247,110          43,323         14,250
 - Net realized gain (loss) on investments                                     (3,829)          6,178            551
 - Net change in unrealized appreciation or depreciation on investments      (199,700)       (113,314)       (27,198)
                                                                        -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                43,581         (63,813)       (12,397)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         838,203         191,152        618,582
 - Contract withdrawals & transfers to annuity reserves                      (478,392)       (295,043)       (45,384)
 - Contract transfers                                                        (172,158)      1,561,712        113,714
                                                                        -------------  --------------  -------------
                                                                              187,653       1,457,821        686,912
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --              --             --
 - Annuity Payments                                                                --            (627)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --            (278)            --
                                                                        -------------  --------------  -------------
                                                                                   --            (905)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        187,653       1,456,916        686,912
                                                                        -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       231,234       1,393,103        674,515
                                                                        -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             4,599,915       2,586,958      1,047,214
Changes From Operations:
 - Net investment income (loss)                                                67,312          48,874         29,485
 - Net realized gain (loss) on investments                                     (4,018)         21,215          6,788
 - Net change in unrealized appreciation or depreciation on investments       380,238         221,948        116,494
                                                                        -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               443,532         292,037        152,767
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         950,049         122,107      1,589,024
 - Contract withdrawals & transfers to annuity reserves                      (559,389)       (287,906)      (204,055)
 - Contract transfers                                                           8,208         784,031         79,626
                                                                        -------------  --------------  -------------
                                                                              398,868         618,232      1,464,595
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --              --             --
 - Annuity Payments                                                                --          23,487             --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --             232             --
                                                                        -------------  --------------  -------------
                                                                                   --          23,719             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        398,868         641,951      1,464,595
                                                                        -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       842,400         933,988      1,617,362
                                                                        -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $   5,442,315  $    3,520,946  $   2,664,576
                                                                        =============  ==============  =============

                                                                             LVIP           LVIP            LVIP
                                                                           DELAWARE       DELAWARE        DELAWARE
                                                                          GROWTH AND     GROWTH AND        SOCIAL
                                                                            INCOME         INCOME         AWARENESS
                                                                        STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $1,006,268,897  $   3,715,040  $  535,442,674
Changes From Operations:
 - Net investment income (loss)                                                138,866         (9,366)     (1,379,566)
 - Net realized gain (loss) on investments                                  (1,930,789)         1,395       4,231,932
 - Net change in unrealized appreciation or depreciation on investments      5,245,741           (767)     (3,425,175)
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              3,453,818         (8,738)       (572,809)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       19,119,924        742,675      12,042,929
 - Contract withdrawals & transfers to annuity reserves                    (94,558,340)      (391,784)    (48,359,131)
 - Contract transfers                                                      (37,510,925)        68,720     (23,861,575)
                                                                        --------------  -------------  --------------
                                                                          (112,949,341)       419,611     (60,177,777)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                     (303,181)            --         (18,263)
 - Annuity Payments                                                         (2,533,203)            --        (237,469)
 - Receipt (reimbursement) of mortality guarantee adjustment                  (334,651)            --          (1,751)
                                                                        --------------  -------------  --------------
                                                                            (3,171,035)            --        (257,483)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (116,120,376)       419,611     (60,435,260)
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (112,666,558)       410,873     (61,008,069)
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                            893,602,339      4,125,913     474,434,605
Changes From Operations:
 - Net investment income (loss)                                                549,299         (9,964)     (1,271,361)
 - Net realized gain (loss) on investments                                   8,868,535         34,644      40,334,215
 - Net change in unrealized appreciation or depreciation on investments    113,553,512        553,440      25,661,772
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            122,971,346        578,120      64,724,626
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       15,556,527        710,946       9,752,795
 - Contract withdrawals & transfers to annuity reserves                    (93,932,477)      (519,785)    (51,933,209)
 - Contract transfers                                                      (30,947,516)        85,579     (18,814,543)
                                                                        --------------  -------------  --------------
                                                                          (109,323,466)       276,740     (60,994,957)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                       22,186             --          (6,266)
 - Annuity Payments                                                         (2,537,815)            --        (220,640)
 - Receipt (reimbursement) of mortality guarantee adjustment                   195,188             --         (26,789)
                                                                        --------------  -------------  --------------
                                                                            (2,320,441)            --        (253,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (111,643,907)       276,740     (61,248,652)
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     11,327,439        854,860       3,475,974
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $  904,929,778  $   4,980,773  $  477,910,579
                                                                        ==============  =============  ==============

                                                                      LVIP             LVIP            LVIP
                                                                     DELAWARE        DELAWARE        DELAWARE
                                                                      SOCIAL         SPECIAL         SPECIAL       LVIP GLOBAL
                                                                    AWARENESS     OPPORTUNITIES   OPPORTUNITIES      INCOME
                                                                  SERVICE CLASS   STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                   SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                         $   9,816,714  $  484,158,705  $  20,965,162  $    5,439,009
Changes From Operations:
 - Net investment income (loss)                                          (57,791)     (3,184,037)      (215,239)        284,493
 - Net realized gain (loss) on investments                                18,628      48,901,229      1,807,920          41,104
 - Net change in unrealized appreciation or depreciation on
     investments                                                         (45,325)    (72,731,939)    (3,023,516)       (437,580)
                                                                   -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (84,488)    (27,014,747)    (1,430,835)       (111,983)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                  1,778,924      11,432,747      3,486,212         369,895
 - Contract withdrawals & transfers to annuity reserves                 (757,781)    (42,902,661)    (1,825,787)     (1,092,401)
 - Contract transfers                                                   (340,350)    (21,947,768)      (353,357)      3,394,768
                                                                   -------------  --------------  -------------  --------------
                                                                         680,793     (53,417,682)     1,307,068       2,672,262
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                     --          22,419             --          47,210
 - Annuity Payments                                                           --        (331,738)            --          (8,425)
 - Receipt (reimbursement) of mortality guarantee adjustment                  --          (5,110)            --           1,134
                                                                   -------------  --------------  -------------  --------------
                                                                              --        (314,429)            --          39,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS                                                           680,793     (53,732,111)     1,307,068       2,712,181
                                                                   -------------  --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  596,305     (80,746,858)      (123,767)      2,600,198
                                                                   -------------  --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                       10,413,019     403,411,847     20,841,395       8,039,207
Changes From Operations:
 - Net investment income (loss)                                          (67,797)       (977,493)      (129,074)         79,780
 - Net realized gain (loss) on investments                               896,928      56,159,159      2,639,321          21,090
 - Net change in unrealized appreciation or depreciation on
     investments                                                         628,515      (1,596,197)       287,605         427,288
                                                                   -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        1,457,646      53,585,469      2,797,852         528,158
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                  1,933,838       7,922,598      3,141,950         377,782
 - Contract withdrawals & transfers to annuity reserves               (1,224,127)    (44,586,656)    (2,432,376)       (910,102)
 - Contract transfers                                                   (109,572)    (18,776,029)      (774,769)        609,633
                                                                   -------------  --------------  -------------  --------------
                                                                         600,139     (55,440,087)       (65,195)         77,313
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                     --           8,610             --              --
 - Annuity Payments                                                           --        (312,227)            --          (8,677)
 - Receipt (reimbursement) of mortality guarantee adjustment                  --         (15,200)            --           1,322
                                                                   -------------  --------------  -------------  --------------
                                                                              --        (318,817)            --          (7,355)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS                                                           600,139     (55,758,904)       (65,195)         69,958
                                                                   -------------  --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                2,057,785      (2,173,435)     2,732,657         598,116
                                                                   -------------  --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                    $  12,470,804  $  401,238,412  $  23,574,052  $    8,637,323
                                                                   =============  ==============  =============  ==============

See accompanying notes.

                                                                                            LVIP
                                                                                          JPMORGAN       LVIP MFS
                                                                          LVIP GLOBAL      MID CAP     INTERNATIONAL
                                                                            INCOME        VALUE RPM       GROWTH
                                                                         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $   2,175,402  $     181,071  $     461,939
Changes From Operations:
 - Net investment income (loss)                                                 90,617         (2,438)         8,939
 - Net realized gain (loss) on investments                                      39,489          4,481          3,775
 - Net change in unrealized appreciation or depreciation on investments       (150,296)        (8,722)       (76,769)
                                                                         -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (20,190)        (6,679)       (64,055)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          953,224             --         19,332
 - Contract withdrawals & transfers to annuity reserves                       (521,584)        (2,613)       (36,030)
 - Contract transfers                                                          514,285         29,027        108,137
                                                                         -------------  -------------  -------------
                                                                               945,925         26,414         91,439
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --
 - Annuity Payments                                                                 --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --             --
                                                                         -------------  -------------  -------------
                                                                                    --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         945,925         26,414         91,439
                                                                         -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        925,735         19,735         27,384
                                                                         -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              3,101,137        200,806        489,323
Changes From Operations:
 - Net investment income (loss)                                                 24,027         (2,197)        (3,047)
 - Net realized gain (loss) on investments                                       7,819          6,062          8,376
 - Net change in unrealized appreciation or depreciation on investments        167,868         20,393         77,203
                                                                         -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                199,714         24,258         82,532
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          547,127             --             --
 - Contract withdrawals & transfers to annuity reserves                       (276,861)       (11,362)       (88,876)
 - Contract transfers                                                          297,979         (1,378)        (8,142)
                                                                         -------------  -------------  -------------
                                                                               568,245        (12,740)       (97,018)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --
 - Annuity Payments                                                                 --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --             --
                                                                         -------------  -------------  -------------
                                                                                    --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         568,245        (12,740)       (97,018)
                                                                         -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        767,959         11,518        (14,486)
                                                                         -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $   3,869,096  $     212,324  $     474,837
                                                                         =============  =============  =============

                                                                                                            LVIP
                                                                                            LVIP          MONDRIAN
                                                                           LVIP MFS        MID-CAP      INTERNATIONAL
                                                                             VALUE          VALUE           VALUE
                                                                         SERVICE CLASS  SERVICE CLASS  STANDARD CLASS
                                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $   1,852,632  $     250,424  $  282,661,794
Changes From Operations:
 - Net investment income (loss)                                                  2,578         (2,979)      5,296,725
 - Net realized gain (loss) on investments                                      16,929          5,273       3,700,770
 - Net change in unrealized appreciation or depreciation on investments        (47,303)       (29,819)    (21,761,830)
                                                                         -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (27,796)       (27,525)    (12,764,335)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          146,290         10,720       8,194,326
 - Contract withdrawals & transfers to annuity reserves                        (39,770)        (7,093)    (25,449,073)
 - Contract transfers                                                           36,652         46,663     (13,820,540)
                                                                         -------------  -------------  --------------
                                                                               143,172         50,290     (31,075,287)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --          56,150
 - Annuity Payments                                                                 --             --        (118,703)
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --          (1,523)
                                                                         -------------  -------------  --------------
                                                                                    --             --         (64,076)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         143,172         50,290     (31,139,363)
                                                                         -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        115,376         22,765     (43,903,698)
                                                                         -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                              1,968,008        273,189     238,758,096
Changes From Operations:
 - Net investment income (loss)                                                 (3,207)        (3,019)      4,201,237
 - Net realized gain (loss) on investments                                      78,372          8,252       1,550,314
 - Net change in unrealized appreciation or depreciation on investments        202,657         54,150      13,081,853
                                                                         -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                277,822         59,383      18,833,404
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            7,822            713       6,438,686
 - Contract withdrawals & transfers to annuity reserves                        (96,779)       (18,608)    (24,610,319)
 - Contract transfers                                                         (199,070)       (13,016)    (10,690,414)
                                                                         -------------  -------------  --------------
                                                                              (288,027)       (30,911)    (28,862,047)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --          36,158
 - Annuity Payments                                                                 --             --        (113,873)
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --          (2,691)
                                                                         -------------  -------------  --------------
                                                                                    --             --         (80,406)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (288,027)       (30,911)    (28,942,453)
                                                                         -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (10,205)        28,472     (10,109,049)
                                                                         -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                          $   1,957,803  $     301,661  $  228,649,047
                                                                         =============  =============  ==============

                                                                             LVIP
                                                                           MONDRIAN
                                                                         INTERNATIONAL    LVIP MONEY     LVIP MONEY
                                                                             VALUE          MARKET         MARKET
                                                                         SERVICE CLASS  STANDARD CLASS  SERVICE CLASS
                                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                               $  13,609,629  $   88,408,556  $   6,793,544
Changes From Operations:
 - Net investment income (loss)                                                272,796        (789,203)       (68,217)
 - Net realized gain (loss) on investments                                    (120,212)             89              8
 - Net change in unrealized appreciation or depreciation on investments       (936,546)            (13)            --
                                                                         -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (783,962)       (789,127)       (68,209)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,418,186       3,527,204      1,828,938
 - Contract withdrawals & transfers to annuity reserves                     (1,131,540)    (17,766,928)      (920,727)
 - Contract transfers                                                         (496,643)      1,736,916       (170,108)
                                                                         -------------  --------------  -------------
                                                                               790,003     (12,502,808)       738,103
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --        (297,199)            --
 - Annuity Payments                                                                 --         (67,381)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --           2,267             --
                                                                         -------------  --------------  -------------
                                                                                    --        (362,313)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         790,003     (12,865,121)       738,103
                                                                         -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          6,041     (13,654,248)       669,894
                                                                         -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             13,615,670      74,754,308      7,463,438
Changes From Operations:
 - Net investment income (loss)                                                245,001        (653,587)       (71,260)
 - Net realized gain (loss) on investments                                    (189,055)            286             33
 - Net change in unrealized appreciation or depreciation on investments      1,098,091              --             --
                                                                         -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              1,154,037        (653,301)       (71,227)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,281,197       2,299,674      1,696,458
 - Contract withdrawals & transfers to annuity reserves                     (1,504,821)    (14,320,264)    (1,581,470)
 - Contract transfers                                                         (454,335)       (405,906)      (252,679)
                                                                         -------------  --------------  -------------
                                                                               322,041     (12,426,496)      (137,691)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --          (6,756)            --
 - Annuity Payments                                                                 --         (38,965)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --           1,466             --
                                                                         -------------  --------------  -------------
                                                                                    --         (44,255)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         322,041     (12,470,751)      (137,691)
                                                                         -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,476,078     (13,124,052)      (208,918)
                                                                         -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  15,091,748  $   61,630,256  $   7,254,520
                                                                         =============  ==============  =============

                                                                     LVIP            LVIP           LVIP             LVIP
                                                                   PROTECTED       PROTECTED      PROTECTED        PROTECTED
                                                                  PROFILE 2010    PROFILE 2010   PROFILE 2020     PROFILE 2020
                                                                 TANDARD CLASS   SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                       $    4,683,268  $   1,407,072  $   10,688,321   $   5,781,576
Changes From Operations:
 - Net investment income (loss)                                         (10,287)        (3,668)        (28,662)        (13,428)
 - Net realized gain (loss) on investments                              173,512         51,569         282,198         102,102
 - Net change in unrealized appreciation or depreciation on
    investments                                                        (164,892)       (50,283)       (317,811)       (175,658)
                                                                 --------------  -------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (1,667)        (2,382)        (64,275)        (86,984)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                   171,493        407,813         623,229       1,876,199
 - Contract withdrawals & transfers to annuity reserves              (1,188,558)      (431,085)     (1,082,223)       (991,849)
 - Contract transfers                                                   504,982          2,885         638,374         204,174
                                                                 --------------  -------------  --------------   -------------
                                                                       (512,083)       (20,387)        179,380       1,088,524
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                    --             --              --              --
 - Annuity Payments                                                          --             --              --              --
 - Receipt (reimbursement) of mortality guarantee adjustment                 --             --              --              --
                                                                 --------------  -------------  --------------   -------------
                                                                             --             --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                          (512,083)       (20,387)        179,380       1,088,524
                                                                 --------------  -------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (513,750)       (22,769)        115,105       1,001,540
                                                                 --------------  -------------  --------------   -------------
NET ASSETS AT DECEMBER 31, 2011                                       4,169,518      1,384,303      10,803,426       6,783,116
Changes From Operations:
 - Net investment income (loss)                                          44,619         12,178         119,773          55,018
 - Net realized gain (loss) on investments                              152,178         38,036         292,719          72,765
 - Net change in unrealized appreciation or depreciation on
     investments                                                         74,004         52,511         396,142         394,738
                                                                 --------------  -------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         270,801        102,725         808,634         522,521
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                   121,803        404,756         651,416       2,393,777
 - Contract withdrawals & transfers to annuity reserves              (1,206,205)      (249,805)     (1,723,829)       (824,674)
 - Contract transfers                                                   529,748        (74,217)        636,745         151,812
                                                                 --------------  -------------  --------------   ------------
                                                                       (554,654)        80,734        (435,668)      1,720,915
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                    --             --              --              --
 - Annuity Payments                                                          --             --              --              --
 - Receipt (reimbursement) of mortality guarantee adjustment                 --             --              --              --
                                                                 --------------  -------------  --------------  --------------
                                                                             --             --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                          (554,654)        80,734        (435,668)      1,720,915
                                                                 --------------  -------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (283,853)       183,459         372,966       2,243,436
                                                                 --------------  -------------  --------------   -------------
NET ASSETS AT DECEMBER 31, 2012                                  $    3,885,665  $   1,567,762  $   11,176,392    $  9,026,552
                                                                 ==============  =============  ==============   =============

See accompanying notes.

                                                                             LVIP           LVIP            LVIP
                                                                           PROTECTED      PROTECTED       PROTECTED
                                                                         PROFILE 2030   PROFILE 2030    PROFILE 2040
                                                                        STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $    4,607,851  $   5,163,661  $    1,821,248
Changes From Operations:
 - Net investment income (loss)                                                (17,076)       (18,698)         (7,414)
 - Net realized gain (loss) on investments                                     123,221         52,775          39,343
 - Net change in unrealized appreciation or depreciation on investments       (205,536)      (179,284)        (92,136)
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (99,391)      (145,207)        (60,207)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          423,802      2,454,723         203,373
 - Contract withdrawals & transfers to annuity reserves                       (800,908)      (652,709)       (186,984)
 - Contract transfers                                                        1,272,631        214,811         179,298
                                                                        --------------  -------------  --------------
                                                                               895,525      2,016,825         195,687
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --              --
 - Annuity Payments                                                                 --             --              --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --              --
                                                                        --------------  -------------  --------------
                                                                                    --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         895,525      2,016,825         195,687
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        796,134      1,871,618         135,480
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                              5,403,985      7,035,279       1,956,728
Changes From Operations:
 - Net investment income (loss)                                                 51,584         40,460          14,242
 - Net realized gain (loss) on investments                                      84,762         38,736          28,010
 - Net change in unrealized appreciation or depreciation on investments        250,006        452,956          76,910
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                386,352        532,152         119,162
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          551,874      3,042,307         180,168
 - Contract withdrawals & transfers to annuity reserves                       (589,880)      (769,305)       (288,170)
 - Contract transfers                                                          417,687        115,255         154,761
                                                                        --------------  -------------  --------------
                                                                               379,681      2,388,257          46,759
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --              --
 - Annuity Payments                                                                 --             --              --
 - Receipt (reimbursement) of mortality guarantee adjustment                        --             --              --
                                                                        --------------  -------------  --------------
                                                                                    --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         379,681      2,388,257          46,759
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        766,033      2,920,409         165,921
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $    6,170,018  $   9,955,688  $    2,122,649
                                                                        ==============  =============  ==============

                                                                            LVIP            LVIP           LVIP
                                                                          PROTECTED       PROTECTED      PROTECTED
                                                                        PROFILE 2040    PROFILE 2050   PROFILE 2050
                                                                        SERVICE CLASS  STANDARD CLASS  SERVICE CLASS
                                                                         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $   5,184,087  $           --  $          --
Changes From Operations:
 - Net investment income (loss)                                               (22,832)           (118)           (82)
 - Net realized gain (loss) on investments                                     34,577             (74)            27
 - Net change in unrealized appreciation or depreciation on investments      (218,421)         (1,618)          (226)
                                                                        -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (206,676)         (1,810)          (281)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       2,563,353             119         33,184
 - Contract withdrawals & transfers to annuity reserves                      (685,116)         (1,010)        (1,725)
 - Contract transfers                                                          (5,970)         27,375          5,159
                                                                        -------------  --------------  -------------
                                                                            1,872,267          26,484         36,618
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --              --             --
 - Annuity Payments                                                                --              --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --              --             --
                                                                        -------------  --------------  -------------
                                                                                   --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      1,872,267          26,484         36,618
                                                                        -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,665,591          24,674         36,337
                                                                        -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             6,849,678          24,674         36,337
Changes From Operations:
 - Net investment income (loss)                                                25,975             360            533
 - Net realized gain (loss) on investments                                     56,655            (109)           339
 - Net change in unrealized appreciation or depreciation on investments       365,138           3,228         11,844
                                                                        -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               447,768           3,479         12,716
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       3,110,881          10,729        374,396
 - Contract withdrawals & transfers to annuity reserves                      (977,257)         (9,227)       (49,394)
 - Contract transfers                                                         (58,446)         76,403         42,604
                                                                        -------------  --------------  -------------
                                                                            2,075,178          77,905        367,606
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --              --             --
 - Annuity Payments                                                                --              --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --              --             --
                                                                        -------------  --------------  -------------
                                                                                   --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      2,075,178          77,905        367,606
                                                                        -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,522,946          81,384        380,322
                                                                        -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $   9,372,624  $      106,058  $     416,659
                                                                        =============  ==============  =============

                                                                             LVIP           LVIP            LVIP
                                                                           PROTECTED      PROTECTED       PROTECTED
                                                                            PROFILE        PROFILE         PROFILE
                                                                         CONSERVATIVE   CONSERVATIVE       GROWTH
                                                                        STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $   26,119,429  $  15,524,092  $   31,213,441
Changes From Operations:
 - Net investment income (loss)                                                239,569        111,755         285,889
 - Net realized gain (loss) on investments                                     403,199        232,541          76,398
 - Net change in unrealized appreciation or depreciation on investments         12,177         20,873        (640,539)
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                654,945        365,169        (278,252)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          952,013      3,349,901       2,166,254
 - Contract withdrawals & transfers to annuity reserves                     (3,152,260)    (2,587,397)     (3,214,115)
 - Contract transfers                                                         (200,595)      (209,705)       (586,188)
                                                                        --------------  -------------  --------------
                                                                            (2,400,842)       552,799      (1,634,049)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --              --
 - Annuity Payments                                                             (7,725)        (2,373)         (1,714)
 - Receipt (reimbursement) of mortality guarantee adjustment                       283             34              84
                                                                        --------------  -------------  --------------
                                                                                (7,442)        (2,339)         (1,630)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (2,408,284)       550,460      (1,635,679)
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (1,753,339)       915,629      (1,913,931)
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                             24,366,090     16,439,721      29,299,510
Changes From Operations:
 - Net investment income (loss)                                                673,807        457,959         437,199
 - Net realized gain (loss) on investments                                     702,924        350,138         154,274
 - Net change in unrealized appreciation or depreciation on investments        638,269        550,916       1,649,723
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,015,000      1,359,013       2,241,196
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          762,239      2,740,541       1,765,474
 - Contract withdrawals & transfers to annuity reserves                     (3,631,510)    (3,164,270)     (3,221,336)
 - Contract transfers                                                         (106,100)       765,645      (2,478,925)
                                                                        --------------  -------------  --------------
                                                                            (2,975,371)       341,916      (3,934,787)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --              --
 - Annuity Payments                                                             (8,025)        (2,382)         (1,668)
 - Receipt (reimbursement) of mortality guarantee adjustment                       383            (22)             99
                                                                        --------------  -------------  --------------
                                                                                (7,642)        (2,404)         (1,569)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (2,983,013)       339,512      (3,936,356)
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (968,013)     1,698,525      (1,695,160)
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $   23,398,077  $  18,138,246  $   27,604,350
                                                                        ==============  =============  ==============

                                                                       LVIP            LVIP            LVIP
                                                                    PROTECTED       PROTECTED       PROTECTED
                                                                     PROFILE         PROFILE         PROFILE       LVIP SSgA
                                                                      GROWTH         MODERATE        MODERATE      BOND INDEX
                                                                  SERVICE CLASS   STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                        $   35,090,296  $   45,794,257  $  39,803,203  $    4,325,700
Changes From Operations:
 - Net investment income (loss)                                          247,706         319,245        190,186         173,261
 - Net realized gain (loss) on investments                               167,543         462,433        348,508          39,285
 - Net change in unrealized appreciation or depreciation on
     investments                                                        (877,230)       (703,679)      (615,120)        119,472
                                                                  --------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         (461,981)         77,999        (76,426)        332,018
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                  6,541,515       1,951,043      7,321,401         193,537
 - Contract withdrawals & transfers to annuity reserves               (4,471,727)     (5,149,409)    (5,313,336)       (887,483)
 - Contract transfers                                                   (601,069)       (275,949)      (336,396)      3,830,776
                                                                  --------------  --------------  -------------  --------------
                                                                       1,468,719      (3,474,315)     1,671,669       3,136,830
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                     --              --             --          91,234
 - Annuity Payments                                                           --         (32,662)        (1,477)         (6,914)
 - Receipt (reimbursement) of mortality guarantee adjustment                  --             657             66            (704)
                                                                  --------------  --------------  -------------  --------------
                                                                              --         (32,005)        (1,411)         83,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS                                                         1,468,719      (3,506,320)     1,670,258       3,220,446
                                                                  --------------  --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                1,006,738      (3,428,321)     1,593,832       3,552,464
                                                                  --------------  --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                       36,097,034      42,365,936     41,397,035       7,878,164
Changes From Operations:
 - Net investment income (loss)                                          518,070         963,664        899,497          85,720
 - Net realized gain (loss) on investments                               126,307         671,802        332,001         102,924
 - Net change in unrealized appreciation or depreciation on
     investments                                                       2,225,319       1,902,424      2,235,432          (6,762)
                                                                  --------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        2,869,696       3,537,890      3,466,930         181,882
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                  6,178,059       2,114,412      7,177,102         218,054
 - Contract withdrawals & transfers to annuity reserves               (3,674,328)     (5,517,859)    (4,468,660)     (1,087,248)
 - Contract transfers                                                   (240,473)        (96,745)        32,193        (994,091)
                                                                  --------------  --------------  -------------  --------------
                                                                       2,263,258      (3,500,192)     2,740,635      (1,863,285)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                     --         163,003             --              --
 - Annuity Payments                                                           --         (43,844)        (1,457)         (9,051)
 - Receipt (reimbursement) of mortality guarantee adjustment                  --             485             38              54
                                                                  --------------  --------------  -------------  --------------
                                                                              --         119,644         (1,419)         (8,997)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS                                                         2,263,258      (3,380,548)     2,739,216      (1,872,282)
                                                                  --------------  --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                5,132,954         157,342      6,206,146      (1,690,400)
                                                                  --------------  --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                    $  41,229,988  $   42,523,278  $  47,603,181  $    6,187,764
                                                                  ==============  ==============  =============  ==============

See accompanying notes.

                                                                                           LVIP SSgA         LVIP SSgA
                                                                          LVIP SSgA        DEVELOPED         EMERGING
                                                                         BOND INDEX    INTERNATIONAL 150    MARKETS 100
                                                                        SERVICE CLASS    SERVICE CLASS    STANDARD CLASS
                                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $   1,078,531  $          59,600  $   30,269,313
Changes From Operations:
 - Net investment income (loss)                                                27,523              1,059         397,771
 - Net realized gain (loss) on investments                                      9,579                410       3,311,700
 - Net change in unrealized appreciation or depreciation on investments        34,245            (13,711)     (8,271,760)
                                                                        -------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                71,347            (12,242)     (4,562,289)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         175,037              6,913       1,509,835
 - Contract withdrawals & transfers to annuity reserves                      (116,840)            (2,173)     (2,971,913)
 - Contract transfers                                                         279,431             25,224      (1,219,222)
                                                                        -------------  -----------------  --------------
                                                                              337,628             29,964      (2,681,300)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --                 --         119,531
 - Annuity Payments                                                                --                 --          (8,477)
 - Receipt (reimbursement) of mortality guarantee adjustment                       --                 --            (728)
                                                                        -------------  -----------------  --------------
                                                                                   --                 --         110,326
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        337,628             29,964      (2,570,974)
                                                                        -------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       408,975             17,722      (7,133,263)
                                                                        -------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                             1,487,506             77,322      23,136,050
Changes From Operations:
 - Net investment income (loss)                                                21,825              1,067         389,942
 - Net realized gain (loss) on investments                                     23,403               (640)      1,961,583
 - Net change in unrealized appreciation or depreciation on investments        (3,929)             9,010         (70,840)
                                                                        -------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                41,299              9,437       2,280,685
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         346,789                 --       1,434,735
 - Contract withdrawals & transfers to annuity reserves                      (213,324)              (945)     (2,883,092)
 - Contract transfers                                                         140,403             (1,001)      1,271,744
                                                                        -------------  -----------------  --------------
                                                                              273,868             (1,946)       (176,613)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --                 --           1,842
 - Annuity Payments                                                                --                 --         (13,623)
 - Receipt (reimbursement) of mortality guarantee adjustment                       --                 --          (2,139)
                                                                        -------------  -----------------  --------------
                                                                                   --                 --         (13,920)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        273,868             (1,946)       (190,533)
                                                                        -------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       315,167              7,491       2,090,152
                                                                        -------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $   1,802,673  $          84,813  $   25,226,202
                                                                        =============  =================  ==============

                                                                                          LVIP SSgA       LVIP SSgA
                                                                          LVIP SSgA        GLOBAL          GLOBAL
                                                                          EMERGING        TACTICAL        TACTICAL
                                                                         MARKETS 100   ALLOCATION RPM  ALLOCATION RPM
                                                                        SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $   3,342,773  $   12,715,080  $   14,697,531
Changes From Operations:
 - Net investment income (loss)                                                57,143          33,336          13,123
 - Net realized gain (loss) on investments                                    429,347        (196,344)         31,633
 - Net change in unrealized appreciation or depreciation on investments    (1,147,729)         93,675        (190,298)
                                                                        -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (661,239)        (69,333)       (145,542)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       1,473,486         965,843       3,209,949
 - Contract withdrawals & transfers to annuity reserves                      (540,393)       (897,302)     (1,797,454)
 - Contract transfers                                                         193,306      (1,875,629)       (877,003)
                                                                        -------------  --------------  --------------
                                                                            1,126,399      (1,807,088)        535,492
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                         181              --              --
 - Annuity Payments                                                                --              --              --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --              --              --
                                                                        -------------  --------------  --------------
                                                                                  181              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      1,126,580      (1,807,088)        535,492
                                                                        -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       465,341      (1,876,421)        389,950
                                                                        -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                             3,808,114      10,838,659      15,087,481
Changes From Operations:
 - Net investment income (loss)                                                74,962         248,033         363,488
 - Net realized gain (loss) on investments                                    395,523         (66,226)         46,657
 - Net change in unrealized appreciation or depreciation on investments       (27,967)        845,264       1,096,068
                                                                        -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               442,518       1,027,071       1,506,213
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       1,403,956         786,356       2,583,096
 - Contract withdrawals & transfers to annuity reserves                      (418,512)       (753,458)     (1,356,374)
 - Contract transfers                                                         296,769      (1,562,324)       (725,707)
                                                                        -------------  --------------  --------------
                                                                            1,282,213      (1,529,426)        501,015
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --          21,356              --
 - Annuity Payments                                                              (161)           (798)             --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --              --              --
                                                                        -------------  --------------  --------------
                                                                                 (161)         20,558              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      1,282,052      (1,508,868)        501,015
                                                                        -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,724,570        (481,797)      2,007,228
                                                                        -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $   5,532,684  $   10,356,862  $   17,094,709
                                                                        =============  ==============  ==============

                                                                           LVIP SSgA      LVIP SSgA
                                                                         INTERNATIONAL  INTERNATIONAL    LVIP SSgA
                                                                             INDEX          INDEX      LARGE CAP 100
                                                                        STANDARD CLASS  SERVICE CLASS  SERVICE CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $    1,418,980  $     410,036  $     155,303
Changes From Operations:
 - Net investment income (loss)                                                    737          1,014            816
 - Net realized gain (loss) on investments                                      12,300          3,070          4,018
 - Net change in unrealized appreciation or depreciation on investments       (225,855)       (84,308)        (2,586)
                                                                        --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (212,818)       (80,224)         2,248
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           66,215        189,738         34,072
 - Contract withdrawals & transfers to annuity reserves                       (241,465)       (64,693)        (4,066)
 - Contract transfers                                                           60,415         78,390          4,364
                                                                        --------------  -------------  -------------
                                                                              (114,835)       203,435         34,370
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --
 - Annuity Payments                                                               (634)            --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                        48             --             --
                                                                        --------------  -------------  -------------
                                                                                  (586)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (115,421)       203,435         34,370
                                                                        --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (328,239)       123,211         36,618
                                                                        --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              1,090,741        533,247        191,921
Changes From Operations:
 - Net investment income (loss)                                                 16,387          5,239           (291)
 - Net realized gain (loss) on investments                                     (15,748)        (3,416)        14,316
 - Net change in unrealized appreciation or depreciation on investments        208,649         96,062         (5,845)
                                                                        --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                209,288         97,885          8,180
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           61,461        186,057             --
 - Contract withdrawals & transfers to annuity reserves                       (139,080)       (20,390)       (28,808)
 - Contract transfers                                                          523,709        (46,052)       (98,407)
                                                                        --------------  -------------  -------------
                                                                               446,090        119,615       (127,215)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                           --             --             --
 - Annuity Payments                                                               (567)            --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                        53             --             --
                                                                        --------------  -------------  -------------
                                                                                  (514)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         445,576        119,615       (127,215)
                                                                        --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        654,864        217,500       (119,035)
                                                                        --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $    1,745,605  $     750,747  $      72,886
                                                                        ==============  =============  =============

                                                                     LVIP SSgA      LVIP SSgA       LVIP SSgA      LVIP SSgA
                                                                    S&P 500        S&P 500        SMALL-CAP       SMALL-CAP
                                                                     INDEX          INDEX           INDEX           INDEX
                                                                 STANDARD CLASS  SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                       $   11,923,148  $   1,833,468  $    6,925,628   $   2,502,715
Changes From Operations:
 - Net investment income (loss)                                         (14,714)        (5,906)        (44,517)        (25,193)
 - Net realized gain (loss) on investments                              645,269         49,950         317,429          87,114
 - Net change in unrealized appreciation or depreciation on
     investments                                                       (521,815)       (51,078)       (623,491)       (211,018)
                                                                 --------------  -------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         108,740         (7,034)       (350,579)       (149,097)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                   451,863        856,411         232,346         382,855
 - Contract withdrawals & transfers to annuity reserves                (962,964)      (183,143)       (636,844)       (187,638)
 - Contract transfers                                                    94,973        189,026        (732,436)          2,883
                                                                 --------------  -------------  --------------   -------------
                                                                       (416,128)       862,294      (1,136,934)        198,100
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts               130,497             --              --              --
 - Annuity Payments                                                     (14,057)            --          (6,969)             --
 - Receipt (reimbursement) of mortality guarantee adjustment               (602)            --             140              --
                                                                 --------------  -------------  --------------   -------------
                                                                        115,838             --          (6,829)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                          (300,290)       862,294      (1,143,763)        198,100
                                                                 --------------  -------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (191,550)       855,260      (1,494,342)         49,003
                                                                 --------------  -------------  --------------   -------------
NET ASSETS AT DECEMBER 31, 2011                                      11,731,598      2,688,728       5,431,286       2,551,718
Changes From Operations:
 - Net investment income (loss)                                          (6,563)        (5,349)        (16,177)        (17,680)
 - Net realized gain (loss) on investments                              612,699         59,523         200,482         104,497
 - Net change in unrealized appreciation or depreciation on
     investments                                                      1,106,326        360,395         620,292         278,316
                                                                 --------------  -------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       1,712,462        414,569         804,597         365,133
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                   488,803      1,019,441         196,431         290,699
 - Contract withdrawals & transfers to annuity reserves              (1,085,086)      (371,309)       (499,771)       (209,605)
 - Contract transfers                                                   277,163        354,660         397,053        (135,024)
                                                                 --------------  -------------  --------------   -------------
                                                                       (319,120)     1,002,792          93,713         (53,930)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                    --             --              --              --
 - Annuity Payments                                                     (18,105)            --          (6,900)             --
 - Receipt (reimbursement) of mortality guarantee adjustment               (191)            --            (953)             --
                                                                 --------------  -------------  --------------   -------------
                                                                        (18,296)            --          (7,853)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                          (337,416)     1,002,792          85,860         (53,930)
                                                                 --------------  -------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               1,375,046      1,417,361         890,457         311,203
                                                                  --------------  -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                  $   13,106,644  $   4,106,089  $    6,321,743   $   2,862,921
                                                                 ==============  =============  ==============   =============

See accompanying notes.

                                                                                                        LVIP T. ROWE
                                                                          LVIP SSgA    LVIP T. ROWE   PRICE STRUCTURED
                                                                          SMALL-MID    PRICE GROWTH        MID-CAP
                                                                           CAP 200         STOCK           GROWTH
                                                                        SERVICE CLASS  SERVICE CLASS   STANDARD CLASS
                                                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $     548,754  $     420,139  $    165,991,250
Changes From Operations:
 - Net investment income (loss)                                                 2,233         (5,171)       (1,616,011)
 - Net realized gain (loss) on investments                                     27,686         19,426         1,307,933
 - Net change in unrealized appreciation or depreciation on investments       (47,744)       (30,769)       (7,015,582)
                                                                        -------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (17,825)       (16,514)       (7,323,660)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          49,679        122,707         5,110,900
 - Contract withdrawals & transfers to annuity reserves                       (27,668)       (11,038)      (15,143,075)
 - Contract transfers                                                          19,240        (12,789)       (6,509,202)
                                                                        -------------  -------------  ----------------
                                                                               41,251         98,880       (16,541,377)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                      16,505             --            85,947
 - Annuity Payments                                                              (430)            --           (35,901)
 - Receipt (reimbursement) of mortality guarantee adjustment                     (182)            --               988
                                                                        -------------  -------------  ----------------
                                                                               15,893             --            51,034
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         57,144         98,880       (16,490,343)
                                                                        -------------  -------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        39,319         82,366       (23,814,003)
                                                                        -------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2011                                               588,073        502,505       142,177,247
Changes From Operations:
 - Net investment income (loss)                                                 6,690         (6,423)       (1,510,039)
 - Net realized gain (loss) on investments                                     59,190         22,747         6,320,961
 - Net change in unrealized appreciation or depreciation on investments        (2,568)        68,164        16,141,846
                                                                        -------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                63,312         84,488        20,952,768
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           2,653          5,374         4,208,288
 - Contract withdrawals & transfers to annuity reserves                       (15,318)        (7,813)      (17,074,614)
 - Contract transfers                                                         (56,750)        67,857        (5,299,825)
                                                                        -------------  -------------  ----------------
                                                                              (69,415)        65,418       (18,166,151)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --             --           (12,501)
 - Annuity Payments                                                            (1,028)            --           (54,450)
 - Receipt (reimbursement) of mortality guarantee adjustment                       (3)            --               290
                                                                        -------------  -------------  ----------------
                                                                               (1,031)            --           (66,661)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (70,446)        65,418       (18,232,812)
                                                                        -------------  -------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (7,134)       149,906         2,719,956
                                                                        -------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                         $     580,939  $     652,411  $    144,897,203
                                                                        =============  =============  ================

                                                                          LVIP T. ROWE
                                                                        PRICE STRUCTURED                     LVIP UBS
                                                                             MID-CAP      LVIP TEMPLETON     LARGE CAP
                                                                             GROWTH         GROWTH RPM      GROWTH RPM
                                                                          SERVICE CLASS    SERVICE CLASS  STANDARD CLASS
                                                                           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $      4,978,146  $      288,617  $  292,870,274
Changes From Operations:
 - Net investment income (loss)                                                  (55,725)          2,448      (2,145,712)
 - Net realized gain (loss) on investments                                        82,259            (448)      1,368,931
 - Net change in unrealized appreciation or depreciation on investments         (343,324)        (17,346)    (16,686,228)
                                                                        ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (316,790)        (15,346)    (17,463,009)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          1,298,912          34,810       7,273,825
 - Contract withdrawals & transfers to annuity reserves                         (376,742)         (9,208)    (26,730,378)
 - Contract transfers                                                             (9,521)           (852)    (13,646,979)
                                                                        ----------------  --------------  --------------
                                                                                 912,649          24,750     (33,103,532)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --              --          11,675
 - Annuity Payments                                                                   --              --        (172,323)
 - Receipt (reimbursement) of mortality guarantee adjustment                          --              --         (13,731)
                                                                        ----------------  --------------  --------------
                                                                                      --              --        (174,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           912,649          24,750     (33,277,911)
                                                                        ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          595,859           9,404     (50,740,920)
                                                                        ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2011                                                5,574,005         298,021     242,129,354
Changes From Operations:
 - Net investment income (loss)                                                  (63,912)          1,847      (2,577,053)
 - Net realized gain (loss) on investments                                       374,068           1,528       3,152,492
 - Net change in unrealized appreciation or depreciation on investments          534,748          54,983      35,415,960
                                                                        ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  844,904          58,358      35,991,399
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          1,304,988             600       6,078,572
 - Contract withdrawals & transfers to annuity reserves                         (954,213)         (8,031)    (28,949,906)
 - Contract transfers                                                             39,094          (6,844)     (8,177,565)
                                                                        ----------------  --------------  --------------
                                                                                 389,869         (14,275)    (31,048,899)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                             --              --          39,802
 - Annuity Payments                                                                   --              --        (172,999)
 - Receipt (reimbursement) of mortality guarantee adjustment                          --              --           7,010
                                                                        ----------------  --------------  --------------
                                                                                      --              --        (126,187)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           389,869         (14,275)    (31,175,086)
                                                                        ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,234,773          44,083       4,816,313
                                                                        ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                         $      6,808,778  $      342,104  $  246,945,667
                                                                        ================  ==============  ==============

                                                                                           LVIP           LVIP
                                                                          LVIP UBS       VANGUARD       VANGUARD
                                                                          LARGE CAP      DOMESTIC     INTERNATIONAL
                                                                         GROWTH RPM     EQUITY ETF     EQUITY ETF
                                                                        SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $   1,470,092  $          --  $          --
Changes From Operations:
 - Net investment income (loss)                                               (15,210)           457         (1,390)
 - Net realized gain (loss) on investments                                     16,906         (2,612)        (4,245)
 - Net change in unrealized appreciation or depreciation on investments      (109,777)        11,873        (26,120)
                                                                        -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (108,081)         9,718        (31,755)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         352,861         48,302         35,785
 - Contract withdrawals & transfers to annuity reserves                      (162,033)       (12,965)        (4,586)
 - Contract transfers                                                         (64,215)       610,005        522,549
                                                                        -------------  -------------  -------------
                                                                              126,613        645,342        553,748
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --             --             --
 - Annuity Payments                                                                --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --             --             --
                                                                        -------------  -------------  -------------
                                                                                   --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        126,613        645,342        553,748
                                                                        -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        18,532        655,060        521,993
                                                                        -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             1,488,624        655,060        521,993
Changes From Operations:
 - Net investment income (loss)                                               (17,628)        11,774         54,113
 - Net realized gain (loss) on investments                                     24,972         33,035         (3,678)
 - Net change in unrealized appreciation or depreciation on investments       214,076        129,621        121,363
                                                                        -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               221,420        174,430        171,798
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         360,479        344,428        190,963
 - Contract withdrawals & transfers to annuity reserves                      (221,439)      (212,628)      (132,761)
 - Contract transfers                                                          58,782      1,580,937      1,184,566
                                                                        -------------  -------------  -------------
                                                                              197,822      1,712,737      1,242,768
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --             --             --
 - Annuity Payments                                                                --           (230)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --             (6)            --
                                                                        -------------  -------------  -------------
                                                                                   --           (236)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        197,822      1,712,501      1,242,768
                                                                        -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       419,242      1,886,931      1,414,566
                                                                        -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $   1,907,866  $   2,541,991  $   1,936,559
                                                                        =============  =============  =============

                                                                           MFS VIT        MFS VIT        MFS VIT        MFS VIT
                                                                         CORE EQUITY   TOTAL RETURN     UTILITIES      UTILITIES
                                                                        INITIAL CLASS  INITIAL CLASS  INITIAL CLASS  SERVICE CLASS
                                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $       8,480  $   1,970,440  $ 177,937,825  $  24,165,411
Changes From Operations:
 - Net investment income (loss)                                                    (3)        21,791      3,825,526        521,918
 - Net realized gain (loss) on investments                                         46         10,562      1,053,195         93,779
 - Net change in unrealized appreciation or depreciation on investments          (206)        (9,577)     5,041,272        707,521
                                                                        -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (163)        22,776      9,919,993      1,323,218
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              --         50,751      6,355,033      4,102,614
 - Contract withdrawals & transfers to annuity reserves                          (345)      (390,120)   (16,255,396)    (3,009,794)
 - Contract transfers                                                              --        (21,412)    (6,500,764)      (409,242)
                                                                        -------------  -------------  -------------  -------------
                                                                                 (345)      (360,781)   (16,401,127)       683,578
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --         15,964         24,039             --
 - Annuity Payments                                                                --        (17,581)      (181,752)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --          2,863        (24,487)            --
                                                                        -------------  -------------  -------------  -------------
                                                                                   --          1,246       (182,200)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           (345)      (359,535)   (16,583,327)       683,578
                                                                        -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (508)      (336,759)    (6,663,334)     2,006,796
                                                                        -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                                 7,972      1,633,681    171,274,491     26,172,207
Changes From Operations:
 - Net investment income (loss)                                                   (19)        28,174      9,551,222      1,554,049
 - Net realized gain (loss) on investments                                         67          9,082      1,968,608        127,823
 - Net change in unrealized appreciation or depreciation on investments         1,136        124,846      8,121,608      1,566,574
                                                                        -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,184        162,102     19,641,438      3,248,446
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              --         18,066      5,223,095      4,211,469
 - Contract withdrawals & transfers to annuity reserves                          (324)      (109,864)   (17,966,171)    (3,198,709)
 - Contract transfers                                                              --         10,748    (12,181,641)      (417,400)
                                                                        -------------  -------------  -------------  -------------
                                                                                 (324)       (81,050)   (24,924,717)       595,360
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --             --         (7,144)            --
 - Annuity Payments                                                                --        (18,113)      (181,751)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --          3,223        (27,157)            --
                                                                        -------------  -------------  -------------  -------------
                                                                                   --        (14,890)      (216,052)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           (324)       (95,940)   (25,140,769)       595,360
                                                                        -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           860         66,162     (5,499,331)     3,843,806
                                                                        -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $       8,832  $   1,699,843  $ 165,775,160  $  30,016,013
                                                                        =============  =============  =============  =============

See accompanying notes.

                                                                                                          NB AMT
                                                                            NB AMT         NB AMT         MID CAP
                                                                           LARGE CAP       MID CAP       INTRINSIC
                                                                            VALUE I       GROWTH I        VALUE I
                                                                             CLASS          CLASS          CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $      64,596  $ 127,939,637  $     234,625
Changes From Operations:
 - Net investment income (loss)                                                  (340)    (1,231,804)        (1,208)
 - Net realized gain (loss) on investments                                       (170)     3,147,609          4,142
 - Net change in unrealized appreciation or depreciation on investments        (6,879)    (2,182,854)       (15,368)
                                                                        -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (7,389)      (267,049)       (12,434)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                             120      5,242,811             14
 - Contract withdrawals & transfers to annuity reserves                        (1,368)   (11,705,939)       (21,113)
 - Contract transfers                                                            (589)    (9,015,432)         4,753
                                                                        -------------  -------------  -------------
                                                                               (1,837)   (15,478,560)       (16,346)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --             --             --
 - Annuity Payments                                                                --        (29,013)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --          1,750             --
                                                                        -------------  -------------  -------------
                                                                                   --        (27,263)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (1,837)   (15,505,823)       (16,346)
                                                                        -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (9,226)   (15,772,872)       (28,780)
                                                                        -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                                55,370    112,166,765        205,845
Changes From Operations:
 - Net investment income (loss)                                                   (64)    (1,160,542)        (1,286)
 - Net realized gain (loss) on investments                                     (2,621)     4,174,763         46,706
 - Net change in unrealized appreciation or depreciation on investments        11,390      9,358,814        (22,191)
                                                                        -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 8,705     12,373,035         23,229
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                             121      4,509,526             42
 - Contract withdrawals & transfers to annuity reserves                       (38,035)   (13,185,294)       (20,890)
 - Contract transfers                                                              --     (7,654,267)       (51,745)
                                                                        -------------  -------------  -------------
                                                                              (37,914)   (16,330,035)       (72,593)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --             --             --
 - Annuity Payments                                                                --        (29,762)            --
 - Receipt (reimbursement) of mortality guarantee adjustment                       --          1,518             --
                                                                        -------------  -------------  -------------
                                                                                   --        (28,244)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (37,914)   (16,358,279)       (72,593)
                                                                        -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (29,209)    (3,985,244)       (49,364)
                                                                        -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $      26,161  $ 108,181,521  $     156,481
                                                                        =============  =============  =============

                                                                          PIMCO VIT
                                                                          COMMODITY       PIMCO VIT     PUTNAM VT
                                                                         REALRETURN     TOTAL RETURN     GLOBAL
                                                                          STRATEGY     ADMINISTRATIVE  HEALTH CARE
                                                                        ADVISOR CLASS       CLASS       CLASS IB
                                                                         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $     130,450  $           --  $    92,910
Changes From Operations:
 - Net investment income (loss)                                                20,116          34,726         (136)
 - Net realized gain (loss) on investments                                      4,869          69,215        3,694
 - Net change in unrealized appreciation or depreciation on investments       (33,994)        (95,631)      (5,153)
                                                                        -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (9,009)          8,310       (1,595)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          23,287         233,922          628
 - Contract withdrawals & transfers to annuity reserves                       (80,200)       (315,356)     (13,668)
 - Contract transfers                                                          50,881       5,631,387       (6,350)
                                                                        -------------  --------------  -----------
                                                                               (6,032)      5,549,953      (19,390)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                      20,279          22,455           --
 - Annuity Payments                                                            (2,959)         41,438           --
 - Receipt (reimbursement) of mortality guarantee adjustment                        2          (2,095)          --
                                                                        -------------  --------------  -----------
                                                                               17,322          61,798           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         11,290       5,611,751      (19,390)
                                                                        -------------  --------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,281       5,620,061      (20,985)
                                                                        -------------  --------------  -----------
NET ASSETS AT DECEMBER 31, 2011                                               132,731       5,620,061       71,925
Changes From Operations:
 - Net investment income (loss)                                                 1,732         170,031          220
 - Net realized gain (loss) on investments                                        213         349,656        6,785
 - Net change in unrealized appreciation or depreciation on investments         2,988         282,994        6,764
                                                                        -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 4,933         802,681       13,769
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              16       1,160,304          141
 - Contract withdrawals & transfers to annuity reserves                        (6,506)     (1,448,565)      (5,876)
 - Contract transfers                                                           1,884      10,711,079       (2,503)
                                                                        -------------  --------------  -----------
                                                                               (4,606)     10,422,818       (8,238)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                          --         (21,041)          --
 - Annuity Payments                                                            (3,813)         (3,463)          --
 - Receipt (reimbursement) of mortality guarantee adjustment                      (19)            233           --
                                                                        -------------  --------------  -----------
                                                                               (3,832)        (24,271)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (8,438)     10,398,547       (8,238)
                                                                        -------------  --------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (3,505)     11,201,228        5,531
                                                                        -------------  --------------  -----------
NET ASSETS AT DECEMBER 31, 2012                                         $     129,226  $   16,821,289  $    77,456
                                                                        =============  ==============  ===========

                                                                         WELLS FARGO   WELLS FARGO    WELLS FARGO
                                                                          ADVANTAGE     ADVANTAGE      ADVANTAGE
                                                                        VT INTRINSIC    VT OMEGA       VT SMALL
                                                                            VALUE        GROWTH       CAP GROWTH
                                                                           CLASS 2       CLASS 2        CLASS 2
                                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2011                                              $    129,437  $      97,117  $     472,081
Changes From Operations:
 - Net investment income (loss)                                               (1,299)        (1,549)        (4,260)
 - Net realized gain (loss) on investments                                    (4,946)         2,371         22,982
 - Net change in unrealized appreciation or depreciation on investments       (3,119)        (9,079)       (32,717)
                                                                        ------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (9,364)        (8,257)       (13,995)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         38,345         25,560         10,252
 - Contract withdrawals & transfers to annuity reserves                      (19,313)        (2,413)       (10,710)
 - Contract transfers                                                         27,723          6,242       (137,588)
                                                                        ------------  -------------  -------------
                                                                              46,755         29,389       (138,046)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                         --             --             --
 - Annuity Payments                                                               --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                      --             --             --
                                                                        ------------  -------------  -------------
                                                                                  --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        46,755         29,389       (138,046)
                                                                        ------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       37,391         21,132       (152,041)
                                                                        ------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              166,828        118,249        320,040
Changes From Operations:
 - Net investment income (loss)                                                   54         (1,091)        (3,519)
 - Net realized gain (loss) on investments                                    (1,039)        19,464         25,093
 - Net change in unrealized appreciation or depreciation on investments       28,983          1,884          1,224
                                                                        ------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               27,998         20,257         22,798
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            155             89            501
 - Contract withdrawals & transfers to annuity reserves                       (8,915)       (28,028)       (13,160)
 - Contract transfers                                                         (6,235)       (18,904)       (47,437)
                                                                        ------------  -------------  -------------
                                                                             (14,995)       (46,843)       (60,096)
 Annuity Reserves:
 - Transfer from accumulation units & between subaccounts                         --             --             --
 - Annuity Payments                                                               --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustment                      --             --             --
                                                                        ------------  -------------  -------------
                                                                                  --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (14,995)       (46,843)       (60,096)
                                                                        ------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       13,003        (26,586)       (37,298)
                                                                        ------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                         $    179,831  $      91,663  $     282,742
                                                                        ============  =============  =============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account C (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on December 21, 1981, are part of the operations of the Company. The Variable Account consists of four products as follows:

  - Multi-Fund
  - Multi-Fund 5
  - Multi-Fund Select
  - eAnnuity

The eAnnuity product is an annuity contract that is sold through the internet.

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Accounts are divided into variable subaccounts, each of which may be invested in shares of one of one hundred thirty-three mutual funds (the Funds) of seventeen diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
  ABVPSF Global Thematic Growth Class B Portfolio
  ABVPSF Growth and Income Class B Portfolio
  ABVPSF International Value Class B Portfolio
  ABVPSF Small/Mid Cap Value Class A Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection Class I Fund
  American Century VP Inflation Protection Class II Fund
  American Century VP International Class I Fund
American Funds Insurance Series (American Funds):
  American Funds Global Growth Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund
BlackRock Variable Series Funds, Inc. (BlackRock):
  BlackRock Global Allocation V.I. Class I Fund
  BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Trust (Delaware VIP):
  Delaware VIP Diversified Income Standard Class Series
  Delaware VIP Diversified Income Service Class Series
  Delaware VIP Emerging Markets Service Class Series
  Delaware VIP High Yield Standard Class Series
  Delaware VIP High Yield Service Class Series
  Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Standard Class Series
  Delaware VIP REIT Service Class Series
  Delaware VIP Small Cap Value Service Class Series
  Delaware VIP Smid Cap Growth Standard Class Series
  Delaware VIP Smid Cap Growth Service Class Series
  Delaware VIP U.S. Growth Service Class Series
  Delaware VIP Value Standard Class Series
  Delaware VIP Value Service Class Series
DWS Variable Series II (DWS):
  DWS Alternative Asset Allocation VIP Class A Portfolio
  DWS Alternative Asset Allocation VIP Class B Portfolio
DWS Investments VIT Funds (DWS):
  DWS Equity 500 Index VIP Class A Portfolio
  DWS Equity 500 Index VIP Class B Portfolio
  DWS Small Cap Index VIP Class A Portfolio
  DWS Small Cap Index VIP Class B Portfolio
Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class Portfolio
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Growth Service Class Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Mid Cap Service Class 2 Portfolio
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Income Securities Class 2 Fund
  FTVIPT Mutual Shares Securities Class 2 Fund
  FTVIPT Templeton Global Bond Securities Class 2 Fund
Invesco Variable Insurance Funds (Invesco V.I.):
  Invesco V.I. Core Equity Series I Fund
  Invesco V.I. International Growth Series I Fund
Janus Aspen Series:
  Janus Aspen Series Worldwide Institutional Class Portfolio Lincoln National Variable Insurance Products Trust (LVIP)*:
  LVIP American Global Growth Service Class II Fund**
  LVIP American Growth Service Class II Fund**
  LVIP Baron Growth Opportunities Service Class Fund
  LVIP BlackRock Equity Dividend RPM Standard Class Fund
  LVIP BlackRock Equity Dividend RPM Service Class Fund

  LVIP BlackRock Inflation Protected Bond Standard Class Fund
  LVIP BlackRock Inflation Protected Bond Service Class Fund
  LVIP Capital Growth Service Class Fund
  LVIP Clarion Global Real Estate Standard Class Fund
  LVIP Clarion Global Real Estate Service Class Fund
  LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
  LVIP Delaware Bond Standard Class Fund
  LVIP Delaware Bond Service Class Fund
  LVIP Delaware Diversified Floating Rate Service Class Fund
  LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Aggressive Allocation Service Class Fund LVIP Delaware Foundation Conservative Allocation Standard Class Fund LVIP Delaware Foundation Conservative Allocation Service Class Fund LVIP Delaware Foundation Moderate Allocation Standard Class Fund LVIP Delaware Foundation Moderate Allocation Service Class Fund
  LVIP Delaware Growth and Income Standard Class Fund
  LVIP Delaware Growth and Income Service Class Fund
  LVIP Delaware Social Awareness Standard Class Fund
  LVIP Delaware Social Awareness Service Class Fund
  LVIP Delaware Special Opportunities Standard Class Fund
  LVIP Delaware Special Opportunities Service Class Fund
  LVIP Global Income Standard Class Fund
  LVIP Global Income Service Class Fund
  LVIP JPMorgan Mid Cap Value RPM Service Class Fund
  LVIP MFS International Growth Service Class Fund
  LVIP MFS Value Service Class Fund
  LVIP Mid-Cap Value Service Class Fund
  LVIP Mondrian International Value Standard Class Fund
  LVIP Mondrian International Value Service Class Fund
  LVIP Money Market Standard Class Fund
  LVIP Money Market Service Class Fund
  LVIP Protected Profile 2010 Standard Class Fund
  LVIP Protected Profile 2010 Service Class Fund
  LVIP Protected Profile 2020 Standard Class Fund
  LVIP Protected Profile 2020 Service Class Fund
  LVIP Protected Profile 2030 Standard Class Fund
  LVIP Protected Profile 2030 Service Class Fund
  LVIP Protected Profile 2040 Standard Class Fund
  LVIP Protected Profile 2040 Service Class Fund
  LVIP Protected Profile 2050 Standard Class Fund
  LVIP Protected Profile 2050 Service Class Fund
  LVIP Protected Profile Conservative Standard Class Fund
  LVIP Protected Profile Conservative Service Class Fund
  LVIP Protected Profile Growth Standard Class Fund
  LVIP Protected Profile Growth Service Class Fund
  LVIP Protected Profile Moderate Standard Class Fund
  LVIP Protected Profile Moderate Service Class Fund
  LVIP SSgA Bond Index Standard Class Fund
  LVIP SSgA Bond Index Service Class Fund
  LVIP SSgA Developed International 150 Service Class Fund
  LVIP SSgA Emerging Markets 100 Standard Class Fund
  LVIP SSgA Emerging Markets 100 Service Class Fund
  LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
  LVIP SSgA Global Tactical Allocation RPM Service Class Fund
  LVIP SSgA International Index Standard Class Fund
  LVIP SSgA International Index Service Class Fund
  LVIP SSgA Large Cap 100 Service Class Fund
  LVIP SSgA Moderate Index Allocation Service Class Fund**
  LVIP SSgA S&P 500 Index Standard Class Fund
  LVIP SSgA S&P 500 Index Service Class Fund
  LVIP SSgA Small-Cap Index Standard Class Fund
  LVIP SSgA Small-Cap Index Service Class Fund
  LVIP SSgA Small-Mid Cap 200 Service Class Fund
  LVIP T. Rowe Price Growth Stock Service Class Fund
  LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund
  LVIP Templeton Growth RPM Service Class Fund
  LVIP UBS Large Cap Growth RPM Standard Class Fund
  LVIP UBS Large Cap Growth RPM Service Class Fund
  LVIP Vanguard Domestic Equity ETF Service Class Fund
  LVIP Vanguard International Equity ETF Service Class Fund
MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Core Equity Initial Class Series
  MFS VIT Total Return Initial Class Series
  MFS VIT Utilities Initial Class Series
  MFS VIT Utilities Service Class Series
Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Large Cap Value I Class Portfolio
  NB AMT Mid Cap Growth I Class Portfolio
  NB AMT Mid Cap Intrinsic Value I Class Portfolio

PIMCO Variable Insurance Trust (PIMCO VIT):
  PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio
  PIMCO VIT Total Return Administrative Class Portfolio
Putnam Variable Trust (Putnam VT):
  Putnam VT Global Health Care Class IB Fund
Wells Fargo Variable Trust (Wells Fargo Advantage VT):
  Wells Fargo Advantage VT Intrinsic Value Class 2 Fund
  Wells Fargo Advantage VT Omega Growth Class 2 Fund
  Wells Fargo Advantage VT Small Cap Growth Class 2 Fund

* Denotes an affiliate of the Company
** Available funds with no money invested at December 31, 2012

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2012. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2011, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2011, the 2011 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2011:

LVIP Delaware Diversified Floating Rate Service Class Fund
LVIP Protected Profile 2050 Standard Class Fund
LVIP Protected Profile 2050 Service Class Fund
LVIP Vanguard Domestic Equity ETF Service Class Fund
LVIP Vanguard International Equity ETF Service Class Fund
PIMCO VIT Total Return Administrative Class Portfolio

Also during 2011, the following funds changed their names:

PREVIOUS FUND NAME                                                  NEW FUND NAME
---------------------------------------------------------------------------------------------------------------------------
LVIP Wilshire 2010 Profile Standard Class Fund                      LVIP Protected Profile 2010 Standard Class Fund
LVIP Wilshire 2010 Profile Service Class Fund                       LVIP Protected Profile 2010 Service Class Fund
LVIP Wilshire 2020 Profile Standard Class Fund                      LVIP Protected Profile 2020 Standard Class Fund
LVIP Wilshire 2020 Profile Service Class Fund                       LVIP Protected Profile 2020 Service Class Fund
LVIP Wilshire 2030 Profile Standard Class Fund                      LVIP Protected Profile 2030 Standard Class Fund
LVIP Wilshire 2030 Profile Service Class Fund                       LVIP Protected Profile 2030 Service Class Fund
LVIP Wilshire 2040 Profile Standard Class Fund                      LVIP Protected Profile 2040 Standard Class Fund
LVIP Wilshire 2040 Profile Service Class Fund                       LVIP Protected Profile 2040 Service Class Fund
LVIP Wilshire Conservative Profile Standard Class Fund              LVIP Protected Profile Conservative Standard Class Fund
LVIP Wilshire Conservative Profile Service Class Fund               LVIP Protected Profile Conservative Service Class Fund
LVIP Wilshire Moderately Aggressive Profile Standard Class Fund     LVIP Protected Profile Growth Standard Class Fund
LVIP Wilshire Moderately Aggressive Profile Service Class Fund      LVIP Protected Profile Growth Service Class Fund
LVIP Wilshire Moderate Profile Standard Class Fund                  LVIP Protected Profile Moderate Standard Class Fund
LVIP Wilshire Moderate Profile Service Class Fund                   LVIP Protected Profile Moderate Service Class Fund

In the accompanying 2011 Statements of Changes in Net Assets, certain 2011 contract purchases and contract withdrawals have been reclassified to contract transfers. The total net increase/(decrease) in net assets resulting from unit transactions has not changed.

During 2012, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012:

LVIP American Global Growth Service Class II Fund
LVIP American Growth Service Class II Fund
LVIP BlackRock Inflation Protected Bond Standard Class Fund
LVIP BlackRock Inflation Protected Bond Service Class Fund
LVIP SSgA Moderate Index Allocation Service Class Fund

Also during 2012, the following funds changed their names:

PREVIOUS FUND NAME                                                  NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio         DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Alternative Asset Allocation Plus VIP Class B Portfolio         DWS Alternative Asset Allocation VIP Class B Portfolio
LVIP Wells Fargo Intrinsic Value Standard Class Fund                LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Wells Fargo Intrinsic Value Service Class Fund                 LVIP BlackRock Equity Dividend RPM Service Class Fund
LVIP Cohen & Steers Global Real Estate Standard Class Fund          LVIP Clarion Global Real Estate Standard Class Fund
LVIP Cohen & Steers Global Real Estate Service Class Fund           LVIP Clarion Global Real Estate Service Class Fund
LVIP Turner Mid-Cap Growth Service Class Fund                       LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
LVIP Columbia Value Opportunities Service Class Fund                LVIP JPMorgan Mid Cap Value RPM Service Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund            LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Service Class Fund             LVIP SSgA Global Tactical Allocation RPM Service Class Fund
LVIP Templeton Growth Service Class Fund                            LVIP Templeton Growth RPM Service Class Fund
LVIP Janus Capital Appreciation Standard Class Fund                 LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Service Class Fund                  LVIP UBS Large Cap Growth RPM Service Class Fund
NB AMT Partners I Class Portfolio                                   NB AMT Large Cap Value I Class Portfolio
NB AMT Regency I Class Portfolio                                    NB AMT Mid Cap Intrinsic Value I Class Portfolio

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The range of rates are as follows for the four contract types within the Variable Account:

- Multi-Fund(R) at a daily rate of .00260822% to .0068548% (.952% to 2.502% on an annual basis).
- Multi-Fund(R) 5 at a daily rate of .00178082% to .00753425% (.65% to 2.75% on an annual basis).
- Multi-Fund(R) Select at a daily rate of .00274521% (1.002% on an annual basis).
- eAnnuity at a daily rate of .00150685% (.55% on an annual basis).

In addition, $6,720,920 and $7,143,684 was retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges during 2012 and 2011, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2012, follows:

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT        UNITS          NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)   OUTSTANDING     ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
           2012                  1.000%   2.152% $   0.48  $  15.47   38,222,171  $   22,112,090      10.83%     12.11%       0.00%
           2011                  1.000%   2.152%     0.43     13.91   43,535,325      21,896,209     -25.04%    -24.17%       0.34%
           2010                  1.000%   2.152%     0.57     18.49   52,000,917      33,715,620      16.06%     17.40%       1.99%
           2009                  1.000%   2.152%     0.48     15.87   67,029,916      36,195,590      50.41%     51.62%       0.00%
           2008                  1.000%   1.802%     0.32     10.55   58,615,699      20,580,155     -48.41%    -47.99%       0.00%

ABVPSF GROWTH AND INCOME CLASS B
           2012                  1.002%   1.952%    12.32     15.48    2,473,424      32,646,707      14.98%     16.08%       1.35%
           2011                  1.002%   1.952%    10.70     11.37    2,647,384      30,102,862       4.18%      5.01%       1.08%
           2010                  1.002%   1.802%    10.62     10.83    2,842,432      30,776,000      11.34%     11.67%       0.00%
           2009                  1.002%   1.302%     9.54      9.70    3,131,247      30,359,283      18.79%     19.15%       3.58%
           2008                  1.002%   1.302%     8.03      8.14    3,388,358      27,572,040     -41.46%    -41.29%       1.80%

ABVPSF INTERNATIONAL VALUE CLASS B
           2012                  1.000%   1.800%     6.75      7.12       24,925         175,436      12.16%     13.06%       1.28%
           2011                  1.000%   1.800%     6.02      6.30       29,585         185,334     -20.88%    -20.24%       3.87%
           2010                  1.000%   1.800%     7.61      7.90       28,345         221,965       2.45%      3.26%       2.74%
           2009                  1.000%   1.950%     7.39      7.65       26,448         201,216      31.76%     33.02%       1.05%
           2008                  1.000%   1.950%     5.63      5.75       30,687         175,446     -54.12%    -53.75%       0.92%

ABVPSF SMALL/MID CAP VALUE CLASS A
           2012                  1.000%   2.600%    21.74     25.73       38,896         911,574      15.70%     17.57%       0.56%
           2011                  1.000%   2.600%    18.26     22.06       43,838         875,155     -10.74%     -9.30%       0.48%
           2010                  1.000%   2.600%    20.33     24.52       44,768         980,981      24.46%     25.65%       0.46%
           2009                  1.000%   1.950%    16.33     17.64       45,977         800,503      40.09%     41.43%       1.10%
           2008                  1.000%   1.950%    11.82     12.47       42,909         529,220     -36.70%    -36.22%       0.70%

AMERICAN CENTURY VP INFLATION PROTECTION CLASS I
           2012                  1.002%   2.302%    12.55     13.08    2,631,982      34,415,565       5.26%      6.48%       2.65%
           2011                  1.002%   2.152%    11.92     12.29    2,691,287      33,059,487       9.71%     10.98%       4.20%
           2010                  1.002%   2.152%    10.87     11.07    1,437,665      15,914,894       3.13%      4.31%       1.74%
           2009     5/19/09      1.002%   2.152%    10.54     10.61      687,742       7,299,190       0.74%      6.02%       1.97%

AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
           2012                  1.000%   2.600%    12.54     14.92    1,172,195      16,398,265       4.63%      6.32%       2.47%
           2011                  1.000%   2.600%    12.20     14.03      987,228      13,115,465       8.88%     10.63%       4.05%
           2010                  1.000%   2.600%    11.03     12.68      830,859      10,163,897       2.40%      4.05%       1.63%
           2009                  1.000%   2.600%    11.14     12.19      590,055       7,026,663       7.41%      9.14%       1.91%
           2008                  1.000%   2.600%    10.37     11.17      354,273       3,921,371      -4.13%     -2.58%       4.72%

AMERICAN CENTURY VP INTERNATIONAL CLASS I
           2012                  0.550%   0.550%     1.44      1.44       18,850          27,215      20.50%     20.50%       1.10%
           2011                  0.550%   0.550%     1.20      1.20       32,293          38,693     -12.53%    -12.53%       0.83%
           2010                  0.550%   0.550%     1.37      1.37       17,055          23,362      12.67%     12.67%       2.05%
           2009                  0.550%   0.550%     1.22      1.22       22,389          27,218      33.03%     33.03%       1.51%
           2008                  0.550%   0.550%     0.91      0.91       13,105          11,976     -45.13%    -45.13%       0.98%

AMERICAN FUNDS GLOBAL GROWTH CLASS 2
           2012                  1.000%   2.600%    15.00     18.02    5,011,527      90,210,257      19.42%     21.34%       0.90%
           2011                  1.000%   2.600%    13.15     14.85    5,404,677      80,188,017     -11.23%     -9.79%       1.28%
           2010                  1.000%   2.600%    14.81     16.46    5,823,272      95,794,172       8.88%     10.63%       1.46%
           2009                  1.000%   2.600%    13.61     14.88    6,375,604      94,827,191      38.65%     40.89%       1.49%
           2008                  1.000%   2.600%     9.81     10.56    6,231,631      65,787,912     -39.97%    -39.00%       1.86%

AMERICAN FUNDS GROWTH CLASS 2
           2012                  1.000%   2.600%     1.22     20.56  386,664,827     583,238,426      14.87%     16.72%       0.78%
           2011                  1.000%   2.600%     1.05     17.76  439,216,610     559,577,244      -6.74%     -5.23%       0.60%
           2010                  1.000%   2.600%     1.11     18.89  493,304,608     650,467,064      15.64%     17.50%       0.71%
           2009                  1.000%   2.600%     0.94     16.20  545,943,392     600,119,250      35.83%     38.02%       0.67%
           2008                  1.000%   2.600%     0.69     11.83  580,135,853     449,337,819     -45.41%    -44.53%       0.80%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME CLASS 2
           2012                  1.000%   2.600% $  12.32  $  17.82   15,184,738  $  207,959,520      14.47%     16.31%       1.61%
           2011                  1.000%   2.600%    10.71     15.45   16,252,084     191,483,323      -4.35%     -2.81%       1.52%
           2010                  1.000%   2.600%    11.15     16.02   17,624,631     213,796,579       8.57%     10.32%       1.48%
           2009                  1.000%   2.600%    10.23     14.64   18,122,702     199,162,564      28.32%     29.94%       1.68%
           2008                  1.000%   2.250%     7.96     11.36   17,049,126     144,182,314     -39.23%    -38.47%       1.82%

AMERICAN FUNDS INTERNATIONAL CLASS 2
           2012                  1.000%   2.600%     1.26     22.87  149,814,861     247,593,189      14.88%     16.73%       1.45%
           2011                  1.000%   2.600%     1.08     19.75  170,509,033     236,231,377     -16.18%    -14.82%       1.70%
           2010                  1.000%   2.600%     1.28     23.37  192,712,055     304,105,987       4.48%      6.17%       2.02%
           2009                  1.000%   2.600%     1.21     22.19  215,174,130     310,460,495      39.89%     41.65%       1.58%
           2008                  1.000%   2.250%     0.85     15.79  228,997,275     226,521,038     -43.41%    -42.70%       1.90%

BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
           2012                  1.002%   2.302%    12.85     13.23    1,876,660      24,817,092       8.31%      9.18%       1.53%
           2011                  1.002%   1.802%    11.86     12.11    1,900,482      23,020,903      -5.22%     -4.46%       2.46%
           2010                  1.002%   1.802%    12.62     12.68    1,508,550      19,126,536       8.63%      8.96%       1.67%
           2009     5/18/09      1.002%   1.302%    11.61     11.64      524,021       6,097,926      16.00%     16.37%       3.12%

BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
           2012                  1.000%   2.150%    12.58     13.11      913,850      11,941,611       7.63%      8.87%       1.65%
           2011                  1.000%   2.150%    11.68     12.04      743,932       8,935,799      -5.69%     -4.60%       2.84%
           2010                  1.000%   2.150%    12.46     12.62      430,062       5,422,177       7.80%      8.67%       1.86%
           2009     5/22/09      1.000%   1.800%    11.56     11.62       76,429         887,701       2.20%     15.58%       3.03%

DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
           2012                  1.002%   2.302%    13.68     17.43    9,762,070     169,946,506       4.91%      6.13%       3.19%
           2011                  1.002%   2.152%    15.05     16.42   10,669,122     175,077,659       4.13%      5.33%       4.13%
           2010                  1.002%   2.152%    14.45     15.59   11,589,110     180,588,126       5.76%      6.98%       4.69%
           2009                  1.002%   2.152%    13.94     14.58   11,858,313     172,760,085      24.69%     25.69%       5.93%
           2008                  1.002%   1.802%    11.18     11.60   12,295,495     142,537,849      -6.25%     -5.49%       3.89%

DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
           2012                  1.000%   2.600%    13.56     17.06    3,395,311      57,506,173       4.13%      5.81%       2.90%
           2011                  1.000%   2.600%    14.28     16.12    3,321,898      53,212,484       3.43%      5.10%       3.87%
           2010                  1.000%   2.600%    13.80     15.34    3,220,765      49,106,868       5.10%      6.79%       4.38%
           2009                  1.000%   2.600%    13.13     14.36    2,699,451      38,590,210      23.41%     25.40%       5.42%
           2008                  1.000%   2.600%    10.64     11.45    2,132,973      24,320,615      -7.34%     -5.84%       3.50%

DELAWARE VIP EMERGING MARKETS SERVICE CLASS
           2012                  1.000%   2.600%    14.15     26.02      106,023       2,717,661      11.26%     13.05%       0.75%
           2011                  1.000%   2.600%    20.37     23.02      114,532       2,604,170     -22.06%    -20.80%       1.63%
           2010                  1.000%   2.600%    26.93     29.06      114,291       3,291,673      15.70%     17.03%       0.63%
           2009                  1.000%   2.150%    23.54     24.83      125,000       3,083,527      74.25%     75.90%       0.94%
           2008                  1.000%   1.950%    13.60     14.11      138,235       1,942,841     -52.55%    -52.16%       1.29%

DELAWARE VIP HIGH YIELD STANDARD CLASS
           2012                  1.002%   2.152%    15.95     17.40    2,590,782      45,053,156      15.32%     16.65%       8.29%
           2011                  1.002%   2.152%    13.83     14.91    2,442,501      36,413,958       0.20%      1.36%       8.65%
           2010                  1.002%   2.152%    13.80     14.71    2,587,556      38,060,859      12.87%     14.17%       7.50%
           2009                  1.002%   2.152%    12.42     12.89    2,716,822      35,006,080      46.32%     47.49%       6.76%
           2008                  1.002%   1.802%     8.49      8.74    1,692,571      14,787,002     -25.53%    -24.93%       8.41%

DELAWARE VIP HIGH YIELD SERVICE CLASS
           2012                  1.002%   1.002%    17.08     17.08      575,409       9,829,773      16.19%     16.19%       8.07%
           2011                  1.002%   1.002%    14.70     14.70      476,490       7,005,989       1.31%      1.31%       7.86%
           2010                  1.002%   1.002%    14.51     14.51      405,363       5,883,107      13.77%     13.77%       7.27%
           2009                  1.002%   1.002%    12.76     12.76      376,760       4,806,337      47.17%     47.17%       6.40%
           2008                  1.002%   1.002%     8.67      8.67      242,776       2,104,442     -25.18%    -25.18%       7.55%

DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
           2012                  1.000%   2.150%    10.95     12.38      202,883       2,467,126       0.34%      1.50%       1.43%
           2011                  1.000%   2.600%    10.99     12.20      221,804       2,671,025      -0.08%      1.54%       1.65%
           2010                  1.000%   2.600%    11.00     12.02      220,607       2,618,555       1.62%      3.26%       2.05%
           2009                  1.000%   2.600%    11.22     11.64      142,462       1,646,980      10.58%     11.47%       3.30%
           2008                  1.000%   1.800%    10.15     10.44       27,579         285,855      -2.43%     -1.65%       4.23%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP REIT STANDARD CLASS

           2012                  1.000%   2.600% $   3.23  $  27.50   37,500,096  $  128,283,368      13.94%     15.78%       1.50%
           2011                  1.000%   2.600%     2.80     23.75   40,112,134     118,628,248       8.11%      9.85%       1.59%
           2010                  1.000%   2.600%     2.56     21.62   43,153,316     116,160,606      23.73%     25.72%       2.75%
           2009                  1.000%   2.600%     2.04     17.20   45,005,631      96,403,216      20.15%     22.09%       4.69%
           2008                  1.000%   2.600%     1.68     14.08   52,833,111      92,800,424     -36.73%    -35.71%       2.37%

DELAWARE VIP REIT SERVICE CLASS
           2012                  1.002%   1.002%    19.37     19.37      916,062      17,742,234      15.44%     15.44%       1.28%
           2011                  1.002%   1.002%    16.78     16.78      921,372      15,457,643       9.52%      9.52%       1.33%
           2010                  1.002%   1.002%    15.32     15.32      887,644      13,597,791      25.35%     25.35%       2.51%
           2009                  1.002%   1.002%    12.22     12.22      801,913       9,800,403      22.01%     22.01%       4.05%
           2008                  1.002%   1.002%    10.02     10.02      667,801       6,689,068     -35.93%    -35.93%       1.93%

DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
           2012                  1.000%   2.152%     2.29     24.53   76,484,079     212,802,215      11.22%     12.50%       0.35%
           2011                  1.000%   2.152%     2.04     21.94   86,624,986     211,393,935      -3.69%     -2.57%       0.29%
           2010                  1.000%   2.152%     2.10     22.70   97,898,448     241,206,266      29.10%     30.60%       0.47%
           2009                  1.000%   2.150%     1.61     17.52  102,273,979     190,397,545      28.77%     30.25%       0.67%
           2008                  1.000%   2.150%     1.24     13.56  112,593,836     157,610,949     -31.56%    -30.76%       0.48%

DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
           2012                  0.550%   2.302%     3.18     23.97   64,243,754     216,606,300       8.66%     10.41%       0.24%
           2011                  0.550%   2.152%     2.90     21.98   73,792,230     226,536,339       5.83%      7.54%       0.98%
           2010     10/8/10      0.550%   2.152%     2.72     20.70   79,048,971     226,698,063      13.21%     13.63%       0.00%

DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
           2012                  1.002%   1.002%    17.01     17.01      743,985      12,652,326       9.61%      9.61%       0.01%
           2011                  1.002%   1.002%    15.52     15.52      702,171      10,894,579       6.82%      6.82%       0.76%
           2010     10/8/10      1.002%   1.002%    14.52     14.52      602,239       8,747,116      13.45%     13.45%       0.00%

DELAWARE VIP TREND STANDARD CLASS
           2009                  0.550%   2.152%     2.01     15.37   84,506,526     178,594,102      51.74%     53.88%       0.00%
           2008                  0.550%   1.950%     1.32     10.12   91,207,039     125,953,263     -47.77%    -47.03%       0.00%

DELAWARE VIP TREND SERVICE CLASS
           2009                  1.002%   1.002%    10.73     10.73      511,123       5,485,739      52.83%     52.83%       0.00%
           2008                  1.002%   1.002%     7.02      7.02      400,958       2,815,728     -47.39%    -47.39%       0.00%

DELAWARE VIP U.S. GROWTH SERVICE CLASS
           2012                  1.000%   1.750%    12.25     12.88        8,854         111,847      13.94%     14.80%       0.00%
           2011                  1.000%   1.750%    10.75     11.22        9,749         108,414       5.64%      6.43%       0.06%
           2010                  1.000%   1.750%    10.18     10.54        7,304          76,235      11.57%     12.41%       0.00%
           2009                  1.000%   1.750%     9.27      9.37        7,796          72,566      41.10%     41.52%       0.00%
           2008                  1.000%   1.300%     6.57      6.62        7,510          49,685     -43.60%    -43.43%       0.00%

DELAWARE VIP VALUE STANDARD CLASS
           2012                  0.550%   2.600%     2.43     19.24   47,253,019     124,842,119      11.79%     14.10%       2.27%
           2011                  0.550%   2.600%     2.15     17.06   51,282,723     119,216,003       6.72%      8.94%       1.95%
           2010                  0.550%   2.600%     1.99     15.85   53,337,067     114,397,671      12.66%     14.99%       2.44%
           2009                  0.550%   2.600%     1.74     13.95   58,984,059     110,211,217      14.94%     17.32%       3.29%
           2008                  0.550%   2.600%     1.49     12.04   67,376,106     106,993,770     -35.14%    -33.79%       2.99%

DELAWARE VIP VALUE SERVICE CLASS
           2012                  1.002%   1.002%    14.99     14.99    1,095,381      16,418,863      13.29%     13.29%       1.98%
           2011                  1.002%   1.002%    13.23     13.23      987,411      13,063,706       8.17%      8.17%       1.68%
           2010                  1.002%   1.002%    12.23     12.23      895,961      10,958,433      14.17%     14.17%       2.13%
           2009                  1.002%   1.002%    10.71     10.71      813,060       8,709,861      16.48%     16.48%       2.78%
           2008                  1.002%   1.002%     9.20      9.20      646,327       5,944,197     -34.23%    -34.23%       2.44%

DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
           2012                  1.002%   1.802%    13.05     13.43      300,025       4,029,441       7.75%      8.63%       3.41%
           2011                  1.002%   1.802%    12.11     12.36      248,980       3,078,253      -4.60%     -3.84%       1.29%
           2010                  1.002%   1.802%    12.86     12.86      163,742       2,105,191      11.34%     11.34%       1.09%
           2009     5/27/09      1.002%   1.002%    11.55     11.55       52,260         603,453      14.03%     14.03%       0.00%

DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
           2012                  1.000%   1.800%    12.91     13.30      130,850       1,739,589       7.41%      8.28%       2.99%
           2011                  1.000%   1.800%    12.28     12.28       77,793         955,421      -4.08%     -4.08%       0.88%
           2010                  1.000%   1.002%    12.80     12.81       30,641         392,391      11.02%     11.03%       0.81%
           2009      7/2/09      1.000%   1.002%    11.53     11.53        6,671          76,941      13.16%     15.28%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
DWS EQUITY 500 INDEX VIP CLASS A
           2012                  0.550%   1.952% $   1.10  $  16.90  137,645,307  $  158,870,097      13.63%     15.06%       1.76%
           2011                  0.550%   1.802%     0.96     14.88  152,407,152     153,733,062       0.01%      1.28%       1.71%
           2010                  0.550%   1.802%     0.96     14.87  166,142,781     166,413,117      12.66%     14.08%       1.92%
           2009                  0.550%   1.802%     0.85     13.20  184,329,872     162,616,209      24.07%     25.63%       2.82%
           2008                  0.550%   1.950%     0.68     10.64  200,856,341     142,183,699     -38.37%    -37.50%       2.47%

DWS EQUITY 500 INDEX VIP CLASS B
           2012                  1.002%   1.002%    13.69     13.69    1,168,267      15,999,331      14.27%     14.27%       1.45%
           2011                  1.002%   1.002%    11.98     11.98    1,061,840      12,726,054       0.49%      0.49%       1.37%
           2010                  1.002%   1.002%    11.93     11.93      875,472      10,441,532      13.38%     13.38%       1.53%
           2009                  1.002%   1.002%    10.52     10.52      678,961       7,142,483      24.77%     24.77%       2.36%
           2008                  1.002%   1.002%     8.43      8.43      468,716       3,951,822     -37.96%    -37.96%       2.03%

DWS SMALL CAP INDEX VIP CLASS A
           2012                  0.550%   2.600%     1.86     22.43   18,364,661      36,477,469      13.27%     15.61%       0.90%
           2011                  0.550%   2.600%     1.62     19.65   21,178,803      36,516,009      -6.87%     -4.94%       0.88%
           2010                  0.550%   2.600%     1.71     20.93   24,139,931      43,875,812      23.15%     25.70%       0.95%
           2009                  0.550%   2.600%     1.37     16.86   26,266,622      38,206,851      23.32%     25.88%       1.79%
           2008                  0.550%   2.600%     1.10     13.56   29,027,659      33,822,875     -35.82%    -34.48%       1.62%

DWS SMALL CAP INDEX VIP CLASS B
           2012                  1.002%   1.002%    14.98     14.98      403,122       6,038,270      14.72%     14.72%       0.63%
           2011                  1.002%   1.002%    13.06     13.06      399,546       5,216,631      -5.53%     -5.53%       0.59%
           2010                  1.002%   1.002%    13.82     13.82      383,999       5,307,027      24.85%     24.85%       0.63%
           2009                  1.002%   1.002%    11.07     11.07      338,520       3,747,270      25.01%     25.01%       1.45%
           2008                  1.002%   1.002%     8.85      8.85      266,275       2,357,832     -34.98%    -34.98%       1.28%

FIDELITY VIP CONTRAFUND SERVICE CLASS
           2012                  1.000%   2.600%     1.68     19.52  110,725,952     206,577,859      13.32%     15.15%       1.22%
           2011                  1.000%   2.600%     1.46     17.09  122,839,785     199,264,380      -5.14%     -3.61%       0.89%
           2010                  1.000%   2.600%     1.52     17.87  134,573,374     225,221,520      14.10%     15.94%       1.08%
           2009                  1.000%   2.600%     1.31     15.54  148,581,402     213,580,220      32.65%     34.31%       1.33%
           2008                  1.000%   2.250%     0.98     11.66  160,695,810     169,865,917     -43.89%    -43.19%       0.89%

FIDELITY VIP CONTRAFUND SERVICE CLASS 2
           2012                  1.002%   1.002%    16.30     16.30    2,809,729      45,799,255      14.98%     14.98%       1.18%
           2011                  1.002%   1.002%    14.18     14.18    2,663,559      37,759,124      -3.75%     -3.75%       0.83%
           2010                  1.002%   1.002%    14.73     14.73    2,489,255      36,664,509      15.76%     15.76%       1.09%
           2009                  1.002%   1.002%    12.72     12.72    2,204,664      28,051,498      34.12%     34.12%       1.29%
           2008                  1.002%   1.002%     9.49      9.49    1,716,918      16,288,383     -43.26%    -43.26%       0.95%

FIDELITY VIP GROWTH SERVICE CLASS
           2012                  1.000%   1.802%     0.97     16.22   58,833,644      60,098,130      12.44%     13.41%       0.49%
           2011                  1.000%   1.802%     0.85     14.41   64,044,588      57,631,090      -1.65%     -0.86%       0.25%
           2010                  1.000%   1.802%     0.86     14.65   69,316,062      62,750,757      21.82%     22.82%       0.18%
           2009                  1.000%   1.802%     0.71     12.03   74,660,083      55,044,200      25.86%     26.87%       0.33%
           2008                  1.000%   1.950%     0.56      9.56   86,377,028      50,262,461     -48.25%    -47.76%       0.67%

FIDELITY VIP GROWTH SERVICE CLASS 2
           2012                  1.002%   1.002%    13.29     13.29      523,708       6,962,439      13.26%     13.26%       0.37%
           2011                  1.002%   1.002%    11.74     11.74      474,303       5,567,265      -1.03%     -1.03%       0.14%
           2010                  1.002%   1.002%    11.86     11.86      403,557       4,786,152      22.63%     22.63%       0.03%
           2009                  1.002%   1.002%     9.67      9.67      342,456       3,312,066      26.69%     26.69%       0.23%
           2008                  1.002%   1.002%     7.63      7.63      264,007       2,015,447     -47.83%    -47.83%       0.78%

FIDELITY VIP MID CAP SERVICE CLASS 2
           2012                  1.000%   2.600%    13.78     15.55      170,734       2,621,899      11.62%     13.42%       0.37%
           2011                  1.000%   2.600%    12.34     13.71      205,209       2,781,296     -13.14%    -11.74%       0.02%
           2010                  1.000%   2.600%    14.57     15.53      208,051       3,201,804      25.83%     27.29%       0.13%
           2009                  1.000%   2.150%    11.68     12.20      191,639       2,324,412      37.05%     38.36%       0.45%
           2008                  1.000%   1.950%     8.52      8.82      194,597       1,707,223     -40.78%    -40.21%       0.26%

FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
           2012                  1.000%   2.600%    12.28     13.65      171,784       2,300,150       9.76%     11.53%       6.35%
           2011                  1.000%   2.600%    11.18     12.24      158,761       1,908,896      -0.24%      1.36%       5.57%
           2010                  1.000%   2.600%    11.21     12.07      165,820       1,975,515       9.78%     11.55%       6.65%
           2009                  1.000%   2.600%    10.21     10.82      156,006       1,671,551      32.12%     34.25%       9.24%
           2008                  1.000%   2.600%     7.73      8.06      186,582       1,490,914     -31.46%    -30.36%       5.38%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES CLASS 2

           2012                  1.000%   2.150% $  10.18  $  10.99      173,092  $    1,880,471      11.82%     13.11%       2.05%
           2011                  1.000%   2.150%     9.21      9.71      199,643       1,919,677      -2.95%     -2.03%       2.46%
           2010                  1.000%   1.950%     9.49      9.91      162,299       1,594,839       9.05%     10.09%       1.59%
           2009                  1.000%   1.950%     8.70      9.00      146,737       1,313,135      23.61%     24.79%       1.79%
           2008                  1.000%   1.950%     7.07      7.22      159,350       1,144,099     -38.23%    -37.73%       3.31%

FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
           2012                  1.000%   2.600%    16.86     19.03      285,857       5,345,180      12.11%     13.92%       6.47%
           2011                  1.000%   2.600%    15.04     16.71      311,832       5,133,788      -3.42%     -1.86%       5.45%
           2010                  1.000%   2.600%    15.57     17.02      300,300       5,057,989      11.51%     13.31%       1.44%
           2009                  1.000%   2.600%    14.38     15.02      328,937       4,896,774      16.39%     17.50%      13.72%
           2008                  1.000%   1.950%    12.43     12.79      302,488       3,844,918       4.31%      5.15%       3.57%

INVESCO V.I. CORE EQUITY SERIES I
           2012                  1.000%   1.300%    11.75     12.15        2,758          33,023      12.41%     12.75%       0.93%
           2011                  1.000%   1.300%    10.46     10.77        4,956          52,309      -1.36%     -1.06%       0.94%
           2010                  1.000%   1.300%    10.60     10.89        4,510          48,179       8.14%      8.47%       0.87%
           2009                  1.000%   1.300%     9.80     10.04        5,966          58,782      26.64%     27.02%       1.50%
           2008                  1.000%   1.300%     7.74      7.90        9,292          72,080     -31.04%    -30.84%       2.74%

INVESCO V.I. INTERNATIONAL GROWTH SERIES I
           2012                  1.000%   1.750%    19.19     20.92        2,643          52,970      13.53%     14.38%       1.39%
           2011                  1.000%   1.750%    16.90     18.29        3,075          54,149      -8.36%     -7.67%       1.53%
           2010                  1.000%   1.750%    18.45     19.80        2,906          55,655      10.91%     11.74%       2.05%
           2009                  1.000%   1.950%    16.39     17.72        8,429         145,153      32.63%     33.90%       1.32%
           2008                  1.000%   1.950%    12.36     13.24       10,792         139,920     -41.53%    -40.97%       0.54%

JANUS ASPEN SERIES WORLDWIDE INSTITUTIONAL CLASS
           2012                  0.550%   1.750%     1.14     10.99      163,224         220,292      18.00%     19.42%       0.92%
           2011                  0.550%   1.750%     0.95      9.24      142,830         167,088     -15.24%    -14.22%       0.62%
           2010                  0.550%   1.750%     1.11     10.82      137,617         187,915      13.83%     15.20%       0.59%
           2009                  0.550%   1.750%     0.96      9.43      160,111         189,149      35.31%     36.94%       1.31%
           2008                  0.550%   1.750%     0.70      6.92      323,198         260,587     -45.62%    -44.96%       1.19%

LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
           2012                  0.550%   2.600%     2.52     22.82   46,846,635     146,065,066      15.21%     17.60%       1.15%
           2011                  0.550%   2.600%     2.16     19.65   53,073,457     139,510,576       1.35%      3.45%       0.00%
           2010                  0.550%   2.600%     2.10     19.23   58,186,783     145,271,885      23.14%     25.69%       0.00%
           2009                  0.550%   2.600%     1.69     15.49   64,485,414     125,909,741      35.85%     37.57%       0.00%
           2008                  0.550%   1.802%     1.23     11.40   68,187,879      94,814,740     -40.22%    -39.47%       0.00%

LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
           2012                  0.550%   2.250%     3.29     16.19   85,068,038     295,268,330      14.38%     16.34%       0.64%
           2011                  0.550%   2.250%     2.85     14.09   96,664,105     289,696,194      -4.75%     -3.11%       0.93%
           2010                  0.550%   2.250%     2.97     14.73  108,428,498     336,944,711      15.31%     17.28%       0.97%
           2009                  0.550%   2.250%     2.55     12.71  121,966,160     324,548,680      20.56%     22.62%       1.18%
           2008                  0.550%   2.250%     2.09     10.50  139,450,741     304,075,336     -39.70%    -38.66%       1.45%

LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
           2012                  1.002%   1.002%    12.69     12.69      570,302       7,239,701      15.52%     15.52%       0.42%
           2011                  1.002%   1.002%    10.99     10.99      554,840       6,096,876      -3.78%     -3.78%       0.74%
           2010                  1.002%   1.002%    11.42     11.42      545,556       6,230,585      16.47%     16.47%       0.80%
           2009                  1.002%   1.002%     9.81      9.81      513,624       5,036,522      21.77%     21.77%       1.01%
           2008                  1.002%   1.002%     8.05      8.05      461,535       3,716,669     -39.09%    -39.09%       1.41%

LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
           2012     5/15/12      1.002%   1.302%    10.24     10.26      137,201       1,407,458       0.74%      2.45%       0.00%

LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
           2012     5/21/12      1.002%   1.002%    10.24     10.24       21,320         218,380       1.71%      1.71%       0.00%

LVIP CAPITAL GROWTH SERVICE CLASS
           2012                  1.000%   1.000%    10.25     10.25        4,038          41,376      17.59%     17.59%       0.00%
           2011                  1.000%   1.000%     8.71      8.71        1,335          11,632     -10.14%    -10.14%       0.00%
           2010                  1.000%   1.000%     9.70      9.70        1,156          11,208      17.49%     17.49%       0.00%
           2009                  1.000%   1.000%     8.25      8.25        1,290          10,645      33.19%     33.19%       0.08%
           2008                  1.000%   1.000%     6.20      6.20        4,696          29,102     -42.31%    -42.31%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
           2012                  1.002%   2.152% $   8.07  $   8.44    1,247,261  $   10,518,619      22.46%     23.44%       0.00%
           2011                  1.002%   1.802%     6.59      6.83    1,101,462       7,526,071     -10.30%     -9.58%       0.00%
           2010                  1.002%   1.802%     7.34      7.56    1,060,785       8,017,360      15.87%     16.80%       0.00%
           2009                  1.002%   1.802%     6.34      6.47      898,568       5,814,988      35.37%     36.46%       0.00%
           2008                  1.002%   1.802%     4.68      4.74      655,277       3,107,333     -43.07%    -42.61%       1.52%

LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
           2012                  1.000%   2.600%     7.60      8.32      498,262       4,128,013      21.20%     23.15%       0.00%
           2011                  1.000%   2.600%     6.27      6.76      455,675       3,065,319     -11.24%     -9.81%       0.00%
           2010                  1.000%   2.600%     7.07      7.49      396,148       2,956,711      14.65%     16.49%       0.00%
           2009                  1.000%   2.600%     6.30      6.43      291,612       1,869,424      35.04%     36.12%       0.00%
           2008                  1.000%   1.800%     4.66      4.72      184,483         869,931     -43.21%    -42.75%       1.34%

LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
           2012                  1.000%   1.800%     9.30      9.72       28,976         280,540       4.32%      5.15%       0.00%
           2011                  1.000%   1.800%     8.91      9.25       31,581         291,127      -9.47%     -8.75%       0.00%
           2010                  1.000%   1.800%    10.03     10.13       30,069         303,885      25.30%     25.67%       0.00%
           2009                  1.000%   1.300%     8.00      8.06       23,076         185,877      46.14%     46.58%       0.00%
           2008                  1.000%   1.300%     5.47      5.50       25,275         138,955     -50.09%    -49.94%       0.00%

LVIP DELAWARE BOND STANDARD CLASS
           2012                  0.550%   2.600%     9.89     18.14   30,192,293     320,143,014       3.87%      6.02%       1.97%
           2011                  0.550%   2.600%     9.40     17.18   33,318,623     334,381,944       4.88%      7.05%       3.33%
           2010                  0.550%   2.600%     8.85     16.12   37,044,897     348,818,183       5.70%      7.89%       3.37%
           2009                  0.550%   2.600%     8.26     15.01   40,260,631     352,396,046      16.26%     18.25%       4.23%
           2008                  0.550%   2.250%     7.04     12.75   45,357,833     335,604,648      -5.08%     -3.46%       4.59%

LVIP DELAWARE BOND SERVICE CLASS
           2012                  1.002%   1.002%    15.44     15.44    1,822,410      28,144,745       5.18%      5.18%       1.71%
           2011                  1.002%   1.002%    14.68     14.68    1,761,668      25,867,610       6.19%      6.19%       3.23%
           2010                  1.002%   1.002%    13.83     13.83    1,600,756      22,134,772       7.04%      7.04%       3.31%
           2009                  1.002%   1.002%    12.92     12.92    1,353,824      17,489,129      17.30%     17.30%       4.33%
           2008                  1.002%   1.002%    11.01     11.01    1,141,905      12,575,978      -4.22%     -4.22%       4.77%

LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
           2012                  1.000%   1.952%     9.92     10.05      127,527       1,280,221       2.12%      2.93%       1.57%
           2011     5/17/11      1.000%   1.800%     9.72      9.76       60,566         591,264      -2.47%     -0.24%       2.42%

LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
           2012                  1.000%   1.802%     4.24     16.94   26,732,328     119,140,883      11.27%     12.16%       1.73%
           2011                  1.000%   1.802%     3.79     15.23   30,434,378     120,916,415      -3.78%     -3.00%       2.04%
           2010                  1.000%   1.802%     3.92     15.83   34,534,572     141,737,955      10.47%     11.36%       2.67%
           2009                  1.000%   1.802%     3.53     14.33   39,459,380     145,249,902      29.64%     30.68%       1.65%
           2008                  1.000%   2.152%     2.71     11.05   46,239,559     130,488,766     -34.42%    -33.89%       6.25%

LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
           2012                  1.002%   1.002%    14.81     14.81      280,435       4,152,603      11.89%     11.89%       1.62%
           2011                  1.002%   1.002%    13.23     13.23      242,682       3,211,787      -3.25%     -3.25%       2.00%
           2010                  1.002%   1.002%    13.68     13.68      213,815       2,924,667      11.09%     11.09%       2.59%
           2009                  1.002%   1.002%    12.31     12.31      191,882       2,362,699      30.35%     30.35%       1.58%
           2008                  1.002%   1.002%     9.45      9.45      158,329       1,495,676     -34.05%    -34.05%       7.23%

LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION STANDARD CLASS
           2012                  0.550%   2.152%     7.43     15.92   32,844,175     256,683,780       8.28%     10.02%       2.39%
           2011                  0.550%   2.152%     6.80     14.65   36,571,206     261,019,073       0.06%      1.67%       6.31%
           2010                  0.550%   2.152%     6.74     14.59   41,066,974     289,557,453       8.08%      9.82%       1.68%
           2009                  0.550%   2.152%     6.18     13.45   46,270,649     298,489,104      20.23%     22.17%       2.86%
           2008                  0.550%   2.250%     5.10     11.15   52,644,737     279,056,184     -28.58%    -27.36%       2.37%

LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION SERVICE CLASS
           2012                  1.002%   1.002%    13.46     13.46      404,452       5,442,315       9.26%      9.26%       2.33%
           2011                  1.002%   1.002%    12.32     12.32      373,488       4,599,915       0.96%      0.96%       6.44%
           2010                  1.002%   1.002%    12.20     12.20      358,135       4,368,681       9.05%      9.05%       1.63%
           2009                  1.002%   1.002%    11.19     11.19      322,279       3,604,889      21.26%     21.26%       2.72%
           2008                  1.002%   1.002%     9.22      9.22      280,465       2,587,104     -27.94%    -27.94%       2.28%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE FOUNDATION MODERATE ALLOCATION STANDARD CLASS

           2012                  1.000%   1.800% $  13.79  $  14.19      248,443  $    3,520,946       9.32%     10.20%       2.65%
           2011                  1.000%   1.800%    12.61     12.87      201,137       2,586,958      -1.52%     -0.73%       2.99%
           2010                  1.000%   1.800%    12.97     12.97       92,080       1,193,855       9.90%      9.90%       3.59%
           2009      7/2/09      1.002%   1.002%    11.80     11.80       39,353         464,361      19.08%     19.08%       2.71%

LVIP DELAWARE FOUNDATION MODERATE ALLOCATION SERVICE CLASS
           2012                  1.002%   1.002%    14.05     14.05      189,612       2,664,576       9.93%      9.93%       2.68%
           2011                  1.002%   1.002%    12.78     12.78       81,916       1,047,214      -0.98%     -0.98%       3.11%
           2010                  1.002%   1.002%    12.91     12.91       28,868         372,699       9.62%      9.62%       4.19%
           2009     7/17/09      1.002%   1.002%    11.78     11.78        1,657          19,520      15.96%     15.96%       1.94%

LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
           2012                  0.550%   2.152%    12.53     16.77   63,867,906     904,929,778      12.86%     14.68%       1.06%
           2011                  0.550%   2.152%    11.06     14.80   72,003,912     893,602,339      -0.96%      0.64%       1.02%
           2010                  0.550%   2.152%    11.12     14.89   81,235,094   1,006,268,897      10.53%     12.32%       0.93%
           2009                  0.550%   2.152%    10.02     13.43   95,617,597   1,059,349,551      22.03%     24.00%       1.12%
           2008                  0.550%   2.152%     8.18     10.96  106,083,785     952,152,602     -37.14%    -36.12%       1.23%

LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
           2012                  1.002%   1.002%    13.47     13.47      369,852       4,980,773      13.77%     13.77%       0.79%
           2011                  1.002%   1.002%    11.84     11.84      348,565       4,125,913      -0.16%     -0.16%       0.76%
           2010                  1.002%   1.002%    11.86     11.86      313,340       3,715,040      11.42%     11.42%       0.65%
           2009                  1.002%   1.002%    10.64     10.64      298,312       3,174,304      23.00%     23.00%       0.86%
           2008                  1.002%   1.002%     8.65      8.65      251,942       2,179,614     -36.63%    -36.63%       1.03%

LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
           2012                  0.550%   2.152%     7.72     18.63   58,989,456     477,910,579      12.83%     14.65%       0.75%
           2011                  0.550%   2.152%     6.79     16.46   66,828,829     474,434,605      -1.50%      0.09%       0.74%
           2010                  0.550%   2.150%     6.83     16.65   75,130,706     535,442,674       9.20%     10.96%       0.59%
           2009                  0.550%   2.150%     6.20     15.19   85,534,742     551,755,780      27.49%     29.29%       0.69%
           2008                  0.550%   1.950%     4.83     11.90   97,127,360     486,687,455     -35.68%    -34.77%       0.86%

LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
           2012                  1.002%   1.002%    14.45     14.45      863,197      12,470,804      13.74%     13.74%       0.43%
           2011                  1.002%   1.002%    12.70     12.70      819,767      10,413,019      -0.71%     -0.71%       0.44%
           2010                  1.002%   1.002%    12.79     12.79      767,321       9,816,714      10.07%     10.07%       0.28%
           2009                  1.002%   1.002%    11.62     11.62      714,550       8,305,134      28.25%     28.25%       0.40%
           2008                  1.002%   1.002%     9.06      9.06      578,332       5,241,188     -35.29%    -35.29%       0.68%

LVIP DELAWARE SPECIAL OPPORTUNITIES STANDARD CLASS
           2012                  0.550%   2.600%    19.49     24.07   19,624,965     401,238,412      11.99%     14.31%       0.77%
           2011                  0.550%   2.600%    17.18     21.32   22,452,011     403,411,847      -7.63%     -5.72%       0.30%
           2010                  0.550%   2.600%    18.36     22.90   25,291,841     484,158,705      28.12%     29.92%       0.73%
           2009                  0.550%   1.950%    14.24     17.85   27,514,039     407,188,333      27.92%     29.73%       0.97%
           2008                  0.550%   1.950%    11.06     13.93   30,865,380     353,705,115     -37.86%    -36.98%       1.07%

LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
           2012                  1.002%   1.002%    17.95     17.95    1,313,488      23,574,052      13.39%     13.39%       0.44%
           2011                  1.002%   1.002%    15.83     15.83    1,316,748      20,841,395      -6.47%     -6.47%       0.00%
           2010                  1.002%   1.002%    16.92     16.92    1,238,824      20,965,162      28.88%     28.88%       0.42%
           2009                  1.002%   1.002%    13.13     13.13    1,135,475      14,909,897      28.69%     28.69%       0.69%
           2008                  1.002%   1.002%    10.20     10.20      962,052       9,816,088     -37.48%    -37.48%       0.88%

LVIP GLOBAL INCOME STANDARD CLASS
           2012                  1.002%   2.152%    11.91     12.49      692,280       8,637,323       5.40%      6.62%       1.96%
           2011                  1.002%   2.152%    11.30     11.71      686,822       8,039,207      -1.06%      0.08%       4.94%
           2010                  1.002%   2.152%    11.49     11.70      464,851       5,439,009       7.72%      8.58%       3.38%
           2009     5/29/09      1.002%   1.802%    10.67     10.78      207,871       2,240,533      -0.14%      7.40%       3.64%

LVIP GLOBAL INCOME SERVICE CLASS
           2012                  1.000%   1.950%    11.91     12.32      315,057       3,869,096       5.35%      6.36%       1.79%
           2011                  1.000%   1.950%    11.30     11.59      268,476       3,101,137      -1.12%     -0.17%       4.35%
           2010                  1.000%   2.150%    11.46     11.61      187,889       2,175,402       7.47%      8.33%       3.45%
           2009      6/5/09      1.000%   1.800%    10.66     10.71       41,369         443,069       2.34%      7.97%       3.29%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
           2012                  1.000%   1.800% $   9.68  $  10.13       21,138  $      212,324      11.44%     12.34%       0.00%
           2011                  1.000%   1.800%     8.69      9.01       22,430         200,806      -3.75%     -2.98%       0.00%
           2010                  1.000%   1.800%     9.19      9.29       19,613         181,071      22.84%     23.21%       0.00%
           2009                  1.000%   1.300%     7.48      7.54       23,644         177,941      22.75%     23.12%       0.36%
           2008                  1.000%   1.300%     6.10      6.12       19,453         118,999     -34.98%    -34.79%       0.26%

LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
           2012                  1.000%   1.800%     8.49      8.88       53,835         474,837      16.99%     17.93%       0.48%
           2011                  1.000%   1.800%     7.25      7.53       65,318         489,323     -11.71%    -11.00%       2.90%
           2010                  1.000%   1.800%     8.22      8.46       54,829         461,939      10.81%     11.70%       0.54%
           2009                  1.000%   1.800%     7.41      7.57       52,912         399,369      33.10%     34.16%       0.82%
           2008                  1.000%   1.800%     5.57      5.64       22,338         125,967     -49.98%    -49.58%       0.98%

LVIP MFS VALUE SERVICE CLASS
           2012                  1.000%   1.800%     9.30      9.72      202,115       1,957,803      13.97%     14.89%       0.92%
           2011                  1.000%   1.800%     8.16      8.46      233,328       1,968,008      -2.13%     -1.34%       1.20%
           2010                  1.000%   1.800%     8.35      8.58      216,506       1,852,632       9.38%     10.21%       1.19%
           2009                  1.000%   1.750%     7.72      7.79      153,505       1,193,688      19.11%     19.47%       2.31%
           2008                  1.000%   1.300%     6.49      6.52       33,430         217,697     -33.33%    -33.13%       0.96%

LVIP MID-CAP VALUE SERVICE CLASS
           2012                  1.000%   2.600%     8.77      9.59       31,745         301,661      20.64%     22.58%       0.13%
           2011                  1.000%   2.600%     7.27      7.83       35,192         273,189     -11.87%    -10.45%       0.00%
           2010                  1.000%   2.600%     8.25      8.74       28,861         250,424      20.42%     22.36%       0.01%
           2009                  1.000%   2.600%     6.99      7.14       27,624         196,119      39.55%     40.67%       0.32%
           2008                  1.000%   1.800%     5.08      5.08       14,340          72,712     -41.44%    -41.44%       0.09%

LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
           2012                  0.550%   2.600%     3.20     20.27   66,692,378     228,649,047       6.80%      9.02%       2.83%
           2011                  0.550%   2.600%     2.96     18.83   75,619,470     238,758,096      -6.68%     -4.74%       2.97%
           2010                  0.550%   2.600%     3.13     20.02   85,064,523     282,661,794      -0.17%      1.90%       3.25%
           2009                  0.550%   2.600%     3.09     19.89   97,780,309     319,915,547      18.66%     20.57%       3.30%
           2008                  0.550%   2.150%     2.58     16.71  112,211,692     305,352,394     -38.00%    -37.00%       4.65%

LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
           2012                  1.002%   1.002%    14.92     14.92    1,011,600      15,091,748       8.25%      8.25%       2.73%
           2011                  1.002%   1.002%    13.78     13.78      987,929      13,615,670      -5.41%     -5.41%       2.94%
           2010                  1.002%   1.002%    14.57     14.57      934,102      13,609,629       1.19%      1.19%       3.28%
           2009                  1.002%   1.002%    14.40     14.40      875,766      12,609,248      19.72%     19.72%       3.43%
           2008                  1.002%   1.002%    12.03     12.03      711,662       8,558,832     -37.44%    -37.44%       5.26%

LVIP MONEY MARKET STANDARD CLASS
           2012                  0.550%   2.152%     2.88     10.72   20,016,855      61,630,256      -2.10%     -0.52%       0.03%
           2011                  0.550%   2.152%     2.92     10.82   24,017,058      74,754,308      -2.10%     -0.52%       0.03%
           2010                  0.550%   2.152%     2.96     10.93   28,161,445      88,408,556      -2.08%     -0.50%       0.05%
           2009                  0.550%   2.152%     3.00     11.03   38,469,410     122,166,786      -1.83%     -0.25%       0.31%
           2008                  0.550%   2.150%     3.03     11.11   54,988,651     174,554,551       0.17%      1.78%       2.26%

LVIP MONEY MARKET SERVICE CLASS
           2012                  1.002%   1.002%    10.57     10.57      686,234       7,254,520      -0.97%     -0.97%       0.03%
           2011                  1.002%   1.002%    10.68     10.68      699,137       7,463,438      -0.97%     -0.97%       0.03%
           2010                  1.002%   1.002%    10.78     10.78      630,231       6,793,544      -0.95%     -0.95%       0.04%
           2009                  1.002%   1.002%    10.88     10.88      613,227       6,673,978      -0.92%     -0.92%       0.08%
           2008                  1.002%   1.002%    10.98     10.98      529,216       5,812,883       1.07%      1.07%       1.92%

LVIP PROTECTED PROFILE 2010 STANDARD CLASS
           2012                  1.002%   1.002%    11.57     11.57      335,780       3,885,665       7.46%      7.46%       2.10%
           2011                  1.002%   1.002%    10.77     10.77      387,190       4,169,518       0.24%      0.24%       0.78%
           2010                  1.002%   1.002%    10.74     10.74      435,943       4,683,268      10.36%     10.36%       1.09%
           2009                  1.002%   1.002%     9.73      9.73      418,949       4,078,365      23.16%     23.16%       1.97%
           2008                  1.002%   1.002%     7.90      7.90      336,470       2,659,465     -24.67%    -24.67%       2.22%

LVIP PROTECTED PROFILE 2010 SERVICE CLASS
           2012                  1.000%   1.002%    11.41     11.41      137,406       1,567,762       7.19%      7.19%       1.82%
           2011                  1.000%   1.002%    10.64     10.65      130,054       1,384,303      -0.01%     -0.01%       0.74%
           2010                  1.000%   1.002%    10.65     10.65      132,174       1,407,072      10.07%     10.08%       0.97%
           2009                  1.000%   1.002%     9.67      9.67      104,054       1,006,355      22.86%     22.86%       1.99%
           2008                  1.002%   1.002%     7.87      7.87       44,920         353,600     -24.86%    -24.86%       3.57%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP PROTECTED PROFILE 2020 STANDARD CLASS
           2012                  1.002%   1.002% $  10.99  $  10.99    1,017,093  $   11,176,392       7.30%      7.30%       2.03%
           2011                  1.002%   1.002%    10.24     10.24    1,054,925      10,803,426      -0.81%     -0.81%       0.74%
           2010                  1.002%   1.002%    10.32     10.32    1,035,281      10,688,321      10.92%     10.92%       0.95%
           2009                  1.002%   1.002%     9.31      9.31      876,489       8,158,448      24.41%     24.41%       2.00%
           2008                  1.002%   1.002%     7.48      7.48      654,490       4,896,911     -27.62%    -27.62%       1.93%

LVIP PROTECTED PROFILE 2020 SERVICE CLASS
           2012                  1.000%   1.002%    10.84     10.84      832,978       9,026,552       7.03%      7.03%       1.70%
           2011                  1.000%   1.002%    10.12     10.13      669,933       6,783,116      -1.05%     -1.05%       0.79%
           2010                  1.000%   1.002%    10.23     10.23      565,037       5,781,576      10.64%     10.64%       0.83%
           2009                  1.000%   1.002%     9.25      9.25      361,359       3,341,947      24.10%     24.10%       1.86%
           2008                  1.000%   1.800%     7.45      7.45      188,871       1,407,411     -27.80%    -27.80%       2.26%

LVIP PROTECTED PROFILE 2030 STANDARD CLASS
           2012                  1.002%   1.002%    10.62     10.62      580,789       6,170,018       6.82%      6.82%       1.85%
           2011                  1.002%   1.002%     9.95      9.95      543,380       5,403,985      -1.56%     -1.56%       0.67%
           2010                  1.002%   1.002%    10.10     10.10      456,119       4,607,851      11.42%     11.42%       0.89%
           2009                  1.002%   1.002%     9.07      9.07      370,300       3,357,316      26.67%     26.67%       1.85%
           2008                  1.002%   1.002%     7.16      7.16      282,378       2,021,081     -31.47%    -31.47%       1.32%

LVIP PROTECTED PROFILE 2030 SERVICE CLASS
           2012                  1.000%   1.002%    10.48     10.48      950,284       9,955,688       6.56%      6.56%       1.48%
           2011                  1.000%   1.002%     9.83      9.83      715,556       7,035,279      -1.80%     -1.80%       0.70%
           2010                  1.000%   1.002%    10.01     10.01      515,740       5,163,661      11.14%     11.14%       0.72%
           2009                  1.000%   1.002%     9.01      9.01      329,297       2,966,567      26.37%     26.38%       1.67%
           2008                  1.000%   1.800%     7.13      7.13      157,459       1,122,375     -31.64%    -31.64%       1.13%

LVIP PROTECTED PROFILE 2040 STANDARD CLASS
           2012                  1.002%   1.002%     9.89      9.89      214,599       2,122,649       6.06%      6.06%       1.68%
           2011                  1.002%   1.002%     9.33      9.33      209,803       1,956,728      -2.44%     -2.44%       0.63%
           2010                  1.002%   1.002%     9.56      9.56      190,506       1,821,248      12.53%     12.53%       0.87%
           2009                  1.002%   1.002%     8.50      8.50      138,078       1,173,026      29.65%     29.65%       1.61%
           2008                  1.002%   1.002%     6.55      6.55       69,977         458,541     -36.19%    -36.19%       0.54%

LVIP PROTECTED PROFILE 2040 SERVICE CLASS
           2012                  1.000%   1.002%     9.74      9.75      960,991       9,372,624       5.79%      5.79%       1.32%
           2011                  1.000%   1.002%     9.21      9.22      742,985       6,849,678      -2.69%     -2.68%       0.63%
           2010                  1.000%   1.002%     9.46      9.47      547,192       5,184,087      12.12%     12.25%       0.67%
           2009                  1.000%   1.002%     8.44      8.44      341,885       2,885,447      29.33%     29.33%       1.47%
           2008                  1.002%   1.002%     6.53      6.53      125,421         818,481     -36.35%    -36.35%       0.33%

LVIP PROTECTED PROFILE 2050 STANDARD CLASS
           2012                  1.002%   1.002%     9.67      9.67       10,970         106,058       4.95%      4.95%       1.58%
           2011     5/23/11      1.002%   1.002%     9.21      9.21        2,678          24,674      -6.63%     -6.63%       0.00%

LVIP PROTECTED PROFILE 2050 SERVICE CLASS
           2012                  1.002%   1.002%     9.63      9.63       43,273         416,659       4.69%      4.69%       1.25%
           2011     5/23/11      1.002%   1.002%     9.20      9.20        3,951          36,337      -6.78%     -6.78%       0.00%

LVIP PROTECTED PROFILE CONSERVATIVE STANDARD CLASS
           2012                  1.002%   2.152%    13.65     14.50    1,619,301      23,398,077       7.65%      8.68%       3.81%
           2011                  1.002%   1.952%    12.66     13.34    1,831,000      24,366,090       1.83%      2.65%       1.98%
           2010                  1.002%   1.802%    12.43     13.00    2,013,753      26,119,429       8.53%      9.40%       3.57%
           2009                  1.002%   1.802%    11.45     11.88    2,127,388      25,224,155      22.62%     23.60%       4.26%
           2008                  1.002%   2.152%     9.22      9.61    2,064,342      19,822,477     -20.18%    -19.25%       2.10%

LVIP PROTECTED PROFILE CONSERVATIVE SERVICE CLASS
           2012                  1.000%   2.600%    12.61     14.23    1,278,972      18,138,246       6.69%      8.41%       3.73%
           2011                  1.000%   2.600%    11.82     13.12    1,257,036      16,439,721       0.77%      2.40%       1.76%
           2010                  1.000%   2.600%    12.26     12.82    1,215,689      15,524,092       8.26%      9.13%       3.62%
           2009                  1.000%   1.800%    11.32     11.74    1,010,999      11,841,052      22.32%     23.31%       4.42%
           2008                  1.000%   1.800%     9.26      9.52      688,639       6,541,829     -20.10%    -19.46%       2.39%

LVIP PROTECTED PROFILE GROWTH STANDARD CLASS
           2012                  1.002%   1.802%    12.44     13.21    2,089,304      27,604,350       7.19%      8.06%       2.54%
           2011                  1.002%   1.802%    11.60     12.23    2,396,199      29,299,510      -1.79%     -1.00%       1.93%
           2010                  1.002%   1.802%    11.82     12.35    2,527,113      31,213,441      10.71%     11.60%       2.80%
           2009                  1.002%   1.802%    10.67     11.07    2,646,317      29,289,716      26.72%     27.74%       4.52%
           2008                  1.002%   1.802%     8.42      8.67    2,819,467      24,430,353     -34.61%    -34.08%       1.04%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP PROTECTED PROFILE GROWTH SERVICE CLASS
           2012                  1.000%   2.750% $  11.49  $  13.43    3,189,436  $   41,229,988       5.92%      7.79%       2.39%
           2011                  1.000%   2.750%    10.83     12.03    3,008,663      36,097,034      -2.81%     -1.24%       1.74%
           2010                  1.000%   2.600%    11.14     12.18    2,888,590      35,090,296       9.54%     11.31%       2.72%
           2009                  1.000%   2.600%    10.17     10.95    2,496,004      27,266,279      25.41%     27.43%       4.61%
           2008                  1.000%   2.600%     8.11      8.59    1,890,358      16,192,398     -35.29%    -34.24%       0.85%

LVIP PROTECTED PROFILE MODERATE STANDARD CLASS
           2012                  1.002%   1.952%    13.19     14.01    3,041,510      42,523,278       7.47%      8.50%       3.24%
           2011                  1.002%   1.952%    12.25     12.91    3,286,877      42,365,936      -0.64%      0.16%       1.74%
           2010                  1.002%   1.802%    12.33     12.89    3,557,676      45,794,257       9.96%     10.84%       2.96%
           2009                  1.002%   1.802%    11.21     11.63    3,542,601      41,156,295      25.75%     26.76%       4.42%
           2008                  1.002%   1.802%     8.92      9.17    3,519,126      32,264,427     -27.93%    -27.35%       1.99%

LVIP PROTECTED PROFILE MODERATE SERVICE CLASS
           2012                  1.000%   2.600%    12.18     13.75    3,481,487      47,603,181       6.51%      8.23%       3.09%
           2011                  1.000%   2.600%    11.43     12.70    3,275,423      41,397,035      -1.68%     -0.09%       1.54%
           2010                  1.000%   2.600%    11.63     12.71    3,145,461      39,803,203       8.81%     10.57%       2.82%
           2009                  1.000%   2.600%    10.69     11.50    2,794,082      31,988,181      24.45%     26.46%       4.43%
           2008                  1.000%   2.600%     8.59      9.09    2,092,567      18,945,378     -28.69%    -27.54%       1.98%

LVIP SSgA BOND INDEX STANDARD CLASS
           2012                  1.002%   2.152%    11.49     11.83      523,545       6,187,764       2.00%      2.82%       2.32%
           2011                  1.002%   1.802%    11.26     11.50      685,085       7,878,164       5.48%      6.33%       4.21%
           2010                  1.002%   1.802%    10.77     10.82      399,942       4,325,700       4.61%      4.91%       2.35%
           2009     5/19/09      1.002%   1.302%    10.29     10.31      193,961       1,999,805      -0.25%      3.04%       3.23%

LVIP SSgA BOND INDEX SERVICE CLASS
           2012                  1.000%   1.950%    11.33     12.33      151,615       1,802,673       1.60%      2.57%       2.33%
           2011                  1.000%   1.950%    11.43     12.02      127,440       1,487,506       5.22%      6.07%       3.31%
           2010                  1.000%   1.800%    10.77     11.33       97,162       1,078,531       3.82%      4.65%       2.10%
           2009                  1.000%   1.800%    10.78     10.83       41,215         439,743       2.91%      3.22%       2.45%
           2008      7/2/08      1.000%   1.300%    10.48     10.49        3,388          35,526       4.14%      4.33%       0.21%

LVIP SSgA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
           2012                  1.000%   1.800%     8.93      9.26        9,196          84,813      11.34%     12.24%       2.43%
           2011                  1.000%   1.800%     8.02      8.25        9,402          77,322     -13.92%    -13.23%       2.48%
           2010                  1.000%   1.800%     9.51      9.51        6,289          59,600       5.93%      5.93%       1.04%
           2009                  1.000%   1.000%     8.97      8.97        3,247          29,132      42.89%     42.89%       1.28%
           2008    11/26/08      1.000%   1.000%     6.28      6.28          309           1,942       9.37%      9.37%       1.10%

LVIP SSgA EMERGING MARKETS 100 STANDARD CLASS
           2012                  1.002%   2.152%    16.26     16.95    1,488,885      25,226,202      10.26%     11.53%       2.56%
           2011                  1.002%   2.152%    14.88     15.19    1,522,850      23,136,050     -16.46%    -15.79%       2.46%
           2010                  1.002%   1.802%    17.96     18.04    1,677,789      30,269,313      26.12%     26.48%       1.42%
           2009     5/18/09      1.002%   1.302%    14.24     14.26    1,222,602      17,439,331      36.14%     42.64%       1.87%

LVIP SSgA EMERGING MARKETS 100 SERVICE CLASS
           2012                  1.000%   1.800%    12.95     16.80      340,653       5,532,684      10.38%     11.27%       2.58%
           2011                  1.000%   1.800%    11.73     15.10      265,558       3,808,114     -16.67%    -16.00%       2.57%
           2010                  1.000%   1.950%    14.03     17.97      200,473       3,342,773      24.99%     26.18%       1.31%
           2009     1/13/09      1.000%   1.950%    11.22     14.24       71,159         943,216       0.82%    101.17%       2.34%

LVIP SSgA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
           2012                  1.002%   1.302%    12.17     12.45      832,156      10,356,862       9.71%     10.04%       3.35%
           2011                  1.002%   1.302%    11.09     11.31      958,333      10,838,659      -1.07%     -0.78%       1.29%
           2010                  1.002%   1.302%    11.21     11.40    1,115,527      12,715,080       7.33%      7.65%       1.03%
           2009                  1.002%   1.302%    10.44     10.59    1,203,384      12,741,744      29.10%     29.49%       6.89%
           2008                  1.002%   1.302%     8.09      8.18    1,183,104       9,674,275     -41.23%    -41.05%       0.61%

LVIP SSgA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
           2012                  1.000%   2.150%    11.19     12.21    1,400,696      17,094,709       8.52%      9.77%       3.26%
           2011                  1.000%   2.150%    10.56     11.13    1,357,059      15,087,481      -1.82%     -1.03%       1.09%
           2010                  1.000%   1.800%    10.75     11.24    1,307,694      14,697,531       6.54%      7.40%       0.86%
           2009                  1.000%   1.800%    10.32     10.47    1,120,549      11,727,114      28.78%     29.17%       7.12%
           2008                  1.000%   1.300%     8.10      8.10      765,879       6,205,575     -41.21%    -41.21%       0.34%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA INTERNATIONAL INDEX STANDARD CLASS
           2012                  1.002%   1.802% $  13.02  $  13.40      130,295  $    1,745,605      16.03%     16.95%       2.18%
           2011                  1.002%   1.802%    11.22     11.46       95,216       1,090,741     -13.94%    -13.25%       1.06%
           2010                  1.002%   1.802%    13.14     13.21      107,456       1,418,980       5.66%      5.98%       1.84%
           2009     5/22/09      1.002%   1.302%    12.44     12.46       59,994         747,604       5.73%     22.45%       2.19%

LVIP SSgA INTERNATIONAL INDEX SERVICE CLASS
           2012                  1.000%   1.002%     8.65     13.28       63,207         750,747      16.64%     16.64%       1.82%
           2011                  1.000%   1.002%     7.41     11.38       55,711         533,247     -13.46%    -13.46%       1.20%
           2010                  1.000%   1.002%     8.56     13.15       39,792         410,036       5.71%      5.72%       1.46%
           2009     3/20/09      1.000%   1.002%     8.10     12.44       25,397         227,386      20.35%     52.74%       2.36%

LVIP SSgA LARGE CAP 100 SERVICE CLASS
           2012                  1.000%   1.300%    12.15     12.32        5,944          72,886      10.50%     10.83%       0.82%
           2011                  1.000%   1.300%    11.12     11.12       17,285         191,921       1.05%      1.05%       1.46%
           2010                  1.000%   1.800%    11.00     11.00       14,119         155,303      17.71%     17.71%       1.29%
           2009      1/9/09      1.000%   1.000%     9.35      9.35        4,915          45,935      34.80%     34.80%       1.37%

LVIP SSgA S&P 500 INDEX STANDARD CLASS
           2012                  1.000%   2.152%     9.23     11.80    1,312,712      13,106,644      13.19%     14.50%       0.97%
           2011                  1.000%   2.152%     8.15     10.30    1,343,219      11,731,598     -0.32%       0.84%       0.90%
           2010                  1.000%   2.152%     8.18     10.22    1,374,516      11,923,148      12.29%     13.59%       1.16%
           2009                  1.000%   2.152%     7.45      8.99    1,332,662      10,177,249      23.86%     24.85%       1.60%
           2008                  1.000%   1.800%     5.98      7.20      909,990       5,543,710     -38.01%    -37.82%       4.97%

LVIP SSgA S&P 500 INDEX SERVICE CLASS
           2012                  1.002%   1.002%     9.70      9.70      423,161       4,106,089      14.21%     14.21%       0.84%
           2011                  1.002%   1.002%     8.50      8.50      316,461       2,688,728       0.58%      0.58%       0.74%
           2010                  1.002%   1.002%     8.45      8.45      217,056       1,833,468      13.31%     13.31%       1.10%
           2009                  1.002%   1.002%     7.45      7.45      135,174       1,007,714      24.53%     24.53%       1.48%
           2008                  1.002%   1.002%     5.99      5.99       65,297         390,908     -37.97%    -37.97%       7.66%

LVIP SSgA SMALL-CAP INDEX STANDARD CLASS
           2012                  1.002%   2.152%     9.71     16.53      622,031       6,321,743      13.65%     14.74%       0.73%
           2011                  1.002%   1.952%     8.53      8.85      613,138       5,431,286      -6.27%     -5.51%       0.31%
           2010                  1.002%   1.802%     9.27      9.37      739,338       6,925,628      24.56%     24.93%       0.56%
           2009                  1.002%   1.302%     7.44      7.50      513,407       3,849,989      24.39%     24.77%       0.76%
           2008                  1.002%   1.302%     5.98      6.01      402,227       2,417,577     -34.83%    -34.63%       1.16%

LVIP SSgA SMALL-CAP INDEX SERVICE CLASS
           2012                  1.000%   2.600%     9.16     10.02      287,342       2,862,921      12.64%     14.46%       0.45%
           2011                  1.000%   2.600%     8.13      8.75      292,747       2,551,718      -7.25%     -5.75%       0.10%
           2010                  1.000%   2.600%     8.76      9.28      270,373       2,502,715      22.65%     24.62%       0.36%
           2009                  1.000%   2.600%     7.30      7.45      163,686       1,217,902      23.46%     24.46%       0.69%
           2008                  1.000%   1.800%     5.91      5.99       59,120         353,754     -35.31%    -34.79%       0.99%

LVIP SSgA SMALL-MID CAP 200 SERVICE CLASS
           2012                  1.000%   1.800%    14.34     14.87       39,199         580,939      11.52%     12.41%       2.23%
           2011                  1.000%   1.800%    12.86     13.22       44,574         588,073      -4.20%     -3.43%       1.42%
           2010                  1.000%   1.800%    13.44     13.69       40,100         548,754      25.22%     26.16%       1.55%
           2009     1/13/09      1.000%   1.750%    10.73     10.85       32,454         352,192      32.43%     59.58%       2.82%

LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
           2012                  1.000%   2.150%     9.91     15.99       61,432         652,411      15.51%     16.84%       0.00%
           2011                  1.000%   2.150%     8.58      9.05       55,168         502,505      -3.98%     -2.87%       0.00%
           2010                  1.000%   2.150%     8.94      9.32       45,210         420,139      13.96%     15.28%       0.00%
           2009                  1.000%   2.150%     8.02      8.08       43,499         350,970      40.89%     41.31%       0.00%
           2008                  1.000%   1.300%     5.69      5.72       12,048          68,885     -42.74%    -42.57%       0.00%

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
           2012                  1.000%   2.152%     2.07     21.39   66,453,089     144,897,203      13.83%     15.15%       0.00%
           2011                  1.000%   2.152%     1.80     18.72   75,107,179     142,177,247      -5.72%     -4.82%       0.00%
           2010                  1.000%   1.950%     1.90     19.83   83,519,521     165,991,250      26.08%     27.09%       0.00%
           2009                  1.000%   1.802%     1.50     15.73   90,627,212     141,672,810      43.73%     44.89%       0.10%
           2008                  1.000%   1.802%     1.04     10.94   92,177,120      99,366,833     -43.80%    -43.35%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
           2012                  1.002%   1.002% $  16.50  $  16.50      412,652  $    6,808,778      14.86%     14.86%       0.00%
           2011                  1.002%   1.002%    14.37     14.37      388,013       5,574,005      -5.07%     -5.07%       0.00%
           2010                  1.002%   1.002%    15.13     15.13      328,962       4,978,146      26.78%     26.78%       0.00%
           2009                  1.002%   1.002%    11.94     11.94      261,926       3,126,346      44.51%     44.51%       0.00%
           2008                  1.002%   1.002%     8.26      8.26      155,800       1,286,808     -43.49%    -43.49%       0.00%

LVIP TEMPLETON GROWTH RPM SERVICE CLASS
           2012                  1.000%   1.800%     8.82      9.22       37,470         342,104      18.76%     19.71%       1.75%
           2011                  1.000%   1.800%     7.42      7.70       38,986         298,021      -5.06%     -4.30%       1.96%
           2010                  1.000%   1.800%     7.83      8.05       36,052         288,617       4.46%      5.25%       1.69%
           2009                  1.000%   1.750%     7.50      7.65       32,479         247,647      25.59%     26.53%       1.77%
           2008                  1.000%   1.750%     6.02      6.04       27,985         168,688     -38.70%    -38.52%       2.02%

LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
           2012                  0.550%   2.152%     2.72     16.31   86,510,764     246,945,667      13.91%     15.75%       0.00%
           2011                  0.550%   2.152%     2.37     14.27   97,750,756     242,129,354      -7.69%     -6.20%       0.21%
           2010                  0.550%   2.150%     2.54     15.40  110,441,528     292,870,274       8.98%     10.74%       0.72%
           2009                  0.550%   2.150%     2.31     14.08  123,185,079     296,244,494      36.05%     37.77%       0.85%
           2008                  0.550%   1.802%     1.69     10.35  136,720,126     239,646,675     -41.88%    -41.15%       0.65%

LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
           2012                  1.002%   1.002%    13.48     13.48      141,498       1,907,866      14.95%     14.95%       0.00%
           2011                  1.002%   1.002%    11.73     11.73      126,905       1,488,624      -6.86%     -6.86%       0.00%
           2010                  1.002%   1.002%    12.59     12.59      116,723       1,470,092       9.97%      9.97%       0.52%
           2009                  1.002%   1.002%    11.45     11.45      116,208       1,330,936      36.79%     36.79%       0.93%
           2008                  1.002%   1.002%     8.37      8.37       78,304         655,593     -41.56%    -41.56%       0.57%

LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
           2012                  1.002%   1.302%    10.62     10.67      238,160       2,541,991      13.39%     13.73%       1.68%
           2011     5/17/11      1.002%   1.302%     9.37      9.39       69,801         655,060      -5.98%      0.74%       0.79%

LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
           2012                  1.002%   1.302%     9.87      9.87      196,233       1,936,559      17.85%     17.85%       5.08%
           2011     5/17/11      1.002%   1.002%     8.37      8.37       62,336         521,993     -16.44%    -16.44%       0.00%

MFS VIT CORE EQUITY INITIAL CLASS
           2012                  1.000%   1.000%    12.74     12.74          693           8,832      15.07%     15.07%       0.78%
           2011                  1.000%   1.000%    11.07     11.07          720           7,972      -2.00%     -2.00%       0.96%
           2010                  1.000%   1.000%    11.30     11.30          751           8,480      16.05%     16.05%       1.09%
           2009                  1.000%   1.000%     9.73      9.73          785           7,639      31.11%     31.11%       1.41%
           2008                  1.000%   1.000%     7.42      7.42        2,343          17,391     -39.76%    -39.76%       0.78%

MFS VIT TOTAL RETURN INITIAL CLASS
           2012                  1.000%   2.150%    14.04     15.43      112,520       1,699,843       8.89%     10.15%       2.79%
           2011                  1.000%   2.150%    12.84     14.12      119,022       1,633,681      -0.39%      0.76%       2.36%
           2010                  1.000%   2.150%    12.84     14.12      144,923       1,970,440       7.59%      8.84%       3.02%
           2009                  1.000%   2.150%    11.89     13.08      137,285       1,722,113      15.92%     16.85%       3.66%
           2008                  1.000%   1.800%    10.25     11.28      137,735       1,478,274     -23.52%    -22.91%       3.15%

MFS VIT UTILITIES INITIAL CLASS
           2012                  1.000%   2.600%     2.09     37.78   74,117,662     165,775,160      10.57%     12.36%       6.67%
           2011                  1.000%   2.600%     1.86     33.90   86,143,351     171,274,491       4.04%      5.72%       3.17%
           2010                  1.000%   2.600%     1.77     32.32   94,799,023     177,937,825      10.89%     12.68%       3.25%
           2009                  1.000%   2.600%     1.57     28.92  113,649,833     189,174,002      29.80%     31.89%       4.98%
           2008                  1.000%   2.600%     1.20     22.10  132,048,365     166,633,469     -39.27%    -38.29%       1.55%

MFS VIT UTILITIES SERVICE CLASS
           2012                  1.002%   1.002%    25.85     25.85    1,161,080      30,016,013      12.08%     12.08%       6.50%
           2011                  1.002%   1.002%    23.06     23.06    1,134,733      26,172,207       5.44%      5.44%       3.06%
           2010                  1.002%   1.002%    21.87     21.87    1,104,759      24,165,411      12.38%     12.38%       2.90%
           2009                  1.002%   1.002%    19.46     19.46    1,007,078      19,602,196      31.54%     31.54%       4.38%
           2008                  1.002%   1.002%    14.80     14.80      802,348      11,872,243     -38.43%    -38.43%       1.24%

NB AMT LARGE CAP VALUE I CLASS
           2012                  0.550%   0.550%     1.50      1.50       17,462          26,161      15.96%     15.96%       0.44%
           2011                  0.550%   0.550%     1.29      1.29       42,857          55,370     -11.84%    -11.84%       0.00%
           2010                  0.550%   0.550%     1.47      1.47       44,075          64,596      15.03%     15.03%       0.74%
           2009                  0.550%   0.550%     1.27      1.27       18,717          23,847      55.22%     55.22%       2.69%
           2008                  0.550%   0.550%     0.82      0.82       18,435          15,132     -52.65%    -52.65%       0.54%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS           NET         TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING      ASSETS      RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
NB AMT MID CAP GROWTH I CLASS
           2012                  0.550%   2.600% $   1.57  $  21.49   59,349,440  $  108,181,521       9.53%     11.80%       0.00%
           2011                  0.550%   2.600%     1.42     19.47   69,354,305     112,166,765      -2.11%     -0.08%       0.00%
           2010                  0.550%   2.600%     1.43     19.73   79,759,166     127,939,637      25.79%     28.39%       0.00%
           2009                  0.550%   2.600%     1.12     15.56   86,976,558     107,883,375      28.22%     30.88%       0.00%
           2008                  0.550%   2.600%     0.86     12.04   99,063,496      93,082,641     -44.83%    -43.68%       0.00%

NB AMT MID CAP INTRINSIC VALUE I CLASS
           2012                  1.000%   2.250%    17.94     20.18        8,197         156,481      12.96%     14.38%       0.52%
           2011                  1.000%   2.250%    15.81     17.79       12,231         205,845      -8.58%     -7.43%       0.66%
           2010                  1.000%   2.250%    17.20     19.37       12,853         234,625      23.38%     24.93%       0.66%
           2009                  1.000%   2.250%    13.87     15.63       22,599         330,005      43.30%     45.10%       1.74%
           2008                  1.000%   2.600%     9.49     10.86       35,716         360,023     -47.21%    -46.36%       1.15%

PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
           2012                  1.000%   2.250%    14.06     14.71        8,812         129,226       2.79%      4.08%       2.41%
           2011                  1.000%   2.250%    14.02     14.13        9,411         132,731      -8.74%     -8.46%      13.85%
           2010                  1.000%   1.300%    15.44     15.44        8,473         130,450      23.01%     23.01%      15.50%
           2009      7/2/09      1.000%   1.000%    12.55     12.55        2,992          37,552      22.90%     22.90%       5.48%

PIMCO VIT TOTAL RETURN ADMINISTRATIVE CLASS
           2012                  1.002%   2.152%    10.83     10.88    1,546,344      16,821,289       8.17%      8.50%       2.54%
           2011     5/16/11      1.002%   1.302%    10.01     10.03      560,503       5,620,061      -0.02%      0.27%       1.78%

PUTNAM VT GLOBAL HEALTH CARE CLASS IB
           2012                  1.000%   1.300%    13.06     13.50        5,753          77,456      20.68%     21.05%       1.32%
           2011                  1.000%   1.300%    10.82     11.15        6,463          71,925      -2.45%     -2.16%       0.88%
           2010                  1.000%   1.300%    11.10     11.40        8,177          92,910       1.14%      1.45%       1.86%
           2009                  1.000%   1.300%    10.97     11.24        8,874          99,442      24.38%     24.75%       0.00%
           2008                  1.000%   1.300%     8.82      9.01       11,633         104,589     -18.15%    -17.90%       0.00%

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE CLASS 2
           2012                  1.000%   1.750%    11.82     12.80       14,533         179,831      17.40%     18.28%       1.34%
           2011                  1.000%   1.800%    10.07     10.82       15,528         166,828      -3.85%     -3.13%       0.57%
           2010                  1.000%   1.750%    10.47     11.17       11,884         129,437      11.85%     12.70%       0.83%
           2009                  1.000%   1.750%     9.36      9.91       10,584         102,244      14.83%     15.70%       2.05%
           2008                  1.000%   1.750%     8.15      8.57        9,970          83,369     -37.57%    -37.10%       1.88%

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH CLASS 2
           2010                  0.000%   0.000%       --        --           --              --       0.00%      0.00%       0.66%
           2009                  1.000%   1.750%     9.18      9.72       16,370         156,912      40.89%     41.95%       0.45%
           2008                  1.000%   1.750%     6.52      6.85        6,970          46,363     -40.05%    -39.60%       0.27%

WELLS FARGO ADVANTAGE VT OMEGA GROWTH CLASS 2
           2012                  1.000%   1.800%    11.39     15.02        7,418          91,663      18.25%     19.19%       0.00%
           2011                  1.000%   1.800%     9.63     10.35       11,603         118,249      -7.18%     -6.48%       0.00%
           2010     7/16/10      1.000%   1.750%    10.37     11.07        9,034          97,117      25.89%     26.32%       0.00%

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH CLASS 2
           2012                  1.000%   1.750%    16.41     17.77       16,182         282,742       6.00%      6.80%       0.00%
           2011                  1.000%   1.750%    15.48     16.64       19,481         320,040      -6.25%     -5.55%       0.00%
           2010                  1.000%   1.750%    16.51     17.61       27,081         472,081      24.58%     25.51%       0.00%
           2009                  1.000%   1.750%    13.25     14.03       31,231         435,575      50.00%     51.13%       0.00%
           2008                  1.000%   1.750%     8.84      9.29       29,550         272,228     -42.44%    -42.01%       0.00%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2012:

                                                                                          AGGREGATE        AGGREGATE
                                                                                           COST OF          PROCEEDS
                                                                                          PURCHASES        FROM SALES
-----------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                  $     2,149,184  $     4,472,558
ABVPSF Growth and Income Class B                                                             3,508,823        5,544,758
ABVPSF International Value Class B                                                              49,674           78,098
ABVPSF Small/Mid Cap Value Class A                                                              99,826          185,165
American Century VP Inflation Protection Class I                                             8,227,592        7,529,637
American Century VP Inflation Protection Class II                                            4,202,581        1,264,831
American Century VP International Class I                                                        1,633           17,580
American Funds Global Growth Class 2                                                         3,053,431        9,454,950
American Funds Growth Class 2                                                                4,798,608       72,206,395
American Funds Growth-Income Class 2                                                         6,685,767       19,349,307
American Funds International Class 2                                                         4,117,303       28,863,475
BlackRock Global Allocation V.I. Class I                                                     2,904,641        2,960,215
BlackRock Global Allocation V.I. Class III                                                   2,961,851          714,230
Delaware VIP Diversified Income Standard Class                                              13,271,764       19,272,215
Delaware VIP Diversified Income Service Class                                                7,041,780        3,115,385
Delaware VIP Emerging Markets Service Class                                                    256,826          486,839
Delaware VIP High Yield Standard Class                                                      11,692,219        6,160,171
Delaware VIP High Yield Service Class                                                        3,315,233        1,102,601
Delaware VIP Limited-Term Diversified Income Service Class                                     564,758          743,315
Delaware VIP REIT Standard Class                                                             8,253,879       15,997,674
Delaware VIP REIT Service Class                                                              1,979,211        2,030,728
Delaware VIP Small Cap Value Service Class                                                  16,766,723       26,766,051
Delaware VIP Smid Cap Growth Standard Class                                                 16,818,204       36,829,553
Delaware VIP Smid Cap Growth Service Class                                                   2,820,589        1,521,961
Delaware VIP U.S. Growth Service Class                                                          27,975           41,900
Delaware VIP Value Standard Class                                                            4,736,429       13,172,922
Delaware VIP Value Service Class                                                             2,347,603          674,066
DWS Alternative Asset Allocation VIP Class A                                                 1,422,336          625,935
DWS Alternative Asset Allocation VIP Class B                                                   794,815           75,186
DWS Equity 500 Index VIP Class A                                                             4,368,872       19,405,495
DWS Equity 500 Index VIP Class B                                                             2,478,296        1,039,246
DWS Small Cap Index VIP Class A                                                              1,318,567        6,558,651
DWS Small Cap Index VIP Class B                                                                716,069          699,374
Fidelity VIP Contrafund Service Class                                                        3,580,083       24,790,009
Fidelity VIP Contrafund Service Class 2                                                      4,166,967        1,805,880
Fidelity VIP Growth Service Class                                                            4,744,869        9,969,805
Fidelity VIP Growth Service Class 2                                                          1,380,714          717,137
Fidelity VIP Mid Cap Service Class 2                                                           377,393          704,229

                                                                                          AGGREGATE        AGGREGATE
                                                                                           COST OF          PROCEEDS
                                                                                          PURCHASES        FROM SALES
-----------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income Securities Class 2                                              $       552,863  $       278,017
FTVIPT Mutual Shares Securities Class 2                                                        154,221          419,313
FTVIPT Templeton Global Bond Securities Class 2                                                604,372          785,985
Invesco V.I. Core Equity Series I                                                                  487           26,024
Invesco V.I. International Growth Series I                                                         761            8,662
Janus Aspen Series Worldwide Institutional Class                                                57,624           37,104
LVIP Baron Growth Opportunities Service Class                                                9,453,855       18,054,377
LVIP BlackRock Equity Dividend RPM Standard Class                                            1,768,178       39,938,832
LVIP BlackRock Equity Dividend RPM Service Class                                               736,155          596,772
LVIP BlackRock Inflation Protected Bond Standard Class                                       1,634,709          237,365
LVIP BlackRock Inflation Protected Bond Service Class                                          220,146            3,664
LVIP Capital Growth Service Class                                                              108,244           75,980
LVIP Clarion Global Real Estate Standard Class                                               2,917,388        1,764,091
LVIP Clarion Global Real Estate Service Class                                                  664,855          372,518
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                            44,137           70,079
LVIP Delaware Bond Standard Class                                                           15,598,133       35,391,534
LVIP Delaware Bond Service Class                                                             4,067,100        2,283,045
LVIP Delaware Diversified Floating Rate Service Class                                          929,612          261,137
LVIP Delaware Foundation Aggressive Allocation Standard Class                                2,302,388       16,377,972
LVIP Delaware Foundation Aggressive Allocation Service Class                                   937,841          371,807
LVIP Delaware Foundation Conservative Allocation Standard Class                              7,926,429       32,174,507
LVIP Delaware Foundation Conservative Allocation Service Class                                 853,990          351,702
LVIP Delaware Foundation Moderate Allocation Standard Class                                  1,112,040          423,436
LVIP Delaware Foundation Moderate Allocation Service Class                                   1,594,579          105,343
LVIP Delaware Growth and Income Standard Class                                              10,284,965      118,482,567
LVIP Delaware Growth and Income Service Class                                                  644,207          372,305
LVIP Delaware Social Awareness Standard Class                                               36,768,882       62,738,841
LVIP Delaware Social Awareness Service Class                                                 2,190,698          800,415
LVIP Delaware Special Opportunities Standard Class                                          50,200,236       57,696,079
LVIP Delaware Special Opportunities Service Class                                            4,035,368        1,568,002
LVIP Global Income Standard Class                                                            1,805,778        1,641,875
LVIP Global Income Service Class                                                             1,119,558          521,164
LVIP JPMorgan Mid Cap Value RPM Service Class                                                   36,526           51,456
LVIP MFS International Growth Service Class                                                     18,045          117,997
LVIP MFS Value Service Class                                                                   116,146          409,033
LVIP Mid-Cap Value Service Class                                                                 6,108           40,028
LVIP Mondrian International Value Standard Class                                             6,436,142       30,062,290
LVIP Mondrian International Value Service Class                                              1,575,310        1,004,587
LVIP Money Market Standard Class                                                            13,005,553       26,643,360
LVIP Money Market Service Class                                                              2,834,551        3,066,222
LVIP Protected Profile 2010 Standard Class                                                   1,015,481        1,362,788
LVIP Protected Profile 2010 Service Class                                                      415,548          319,723
LVIP Protected Profile 2020 Standard Class                                                   2,931,507        2,970,963
LVIP Protected Profile 2020 Service Class                                                    2,459,875          682,013
LVIP Protected Profile 2030 Standard Class                                                   1,507,907        1,058,909
LVIP Protected Profile 2030 Service Class                                                    2,832,929          412,965
LVIP Protected Profile 2040 Standard Class                                                     426,740          362,716
LVIP Protected Profile 2040 Service Class                                                    2,680,450          547,776
LVIP Protected Profile 2050 Standard Class                                                      87,748            7,422
LVIP Protected Profile 2050 Service Class                                                      407,866           40,215
LVIP Protected Profile Conservative Standard Class                                           3,084,382        5,136,686
LVIP Protected Profile Conservative Service Class                                            3,024,486        2,272,847
LVIP Protected Profile Growth Standard Class                                                 2,525,185        5,883,219
LVIP Protected Profile Growth Service Class                                                  4,697,940        1,885,116
LVIP Protected Profile Moderate Standard Class                                               6,364,480        8,754,796
LVIP Protected Profile Moderate Service Class                                                6,213,758        2,512,692
LVIP SSgA Bond Index Standard Class                                                          1,535,706        3,279,795
LVIP SSgA Bond Index Service Class                                                             673,996          362,639
LVIP SSgA Developed International 150 Service Class                                              9,570           10,447
LVIP SSgA Emerging Markets 100 Standard Class                                                8,279,499        5,856,181
LVIP SSgA Emerging Markets 100 Service Class                                                 2,373,374          524,183

                                                                                          AGGREGATE        AGGREGATE
                                                                                           COST OF          PROCEEDS
                                                                                          PURCHASES        FROM SALES
-----------------------------------------------------------------------------------------------------------------------
LVIP SSgA Global Tactical Allocation RPM Standard Class                                $       899,574  $     2,100,872
LVIP SSgA Global Tactical Allocation RPM Service Class                                       2,040,288        1,108,272
LVIP SSgA International Index Standard Class                                                   753,906          291,872
LVIP SSgA International Index Service Class                                                    254,607          125,541
LVIP SSgA Large Cap 100 Service Class                                                           16,154          143,665
LVIP SSgA S&P 500 Index Standard Class                                                       3,132,251        3,571,740
LVIP SSgA S&P 500 Index Service Class                                                        1,409,387          398,105
LVIP SSgA Small-Cap Index Standard Class                                                     1,528,630        1,455,757
LVIP SSgA Small-Cap Index Service Class                                                        368,249          440,299
LVIP SSgA Small-Mid Cap 200 Service Class                                                       87,734          104,954
LVIP T. Rowe Price Growth Stock Service Class                                                  157,275           98,254
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                  5,739,498       19,760,716
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                   1,351,257          833,828
LVIP Templeton Growth RPM Service Class                                                         20,662           32,488
LVIP UBS Large Cap Growth RPM Standard Class                                                   270,663       33,044,545
LVIP UBS Large Cap Growth RPM Service Class                                                    371,179          191,141
LVIP Vanguard Domestic Equity ETF Service Class                                              2,288,690          564,518
LVIP Vanguard International Equity ETF Service Class                                         1,795,977          509,836
MFS VIT Core Equity Initial Class                                                                   66              408
MFS VIT Total Return Initial Class                                                             185,579          253,290
MFS VIT Utilities Initial Class                                                             12,038,323       27,362,277
MFS VIT Utilities Service Class                                                              3,969,935        1,777,634
NB AMT Large Cap Value I Class                                                                     357           38,336
NB AMT Mid Cap Growth I Class                                                                  865,849       17,953,933
NB AMT Mid Cap Intrinsic Value I Class                                                          41,261           75,025
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                            19,847           22,232
PIMCO VIT Total Return Administrative Class                                                 13,102,818        2,096,856
Putnam VT Global Health Care Class IB                                                            9,765           11,540
Wells Fargo Advantage VT Intrinsic Value Class 2                                                27,626           42,560
Wells Fargo Advantage VT Omega Growth Class 2                                                   20,226           63,045
Wells Fargo Advantage VT Small Cap Growth Class 2                                               42,384           90,326

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2012:

                                                                                        NET             FAIR
                                                                       SHARES          ASSET          VALUE OF         COST OF
                                                                       OWNED           VALUE           SHARES          SHARES
---------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                   1,352,223  $        16.42  $   22,203,508  $   21,433,824
ABVPSF Growth and Income Class B                                        1,584,664           20.66      32,739,159      32,920,091
ABVPSF International Value Class B                                         13,668           12.84         175,494         209,499
ABVPSF Small/Mid Cap Value Class A                                         51,629           17.67         912,280         781,219
American Century VP Inflation Protection Class I                        2,858,821           12.05      34,448,791      32,533,988
American Century VP Inflation Protection Class II                       1,362,373           12.03      16,389,349      15,244,405
American Century VP International Class I                                   3,048            8.93          27,216          25,133
American Funds Global Growth Class 2                                    3,854,040           23.44      90,338,705      78,728,872
American Funds Growth Class 2                                           9,659,151           60.45     583,895,684     516,569,233
American Funds Growth-Income Class 2                                    5,443,636           38.24     208,164,633     194,514,629
American Funds International Class 2                                   14,075,308           17.62     248,006,935     239,549,637
BlackRock Global Allocation V.I. Class I                                1,543,818           16.10      24,855,474      23,656,308
BlackRock Global Allocation V.I. Class III                                831,209           14.34      11,919,542      11,700,810
Delaware VIP Diversified Income Standard Class                         15,378,766           11.07     170,242,941     152,709,349
Delaware VIP Diversified Income Service Class                           5,224,194           11.00      57,466,138      53,758,536
Delaware VIP Emerging Markets Service Class                               137,521           19.78       2,720,158       2,647,411
Delaware VIP High Yield Standard Class                                  7,396,955            6.11      45,195,394      40,959,910
Delaware VIP High Yield Service Class                                   1,616,768            6.09       9,846,119       9,025,724
Delaware VIP Limited-Term Diversified Income Service Class                248,850           10.05       2,500,938       2,472,566
Delaware VIP REIT Standard Class                                       10,663,937           12.06     128,607,082     134,978,018
Delaware VIP REIT Service Class                                         1,472,793           12.04      17,732,422      17,169,937

                                                                                        NET             FAIR
                                                                       SHARES          ASSET          VALUE OF         COST OF
                                                                       OWNED           VALUE           SHARES          SHARES
---------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Service Class                              6,449,665  $        33.04  $  213,096,945  $  166,029,064
Delaware VIP Smid Cap Growth Standard Class                             8,925,081           24.37     217,504,215     181,453,046
Delaware VIP Smid Cap Growth Service Class                                536,826           23.67      12,706,674      11,234,031
Delaware VIP U.S. Growth Service Class                                     11,152           10.03         111,859          89,093
Delaware VIP Value Standard Class                                       6,287,017           19.88     124,985,902     109,606,894
Delaware VIP Value Service Class                                          825,857           19.84      16,385,009      14,422,327
DWS Alternative Asset Allocation VIP Class A                              290,476           13.90       4,037,619       3,885,535
DWS Alternative Asset Allocation VIP Class B                              125,009           13.88       1,735,130       1,685,799
DWS Equity 500 Index VIP Class A                                       10,623,028           15.01     159,451,653     135,266,310
DWS Equity 500 Index VIP Class B                                        1,065,064           15.00      15,975,960      13,517,629
DWS Small Cap Index VIP Class A                                         2,696,753           13.56      36,567,976      32,310,232
DWS Small Cap Index VIP Class B                                           444,888           13.55       6,028,232       5,262,846
Fidelity VIP Contrafund Service Class                                   7,859,348           26.36     207,172,417     202,067,032
Fidelity VIP Contrafund Service Class 2                                 1,760,365           26.00      45,769,499      42,675,440
Fidelity VIP Growth Service Class                                       1,436,871           41.95      60,276,748      62,076,626
Fidelity VIP Growth Service Class 2                                       168,432           41.64       7,013,510       5,867,178
Fidelity VIP Mid Cap Service Class 2                                       87,469           29.98       2,622,330       2,478,377
FTVIPT Franklin Income Securities Class 2                                 152,676           15.07       2,300,821       2,228,522
FTVIPT Mutual Shares Securities Class 2                                   109,172           17.22       1,879,944       1,740,114
FTVIPT Templeton Global Bond Securities Class 2                           274,670           19.47       5,347,832       4,765,057
Invesco V.I. Core Equity Series I                                           1,096           30.14          33,026          27,101
Invesco V.I. International Growth Series I                                  1,764           30.03          52,976          38,470
Janus Aspen Series Worldwide Institutional Class                            7,174           30.74         220,541         203,660
LVIP Baron Growth Opportunities Service Class                           4,179,005           35.08     146,616,213     101,139,208
LVIP BlackRock Equity Dividend RPM Standard Class                      19,830,125           14.98     296,995,778     306,671,956
LVIP BlackRock Equity Dividend RPM Service Class                          483,443           14.96       7,232,793       6,990,155
LVIP BlackRock Inflation Protected Bond Standard Class                    121,551           11.48       1,395,402       1,397,719
LVIP BlackRock Inflation Protected Bond Service Class                      18,802           11.45         215,285         216,437
LVIP Capital Growth Service Class                                           1,502           27.55          41,379          40,126
LVIP Clarion Global Real Estate Standard Class                          1,249,273            8.50      10,615,071       8,933,839
LVIP Clarion Global Real Estate Service Class                             489,046            8.43       4,120,210       3,303,026
LVIP Columbia Small-Mid Cap Growth RPM Service Class                       25,639           10.94         280,564         281,732
LVIP Delaware Bond Standard Class                                      22,649,869           14.21     321,899,931     288,765,144
LVIP Delaware Bond Service Class                                        1,982,067           14.21      28,167,154      26,379,375
LVIP Delaware Diversified Floating Rate Service Class                     126,230           10.14       1,279,341       1,272,475
LVIP Delaware Foundation Aggressive Allocation Standard Class           9,089,567           13.19     119,927,741     115,512,098
LVIP Delaware Foundation Aggressive Allocation Service Class              314,689           13.19       4,150,433       3,885,653
LVIP Delaware Foundation Conservative Allocation Standard Class        17,729,908           14.50     257,136,852     257,264,623
LVIP Delaware Foundation Conservative Allocation Service Class            377,358           14.50       5,473,199       5,413,591
LVIP Delaware Foundation Moderate Allocation Standard Class               243,205           14.48       3,520,883       3,332,237
LVIP Delaware Foundation Moderate Allocation Service Class                179,790           14.76       2,653,697       2,543,689
LVIP Delaware Growth and Income Standard Class                         27,463,017           33.04     907,295,707     823,592,993
LVIP Delaware Growth and Income Service Class                             150,812           32.99       4,975,894       4,480,930
LVIP Delaware Social Awareness Standard Class                          14,783,910           32.54     480,994,499     436,872,098
LVIP Delaware Social Awareness Service Class                              384,116           32.48      12,474,152      11,757,831
LVIP Delaware Special Opportunities Standard Class                     11,820,368           34.13     403,370,067     358,668,151
LVIP Delaware Special Opportunities Service Class                         691,231           34.07      23,549,548      24,691,347
LVIP Global Income Standard Class                                         732,063           11.80       8,641,276       8,500,872
LVIP Global Income Service Class                                          326,910           11.82       3,863,419       3,792,587
LVIP JPMorgan Mid Cap Value RPM Service Class                              18,143           11.70         212,344         185,092
LVIP MFS International Growth Service Class                                36,672           12.95         474,979         413,572
LVIP MFS Value Service Class                                               75,838           25.80       1,956,930       1,558,536
LVIP Mid-Cap Value Service Class                                           19,021           15.86         301,689         226,609
LVIP Mondrian International Value Standard Class                       15,075,084           15.24     229,789,505     210,996,024
LVIP Mondrian International Value Service Class                           989,586           15.24      15,077,327      17,246,026
LVIP Money Market Standard Class                                        6,117,880           10.00      61,178,805      61,178,818
LVIP Money Market Service Class                                           725,035           10.00       7,250,351       7,250,349
LVIP Protected Profile 2010 Standard Class                                359,577           11.26       4,048,477       3,571,978
LVIP Protected Profile 2010 Service Class                                 139,188           11.26       1,566,699       1,382,664
LVIP Protected Profile 2020 Standard Class                              1,061,276           10.79      11,449,046      10,241,475
LVIP Protected Profile 2020 Service Class                                 835,832           10.79       9,016,958       8,030,703

                                                                                        NET             FAIR
                                                                       SHARES          ASSET          VALUE OF         COST OF
                                                                       OWNED           VALUE           SHARES          SHARES
---------------------------------------------------------------------------------------------------------------------------------
LVIP Protected Profile 2030 Standard Class                                581,962  $        10.63  $    6,184,509  $    5,635,593
LVIP Protected Profile 2030 Service Class                                 934,589           10.63       9,932,811       8,950,164
LVIP Protected Profile 2040 Standard Class                                212,359           10.01       2,125,499       1,940,848
LVIP Protected Profile 2040 Service Class                                 939,492            9.99       9,388,343       8,414,935
LVIP Protected Profile 2050 Standard Class                                 11,501            9.40         108,120         106,510
LVIP Protected Profile 2050 Service Class                                  44,184            9.39         414,664         403,046
LVIP Protected Profile Conservative Standard Class                      1,837,127           12.85      23,607,083      21,231,425
LVIP Protected Profile Conservative Service Class                       1,399,682           12.85      17,984,513      16,125,933
LVIP Protected Profile Growth Standard Class                            2,330,731           11.90      27,740,365      26,619,555
LVIP Protected Profile Growth Service Class                             3,463,844           11.91      41,237,063      38,338,016
LVIP Protected Profile Moderate Standard Class                          3,387,184           12.56      42,549,800      39,232,798
LVIP Protected Profile Moderate Service Class                           3,790,833           12.56      47,620,439      42,851,982
LVIP SSgA Bond Index Standard Class                                       537,413           11.57       6,218,405       6,072,411
LVIP SSgA Bond Index Service Class                                        158,219           11.57       1,831,223       1,784,765
LVIP SSgA Developed International 150 Service Class                        10,470            8.10          84,820          81,330
LVIP SSgA Emerging Markets 100 Standard Class                           2,404,240           10.45      25,117,098      27,131,586
LVIP SSgA Emerging Markets 100 Service Class                              527,818           10.45       5,514,644       6,103,077
LVIP SSgA Global Tactical Allocation RPM Standard Class                   950,666           10.95      10,410,748      10,511,863
LVIP SSgA Global Tactical Allocation RPM Service Class                  1,565,724           10.95      17,147,807      16,243,850
LVIP SSgA International Index Standard Class                              219,786            7.94       1,745,541       1,674,993
LVIP SSgA International Index Service Class                                94,951            7.94         754,290         701,387
LVIP SSgA Large Cap 100 Service Class                                       6,343           11.49          72,892          62,479
LVIP SSgA S&P 500 Index Standard Class                                  1,288,471           10.19      13,130,804      10,802,542
LVIP SSgA S&P 500 Index Service Class                                     403,631           10.20       4,115,417       3,511,012
LVIP SSgA Small-Cap Index Standard Class                                  322,440           19.60       6,318,863       5,264,597
LVIP SSgA Small-Cap Index Service Class                                   145,841           19.60       2,858,785       2,270,907
LVIP SSgA Small-Mid Cap 200 Service Class                                  46,056           12.63         581,591         514,619
LVIP T. Rowe Price Growth Stock Service Class                              31,921           20.44         652,467         507,247
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class             9,332,812           15.69     146,413,149     128,223,838
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                444,337           15.32       6,806,804       5,386,982
LVIP Templeton Growth RPM Service Class                                    11,925           28.74         342,735         309,745
LVIP UBS Large Cap Growth RPM Standard Class                           10,528,048           23.55     247,935,539     216,939,473
LVIP UBS Large Cap Growth RPM Service Class                                81,723           23.32       1,905,615       1,597,856
LVIP Vanguard Domestic Equity ETF Service Class                           244,528           10.40       2,541,866       2,400,372
LVIP Vanguard International Equity ETF Service Class                      210,773            9.14       1,925,829       1,830,586
MFS VIT Core Equity Initial Class                                             500           17.68           8,833           7,000
MFS VIT Total Return Initial Class                                         84,788           20.05       1,700,002       1,603,310
MFS VIT Utilities Initial Class                                         6,009,858           27.63     166,052,367     150,981,318
MFS VIT Utilities Service Class                                         1,100,635           27.29      30,036,335      27,446,099
NB AMT Large Cap Value I Class                                              2,255           11.60          26,162          27,827
NB AMT Mid Cap Growth I Class                                           3,506,902           30.97     108,608,739      82,661,282
NB AMT Mid Cap Intrinsic Value I Class                                     12,944           12.09         156,497         173,159
PIMCO VIT CommodityRealReturn Strategy Advisor Class                       17,925            7.21         129,237         150,984
PIMCO VIT Total Return Administrative Class                             1,465,454           11.55      16,925,998      16,738,635
Putnam VT Global Health Care Class IB                                       5,996           12.92          77,462          68,171
Wells Fargo Advantage VT Intrinsic Value Class 2                           12,293           14.63         179,850         180,195
Wells Fargo Advantage VT Omega Growth Class 2                               3,648           25.13          91,672          78,307
Wells Fargo Advantage VT Small Cap Growth Class 2                          35,884            7.88         282,768         258,212

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2012, is as follows:

                                                                        UNITS            UNITS          NET INCREASE
                                                                       ISSUED          REDEEMED          (DECREASE)
---------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                    3,802,058       (9,115,212)       (5,313,154)
ABVPSF Growth and Income Class B                                           256,541         (430,501)         (173,960)
ABVPSF International Value Class B                                           6,951          (11,611)           (4,660)
ABVPSF Small/Mid Cap Value Class A                                           3,131           (8,073)           (4,942)
American Century VP Inflation Protection Class I                           530,462         (589,767)          (59,305)

                                                                        UNITS            UNITS          NET INCREASE
                                                                       ISSUED          REDEEMED          (DECREASE)
---------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Class II                          270,407          (85,440)          184,967
American Century VP International Class I                                    1,014          (14,457)          (13,443)
American Funds Global Growth Class 2                                       154,344         (547,494)         (393,150)
American Funds Growth Class 2                                              417,352      (52,969,135)      (52,551,783)
American Funds Growth-Income Class 2                                       336,960       (1,404,306)       (1,067,346)
American Funds International Class 2                                       352,258      (21,046,430)      (20,694,172)
BlackRock Global Allocation V.I. Class I                                   201,654         (225,476)          (23,822)
BlackRock Global Allocation V.I. Class III                                 226,512          (56,594)          169,918
Delaware VIP Diversified Income Standard Class                             175,009       (1,082,061)         (907,052)
Delaware VIP Diversified Income Service Class                              245,722         (172,309)           73,413
Delaware VIP Emerging Markets Service Class                                 10,612          (19,121)           (8,509)
Delaware VIP High Yield Standard Class                                     526,629         (378,348)          148,281
Delaware VIP High Yield Service Class                                      168,662          (69,743)           98,919
Delaware VIP Limited-Term Diversified Income Service Class                  43,403          (62,324)          (18,921)
Delaware VIP REIT Standard Class                                         2,132,850       (4,744,888)       (2,612,038)
Delaware VIP REIT Service Class                                            100,376         (105,686)           (5,310)
Delaware VIP Small Cap Value Service Class                                 509,314      (10,650,221)      (10,140,907)
Delaware VIP Smid Cap Growth Standard Class                                997,519      (10,545,995)       (9,548,476)
Delaware VIP Smid Cap Growth Service Class                                 131,773          (89,959)           41,814
Delaware VIP U.S. Growth Service Class                                       2,388           (3,283)             (895)
Delaware VIP Value Standard Class                                          860,320       (4,890,024)       (4,029,704)
Delaware VIP Value Service Class                                           153,092          (45,122)          107,970
DWS Alternative Asset Allocation VIP Class A                                99,333          (48,288)           51,045
DWS Alternative Asset Allocation VIP Class B                                59,364           (6,307)           53,057
DWS Equity 500 Index VIP Class A                                         1,819,770      (16,581,615)      (14,761,845)
DWS Equity 500 Index VIP Class B                                           181,527          (75,100)          106,427
DWS Small Cap Index VIP Class A                                            578,197       (3,392,339)       (2,814,142)
DWS Small Cap Index VIP Class B                                             50,521          (46,945)            3,576
Fidelity VIP Contrafund Service Class                                    1,139,361      (13,253,194)      (12,113,833)
Fidelity VIP Contrafund Service Class 2                                    255,041         (108,871)          146,170
Fidelity VIP Growth Service Class                                        4,623,799       (9,834,743)       (5,210,944)
Fidelity VIP Growth Service Class 2                                        106,541          (57,136)           49,405
Fidelity VIP Mid Cap Service Class 2                                        11,384          (45,859)          (34,475)
FTVIPT Franklin Income Securities Class 2                                   32,744          (19,721)           13,023
FTVIPT Mutual Shares Securities Class 2                                     11,690          (38,241)          (26,551)
FTVIPT Templeton Global Bond Securities Class 2                             15,101          (41,076)          (25,975)
Invesco V.I. Core Equity Series I                                               --           (2,198)           (2,198)
Invesco V.I. International Growth Series I                                       2             (434)             (432)
Janus Aspen Series Worldwide Institutional Class                            52,371          (31,977)           20,394
LVIP Baron Growth Opportunities Service Class                              468,209       (6,695,031)       (6,226,822)
LVIP BlackRock Equity Dividend RPM Standard Class                           45,374      (11,641,441)      (11,596,067)
LVIP BlackRock Equity Dividend RPM Service Class                            62,076          (46,614)           15,462
LVIP BlackRock Inflation Protected Bond Standard Class                     160,404          (23,203)          137,201
LVIP BlackRock Inflation Protected Bond Service Class                       21,677             (357)           21,320
LVIP Capital Growth Service Class                                           10,680           (7,977)            2,703
LVIP Clarion Global Real Estate Standard Class                             381,208         (235,409)          145,799
LVIP Clarion Global Real Estate Service Class                               91,195          (48,608)           42,587
LVIP Columbia Small-Mid Cap Growth RPM Service Class                         4,446           (7,051)           (2,605)
LVIP Delaware Bond Standard Class                                          237,110       (3,363,440)       (3,126,330)
LVIP Delaware Bond Service Class                                           206,911         (146,169)           60,742
LVIP Delaware Diversified Floating Rate Service Class                       93,056          (26,095)           66,961
LVIP Delaware Foundation Aggressive Allocation Standard Class               67,237       (3,769,287)       (3,702,050)
LVIP Delaware Foundation Aggressive Allocation Service Class                63,445          (25,692)           37,753
LVIP Delaware Foundation Conservative Allocation Standard Class            267,524       (3,994,555)       (3,727,031)
LVIP Delaware Foundation Conservative Allocation Service Class              59,849          (28,885)           30,964
LVIP Delaware Foundation Moderate Allocation Standard Class                 77,197          (29,891)           47,306
LVIP Delaware Foundation Moderate Allocation Service Class                 115,465           (7,769)          107,696
LVIP Delaware Growth and Income Standard Class                              54,540       (8,190,546)       (8,136,006)
LVIP Delaware Growth and Income Service Class                               49,467          (28,180)           21,287
LVIP Delaware Social Awareness Standard Class                               41,193       (7,880,566)       (7,839,373)
LVIP Delaware Social Awareness Service Class                                99,261          (55,831)           43,430
LVIP Delaware Special Opportunities Standard Class                          15,265       (2,842,311)       (2,827,046)

                                                                        UNITS            UNITS          NET INCREASE
                                                                       ISSUED          REDEEMED          (DECREASE)
---------------------------------------------------------------------------------------------------------------------
LVIP Delaware Special Opportunities Service Class                           85,379          (88,639)           (3,260)
LVIP Global Income Standard Class                                          137,466         (132,008)            5,458
LVIP Global Income Service Class                                            90,330          (43,749)           46,581
LVIP JPMorgan Mid Cap Value RPM Service Class                                3,714           (5,006)           (1,292)
LVIP MFS International Growth Service Class                                  2,121          (13,604)          (11,483)
LVIP MFS Value Service Class                                                10,743          (41,956)          (31,213)
LVIP Mid-Cap Value Service Class                                               700           (4,147)           (3,447)
LVIP Mondrian International Value Standard Class                            84,638       (9,011,730)       (8,927,092)
LVIP Mondrian International Value Service Class                             91,571          (67,900)           23,671
LVIP Money Market Standard Class                                         4,410,616       (8,410,819)       (4,000,203)
LVIP Money Market Service Class                                            271,440         (284,343)          (12,903)
LVIP Protected Profile 2010 Standard Class                                  86,838         (138,248)          (51,410)
LVIP Protected Profile 2010 Service Class                                   35,819          (28,467)            7,352
LVIP Protected Profile 2020 Standard Class                                 264,565         (302,397)          (37,832)
LVIP Protected Profile 2020 Service Class                                  228,526          (65,481)          163,045
LVIP Protected Profile 2030 Standard Class                                 139,733         (102,324)           37,409
LVIP Protected Profile 2030 Service Class                                  276,549          (41,821)          234,728
LVIP Protected Profile 2040 Standard Class                                  42,409          (37,613)            4,796
LVIP Protected Profile 2040 Service Class                                  275,495          (57,489)          218,006
LVIP Protected Profile 2050 Standard Class                                   9,256             (964)            8,292
LVIP Protected Profile 2050 Service Class                                   43,618           (4,296)           39,322
LVIP Protected Profile Conservative Standard Class                         167,466         (379,165)         (211,699)
LVIP Protected Profile Conservative Service Class                          186,096         (164,160)           21,936
LVIP Protected Profile Growth Standard Class                               153,622         (460,517)         (306,895)
LVIP Protected Profile Growth Service Class                                326,413         (145,640)          180,773
LVIP Protected Profile Moderate Standard Class                             397,177         (642,544)         (245,367)
LVIP Protected Profile Moderate Service Class                              388,930         (182,866)          206,064
LVIP SSgA Bond Index Standard Class                                        122,017         (283,557)         (161,540)
LVIP SSgA Bond Index Service Class                                          55,714          (31,539)           24,175
LVIP SSgA Developed International 150 Service Class                            969           (1,175)             (206)
LVIP SSgA Emerging Markets 100 Standard Class                              330,277         (364,242)          (33,965)
LVIP SSgA Emerging Markets 100 Service Class                               113,981          (38,886)           75,095
LVIP SSgA Global Tactical Allocation RPM Standard Class                     53,317         (179,494)         (126,177)
LVIP SSgA Global Tactical Allocation RPM Service Class                     137,821          (94,184)           43,637
LVIP SSgA International Index Standard Class                                58,920          (23,841)           35,079
LVIP SSgA International Index Service Class                                 21,367          (13,871)            7,496
LVIP SSgA Large Cap 100 Service Class                                        1,274          (12,615)          (11,341)
LVIP SSgA S&P 500 Index Standard Class                                     324,444         (354,951)          (30,507)
LVIP SSgA S&P 500 Index Service Class                                      149,919          (43,219)          106,700
LVIP SSgA Small-Cap Index Standard Class                                   158,814         (149,921)            8,893
LVIP SSgA Small-Cap Index Service Class                                     39,686          (45,091)           (5,405)
LVIP SSgA Small-Mid Cap 200 Service Class                                    2,178           (7,553)           (5,375)
LVIP T. Rowe Price Growth Stock Service Class                               15,360           (9,096)            6,264
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                843,608       (9,497,698)       (8,654,090)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                  75,661          (51,022)           24,639
LVIP Templeton Growth RPM Service Class                                      2,125           (3,641)           (1,516)
LVIP UBS Large Cap Growth RPM Standard Class                               135,792      (11,375,784)      (11,239,992)
LVIP UBS Large Cap Growth RPM Service Class                                 29,277          (14,684)           14,593
LVIP Vanguard Domestic Equity ETF Service Class                            222,674          (54,315)          168,359
LVIP Vanguard International Equity ETF Service Class                       190,253          (56,356)          133,897
MFS VIT Core Equity Initial Class                                               --              (27)              (27)
MFS VIT Total Return Initial Class                                           9,571          (16,073)           (6,502)
MFS VIT Utilities Initial Class                                            501,787      (12,527,476)      (12,025,689)
MFS VIT Utilities Service Class                                             95,024          (68,677)           26,347
NB AMT Large Cap Value I Class                                                  87          (25,482)          (25,395)
NB AMT Mid Cap Growth I Class                                              515,435      (10,520,300)      (10,004,865)
NB AMT Mid Cap Intrinsic Value I Class                                          15           (4,049)           (4,034)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                           894           (1,493)             (599)
PIMCO VIT Total Return Administrative Class                              1,194,177         (208,336)          985,841
Putnam VT Global Health Care Class IB                                          190             (900)             (710)
Wells Fargo Advantage VT Intrinsic Value Class 2                             2,162           (3,157)             (995)
Wells Fargo Advantage VT Omega Growth Class 2                                1,257           (5,442)           (4,185)
Wells Fargo Advantage VT Small Cap Growth Class 2                            1,607           (4,906)           (3,299)

The change in units outstanding for the year ended December 31, 2011, is as follows:

                                                                        UNITS            UNITS          NET INCREASE
                                                                       ISSUED          REDEEMED          (DECREASE)
---------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                    1,536,409      (10,002,001)       (8,465,592)
ABVPSF Growth and Income Class B                                           168,395         (363,443)         (195,048)
ABVPSF International Value Class B                                          13,254          (12,014)            1,240
ABVPSF Small/Mid Cap Value Class A                                           9,057           (9,987)             (930)
American Century VP Inflation Protection Class I                         1,503,582         (249,960)        1,253,622
American Century VP Inflation Protection Class II                          267,687         (111,318)          156,369
American Century VP International Class I                                   18,410           (3,172)           15,238
American Funds Global Growth Class 2                                       192,252         (610,847)         (418,595)
American Funds Growth Class 2                                              394,925      (54,482,923)      (54,087,998)
American Funds Growth-Income Class 2                                       283,257       (1,655,804)       (1,372,547)
American Funds International Class 2                                       506,235      (22,709,257)      (22,203,022)
BlackRock Global Allocation V.I. Class I                                   510,447         (118,515)          391,932
BlackRock Global Allocation V.I. Class III                                 343,558          (29,688)          313,870
Delaware VIP Diversified Income Standard Class                             260,803       (1,180,791)         (919,988)
Delaware VIP Diversified Income Service Class                              321,578         (220,445)          101,133
Delaware VIP Emerging Markets Service Class                                 23,531          (23,290)              241
Delaware VIP High Yield Standard Class                                     381,394         (526,449)         (145,055)
Delaware VIP High Yield Service Class                                      108,145          (37,018)           71,127
Delaware VIP Limited-Term Diversified Income Service Class                  54,520          (53,323)            1,197
Delaware VIP REIT Standard Class                                         1,844,972       (4,886,154)       (3,041,182)
Delaware VIP REIT Service Class                                             95,651          (61,923)           33,728
Delaware VIP Small Cap Value Service Class                               1,053,646      (12,327,108)      (11,273,462)
Delaware VIP Smid Cap Growth Standard Class                              4,213,739       (9,470,480)       (5,256,741)
Delaware VIP Smid Cap Growth Service Class                                 150,826          (50,894)           99,932
Delaware VIP U.S. Growth Service Class                                       6,833           (4,388)            2,445
Delaware VIP Value Standard Class                                        2,156,857       (4,211,201)       (2,054,344)
Delaware VIP Value Service Class                                           145,631          (54,181)           91,450
DWS Alternative Asset Allocation VIP Class A                               133,797          (48,559)           85,238
DWS Alternative Asset Allocation VIP Class B                                52,612           (5,460)           47,152
DWS Equity 500 Index VIP Class A                                         4,202,571      (17,938,200)      (13,735,629)
DWS Equity 500 Index VIP Class B                                           223,776          (37,408)          186,368
DWS Small Cap Index VIP Class A                                            912,281       (3,873,409)       (2,961,128)
DWS Small Cap Index VIP Class B                                             48,925          (33,378)           15,547
Fidelity VIP Contrafund Service Class                                    1,661,142      (13,394,731)      (11,733,589)
Fidelity VIP Contrafund Service Class 2                                    266,035          (91,731)          174,304
Fidelity VIP Growth Service Class                                        6,048,903      (11,320,377)       (5,271,474)
Fidelity VIP Growth Service Class 2                                        110,405          (39,659)           70,746
Fidelity VIP Mid Cap Service Class 2                                        42,011          (44,853)           (2,842)
FTVIPT Franklin Income Securities Class 2                                   17,993          (25,052)           (7,059)
FTVIPT Mutual Shares Securities Class 2                                     52,359          (15,015)           37,344
FTVIPT Templeton Global Bond Securities Class 2                             42,851          (31,319)           11,532
Invesco V.I. Core Equity Series I                                              860             (414)              446
Invesco V.I. International Growth Series I                                     325             (156)              169
Janus Aspen Series Worldwide Institutional Class                            25,227          (20,014)            5,213
LVIP Baron Growth Opportunities Service Class                            1,414,775       (6,528,101)       (5,113,326)
LVIP BlackRock Equity Dividend RPM Standard Class                          304,294      (12,068,687)      (11,764,393)
LVIP BlackRock Equity Dividend RPM Service Class                            57,520          (48,236)            9,284
LVIP Capital Growth Service Class                                              204              (25)              179
LVIP Clarion Global Real Estate Standard Class                             258,281         (217,604)           40,677
LVIP Clarion Global Real Estate Service Class                               97,697          (38,170)           59,527
LVIP Columbia Small-Mid Cap Growth RPM Service Class                        30,778          (29,266)            1,512
LVIP Delaware Bond Standard Class                                          287,368       (4,013,642)       (3,726,274)
LVIP Delaware Bond Service Class                                           237,735          (76,823)          160,912
LVIP Delaware Diversified Floating Rate Service Class                       64,029           (3,463)           60,566
LVIP Delaware Foundation Aggressive Allocation Standard Class              180,001       (4,280,195)       (4,100,194)
LVIP Delaware Foundation Aggressive Allocation Service Class                50,537          (21,670)           28,867
LVIP Delaware Foundation Conservative Allocation Standard Class            113,557       (4,609,325)       (4,495,768)
LVIP Delaware Foundation Conservative Allocation Service Class              54,460          (39,107)           15,353
LVIP Delaware Foundation Moderate Allocation Standard Class                143,734          (34,677)          109,057

                                                                        UNITS            UNITS          NET INCREASE
                                                                       ISSUED          REDEEMED          (DECREASE)
---------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Moderate Allocation Service Class                  54,892           (1,844)           53,048
LVIP Delaware Growth and Income Standard Class                             128,534       (9,359,716)       (9,231,182)
LVIP Delaware Growth and Income Service Class                               57,355          (22,130)           35,225
LVIP Delaware Social Awareness Standard Class                              216,869       (8,518,746)       (8,301,877)
LVIP Delaware Social Awareness Service Class                                92,347          (39,901)           52,446
LVIP Delaware Special Opportunities Standard Class                          95,078       (2,934,908)       (2,839,830)
LVIP Delaware Special Opportunities Service Class                          130,611          (52,687)           77,924
LVIP Global Income Standard Class                                          371,254         (149,283)          221,971
LVIP Global Income Service Class                                           135,724          (55,137)           80,587
LVIP JPMorgan Mid Cap Value RPM Service Class                                7,671           (4,854)            2,817
LVIP MFS International Growth Service Class                                 16,766           (6,277)           10,489
LVIP MFS Value Service Class                                                30,377          (13,555)           16,822
LVIP Mid-Cap Value Service Class                                             8,958           (2,627)            6,331
LVIP Mondrian International Value Standard Class                           182,015       (9,627,068)       (9,445,053)
LVIP Mondrian International Value Service Class                            104,308          (50,481)           53,827
LVIP Money Market Standard Class                                         8,013,422      (12,157,809)       (4,144,387)
LVIP Money Market Service Class                                            248,708         (179,802)           68,906
LVIP Protected Profile 2010 Standard Class                                 101,163         (149,916)          (48,753)
LVIP Protected Profile 2010 Service Class                                   38,175          (40,295)           (2,120)
LVIP Protected Profile 2020 Standard Class                                 252,991         (233,347)           19,644
LVIP Protected Profile 2020 Service Class                                  187,026          (82,130)          104,896
LVIP Protected Profile 2030 Standard Class                                 197,430         (110,169)           87,261
LVIP Protected Profile 2030 Service Class                                  234,690          (34,874)          199,816
LVIP Protected Profile 2040 Standard Class                                  61,705          (42,408)           19,297
LVIP Protected Profile 2040 Service Class                                  222,392          (26,599)          195,793
LVIP Protected Profile 2050 Standard Class                                   2,788             (110)            2,678
LVIP Protected Profile 2050 Service Class                                    4,226             (275)            3,951
LVIP Protected Profile Conservative Standard Class                         208,562         (391,315)         (182,753)
LVIP Protected Profile Conservative Service Class                          201,379         (160,032)           41,347
LVIP Protected Profile Growth Standard Class                               208,016         (338,930)         (130,914)
LVIP Protected Profile Growth Service Class                                331,573         (211,500)          120,073
LVIP Protected Profile Moderate Standard Class                             328,683         (599,482)         (270,799)
LVIP Protected Profile Moderate Service Class                              363,294         (233,332)          129,962
LVIP SSgA Bond Index Standard Class                                        438,558         (153,415)          285,143
LVIP SSgA Bond Index Service Class                                          51,500          (21,222)           30,278
LVIP SSgA Developed International 150 Service Class                          5,234           (2,121)            3,113
LVIP SSgA Emerging Markets 100 Standard Class                              346,704         (501,643)         (154,939)
LVIP SSgA Emerging Markets 100 Service Class                               118,740          (53,655)           65,085
LVIP SSgA Global Tactical Allocation RPM Standard Class                    103,745         (260,939)         (157,194)
LVIP SSgA Global Tactical Allocation RPM Service Class                     185,871         (136,506)           49,365
LVIP SSgA International Index Standard Class                                84,495          (96,735)          (12,240)
LVIP SSgA International Index Service Class                                 27,770          (11,851)           15,919
LVIP SSgA Large Cap 100 Service Class                                        5,691           (2,525)            3,166
LVIP SSgA S&P 500 Index Standard Class                                     534,690         (565,987)          (31,297)
LVIP SSgA S&P 500 Index Service Class                                      152,724          (53,319)           99,405
LVIP SSgA Small-Cap Index Standard Class                                   137,474         (263,674)         (126,200)
LVIP SSgA Small-Cap Index Service Class                                     64,672          (42,298)           22,374
LVIP SSgA Small-Mid Cap 200 Service Class                                   16,651          (12,177)            4,474
LVIP T. Rowe Price Growth Stock Service Class                               16,577           (6,619)            9,958
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class              1,624,701      (10,037,043)       (8,412,342)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                  84,694          (25,643)           59,051
LVIP Templeton Growth RPM Service Class                                      5,593           (2,659)            2,934
LVIP UBS Large Cap Growth RPM Standard Class                                 1,899      (12,692,671)      (12,690,772)
LVIP UBS Large Cap Growth RPM Service Class                                 23,047          (12,865)           10,182
LVIP Vanguard Domestic Equity ETF Service Class                             78,665           (8,864)           69,801
LVIP Vanguard International Equity ETF Service Class                        67,533           (5,197)           62,336
MFS VIT Core Equity Initial Class                                               --              (31)              (31)
MFS VIT Total Return Initial Class                                           5,557          (31,458)          (25,901)
MFS VIT Utilities Initial Class                                          2,020,846      (10,676,518)       (8,655,672)
MFS VIT Utilities Service Class                                            104,678          (74,704)           29,974
NB AMT Large Cap Value I Class                                                  84           (1,302)           (1,218)
NB AMT Mid Cap Growth I Class                                              708,407      (11,113,268)      (10,404,861)

                                                                        UNITS            UNITS          NET INCREASE
                                                                       ISSUED          REDEEMED          (DECREASE)
---------------------------------------------------------------------------------------------------------------------
NB AMT Mid Cap Intrinsic Value I Class                                         961           (1,583)             (622)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                         7,595           (6,657)              938
PIMCO VIT Total Return Administrative Class                                607,840          (47,337)          560,503
Putnam VT Global Health Care Class IB                                           56           (1,770)           (1,714)
WFVT Advantage Intrinsic Value Class 2                                       9,001           (5,357)            3,644
WFVT Advantage Omega Growth Class 2                                          3,102             (533)            2,569
WFVT Advantage Small Cap Growth Class 2                                      1,344           (8,944)           (7,600)

7. SUBSEQUENT EVENT

Subsequent events were evaluated through the date these financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statements of assets and liabilities of Lincoln National Variable Annuity Account C ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln National Variable Annuity Account C at December 31, 2012, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 17, 2013

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2012

     Statement of Operations - Year ended December 31, 2012

     Statements of Changes in Net Assets - Years ended December 31, 2012 and
     2011

     Notes to Financial Statements - December 31, 2012

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2012 and 2011

     Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2012, 2011 and 2010

     Consolidated Statements of Stockholders' Equity - Years ended December 31, 2012, 2011 and 2010

     Consolidated Statements of Cash Flows - Years ended December 31, 2012, 2011 and 2010

     Notes to Consolidated Financial Statements - December 31, 2012

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1998.

(2) Not Applicable.

(3)(a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract (Form No. 30070) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-112927) filed on February 18, 2004.

   (b) Variable Annuity Amendment (Form No. AR 434-A MFS 02/04) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-112927) filed on May 28, 2004.

   (c) Section 457 Annuity Endorsement (Form No. AR435-I) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-112927) filed on February 18, 2004.

   (d) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (e) Variable Annuity Payment Option Rider (I4LA-EMI 3/07) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-112927) filed on April 17, 2007.

   (f) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(5) Application (33083 2/05) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-112927) filed on April 17, 2007.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on
   April 3, 2012.

     iv) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (vii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (viii) DWS Investments VIT Funds Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ix) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on
   April 2, 2013.

     (x) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (iii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-112927) filed on May 28, 2004.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 21, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Dennis R. Glass**             President and Director
Chuck C. Cornelio***          Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**           Executive Vice President, Chief Financial Officer and Director
Mark E. Konen**               Executive Vice President and Director
Keith J. Ryan*                Vice President and Director
Charles A. Brawley, III**     Vice President and Secretary
Ellen Cooper**                Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
   46802

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2013 there were 319,646 contract owners under Account C.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -----------------------------------------------------
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Joel Schwartz*              Senior Vice President and Director
Elizabeth F. Conover***     Assistant Vice President and Chief Financial Officer
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 Greene Street, Greensboro, NC 27401

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 19th day of April, 2013.


      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM) Select
      By:   /s/ John D. Weber
            ------------------------------------
            John D. Weber
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            (Signature-Officer of Depositor)
            Senior Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 19, 2013.

Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By: /s/ John D. Weber           Pursuant to a Power of Attorney
 ---------------------------
  John D. Weber